As Filed with the Securities and Exchange Commission on April 27, 2011

REGISTRATION NO. 333-168741
811-05846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 2

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 121

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Name of Depositor)

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (781) 237-6030

Sandra M. DaDalt, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 2335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on April 29, 2011 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PART A

APRIL 29, 2011
SUN LIFE FINANCIAL MASTERS® I SHARE PROSPECTUS

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals. You may choose among a number of fixed and variable investment options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the “Funds”):

Large-Cap Equity Funds	Specialty Sector Equity Fund
Columbia Variable Portfolio - Marsico 21st Century Fund, Class 2[1]	MFS® Utilities Portfolio, Service Class
Columbia Variable Portfolio - Marsico Growth Fund, Class 2[2]	Specialty Sector Commodity Funds
Fidelity® Variable Insurance Products Fund II - Contrafund®	PIMCO CommodityRealReturn® Strategy Portfolio,
Portfolio, Service Class 2	Administrative Class
Invesco Van Kampen V.I. Comstock Fund, Series II	Real Estate Equity Fund
Lord Abbett Series Fund - Fundamental Equity Portfolio, Class VC	Sun Capital Global Real Estate Fund, Service Class
MFS® Core Equity Portfolio, Service Class	Asset Allocation Funds
MFS® Value Portfolio, Service Class	AllianceBernstein Balanced Wealth Strategy Portfolio, Class B
Mutual Shares Securities Fund, Class 2	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
Oppenheimer Capital Appreciation Fund/VA, Service Shares	BlackRock Global Allocation V.I. Fund, Class III
SCSM BlackRock Large Cap Index Fund, Service Class	Fidelity® Variable Insurance Products III - Balanced Portfolio,
SCSM Davis Venture Value Fund, Service Class	Service Class 2
SCSM Lord Abbett Growth & Income Fund, Service Class	Franklin Income Securities Fund, Class 2
SCSM WMC Large Cap Growth Fund, Service Class	Invesco Van Kampen V.I. Equity and Income Fund, Series II
Mid-Cap Equity Funds	MFS® Global Tactical Allocation Portfolio, Service Class
Fidelity® Variable Insurance Products III - Mid Cap Portfolio,	MFS® Total Return Portfolio, Service Class
Service Class 2	PIMCO Global Multi-Asset Portfolio, Advisor Class
Invesco Van Kampen V.I. Mid Cap Value Fund, Series II	SCSM Ibbotson Balanced Fund, Service Class
Lord Abbett Series Fund - Growth Opportunities Portfolio, Class VC	SCSM Ibbotson Conservative Fund, Service Class
SCSM Goldman Sachs Mid Cap Value Fund, Service Class	SCSM Ibbotson Growth Fund, Service Class
SCSM WMC Blue Chip Mid Cap Fund, Service Class	Target Date Funds
Universal Institutional Funds, Inc. - Mid Cap Growth	Fidelity® Variable Insurance Products Fund IV - Freedom 2015
Portfolio, Class II	Portfolio, Service Class 2
Small-Cap Equity Funds	Fidelity® Variable Insurance Products Fund IV - Freedom 2020
Franklin Small Cap Value Securities Fund, Class 2	Portfolio, Service Class 2
SCSM BlackRock Small Cap Index Fund, Service Class	Money Market Fund
SCSM Columbia Small Cap Value Fund, Service Class	Sun Capital Money Market Fund®, Service Class
SCSM Invesco Small Cap Growth Fund, Service Class	Short-Term Bond Fund
International/Global Equity Funds	SCSM Goldman Sachs Short Duration Fund, Service Class
AllianceBernstein International Growth Portfolio, Class B	Intermediate-Term Bond Funds
Columbia Variable Portfolio - Marsico International Opportunities	MFS® Bond Portfolio, Service Class
Fund, Class 2[3]	MFS® Government Securities Portfolio, Service Class
MFS® International Growth Portfolio, Service Class	SCSM PIMCO Total Return Fund, Service Class
MFS® International Value Portfolio, Service Class	Sun Capital Investment Grade Bond Fund®, Service Class
MFS® Research International Portfolio, Service Class	Wells Fargo Variable Trust - VT Total Return Bond Fund, Class 2
Oppenheimer Global Securities Fund/VA, Service Shares	Inflation Protected Bond Fund
SCSM AllianceBernstein International Value Fund, Service Class	SCSM BlackRock Inflation Protected Bond Fund, Service Class
SCSM BlackRock International Index Fund, Service Class	Multi-Sector Bond Fund
Templeton Growth Securities Fund, Class 2	Franklin Strategic Income Securities Fund, Class 2
International/Global Small/Mid-Cap Equity Fund	High Yield Bond Fund
First Eagle Overseas Variable Fund	SCSM PIMCO High Yield Fund, Service Class
Emerging Markets Equity Funds	Emerging Markets Bond Fund
Lazard Retirement Emerging Markets Equity Portfolio,	PIMCO Emerging Markets Bond Portfolio, Administrative Class
Service Class
MFS® Emerging Markets Equity Portfolio, Service Class

1 Name change effective May 2, 2011. Formerly Columbia Marsico 21st Century Fund, Variable Series, Class B.
2 Name change effective May 2, 2011. Formerly Columbia Marsico Growth Fund, Variable Series, Class B.
3 Name change effective May 2, 2011. Formerly Columbia Marsico International Opportunities Fund, Variable Series, Class B.

We have filed a Statement of Additional Information dated April 29, 2011 (the “SAI”) with the Securities and Exchange Commission (the “SEC”), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 49 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below or by telephoning (800) 752-7216. In addition, you can inspect and copy all of our filings at the SEC’s public reference facilities at: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC will provide copies by mail for a fee. The SEC also has a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

Any reference in this Prospectus to receipt by us means receipt at the following address: SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

TABLE OF CONTENTS

SPECIAL TERMS [INSERT PAGE NUMBER]
PRODUCT HIGHLIGHTS [INSERT PAGE NUMBER]
FEES AND EXPENSES [INSERT PAGE NUMBER]
EXAMPLE [INSERT PAGE NUMBER]
CONDENSED FINANCIAL INFORMATION [INSERT PAGE NUMBER]
THE ANNUITY CONTRACT [INSERT PAGE NUMBER]
COMMUNICATING TO US ABOUT YOUR CONTRACT [INSERT PAGE NUMBER]
Electronic Account Information [INSERT PAGE NUMBER]
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) [INSERT PAGE NUMBER]
THE VARIABLE ACCOUNT [INSERT PAGE NUMBER]
VARIABLE ACCOUNT OPTIONS: THE FUNDS [INSERT PAGE NUMBER]
THE FIXED ACCOUNT OPTIONS: THE DCA PERIODS [INSERT PAGE NUMBER]
THE ACCUMULATION PHASE [INSERT PAGE NUMBER]
Issuing Your Contract [INSERT PAGE NUMBER]
Amount and Frequency of Purchase Payments [INSERT PAGE NUMBER]
Allocation of Net Purchase Payments [INSERT PAGE NUMBER]
Your Account [INSERT PAGE NUMBER]
Your Account Value [INSERT PAGE NUMBER]
Variable Account Value [INSERT PAGE NUMBER]
Fixed Account Value [INSERT PAGE NUMBER]
Investment Adviser Authorization [INSERT PAGE NUMBER]
Transfer Privilege [INSERT PAGE NUMBER]
Waivers; Reduced Charges; Special Guaranteed Interest Rates [INSERT PAGE NUMBER]
Other Programs [INSERT PAGE NUMBER]
WITHDRAWALS [INSERT PAGE NUMBER]
Cash Withdrawals [INSERT PAGE NUMBER]
CONTRACT CHARGES [INSERT PAGE NUMBER]
Account Fee [INSERT PAGE NUMBER]
Administrative Expense Charge [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge [INSERT PAGE NUMBER]
Charge for the Optional Living Benefit [INSERT PAGE NUMBER]
Premium Taxes [INSERT PAGE NUMBER]
Fund Expenses [INSERT PAGE NUMBER]
Modification in the Case of Group Contracts [INSERT PAGE NUMBER]
OPTIONAL LIVING BENEFIT: SUN INCOME ADVISORSM[INSERT PAGE NUMBER]
Key Terms [INSERT PAGE NUMBER]
Description of the Living Benefit [INSERT PAGE NUMBER]
Important Considerations [INSERT PAGE NUMBER]
Withdrawal Benefit Base [INSERT PAGE NUMBER]
Lifetime Withdrawal Percentage [INSERT PAGE NUMBER]
Annual Withdrawal Amount [INSERT PAGE NUMBER]
Bonus and Bonus Base [INSERT PAGE NUMBER]
Step-Up [INSERT PAGE NUMBER]
Impact of Withdrawals [INSERT PAGE NUMBER]
Cost of the Living Benefit [INSERT PAGE NUMBER]
Cancellation of the Living Benefit [INSERT PAGE NUMBER]
Death of Participant - Single-Life Coverage [INSERT PAGE NUMBER]
Death of Participant - Joint-Life Coverage [INSERT PAGE NUMBER]
Annuitization Under the Living Benefit [INSERT PAGE NUMBER]
Tax Issues Under the Living Benefit [INSERT PAGE NUMBER]
DESIGNATED FUNDS [INSERT PAGE NUMBER]
BUILD YOUR OWN PORTFOLIO [INSERT PAGE NUMBER]
DEATH BENEFIT [INSERT PAGE NUMBER]
Amount of Death Benefit [INSERT PAGE NUMBER]
The Death Benefit [INSERT PAGE NUMBER]
Spousal Continuance [INSERT PAGE NUMBER]
Calculating the Death Benefit [INSERT PAGE NUMBER]
Method of Paying Death Benefit [INSERT PAGE NUMBER]
Non-Qualified Contracts [INSERT PAGE NUMBER]
Selection and Change of Beneficiary [INSERT PAGE NUMBER]
Payment of Death Benefit [INSERT PAGE NUMBER]
THE INCOME PHASE - ANNUITY PROVISIONS [INSERT PAGE NUMBER]
Selection of Annuitant(s) [INSERT PAGE NUMBER]
Selection of the Annuity Commencement Date [INSERT PAGE NUMBER]
Annuity Options [INSERT PAGE NUMBER]
Selection of Annuity Option [INSERT PAGE NUMBER]
Amount of Annuity Payments [INSERT PAGE NUMBER]
Transfer of Variable Annuity Units [INSERT PAGE NUMBER]
Account Fee [INSERT PAGE NUMBER]
Annuity Payment Rates [INSERT PAGE NUMBER]
Annuity Options as Method of Payment for Death Benefit [INSERT PAGE NUMBER]
OTHER CONTRACT PROVISIONS [INSERT PAGE NUMBER]
Exercise of Contract Rights [INSERT PAGE NUMBER]
Change of Ownership [INSERT PAGE NUMBER]
Voting of Fund Shares [INSERT PAGE NUMBER]
Reports to Owners [INSERT PAGE NUMBER]
Substitution of Securities [INSERT PAGE NUMBER]
Change in Operation of Variable Account [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Modification [INSERT PAGE NUMBER]
Discontinuance of New Participants [INSERT PAGE NUMBER]
Reservation of Rights [INSERT PAGE NUMBER]
Right to Return [INSERT PAGE NUMBER]
TAX PROVISIONS [INSERT PAGE NUMBER]
U.S. Federal Income Tax Provisions [INSERT PAGE NUMBER]
Puerto Rico Tax Provisions [INSERT PAGE NUMBER]
ADMINISTRATION OF THE CONTRACT [INSERT PAGE NUMBER]
DISTRIBUTION OF THE CONTRACT [INSERT PAGE NUMBER]
AVAILABLE INFORMATION [INSERT PAGE NUMBER]
STATE REGULATION [INSERT PAGE NUMBER]
LEGAL PROCEEDINGS [INSERT PAGE NUMBER]
FINANCIAL STATEMENTS [INSERT PAGE NUMBER]
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION [INSERT PAGE NUMBER]
APPENDIX A - GLOSSARY [INSERT PAGE NUMBER]
APPENDIX B - OPTIONAL LIVING BENEFIT EXAMPLES [INSERT PAGE NUMBER]
APPENDIX C - BUILD YOUR OWN PORTFOLIO [INSERT PAGE NUMBER]
APPENDIX D - CONDENSED FINANCIAL INFORMATION [INSERT PAGE NUMBER]

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the capitalized terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these capitalized terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a capitalized term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Sun Life Financial Masters® I Share Contract provides a number of important benefits for your retirement planning. You are eligible to purchase a Contract if you are age 85 or younger on the Open Date. During the Accumulation Phase, you make Purchase Payments under the Contract and allocate them to one or more of the Variable Account options or the Fixed Account options available through our dollar-cost averaging program. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a death benefit if you die during the Accumulation Phase.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $20,000, unless we waive this limit. You can make additional Purchase Payments at any time during the Accumulation Phase. Currently there is no minimum amount required for additional Purchase Payments. However, we reserve the right to require that each additional Purchase Payment be at least $1,000. We will not accept, without our prior approval, a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million. These general requirements for Purchase Payments apply even if you elect the Sun Income AdvisorSM living benefit. However, if you select the Sun Income Advisor living benefit, you can only make additional Purchase Payments during your first Account Year. Under Sun Income Advisor, any Purchase Payments received after your first Account Anniversary will be deemed “not in good order” and returned to you.

Variable Account Options: The Funds

You can allocate your Purchase Payments among the Sub-Accounts investing in a number of Fund options. You may also transfer among the Funds. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate securities portfolio of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money.

The Fixed Account Options: The DCA Periods

You can allocate your Purchase Payments to one of the Fixed Account options available through our dollar-cost averaging (“DCA”) program: 6-month DCA Period and 12-month DCA Period. Each DCA Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate required by law. Once we have accepted your allocation to a particular DCA Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the DCA Period. We reserve the right to stop offering the DCA program. (See “Other Programs.”)

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 Annual Account Fee. We will waive the Account Fee if your Account Value is $100,000 or more on your Account Anniversary.

During the Accumulation Phase, we deduct a mortality and expense risk charge at an annual rate of 0.50% of the average daily value of the Contract invested in the Variable Account.

We also deduct an administrative charge at an annual rate of 0.15% of the average daily value of the Contract invested in the Variable Account.

Currently, you can transfer your Account Value among the underlying Funds free of charge. However, we reserve the right to impose a charge of up to $15 per transfer. We limit the number of your Fund transfers to 12 per year. (See “Transfer Privilege.”)

If you elect Sun Income AdvisorSM, we will assess a periodic charge. The annual amount of the charge will not exceed 1.75% for single-life coverage, and 1.95% for joint-life coverage, of the highest Withdrawal Benefit Base during the Account Year.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

Optional Living Benefit

At issue, you may choose to participate in the optional living benefit available under your Contract. Sun Income AdvisorSM (“Sun Income Advisor”) offers a guaranteed withdrawal benefit with an opportunity for a bonus to be added to your benefit base if you defer taking withdrawals during a specified time period under your Contract.

If you are age 59 or older, Sun Income Advisor offers lifetime income even if your Account Value declines to zero, provided that you limit the amount you withdraw annually to a specified percentage of your benefit base and you limit your investments to the Designated Funds. (See “Description of the Living Benefit” and “Annual Withdrawal Amount.”) Sun Income Advisor also allows you to “step-up,” or increase, your guaranteed amount on an annual basis, if eligible. You will pay a fee for Sun Income Advisor.

Sun Income Advisor is available only if you are age 85 or younger on the Open Date. If you want to participate in Sun Income Advisor, you must elect it when you purchase your Contract.

Under Sun Income Advisor, you may make Purchase Payments only during your first Account Year. Any Purchase Payments received after your first Account Anniversary will be deemed “not in good order” and returned to you. Purchase Payments allocated to investment options other than the Designated Funds will only terminate Sun Income Advisor. Withdrawals taken in excess of allowable amounts, or withdrawals taken prior to certain dates, may severely decrease your Account Value or cause your Contract and Sun Income Advisor to terminate without value.

You may terminate Sun Income Advisor at any time. In addition, Sun Income Advisor will terminate if you annuitize or if you transfer any portion of your Account Value to an investment option other than one of the Designated Funds. In certain circumstances, a change of ownership may also terminate your living benefit. Upon termination, all benefits and fees associated with Sun Income Advisor will cease. Once terminated, Sun Income Advisor may not be reinstated.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments on a fixed or variable basis. If you choose to receive any part of your annuity payments on a variable basis, the dollar amount of the payments may fluctuate with the performance of the underlying Funds. Subject to the Maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment option.

During the Income Phase, we will deduct total insurance charges at an annual rate of 0.65% of your average daily Annuity Unit values. We will not deduct the mortality and expense risk charge; nor will we deduct the charge for Sun Income Advisor. The 0.65% insurance charge, which includes an administrative expense charge, compensates us for the risks and expenses associated with providing annuity payments during the Income Phase.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The death benefit pays the greater of your Account Value or your total Purchase Payments (adjusted for withdrawals), calculated as of your Death Benefit Date.

Withdrawals

You can withdraw money from your Contract at any time during the Accumulation Phase without the imposition of a withdrawal charge. Furthermore, no withdrawal charge is imposed upon annuitization. However, you may have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a “free look” provision. If you cancel your Contract within 10 days after receiving it (or later, if allowed by your state), we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request in good order. (This amount may be more or less than the original Purchase Payment.) In states requiring return of Purchase Payments, you will receive the greater of (1) your Surrender Value as of the day we receive your cancellation request or (2) your total Purchase Payments made as of that date.

Tax Provisions

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If your Contract is a Non-Qualified Contract, it is possible that the election of Sun Income Advisor might increase the taxable portion of any withdrawal you make from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal tax penalty on taxable amounts.

NOTE ABOUT OTHER ANNUITY CONTRACTS THAT WE OFFER: In addition to the Contract, we currently offer many other forms of annuity contracts with a wide variety of features, benefits and charges. Depending on your circumstances and needs, some of these other contracts may be at a lower cost to you. Not all of the annuity contracts that we offer are available in all jurisdictions or through all of the selling agents who offer the contracts. You should consider with your selling agent what annuity contract or financial product is most consistent with your needs and preferences.

If you have any questions about your Contract or need more information, please contact us at:

Sun Life Assurance Company of Canada (U.S.)
P. O. Box 9133
Wellesley Hills, Massachusetts  02481
Toll Free (800) 752-7216
www.sunlife.com/us

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.1

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments withdrawn):	0%

Maximum Fee Per Transfer (currently $0):	$15

Premium Taxes (as a percentage of Account Value or total Purchase Payments):	0% - 3.5%[2]

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$ 50[3]

Variable Account Annual Expenses
(as a percentage of net Variable Account assets)4

Mortality and Expense Risk Charge:	0.50%
Administrative Expense Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	0.65%

Charge for Optional Living Benefit

Maximum Annual Fee
Sun Income Advisor Living Benefit (as a percentage of the highest Withdrawal Benefit Base[5] during the Account Year):	1.95%[6]

Total Variable Account Annual Expenses (0.65%) plus the Maximum Charge for Sun Income Advisor Living Benefit (1.95%):	2.60%[7]

The table below shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.72%	1.88%

The expenses shown, which include any acquired fund fees and expenses, are those incurred for the year ended December 31, 2010, and were provided by the Funds. We have not independently verified the accuracy of the Fund expense information. Current or future expenses may be greater or less than those shown. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the Fund prospectuses.

[1]
The fee tables apply to the Accumulation Phase of the Contract and reflect the maximum charges unless otherwise noted. See “Contract Charges.” During the Income Phase, the fees will be different than the Total Variable Account Annual Expenses described in the fee table. After you annuitize, we will deduct total insurance charges at an annual rate of 0.65% of your average daily Annuity Unit values; we will no longer deduct a mortality and expense risk charge or the charge for Sun Income Advisor. The 0.65% insurance charge, which includes the administrative expense charge, compensates us for the risks and expenses associated with providing annuity payments during the Income Phase.

[2]
The premium tax rate and base vary by your state of residence and the type of Contract you own. We may deduct premium taxes from Account Value upon full surrender (including a surrender for the death benefit) or annuitization. (See “Premium Taxes.”)

[3]	The Annual Account Fee is waived if your Account Value is $100,000 or more on your Account Anniversary. (See “Account Fee.”)

[4]
All of the Variable Account Annual Expenses, except for the charge for Sun Income Advisor, are assessed as a percentage of average daily net Variable Account assets. The charge for Sun Income Advisor is assessed on a quarterly basis.

[5]
The Withdrawal Benefit Base is equal to your initial Purchase Payment, and is, thereafter subject to certain adjustments. See “Withdrawal Benefit Base” under “Optional Living Benefit - Sun Income Advisor.”

[6]
The charge for Sun Income Advisor is assessed and deducted quarterly based upon the Withdrawal Benefit Base and is taken on the last day of each Account Quarter. Different charges may apply depending on whether you have elected single-life or joint-life coverage. On the Issue Date, your Withdrawal Benefit Base is equal to your initial Purchase Payment and is, thereafter, subject to certain adjustments. We reserve the right to increase or decrease the percentage rate used to calculate the fee for Sun Income Advisor at any time, but the rate will never exceed the maximum annual rate of 1.95% for joint-life, or 1.75% for single-life, coverage. The current annual rates and maximum annual rates are shown in the chart under “Charge for the Optional Living Benefit.”

[7]
This amount assumes that Sun Income Advisor with joint-life coverage (1.95%) was selected (in addition to the 0.50% Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge). It also assumes that Sun Income Advisor’s initial Withdrawal Benefit Base is equal to the initial Purchase Payment. If the Withdrawal Benefit Base changes, the charge for Sun Income Advisor and your Total Variable Account Annual Expenses would be higher or lower.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract combines the features producing the highest maximum charges, including the Sun Income Advisor optional living benefit with joint-life coverage. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the Annual Account Fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$459	$1,419	$2,435	$5,197

(2)	If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$459	$1,419	$2,435	$5,197

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$459	$1,419	$2,435	$5,197

The fee table and Example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

For information concerning compensation paid for the sale of the Contracts, see “Distribution of the Contract.”

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (“Variable Accumulation Units”) is included in the back of this Prospectus as Appendix D.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”) offer the Contract to groups and individuals for use in connection with their retirement plans. Annuities are long-term investment vehicles designed for retirement planning, and are not suitable for short-term investing or speculation. Persons wishing to employ such strategies should not purchase a Contract. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Participant of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as “Participants” and we address all Participants as “you”; we use the term “Contracts” to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as “your” Account or a “Participant Account.”

Your Contract provides certain features that may benefit you in retirement planning.

•
It has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you make Purchase Payments under the Contract and allocate them to one or more of the Variable Account options or the Fixed Account options available through our DCA program. During the Income Phase, we make annuity payments based on the amount you have accumulated. Annuity payments can be fixed or variable. When you choose variable options, you assume the investment risk. When you choose fixed options, we assume the investment risk.

•
It also has tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax-deferral without the need for purchasing an annuity contract.

•	It provides a death benefit if you die during the Accumulation Phase.

•	If you so elect, during the Income Phase, it provides annuity payments to you or someone else for life or for another period that you choose.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as “Qualified Contracts,” and all other Contracts as “Non-Qualified Contracts.” A qualified retirement plan generally provides tax-deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

COMMUNICATING TO US ABOUT YOUR CONTRACT

You may submit transaction requests or otherwise communicate with us in writing or by telephone. All materials mailed to us, including Purchase Payments, must be sent to our mailing address as set forth at the beginning of this Prospectus. For all telephone communications, you must call (800) 752-7216. In addition, the authorized registered representative of the broker-dealer of record may submit transfer requests on your behalf in writing, by telephone, or over the Internet on our broker website. To use the broker website, the registered representative must first consent to our online terms of use. (See “Requests for Transfers” under “Transfer Privilege.”)

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our mailing address or at (800) 752-7216. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after the close of regular trading on the New York Stock Exchange, which is normally 4:00 p.m., Eastern Time. In some cases, receipt of requests for financial transactions by the broker-dealer of record will be deemed to be constructive receipt by us. This would include only cases where we have a specific agreement with the broker-dealer that provides for this treatment and the broker-dealer electronically forwards to us the request promptly after the end of the Business Day on which it receives the request in good order. In such cases, financial transactions received by us in good order will be priced that Business Day, provided the broker-dealer received the request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. For information about whether we have this type of arrangement with your broker-dealer, you may call us at the above number.

Certain methods of contacting us, such as by telephone or over the Internet, may be unavailable or delayed. Any computer or telephone system (including yours, ours, and your registered representative’s) can experience delays or outages that may delay or prevent us from processing your request. While we have taken reasonable precautions to allow our systems to accommodate heavy usage, we do not guarantee access or reliability under all circumstances. If you experience delays or an outage, you may submit your request to us in writing to our mailing address, as set forth at the beginning of this Prospectus.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

Electronic Account Information

Contract Owners may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. To enroll in this optional electronic delivery service Contract Owners must register and log on to our Internet customer website at https://customerlink.sunlife-usa.com. First-time users of this website can enroll in this electronic delivery service by selecting “eDeliver Documents” when registering to use the website. If you are already a registered user of this website, you can enroll in the electronic delivery service by logging on to your account and selecting “eDeliver Documents” on the “Update Profile” page. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may obtain more information and assistance at the above-mentioned internet location or by writing us at our mailing address or by telephone at (800) 752-7216.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. The address for our Executive Office is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity contracts that we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. The assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct. All obligations arising under a Contract, including the promise to make annuity payments and Sun Income Advisor’s lifetime income guarantee, are general corporate obligations of the Company and, as such, are subject to the claims of the Company’s creditors.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefits, and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

Large-Cap Equity Funds	Specialty Sector Equity Fund
Columbia Variable Portfolio - Marsico 21st Century Fund, Class 2[5]	MFS® Utilities Portfolio, Service Class
Columbia Variable Portfolio - Marsico Growth Fund, Class 2[6]	Specialty Sector Commodity Funds
Fidelity® Variable Insurance Products Fund II - Contrafund®	PIMCO CommodityRealReturn® Strategy Portfolio,
Portfolio, Service Class 2[3]	Administrative Class
Invesco Van Kampen V.I. Comstock Fund, Series II	Real Estate Equity Fund
Lord Abbett Series Fund - Fundamental Equity Portfolio, Class VC	Sun Capital Global Real Estate Fund, Service Class
MFS® Core Equity Portfolio, Service Class	Asset Allocation Funds
MFS® Value Portfolio, Service Class	AllianceBernstein Balanced Wealth Strategy Portfolio, Class B
Mutual Shares Securities Fund, Class 2	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
Oppenheimer Capital Appreciation Fund/VA, Service Shares	BlackRock Global Allocation V.I. Fund, Class III
SCSM BlackRock Large Cap Index Fund, Service Class	Fidelity® Variable Insurance Products III - Balanced Portfolio,
SCSM Davis Venture Value Fund, Service Class	Service Class 2[3]
SCSM Lord Abbett Growth & Income Fund, Service Class	Franklin Income Securities Fund, Class 2
SCSM WMC Large Cap Growth Fund, Service Class	Invesco Van Kampen V.I. Equity and Income Fund, Series II
Mid-Cap Equity Funds	MFS® Global Tactical Allocation Portfolio, Service Class
Fidelity® Variable Insurance Products III - Mid Cap Portfolio,	MFS® Total Return Portfolio, Service Class
Service Class 2[3]	PIMCO Global Multi-Asset Portfolio, Advisor Class[1]
Invesco Van Kampen V.I. Mid Cap Value Fund, Series II	SCSM Ibbotson Balanced Fund, Service Class[1]
Lord Abbett Series Fund - Growth Opportunities Portfolio, Class VC	SCSM Ibbotson Conservative Fund, Service Class[1]
SCSM Goldman Sachs Mid Cap Value Fund, Service Class	SCSM Ibbotson Growth Fund, Service Class[1]
SCSM WMC Blue Chip Mid Cap Fund, Service Class	Target Date Funds
Universal Institutional Funds, Inc. - Mid Cap Growth	Fidelity® Variable Insurance Products Fund IV - Freedom 2015
Portfolio, Class II4	Portfolio, Service Class 2[1,3]
Small-Cap Equity Funds	Fidelity® Variable Insurance Products Fund IV - Freedom 2020
Franklin Small Cap Value Securities Fund, Class 2	Portfolio, Service Class 2[1,3]
SCSM BlackRock Small Cap Index Fund, Service Class	Money Market Fund
SCSM Columbia Small Cap Value Fund, Service Class	Sun Capital Money Market Fund®, Service Class
SCSM Invesco Small Cap Growth Fund, Service Class	Short-Term Bond Fund
International/Global Equity Funds	SCSM Goldman Sachs Short Duration Fund, Service Class
AllianceBernstein International Growth Portfolio, Class B	Intermediate-Term Bond Funds
Columbia Variable Portfolio - Marsico International Opportunities	MFS® Bond Portfolio, Service Class
Fund, Class 2[7]	MFS® Government Securities Portfolio, Service Class
MFS® International Growth Portfolio, Service Class	SCSM PIMCO Total Return Fund, Service Class
MFS® International Value Portfolio, Service Class	Sun Capital Investment Grade Bond Fund®, Service Class
MFS® Research International Portfolio, Service Class	Wells Fargo Variable Trust - VT Total Return Bond Fund, Class 2[8]
Oppenheimer Global Securities Fund/VA, Service Shares	Inflation Protected Bond Fund
SCSM AllianceBernstein International Value Fund, Service Class	SCSM BlackRock Inflation Protected Bond Fund, Service Class
SCSM BlackRock International Index Fund, Service Class	Multi-Sector Bond Fund
Templeton Growth Securities Fund, Class 2	Franklin Strategic Income Securities Fund, Class 2
International/Global Small/Mid-Cap Equity Fund	High Yield Bond Fund
First Eagle Overseas Variable Fund[2]	SCSM PIMCO High Yield Fund, Service Class
Emerging Markets Equity Funds	Emerging Markets Bond Fund
Lazard Retirement Emerging Markets Equity Portfolio,	PIMCO Emerging Markets Bond Portfolio, Administrative Class
Service Class
MFS® Emerging Markets Equity Portfolio, Service Class

[1]
These are Fund of Funds options and expenses of the Fund include the Fund level expenses of the underlying Funds as well. These Funds may be more expensive than Funds that do not invest in other Funds.

[2]	First Eagle Overseas Variable Fund does not have different share classes.
[3]
In marketing materials and other documents, the Fidelity® funds may be referred to as follows: Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Balanced Portfolio, Fidelity® VIP Freedom 2015 Portfolio, and Fidelity® VIP Freedom 2020 Portfolio.

[4]	In marketing materials and other documents, the Universal Institutional Fund may be referred to as Morgan Stanley UIF Mid Cap Growth Portfolio.
[5]	Name change effective May 2, 2011. Formerly Columbia Marsico 21st Century Fund, Variable Series, Class B.
[6]	Name change effective May 2, 2011. Formerly Columbia Marsico Growth Fund, Variable Series, Class B.
[7]	Name change effective May 2, 2011. Formerly Columbia Marsico International Opportunities Fund, Variable Series, Class B.
[8]	In marketing materials and other documents, the Wells Fargo Variable Trust - VT Total Return Bond Fund may be referred to as Wells Fargo Advantage VT Total Return Bond Fund.

AllianceBernstein L.P. advises the AllianceBernstein Portfolios. BlackRock Advisors, LLC advises BlackRock Global Allocation V.I. Fund (sub-advised by BlackRock Investment Management, LLC and BlackRock International Limited). Columbia Management Investment Advisers, LLC, advises the Columbia Variable Portfolios (sub-advised by Marsico Capital Management, LLC). Fidelity® Management & Research Company advises the Fidelity® VIP Portfolios; Fidelity® VIP Contrafund® Portfolio and Fidelity® VIP Mid Cap Portfolio (sub-advised by FMR Co. Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.); and Fidelity® VIP Balanced Portfolio (sub-advised by Fidelity Investments Money Management, Inc., FMR Co. Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.). First Eagle Investment Management, LLC advises First Eagle Overseas Variable Fund. Franklin Advisers, Inc. advises Franklin Income Securities Fund and Franklin Strategic Income Securities Fund. Franklin Advisory Services, LLC advises Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC advises Mutual Shares Securities Fund. Invesco Advisers, Inc. advises the Invesco Funds. Lazard Asset Management LLC advises Lazard Retirement Portfolio. Lord, Abbett & Co. LLC advises the Lord Abbett Portfolios. Massachusetts Financial Services Company, our affiliate, advises the MFS® Portfolios. Morgan Stanley Investment Management Inc. advises The Universal Institutional Funds, Inc. Portfolio. Pacific Investment Management Company LLC advises the PIMCO Portfolios. OppenheimerFunds, Inc. advises the Oppenheimer Funds. Strategic Advisers, Inc. advises the Fidelity® VIP Freedom Portfolios. Sun Capital Advisers LLC, our affiliate, advises the Sun Capital Advisers Trust Funds; SCSM AllianceBernstein International Value Fund (sub-advised by AllianceBernstein L.P.); SCSM BlackRock Inflation Protected Bond Fund (sub-advised by BlackRock Financial Management, Inc.); SCSM BlackRock International Index Fund, SCSM BlackRock Large Cap Index Fund, and SCSM BlackRock Small Cap Index Fund (sub-advised by BlackRock Investment Management, LLC); SCSM Columbia Small Cap Value Fund (sub-advised by Columbia Management Investment Advisers, LLC); SCSM Davis Venture Value Fund (sub-advised by Davis Selected Advisers, L.P.); SCSM Goldman Sachs Mid Cap Value Fund and SCSM Goldman Sachs Short Duration Fund (sub-advised by Goldman Sachs Asset Management, L.P.); SCSM Ibbotson Balanced Fund, SCSM Ibbotson Conservative Fund, and SCSM Ibbotson Growth Fund (sub-advised by Ibbotson Associates, Inc.); SCSM Invesco Small Cap Growth Fund (sub-advised by Invesco Advisers, Inc.); SCSM Lord Abbett Growth & Income Fund (sub-advised by Lord, Abbett & Co. LLC); SCSM PIMCO High Yield Fund and SCSM PIMCO Total Return Fund (sub-advised by Pacific Investment Management Company LLC); SCSM WMC Blue Chip Mid Cap Fund and SCSM WMC Large Cap Growth Fund (sub-advised by Wellington Management Company, LLP); and Sun Capital Global Real Estate Fund (sub-advised by Massachusetts Financial Services Company). Templeton Global Advisors Limited advises Templeton Growth Securities Fund. Wells Fargo Funds Management, LLC advises the Wells Fargo Variable Trust Fund (sub-advised by Wells Capital Management Incorporated).

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the “Fund Prospectuses”). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as each Fund’s Statement of Additional Information, may be obtained without charge by calling us at (800) 752-7216 or by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters.

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund’s portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios, and cash flows.

THE FIXED ACCOUNT OPTIONS: THE DCA PERIODS

The Fixed Account is made up of all the general assets of the Company (referred to as the “general account”) other than those allocated to any separate account. Amounts you allocate to the DCA program (see “Other Programs”) under either the 6-month DCA Period or the 12-month DCA Period become part of the Fixed Account. These general account assets are available to support our insurance and annuity obligations other than those funded by the Variable Account. Any guarantees under the Contract that exceed your Variable Account Value, such as those with any optional living benefit and any death benefit, are paid from our general account (and not the Variable Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Variable Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, and we pay our obligations under those products from our assets in the general account. The general account is subject to claims of creditors made on the assets of the Company.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

Money allocated to a DCA Period earns interest at a Guaranteed Interest Rate. We determine Guaranteed Interest Rates at our discretion. Our determination will be influenced by the interest rates we earn on our fixed income investments as well as other factors, including regulatory and tax requirements, sales commissions, administrative expenses, general economic trends, and competitive factors. You can find out about our current Guaranteed Interest Rates by calling us at (800) 752-7216.

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Purchase Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the “Covered Person” dies before the Annuity Commencement Date.

Issuing Your Contract

We “open” the Contract on the Business Day when we receive your Application at our mailing address shown on the first page of this Prospectus. We refer to this date as the “Open Date.” We “issue” your Contract on the day we apply your initial Purchase Payment, when your Application is “in good order.” An Application is in good order when we have received all the information necessary to complete it. We refer to this date as the “Issue Date.”

We determine your eligibility for purchasing a Contract and your eligibility for electing the optional living benefit based upon the ages of all Owners and Annuitants on the Open Date.

We will credit your initial Purchase Payment to your Account within two Business Days of receiving your completed Application, in good order. If your Application is not in good order, we will notify you. If we do not have the necessary information to complete the Application within five Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is in good order. Once the Application is in good order, we will then apply the Purchase Payment within two Business Days.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary. However, we will not accept an initial Purchase Payment of less than $20,000, unless we waive this limit. Although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, unless we have given our prior approval, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million. We reserve the right to refuse Purchase Payments received more than five years after your Issue Date or after your 70th birthday, whichever is later. We will notify you of any change in writing prior to its effectiveness. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase. Additional restrictions may apply if you purchased Sun Income Advisor. If you are participating in Sun Income Advisor, you may make Purchase Payments only during your first Account Year.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and DCA Periods currently available. However, we reserve the right to limit any allocation to a DCA Period to at least $1,000. We will notify you of any change in writing prior to its effectiveness.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or DCA Period. These percentages are called your allocation factors. You may change the allocation factors for future Purchase Payments by sending us notice of the change as required. We will use your new allocation factors for Purchase Payments we receive with or after we have received notice of the change until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see “Contract Charges - Premium Taxes”). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the two components of your Contract: the Variable Account portion of your Contract (“Variable Account Value”) and the Fixed Account portion of your Contract (“Fixed Account Value”). These two components are calculated separately, as described under “Variable Account Value” and “Fixed Account Value.”

Variable Account Value

Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is generally 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) Each day we make a valuation is called a “Business Day.” The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a “Valuation Period.” On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor, which we call the Net Investment Factor, which represents the net return on the Sub-Account’s assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account’s Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge).

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to the Fixed Account options available under our DCA program, plus interest credited on those amounts, minus withdrawals, transfers out of DCA Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

We credit interest on amounts allocated to the Fixed Account at the applicable Guaranteed Interest Rate for the duration of the DCA Period you elect. While you are participating in the DCA program, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis. You can find out about our current Guaranteed Interest Rates by calling us at (800) 752-7216.

Investment Adviser Authorization

Investment Advisory Services

Some Contract Owners may choose to engage their own investment adviser to provide advice regarding the allocation of their Account Value, and to forward instructions regarding the allocation of their Account Value. If you engage an investment adviser to provide advice or to make transfer requests on your behalf, such investment adviser is acting solely on your behalf (not on our behalf) with respect to such activities. This is true even if the investment adviser is a firm or person (or affiliated broker-dealer of a firm or person) contracted by us to sell the Contract. We do not offer advice about how to allocate your Account Value. We do not review, approve, or assume responsibility for any recommendations your investment adviser makes, any investment models or asset allocation programs your adviser chooses for you, or any specific transfers your adviser makes on your behalf.

Your investment adviser may make transfer requests under your annuity Contract only if specifically authorized by you under a written power of attorney, or similar documentation, which has been received at our mailing address shown on the first page of this Prospectus. (See “Requests for Transfers” under “Transfer Privilege.”) If your investment adviser has this authority, we deem that you have authorized all such transaction requests made by your investment adviser with respect to your Contract. Any written, telephone, or electronic transfer request made by a duly-authorized investment adviser will be deemed received on the day we receive it, provided that such request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m.

You must contact us immediately if you revoke such authority. We will not be responsible for acting on instructions from your investment adviser until we receive notification of the revocation of such person’s authority. We may, at any time, impose restrictions upon, or refuse to honor instructions from, your investment adviser. For example, we may refuse to process transfer requests by an investment adviser, if we determine that the investment adviser is engaged in a pattern of short-term trading. We will provide you with written notification of any restrictions imposed, and we will notify you immediately if we refuse to process a transfer request. Currently, we only permit investment advisers who are also the registered representative on the Account to transmit transfer requests using the electronic trading functionality that is available, through our website (www.sunlife.com/us) to registered representatives who are affiliated with broker-dealer firms that have entered into selling agreements with us and who agree to our online terms of use. (For more information about the electronic transfer service, see “Request for Transfers.”)All transfer and trading restrictions set forth under “Transfer Privilege” apply to your investment adviser. You should be aware that certain transfer requests, whether made by you or by someone on your behalf, may result in the modification or cancellation of your living benefit, as described more fully under “Cancellation of the Benefit,” “DESIGNATED FUNDS,” and “BUILD YOUR OWN PORTFOLIO.”

Investment Advisory Fees

Any fee that is charged by your investment adviser is in addition to the fees and expenses that apply under your Contract. It is your responsibility to understand the advisory services provided by your investment adviser and the advisory fees charged for those services. It is also your responsibility to arrange for the payment of the advisory fee charged by your investment adviser. Some investors may authorize the withdrawal of amounts directly from their account to pay for the advisory fee. We are not a party to the agreement you have with your investment adviser, and do not verify whether amounts withdrawn from your Account Value, including amounts withdrawn to pay for the investment adviser’s fee, are within the terms of your agreement with your investment adviser. You will, however, receive confirmations of transactions, including withdrawals, that affect your Contract.

Please be aware that, if you authorize the withdrawal of amounts from your Account Value to pay for the advisory fee (or other fees outside of the Contract), such withdrawals will be treated as partial withdrawals under your Contract. As described more fully under “Partial Withdrawals,” a partial withdrawal can have many consequences, particularly for the death benefit and for Sun Income Advisor. You should consult your registered representative before deciding to take such withdrawals. As with any withdrawal from your Contract, you may incur adverse tax consequences upon the deduction of an advisory fee from your Contract. You should consult a qualified tax professional regarding the tax treatment of all withdrawals, including those made in conjunction with the payment of advisory fees or other fees from your Contract.

You should be aware that any withdrawals, including withdrawals made to pay advisory fees, may significantly reduce any death benefit and may reduce, or even eliminate, your living benefit. Accordingly, you should refer to the more detailed discussions of the death benefit and Sun Income Advisor that appear elsewhere in this Prospectus (and in Appendix B) for information about the effects that withdrawals will have on those benefits.

Transfer Privilege

Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts then available, subject to the following restrictions:

●	you may not make more than 12 transfers in any Account Year;

●	at least 6 days must elapse between transfers to and from the Sub-Accounts;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below. (See “Short-Term Trading.”)

These restrictions do not apply to transfers made under any optional programs. (See “Other Programs.”) Additional restrictions apply to transfers made under the Sun Income Advisor living benefit.

We reserve the right to waive these restrictions and exceptions at any time, as discussed under “Short-Term Trading,” or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. We will notify you of any change in writing prior to its effectiveness. Under current law, there is no tax liability for transfers.

Requests for Transfers

You, your authorized registered representative of the broker-dealer of record, or another authorized third party may request transfers in writing or by telephone. Registered representatives of broker-dealer firms that have entered into selling agreements with us may, on behalf of their clients, submit transfer requests electronically over the Internet on our broker website. To use this electronic transfer service, a registered representative must agree to our online terms of use. If you wish to purchase a Contract for which this electronic transfer service is available, you can contact us by telephone at (800) 752-7216 to identify broker-dealers with registered representatives that use this service.

If a written, telephone, or electronic transfer request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be priced that day. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time and does not require your written election. We have established procedures reasonably designed to confirm that instructions communicated to us by telephone or electronically are genuine. These procedures may require any person requesting a transfer made by telephone or electronically to provide personal identifying information. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

We reserve the right to deny any and all transfer requests made by telephone or electronically and to require that certain transfer requests be submitted in writing. A transfer request may be denied if it is not in good order or if it does not comply with the terms of our short-term trading policy or the trading policy of a fund involved in the transfer. If an electronic or a telephone transfer request is denied, we will immediately notify you and your authorized registered representative.

We also reserve the right to suspend, modify, restrict, or terminate the telephone or electronic transfer privilege at any time. Your ability (or the ability of your authorized registered representative or another authorized third party) to request transfers by telephone and/or electronically may be also limited due to circumstances beyond our control, such as during system outages or periods of high volume.

A transfer request will be priced at the Variable Accumulation Unit value next determined at the close of the Business Day if we receive your transfer request, in good order, before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be priced on the next Business Day.

Certain transfer requests may result in the modification or cancellation of one or more of the Contract’s optional programs or features that require, or are based on, specific allocations among the available Sub-Accounts or DCA Periods as described more particularly elsewhere in this Prospectus and in Appendix C.

No more than one transfer request of Account Values may be made on the same Business Day regardless of whether the request is made by you, your authorized registered representative, or another authorized third party, and regardless of whether the request is submitted in writing, by telephone, or electronically. The Company has established reasonable procedures for handling multiple transfer requests received on the same Business Day, including processing the first transfer request received in good order on a Business Day (unless otherwise cancelled in accordance with the cancellation procedures described in the next paragraph).

You, your authorized registered representative, or another authorized third party may cancel a transfer request by contacting us by telephone at (800) 752-7216 before the end of the Business Day during which the transfer request was submitted. We may also permit your authorized registered representative to request cancellation of a transfer request electronically over the Internet, provided we receive the electronic request before the end of the Business Day during which the transfer request was submitted.

Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Participants and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Participants or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Participants. Short-term trading can increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies.

The Company has policies and procedures to limit the number and frequency of transfers of Account Value. The Company also reserves the right to charge a fee for transfers to discourage frequent trading. In no event will the total charge assessed in connection with a transfer, that includes this fee as well as any charge that we may assess on a permitted transfer of Account Value among Sub-Accounts (see “Permitted Transfers,” above), exceed the maximum fee per transfer presented in the table of “Fees and Expenses” in this Prospectus.

Short-term trading activities whether by the Participant or a third party authorized to initiate transfer requests on behalf of Participant(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under “Permitted Transfers,” such as requiring transfer requests to be submitted in writing through regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed) and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Account Values on behalf of multiple Participants at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Participant be equal to 100% of that Participant’s value in the Sub-Account. In the last situation, we will not transfer any of the Sub-Account value. Instead, we will deem the request not in good order and immediately notify you.

We will provide you written notification of any restrictions imposed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund, in the following instances:

●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved, merged, or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Participants to certain risks. The short-term trading could increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Participants could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Funds’ Shareholder Trading Policies

In addition to the restrictions that we impose (as described under “Permitted Transfers” and “Short-Term Trading”), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund’s shares. These policies (the “Funds’ Shareholder Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds’ Shareholder Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Shareholder Trading Policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund’s Shareholder Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if you do not comply with any Fund’s Shareholder Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund’s Shareholder Trading Policies, which are disclosed in the Funds’ current prospectuses.

Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under “Permitted Transfers” and under “Short-Term Trading.” Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund. For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers. If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.

Waivers; Reduced Charges; Special Guaranteed Interest Rates

We may reduce or waive the annual Account Fee, credit additional amounts, grant special Guaranteed Interest Rates in certain situations, or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, certain sales of larger-sized Contracts (generally, Contracts that have our approval to exceed $2 million in Account Value), and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions (“Eligible Employees”) and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements.

Other Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 transfers per year allowed under the section entitled “Transfer Privilege.” If you have elected to participate in Sun Income Advisor, certain restrictions may affect the operation or availability of these programs as discussed in more detail under each specific program below.

We reserve the right to terminate each of these programs. You may also terminate your participation in any of these programs at any time.

Dollar-Cost Averaging (“DCA”) Program

You may elect to participate in the DCA program, at no extra charge, when you make any Purchase Payment to your Account prior to your Maximum Annuity Commencement Date. If you have elected Sun Income Advisor, your ability to make Purchase Payments into the DCA program will end after your first Account Anniversary.

The DCA program allows you to invest gradually over time by allocating all or a portion of your Purchase Payment to a 6-month DCA Period or 12-month DCA Period. At regular time intervals, we will automatically transfer a portion of your Fixed Account Value to one or more Sub-Accounts that you choose. The program continues until your Fixed Account Value is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

Amounts allocated to a DCA Period under the program will earn interest at a rate declared by the Company for the DCA Period you elect. Amounts invested in a Sub-Account may not be transferred to a DCA Period. If you elected to participate in the DCA program when you purchased your Contract, then all future Purchase Payments will be allocated to the DCA program, unless you specify otherwise. Any allocation of a new Purchase Payment to the DCA program will be treated as commencing a new DCA Period.

The main objective of the DCA program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, the DCA program allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. The DCA program allows you to take advantage of market fluctuations. However, it is important to understand that the DCA program does not insure a profit or protect against loss in a declining market.

Asset Allocation

One or more asset allocation models may be available in connection with the Contract, at no extra charge. You may elect to participate in an asset allocation model at any time prior to your Maximum Annuity Commencement Date as long as we are still offering asset allocation models. Asset allocation is the process of investing in different asset classes, such as equity funds, fixed income funds, and money market funds, depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

We have no discretionary authority or control over your investment decisions. We do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

Our asset allocation program consists of one or more asset allocation models that we may make available from time to time. You may participate in only one model at a time. Each such asset allocation model represents a combination of Sub-Accounts with a different level of risk. Any asset allocation models, as well as the terms and conditions of this asset allocation program, are fully described in a separate brochure. You may request a copy of this brochure by calling us at (800) 752-7216. We may add or delete such models in the future.

Our asset allocation models are “static.” That is to say, if you elect an asset allocation model, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose. While we will not alter the Sub-Account allocation percentages used in any asset allocation model, your asset allocation model and allocation weightings could be affected by mergers, liquidations, fund substitutions or closures.

You will not be provided with information regarding the periodic updates to models that we may offer to new Contract purchasers. Any new models will only be offered to Contracts opened on or after the date the new model goes into effect or to Owners who elect an asset allocation model on or after that date. Owners of any existing asset allocation model will remain in that existing model and we will continue to rebalance their percentage allocations among the Sub-Accounts in that existing model. However, such Owners may make an independent decision to change their asset allocations at any time. Investment alternatives, other than these asset allocation models, are available that may enable you to invest your Account Value with similar risk and return characteristics. You should consult your financial adviser periodically to consider whether any model you have selected is still appropriate for you.

Systematic Withdrawal Program

You may select our Systematic Withdrawal Program at any time prior to your Maximum Annuity Commencement Date. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will process them automatically. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing this option. We reserve the right to limit the election of this program to Contracts with a minimum Account Value of $20,000.

You are responsible for and may have to adjust the amount and timing of your systematic withdrawals to comply with amounts you are allowed to withdraw under Sun Income Advisor. For more detail regarding the amount that you may withdraw under Sun Income Advisor, please see “Annual Withdrawal Amount” and “Lifetime Withdrawal Percentage.”

Withdrawals may significantly reduce the death benefit amount under your Contract. (See “Calculating the Death Benefit.”)

You may change or stop this program at any time, by written notice to us or other means approved by us.

Portfolio Rebalancing Program

You may select our Portfolio Rebalancing Program at any time prior to your Maximum Annuity Commencement Date. Under this program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis. If you are participating in Sun Income Advisor, then, on a quarterly basis, we will automatically transfer your Account Value among the Designated Funds you have selected to maintain the percentage allocations you have chosen. (See “Designated Funds” and “Build Your Own Portfolio.”)

WITHDRAWALS

Cash Withdrawals

Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our mailing address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

We do not deduct any sales charge from your Purchase Payments when they are made, nor do we impose a withdrawal charge (known as a “contingent deferred sales charge”) on amounts you withdraw. We will, however, deduct any applicable taxes from the amount that you withdraw. Withdrawals may have adverse federal income tax consequences, including a 10% penalty tax (see “Tax Provisions”). You should carefully consider these tax consequences before requesting a cash withdrawal.

Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows:

•
first we determine your Account Value based on any Fixed Account Value in the DCA program and on the price next determined for each Sub-Account at the end of the Valuation Period during which we receive your withdrawal request; and

•	we then deduct the Account Fee, if applicable.

A full withdrawal results in the surrender of your Contract, cancellation of all rights and privileges under your Contract, and your optional living benefit will end.

Partial Withdrawals

When you request a partial withdrawal, we will pay you the amount specified in your request less any applicable charges and then reduce the value of your Account by the gross amount of the withdrawal. Any applicable taxes will be deducted from the amount you receive.

You may specify the amount you want withdrawn from each Sub-Account and/or Fixed Account option to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro-rata, based on your Account Value at the end of the Valuation Period during which we receive your request. If you have elected “Build Your Own Portfolio,” withdrawals out of your portfolio model will be taken pro-rata from each of your selected Funds.

Withdrawals may significantly reduce any death benefit and/or living benefit amount. In calculating the amount payable under the living benefit or death benefit, we may reduce the benefit by an amount that is greater than the amount of the withdrawal, depending on the circumstances. Accordingly, you should refer to the more detailed discussions of the death benefit and Sun Income Advisor that appear elsewhere in this Prospectus for information about the effects that withdrawals will have on those benefits.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal (i.e., a surrender of your Contract).

Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within seven days after we receive your withdrawal request in good order, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

●	when the New York Stock Exchange is closed (except weekends and holidays) or when the SEC determines trading on the New York Stock Exchange is restricted;

●
when the SEC determines that an emergency exists and that it is not reasonably practical (i) to dispose of securities held in the Variable Account or (ii) to determine the value of the net assets of the Variable Account; or

●	when an SEC order permits us to defer payment for the protection of Participants.

If, pursuant to SEC rules, the Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Money Market Sub-Account until the Fund is liquidated. We also may defer payment of amounts you withdraw from the Fixed Account for up to six months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. We deduct the Account Fee pro-rata from each Sub-Account and each Fixed Account option, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro-rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account during both the Accumulation Phase and the Income Phase. During the Accumulation Phase, this charge is deducted at an annual effective rate equal to 0.15% of your average daily Variable Account Value. During the Income Phase, this charge is included as part of the total insurance charges deducted from Annuity Unit values. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

Depending on the amount of expenses that we incur, we expect that we may earn a profit from this charge. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 0.50% of your average daily Variable Account Value. If your Purchase Payments or Account Value exceeds $1 million on your Account Anniversary, an amount equal to 0.15% of your Account Value will be credited to your Account on that date and on every subsequent Account Anniversary during the Accumulation Phase. The 0.15% credit is not a Purchase Payment. This credit will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts. It also immediately increases your Account Value and, as a result, other values may be affected. For example:

•	An increase in your Account Value may also result in your Account Value becoming the greater amount payable under the death benefit.

•	If you are participating in Sun Income Advisor, the increase in your Account Value may cause a step-up of your Withdrawal Benefit Base.

This credit is paid out of our general account and is the result of cost savings that we expect on Contracts over $1 million.

We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to: (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract’s Account Value; (3) the risk that our cost of providing benefits according to the terms of the death benefit and Sun Income Advisor will exceed the amount of the charges we deduct for those benefits; and (4) the risk that the annual Account Fee and the administrative expense charge we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover such costs, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.

During the Income Phase, we will deduct total insurance charges at an annual rate of 0.65% of your average daily Annuity Unit values. We will not deduct the mortality and expense risk charge; nor will we deduct the charge for Sun Income Advisor. The 0.65% insurance charge, which includes an administrative expense charge, compensates us for the risks and expenses associated with providing annuity payments during the Income Phase.

Charge for the Optional Living Benefit

If you elect the Sun Income Advisor living benefit, we will deduct a fee from your Account Value on the last valuation day of each Account Quarter during the Accumulation Phase. The fee will be a percentage of the Withdrawal Benefit Base during the Account Year. (The Withdrawal Benefit Base is initially equal to your initial Purchase Payment, and thereafter is subject to certain adjustments.) (See “Withdrawal Benefit Base.”) The percentage rates that we use to determine these fees may change over time, but will not exceed the maximum annual rate shown in the following chart. The chart also shows the current annual rate for Sun Income Advisor. (For more information about this fee, please see “FEES AND EXPENSES.”)

Single-Life Coverage		Joint-Life Coverage
Current Annual Rate	Maximum Annual Rate	Current Annual Rate	Maximum Annual Rate
0.90%	1.75%	1.10%	1.95%

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and expenses deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Participants. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

OPTIONAL LIVING BENEFIT: SUN INCOME ADVISORSM

We offer an optional living benefit that helps protect your future income against market risk (that is, the risk that your investments may decline in value or underperform your expectations). The living benefit provides lifetime income even if the Account Value declines to zero, provided that certain requirements are met. Note that, if your Account Value is reduced to zero prior to your Coverage Date (generally the Account Anniversary after you turn 59), then your Contract and your living benefit will end. This means that you could pay for a benefit that you never receive.

You may elect to participate in the Sun Income AdvisorSM optional living benefit (“Sun Income Advisor” or “Living Benefit”) on or before your Issue Date. You will pay a fee for the Living Benefit. You may terminate the Living Benefit at any time; once terminated, it cannot be reinstated.

Sun Income Advisor is available only if you are age 85 or younger on the Open Date. Important information about the cost, restrictions, and availability of the Living Benefit is described more fully below. You should consult with tax and financial professionals to determine if the Living Benefit is appropriate for you.

The Living Benefit is designed to give you income for the rest of your life, regardless of investment performance. To determine the amount of lifetime income for which you are eligible, we consider two factors: your Withdrawal Benefit Base and your Lifetime Withdrawal Percentage. First, we set your Withdrawal Benefit Base to equal your initial Purchase Payment. We then determine your Lifetime Withdrawal Percentage, based on your age when you start taking withdrawals after your Coverage Date. The amount you can withdraw each Account Year equals your Annual Withdrawal Amount, which is your Lifetime Withdrawal Percentage multiplied by your Withdrawal Benefit Base. The Living Benefit gives you the opportunity, through Bonuses and step-ups to increase your Withdrawal Benefit Base and, therefore, your Annual Withdrawal Amount. See “Key Terms” for a better understanding of the Living Benefit before reading about it in more detail later in this Prospectus.

Key Terms

It is important to understand several key terms that are fundamental to the Living Benefit. These key terms are described in greater detail elsewhere in this Prospectus.

Annual Withdrawal Amount: an annual dollar amount calculated as a percentage of the Withdrawal Benefit Base beginning on the Coverage Date.

Bonus: an amount equal to 7% of the Bonus Base credited to the Withdrawal Benefit Base in Account Years during the Bonus Period when no withdrawals are taken.

Bonus Base: the amount on which bonuses are calculated. The Bonus Base is set equal to your initial Purchase Payment, increased by any subsequent Purchase Payments and any “step-ups” (described below), and reduced proportionately by any Early Withdrawals and any Excess Withdrawals.

Bonus Period: a ten-year period beginning on the Issue Date and ending on your tenth Account Anniversary. This Bonus Period will renew at step-up.

Coverage Date: your Issue Date if you are at least age 59; otherwise, the first Account Anniversary after you attain age 59. On this date, you will be eligible to begin receiving your Annual Withdrawal Amount, provided your Account Value is greater than zero.

Early Withdrawal: a withdrawal taken before the Coverage Date.

Excess Withdrawal: a withdrawal taken after the Coverage Date which, alone or when combined with any other withdrawals taken in the same Account Year, exceeds the Annual Withdrawal Amount (or, if greater, any required minimum distribution amount as defined under the Internal Revenue Code).

Lifetime Withdrawal Percentage: a percentage of the Withdrawal Benefit Base used to calculate the amount you can withdraw each Account Year. The percentage is determined based on your attained age at the time of your first withdrawal after the Coverage Date. A different Lifetime Withdrawal Percentage applies to specified age ranges and the oldest age range corresponds to the highest percentage.

Withdrawal Benefit Base: the amount used to calculate (i) your Annual Withdrawal Amount and (ii) the cost of your Living Benefit described below.

When discussing the Living Benefit, the terms “you” and “your” refer to the oldest living Participant under single-life coverage or the younger spouse under joint-life coverage. In the case of a non-natural Participant, these terms refer to the oldest living Annuitant.

Sun Income Advisor may not be appropriate for all investors. Before purchasing Sun Income Advisor, you should carefully consider the following:

Sun Income Advisor may be appropriate for you if you are an investor who:

●	wants an opportunity for annual income to increase as you grow older.
●	wants a guaranteed stream of income for life without annuitizing, beginning after your Coverage Date.
●	wants the option of joint-life coverage.
●	can defer withdrawals during your early Account Years to increase your benefit in later years.

Sun Income Advisor may be inappropriate for you if you are an investor who:

●	anticipates the need for Early or Excess Withdrawals.
●	wants to invest in funds other than a Designated Fund.
●	wants single-life coverage on a co-owned Contract.
●	plans to take any withdrawals for the payment of advisory or other fees.

Sun Income Advisor is inappropriate if you are an investor who:

●	wants to make additional Purchase Payments after the first Account Year.
●	is actively invested in contributory plans, because Sun Income Advisor prohibits any Purchase Payments after the first Account Anniversary.
●	plans to take repeated Early or Excess Withdrawals for any reason.

Description of the Living Benefit

The Living Benefit provides you with (i) a guaranteed lifetime withdrawal benefit and (ii) an opportunity to increase the amount of that benefit each year, if you meet certain requirements. First, you must allocate 100% of your Account Value in designated investment choices that are designed to help manage our risk and to support the guarantees under the Living Benefit. Second, after your Coverage Date, you must limit your total withdrawals in each year that the Living Benefit is in effect to an amount no greater than the Annual Withdrawal Amount. Your Living Benefit is in effect beginning on the Issue Date and ending on the earlier of the Annuity Commencement Date or the termination of the Living Benefit. Of course, you can always withdraw an amount up to your Surrender Value pursuant to your rights under the Contract.

The Living Benefit allows you to defer withdrawals during your early Account Years to increase your benefit in later years.

You may elect single-life coverage or, for a higher fee, joint-life coverage. Under the Living Benefit, once you make an election, you cannot switch between joint-life and single-life coverage regardless of any change in life events. Joint-life coverage:

(i)	must be elected on the Issue Date and cannot be added later;
(ii)	is available on an individually-owned Contract only if the spouse is the sole primary beneficiary under the Contract while the Living Benefit is in effect;
(iii)	is available on a co-owned Contract only if the spouses are the only co-owners while the Living Benefit is in effect; and
(iv)	is not available if you are unmarried on the Issue Date.

If you are in a same-sex marriage, see “Federal Defense of Marriage Act and Same-Sex Marriages” under “TAX PROVISIONS.”

With joint-life coverage, the age of the person who was the younger spouse on the Issue Date determines when you can begin to receive your Living Benefit. Your Coverage Date will be the Issue Date provided that person is age 59. If that person is younger than age 59, your Coverage Date will be the Account Anniversary after he or she attains (or would have attained) age 59. It does not matter whether the person who was the spouse is still alive or whether you are still married to that person. The Lifetime Withdrawal Percentage is based on the age the younger spouse is (or would have been) on the date of the first withdrawal under the Contract after the Coverage Date. The Lifetime Withdrawal Percentage may be reset to a higher percentage in the event of a step-up.

Please note: Whereas withdrawals of the Annual Withdrawal Amount under single-life coverage end when any Participant dies, withdrawals of the Annual Withdrawal Amount under joint-life coverage continue as long as either you or your spouse is alive. To take the Annual Withdrawal Amount after the death of a spouse under joint-life coverage, however, the surviving spouse must first elect to continue the Contract through spousal continuation. See “Death of Participant - Joint-Life Coverage.”

Important Considerations

The Living Benefit may not be appropriate for all investors. Before purchasing the Living Benefit, you should carefully consider the following:

1. The frequency and amount of withdrawals you anticipate.

•
You should not purchase the Living Benefit if you plan to take Early or Excess Withdrawals, including routine withdrawals taken to pay advisory fees, because such withdrawals may significantly reduce or eliminate the value of the guarantees provided by the Living Benefit.

•
Because the guaranteed lifetime withdrawal benefit under the Living Benefit is accessed through regular withdrawals that do not exceed the Annual Withdrawal Amount, the Living Benefit may not be appropriate for you if you do not foresee a need for frequent withdrawals and your primary objective is to take maximum advantage of the tax deferral aspect of the Contract.

•
The timing and amount of your withdrawals may significantly decrease, and even terminate, your benefits under the Living Benefit. For example, if your Account Value is reduced to zero immediately following an Early or an Excess Withdrawal, then your Withdrawal Benefit Base will also be reduced to zero and your Contract will terminate without value and, thereafter, no Annual Withdrawal Amount will be paid.

•	Early and Excess Withdrawals may decrease the Withdrawal Benefit Base and the Bonus Base by more than the amount withdrawn.
•
You should carefully consider when to begin making withdrawals, because you may not start at the most financially beneficial time for you. For example, by waiting to take withdrawals, you will have a greater opportunity to increase your Annual Withdrawal Amount, but you will have less time to take withdrawals.

•	Withdrawals taken in connection with the Living Benefit also:
o	reduce your Account Value;
o	reduce your death benefit under the Contract; and
o	may be subject to income taxes and federal tax penalties (e.g., if taken before age 59½).

2. Your investment objectives.

•	Your entire Account Value must be allocated to a limited number of specified Funds.
•	Any investment in or transfer to a Fund that is not a Designated Fund, or that falls outside the allocation ranges for the Build Your Own Portfolio model, will terminate your Living Benefit.

You should consult your financial advisor to assist you in determining which investment options may be best suited for your financial needs and risk tolerance.

3. The cost of the Living Benefit.

•	You will begin paying the fee for the Living Benefit as of the Issue Date, even if you do not begin taking withdrawals for many years, or ever.
•	The percentage rate used to calculate the fee may increase or decrease over time, but will not exceed the maximum annual rate shown in the fee table. (See “Cost of the Living Benefit.”)
•	We will not refund the fees that you have paid for the Living Benefit.

4. The impact of tax regulations.

•	The tax rules for Qualified Contracts may limit the value of a Living Benefit. You should consult a qualified tax professional before electing a Living Benefit for a Qualified Policy.
•	You may not elect a Living Benefit with an Inherited Non-Qualified or Beneficiary IRA Contract.
•	You may only withdraw your annual required minimum distribution (“RMD”) allowed under the Internal Revenue Code once during any given Account Year.

5. Whether joint-life coverage or single-life coverage is appropriate for you.

•	With joint-life coverage, all benefits are based on the age of the younger spouse.
•
If your spouse is significantly younger or older than you, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possible long waiting period to begin annual withdrawals, the longer period during which your Account Value could be reduced to zero prior to the Coverage Date, and the higher fee for joint-life coverage.

•	Single-life coverage may not be an appropriate choice on a co-owned Contract because the Living Benefit will end on the death of any Participant.
•	Once you elect joint-life coverage, you or your spouse will always pay the higher joint-life fee.
•
If your spouse (as of the Issue Date) is no longer your spouse or no longer the sole primary beneficiary under the Contract, coverage will continue until the death of a Participant. If a Participant remarries, the new spouse is not covered under the joint-life feature.

•	If you are in a same-sex marriage, see “Federal Defense of Marriage Act and Same-Sex Marriages” under “TAX PROVISIONS.”

6. The amount and frequency of Purchase Payments.

•	After your Issue Date, we may limit the amount and timing of Purchase Payments that you can make.
•
Under Sun Income Advisor, you cannot make Purchase Payments after your first Account Anniversary and, consequently, the Living Benefit may not be appropriate if you are actively invested in a contributory plan.

7. What happens if your Account Value is reduced to zero.

•
If your Account Value is reduced to zero before your Coverage Date, the Account Anniversary following the 59th birthday of the older spouse under single-life coverage (the younger spouse under joint-life coverage), then no Annual Withdrawal Amount will be available, and your Contract, including your Living Benefit, will end. This is true, even if no withdrawals had been taken and the Account Value fell to zero as a result of poor investment performance, as well as the deduction of contract fees and charges.

•
If your Account Value is reduced to zero after your Coverage Date, for any reason other than immediately following an Excess Withdrawal, then your Contract, including your Living Benefit, will end, except that, payments of the Annual Withdrawal Amount (calculated on the following Account Anniversary) will continue to be paid to the Participant for the rest of his/her life. This is true even if your Account Value falls to zero through any combination of (i) poor investment performance, (ii) the deduction of Contract fees and charges, as well as (iii) taking your Annual Withdrawal Amount.

•
If your Account Value is reduced to zero immediately following an Early or Excess Withdrawal, then your Contract, including your Living Benefit, will terminate, and no future Annual Withdrawal Amounts will be available.

See “Appendix B - Optional Living Benefit Examples” for examples showing how the features of the Living Benefit work.

Withdrawal Benefit Base

We use the Withdrawal Benefit Base to calculate the Annual Withdrawal Amount. On the Issue Date, we set your Withdrawal Benefit Base equal to your initial Purchase Payment. Thereafter, your Withdrawal Benefit Base is:

•	increased by any subsequent Purchase Payments;
•	increased by any applicable Bonuses;
•	increased by any step-ups; and
•	decreased by any Early and Excess Withdrawals.

The maximum Withdrawal Benefit Base permitted upon any step-up is $5 million. (For the purposes of determining this maximum limit, we reserve the right, in our sole discretion, to aggregate the benefit bases of all variable annuity contracts with living benefits that you own and that are issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

Please note:

•	We use the Withdrawal Benefit Base to calculate the Annual Withdrawal Amount as well as the fee for your Living Benefit.
•
Your Withdrawal Benefit Base is not a cash value, a Surrender Value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any Sub-Account, and it is not a guarantee of Account Value.

Lifetime Withdrawal Percentage

We use the Lifetime Withdrawal Percentage to calculate the Annual Withdrawal Amount. The Lifetime Withdrawal Percentage is determined based on:
•	your age at the time of the first withdrawal taken after the Coverage Date; or
•	if joint-life coverage is selected, the age of the younger spouse at the time of the first withdrawal taken after the Coverage Date.

Age at time of first withdrawal	Lifetime Withdrawal Percentage - Single-Life and Joint-Life Coverage
< 59	0%
59-64	4%
65-79	5%
80+	6%

Please note: Once established, the Lifetime Withdrawal Percentage will not increase even though your age increases, except in certain circumstances involving step-ups (described below).

Annual Withdrawal Amount

Beginning on the Coverage Date, you can withdraw up to the Annual Withdrawal Amount from your Contract in any Account Year without reducing your Withdrawal Benefit Base. The Annual Withdrawal Amount is determined by multiplying the Withdrawal Benefit Base by the Lifetime Withdrawal Percentage (shown in the chart above), based on your age at the time of first withdrawal after the Coverage Date. Your Annual Withdrawal Amount is recalculated on your Account Anniversary based upon the increases or decreases to the Withdrawal Benefit Base that occurred during the previous Account Year.

A Purchase Payment will increase your Withdrawal Benefit Base and your Annual Withdrawal Amount will immediately be recalculated. All other increases to the Withdrawal Benefit Base will occur on your next Account Anniversary and result in a new Annual Withdrawal Amount at that time. If an Excess Withdrawal has been taken, your available Annual Withdrawal Amount will be zero for the remainder of that Account Year. On your next Account Anniversary, a new Annual Withdrawal Amount will be calculated, based on your then current Withdrawal Benefit Base. If your Account Value has been reduced to zero immediately following an Excess Withdrawal, your Contract, including your Living Benefit, will end.

Your Lifetime Withdrawal Percentage will increase if your age at the time of step-up coincides with a higher percentage (shown in the chart above).

For further information regarding the impacts of taking your Annual Withdrawal Amount please see “Tax Issues Under the Living Benefit” and “TAX PROVISIONS.”

Please note:

•	If the Living Benefit is elected before your Coverage Date, then you will still be assessed a fee for the Living Benefit, even though the Annual Withdrawal Amount will be zero until the Coverage Date.
•
Your Annual Withdrawal Amount is not cumulative. This means that if you do not take the entire Annual Withdrawal Amount during an Account Year, then you cannot take more than the Annual Withdrawal Amount in the next Account Year and maintain the Living Benefit’s guarantees.

Bonus and Bonus Base

If you make no withdrawals in an Account Year during the Bonus Period, then, on each Account Anniversary during the Bonus Period, we will increase your Withdrawal Benefit Base by an amount equal to 7% of the Bonus Base. The Bonus Period is a ten-year period beginning on the Issue Date and ending on your tenth Account Anniversary. If a step-up occurs during the Bonus Period, then the Bonus Period will renew at step-up for an additional ten years.

We use the Bonus Base to calculate the Bonus. We set the initial Bonus Base to equal the initial Purchase Payment at issue. The Bonus Base will be increased by any subsequent Purchase Payments and any step-ups. The Bonus Base will be decreased by any Early Withdrawals or Excess Withdrawals.

Please note:

•	A Bonus will not be applied during your Bonus Period in any Account Year in which you take a withdrawal.
•	Early and Excess Withdrawals will reduce the Bonus Base. (See “Impact of Withdrawals.”)

Step-Up

On each Account Anniversary during the Bonus Period, if your Account Value exceeds your current Withdrawal Benefit Base, adjusted for any applicable Bonus, we will automatically increase your Withdrawal Benefit Base and Bonus Base to an amount equal to your Account Value.

On each Account Anniversary after the Bonus Period and before your Annuity Commencement Date, if your Account Value exceeds your current Withdrawal Benefit Base, we will automatically increase your Withdrawal Benefit Base to an amount equal to your Account Value.

Please note: The Lifetime Withdrawal Percentage will increase if you have crossed into another age tier at the time of the step-up (we refer to this as “step-through”). For example, if you are age 79 (in the 65-79 age tier) when you make your first withdrawal, and you are age 80 at the time of the automatic step-up of your Withdrawal Benefit Base, then your Lifetime Withdrawal Percentage will increase to the level for the 80+ age tier. (See the chart under “Lifetime Withdrawal Percentage.”)

Impact of Withdrawals

Starting on your Coverage Date and continuing to your Annuity Commencement Date, you may take partial withdrawals up to your Annual Withdrawal Amount each Account Year without reducing your Withdrawal Benefit Base or Bonus Base. These withdrawals will, however, reduce your Account Value by the amount of the withdrawal (and, consequently, the amount of your death benefit proportionately).

Early Withdrawals

Withdrawals taken before your Coverage Date, referred to as “Early Withdrawals,” will reduce your Withdrawal Benefit Base and any Bonus Base according to the following formulae.

Your New Withdrawal Benefit Base	=	WBB x	(	AV - WD	)
AV

Your New Bonus Base	=	BB x	(	AV - WD	)
AV

Where:
WBB	=	your Withdrawal Benefit Base immediately before the Early Withdrawal.
BB	=	your Bonus Base immediately before the Early Withdrawal.
WD	=	the amount of the Early Withdrawal.
AV	=	your Account Value immediately before the Early Withdrawal.

For Early Withdrawals, the Withdrawal Benefit Base and the Bonus Base are both reduced proportionally by the full amount of the withdrawal.

Excess Withdrawals

After the Coverage Date, any partial withdrawal that, when taken alone or in combination with all other withdrawals taken in the same Account Year, exceeds the Annual Withdrawal Amount is referred to as an “Excess Withdrawal.” An Excess Withdrawal will reduce your Withdrawal Benefit Base and any Bonus Base according to the following formulae.

Your New Withdrawal Benefit Base	=	WBB x	(	AV - WD	)
AV - AWA

Your New Bonus Base	=	BB x	(	AV - WD	)
AV - AWA

Where:
WBB	=	your Withdrawal Benefit Base immediately before the Excess Withdrawal.
BB	=	your Bonus Base immediately before the Excess Withdrawal.
WD	=	the amount of the Excess Withdrawal.
AV	=	your Account Value immediately before the Excess Withdrawal.
AWA	=	your Annual Withdrawal Amount minus any prior partial withdrawals taken during the current Account Year.

If you take an Excess Withdrawal, the Withdrawal Benefit Base and the Bonus Base are both reduced proportionally by the amount of the withdrawal in excess of the Annual Withdrawal Amount.

Please Note: In regards to Early and Excess Withdrawals:

•	The above calculations show proportionate reductions. Generally speaking:
•	If your Account Value is greater than your Withdrawal Benefit Base, the reduction to your Withdrawal Benefit Base will be less than the amount withdrawn.
•	If your Account Value is less than your Withdrawal Benefit Base, the reduction to your Withdrawal Benefit Base will be more than the amount withdrawn.
•	A withdrawal that does not exceed the Annual Withdrawal Amount may nevertheless affect the Bonus and step-ups.
•	Early Withdrawals and Excess Withdrawals could severely reduce, and even terminate, your Living Benefit, and could reduce your Account Value to zero, thereby terminating your Contract without value.
•
In addition to reducing your Living Benefit, any withdrawal taken before you reach age 59½ could have adverse state and federal tax liabilities. You should consult a qualified tax professional for more information.

•
We do not monitor for Excess Withdrawals. Accordingly, if you take regular or scheduled withdrawals, you should carefully monitor your withdrawals to be certain they are not in excess of your Annual Withdrawal Amount.

Cost of the Living Benefit

If you select the Living Benefit, then we will deduct a fee from your Account Value on the last valuation day of each Account Quarter. The fee is a percentage of your Withdrawal Benefit Base and differs for single-life and joint-life coverage. The percentage rate may increase or decrease over time, but will not exceed the Maximum Annual Rates shown in the table below. If we change the rate, then you may elect to cancel your Living Benefit and no longer pay the fee.

	Single-Life				Joint-Life
	Current Quarterly Rate	Current Annual Rate	Maximum Quarterly Rate	Maximum Annual Rate	Current Quarterly Rate	Current Annual Rate	Maximum Quarterly Rate	Maximum Annual Rate
Sun Income Advisor	0.2250%	0.90%	0.4375%	1.75%	0.2750%	1.10%	0.4875%	1.95%

Please note: Because the fee for the benefit is a percentage of your Withdrawal Benefit Base:
•
Your total annual fee is the sum of four quarterly fees and could be a much higher percentage of your Account Value than of your Withdrawal Benefit Base. The maximum annual fee is the maximum annual rate multiplied by the highest quarterly Withdrawal Benefit Base during that Account Year.

•	Your fee will increase as your Withdrawal Benefit Base increases (although the rate used to calculate the fee may remain the same).

Cancellation of the Living Benefit

Should you decide that the Living Benefit is no longer appropriate for you, you may cancel it at any time.

We will terminate the Living Benefit upon the earliest of the following:
•	receipt, in good order, at our mailing address, of your written request to cancel the Living Benefit;
•	change of ownership of a Contract, unless you have received our prior approval to change the ownership;
•	death of a Participant (with single-life coverage);
•	death of a Participant with joint-life coverage, if the spouses on the Issue Date are no longer spouses or no longer sole primary beneficiaries;
•	annuitization;
•	termination/full surrender of the Contract;
•	the Withdrawal Benefit Base is reduced to zero as a result of Early or Excess Withdrawals;
•	if the Account Value is reduced to zero prior to the Coverage Date, for any reason;
•	any investment in or transfer to a Fund that is not a Designated Fund; or
•	any investment in or transfer that is outside the allocation ranges for the Build Your Own Portfolio model.

Upon termination, all benefits and fees associated with the Living Benefit will cease. Once terminated, your Living Benefit cannot be reinstated.

Death of Participant - Single-Life Coverage

If you selected single-life coverage, then the Living Benefit ends on the death of any Participant and the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. If your surviving spouse is the sole primary Beneficiary, he or she may elect to continue the Contract, but the Living Benefit will terminate and no optional living benefit will be available to your surviving spouse.

Please note:

•	Single-life coverage may be inappropriate on a co-owned Contract because the Living Benefit will end on the death of any Participant.
•
Beneficiaries who are not spouses cannot continue the Contract (see “Spousal Continuance” under “DEATH BENEFIT”) or the Living Benefit under the Contract. Co-owners who are not spouses should, therefore, discuss with their financial advisor whether the Living Benefit is appropriate for them. Also, if you are in a same-sex marriage, see “Federal Defense of Marriage Act and Same-Sex Marriages” under “TAX PROVISIONS.”

Death of Participant - Joint-Life Coverage

If the surviving spouse on the Death Benefit Date was not the spouse of a Participant on the original Contract’s Issue Date, then this section does not apply, even if joint-life coverage was elected. In such case, if a Participant dies while participating in the Living Benefit, the provisions of the section titled “Death of Participant - Single-Life Coverage” will apply.

If you purchased joint-life coverage and one of the Participants dies, then the surviving spouse, as the sole primary beneficiary, can elect to continue the Contract and all currently-held benefits will continue to the surviving spouse. In such case, the Account Value will be equal to the Death Benefit. If you are in a same-sex marriage, see “Federal Defense of Marriage Act and Same-Sex Marriages” under “TAX PROVISIONS.”

Alternatively, the surviving spouse may elect any available option under the death benefit provisions of the Contract. In such case, the Contract, including the Living Benefit, will end.

Annuitization Under the Living Benefit

If your Account Value is greater than zero on your Maximum Annuity Commencement Date, then you must elect to:

●	surrender your Contract and receive your Surrender Value,

●	annuitize your Account Value under one of the then currently available Annuity Options, or

●
annuitize your remaining Account Value as a single-life annuity (or a joint-life annuity, if joint-life coverage was elected on the Issue Date and is still eligible) with an annualized annuity payment of not less than your then current Annual Withdrawal Amount. If you make no election, we will default your choice to this option.

If you elect to annuitize prior to your Maximum Annuity Commencement Date, then your Contract and the Living Benefit, will end.

Tax Issues Under the Living Benefit

Certain state and federal tax provisions may be important to you in connection with a living benefit. If your Contract is a Non-Qualified Contract, it is possible that the election of optional living benefits, such as the Living Benefit, might increase the taxable portion of any withdrawal you make from the Contract. It is not clear whether withdrawals after the Coverage Date while the Contract Value is greater than zero will be taxed as withdrawals or as annuity payments. This is significant for Non-Qualified Contracts because withdrawals are taxed less favorably than are annuity payments. In view of this uncertainty, we intend to adopt a conservative approach and treat such payments as withdrawals for tax purposes. We intend to treat payments pursuant to the Living Benefit after the Contract Value becomes zero as annuity payments for tax purposes.

You may not elect a Living Benefit with an inherited Non-Qualified Contract or beneficiary IRA Contract.

If your Contract is a Qualified Contract, then the retirement plan governing that Qualified Contract may be subject to certain required minimum distribution (RMD) provisions imposed by the Internal Revenue Code (the “Code”) and Internal Revenue Service (“IRS”) regulations (collectively, the “Federal Tax Laws”). These RMD provisions require that an amount be distributed from the retirement plan each year, beginning generally in the calendar year in which you attain age 70½. Your failure to withdraw your yearly RMD amount from your retirement plan could result in adverse tax treatment. Because for certain retirement plans we do not know what assets are held by the plan, we have assumed for all plans that the Qualified Contract (i.e., your Contract) is the only asset, and we determine a yearly RMD amount taking into account only your Contract (“Yearly RMD Amount”).

When you elect to participate in the Living Benefit, we will inform you that you may withdraw amounts up to your Yearly RMD Amount each year without reducing your Withdrawal Benefit Base. To assist you in complying with the RMD requirements, in January of each year, we will notify you of your calculated Yearly RMD Amount and inform you that you may withdraw amounts up to your Yearly RMD Amount each Account Year without reducing your Withdrawal Benefit Base.

To the extent that the Yearly RMD Amount attributable to your Contract exceeds the Annual Withdrawal Amount permitted each year under your Living Benefit, we currently are waiving withdrawal provisions as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in the Living Benefit, then we will reduce your Account Value dollar-for-dollar by the amount of the withdrawal. In addition, for that year only, your Annual Withdrawal Amount under the Living Benefit will be reduced, dollar-for-dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your Annual Withdrawal Amount. In other words, we will not reduce your Annual Withdrawal Amount for future years (or your Withdrawal Benefit Base or Bonus Base), if a Yearly RMD Amount exceeds your Annual Withdrawal Amount, provided that:

●
you withdraw your (Qualified) Contract’s first Yearly RMD Amount in the calendar year you attain age 70½, rather than postponing the withdrawal of that amount until the first quarter of the next calendar year, and

●	you do not make any withdrawal from your (Qualified) Contract that would result in your receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

Currently, any withdrawal in excess of the Annual Withdrawal Amount that is taken to satisfy the Yearly RMD Amounts will not be treated as an Excess Withdrawal. However, if there is any material change to the current Code or IRS Rules governing the timing or determination of required minimum distribution amounts, then the Company reserves the right to treat any withdrawal greater than the Annual Withdrawal Amount as an Excess Withdrawal which may significantly reduce the Withdrawal Benefit Base.

For a further discussion of some of these provisions, please refer to “Impact of the Optional Living Benefit” under “TAX PROVISIONS.”

DESIGNATED FUNDS

To participate in the Living Benefit, all of your Account Value must be invested only in Designated Funds at all times during the term of your Living Benefit.

For Contracts participating in Sun Income Advisor, the only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are as follows:

Asset Allocation Models	Funds
Build Your Own Portfolio	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
Blended Model	MFS® Global Tactical Allocation Portfolio, Service Class
PIMCO Global Multi-Asset Portfolio, Advisor Class
Dollar-Cost Averaging Program Options	SCSM Ibbotson Balanced Fund, Service Class
6-Month DCA Period	SCSM Ibbotson Conservative Fund, Service Class
12-Month DCA Period

One of the asset allocation models that qualifies as a Designated Fund is the portfolio model that applies to our “build your own portfolio” program. That portfolio model and the “build your own portfolio” program are described in “BUILD YOUR OWN PORTFOLIO” and in “APPENDIX C - BUILD YOUR OWN PORTFOLIO.”

If you elected to participate in Sun Income Advisor, and are invested in more than one Designated Fund, we will automatically transfer assets among your Designated Funds to maintain the percentage allocation you selected. We will make these transfers on a quarterly basis.

We reserve the right to declare that a particular Fund no longer qualifies as a Designated Fund. Written notice will be provided to Contract Owners whenever a fund is no longer considered to be a Designated Fund. If you are invested in a Designated Fund at the time we declare the Fund to no longer be a Designated Fund, your Account Value can remain in that Fund without canceling your participation in the Living Benefit. However, any transfers or future Purchase Payments may only be allocated to a Fund that is declared by us to be a Designated Fund at the time of the transaction. If you are invested in a Fund that has been declared by us to no longer be a Designated Fund, you must first transfer your Account Value from that Fund into one or more of the current Designated Fund(s) if you want to make subsequent Purchase Payments or any additional transfers. (Note that this restriction does not apply to automatic portfolio rebalancing. Likewise, if you are participating in a DCA program and one of the funds receiving transfers under the DCA program is declared no longer to be a Designated Fund, then your Account Value can remain invested in that Fund until the end of your DCA Period. However, before you make any subsequent Purchase Payments, you must first transfer all your Account Value from that Fund into one or more of the current Designated Funds and provide us with new allocation instructions for your DCA program.) We also reserve the right to close Funds only to new Contracts. We will, however, revise the prospectus to give notice to prospective investors of the closing of any Fund. If a Designated Fund is closed only to new Contracts, any current Account Value may remain in that Fund and future transfers and Purchase Payments to that Fund are permissible, as long as the Fund is still declared by us to be a Designated Fund.

Note that, under Sun Income Advisor, we have reserved the right to allow step-ups only if your Account Value is invested in a Fund that has been declared by us to be a Designated Fund. In such case, if you are invested in a Fund that has been declared by us to no longer be a Designated Fund, you will have to transfer into a current Designated Fund before a step-up can occur. If you decide not to transfer into a current Designated Fund and forgo step-up, then your Living Benefit will continue with all of the benefits except for step-up.

BUILD YOUR OWN PORTFOLIO

Among the choices of Designated Funds is a selection of funds (“portfolio model”) that you design yourself using certain broad guidelines that we provide. To “build your own portfolio,” you pick funds from the asset classes available at that time. Altogether you may not choose more than 18 funds for your portfolio model. The amount you may invest in each asset class is determined by a percentage range that we provide for each asset class. The sum of the percentages you invest in the asset classes altogether must total 100%. A chart showing the Funds available in each asset class and the percentage range assigned to each asset class is included in Appendix C.

You may transfer funds within the asset classes as long as your allocations remain within the percentage ranges we have established, and you adhere to the transfer provisions of your Contract. (See “Transfer Privilege,” “Short-Term Trading,” and “Funds’ Shareholder Trading Policies.”) Withdrawals out of your portfolio model will be taken pro-rata from each of your selected Funds. Any additional Purchase Payments will be allocated proportionally to your current Fund selection. At any time you can change your Fund selection by providing new allocation instructions. Your new instructions will change your existing allocations accordingly. Your portfolio will be rebalanced quarterly to maintain your percentage allocations in line with the performance of the Funds over the prior quarter.

Under the terms of the Living Benefit, however, there are certain limits on the times when you can make additional Purchase Payments. You cannot make Purchase Payments after your first Account Anniversary.

If at any time, a fund is closed to new business, no new payments or transfers into the fund will be permitted. However, portfolio rebalancing of the fund will continue. To make a payment into your portfolio model after a fund within the model has been closed, you must redesign your portfolio model without the closed fund. Your entire Account Value will then be reallocated to your new portfolio model. Likewise, if you are participating in a DCA program and one of the Funds in this portfolio model receiving transfers under the DCA program is declared to no longer be part of the portfolio model, then the program will run through to completion. However, before you make any subsequent Purchase Payments, you must first either (a) reallocate your total Account Value among funds that comply with the current Build Your Own Portfolio categories or (b) transfer your total Account Value to Designated Funds other than the Build Your Own Portfolio model. You must also provide us with new allocation instructions for your DCA program.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we will pay the death benefit to the surviving Participant, if any, or, if there is no Participant, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

The death benefit proceeds will remain invested in the Sub-Accounts in accordance with the allocations made by the Owner until the Beneficiary has provided us with Due Proof of Death in good order. Once we have received Due Proof of Death, then investments in the Variable Account may be reallocated in accordance with the Beneficiary’s instructions.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a “Death Benefit Date.” The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary’s election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Death Benefit

The death benefit will be the greater of the following amounts:

(1)	your Account Value on the Death Benefit Date; and

(2)	your total Adjusted Purchase Payments. (See “Calculating the Death Benefit.”)

Adjusted Purchase Payments initially equal the initial Purchase Payment.

Each time there is an additional Purchase Payment then:

Your new Adjusted Purchase Payments	=	APP + PP

Where:

APP	=	Your Adjusted Purchase Payments immediately prior to the additional Purchase Payment.
PP	=	The amount of the additional Purchase Payment.

Each time there is a withdrawal then:

Your new Adjusted Purchase Payments	=	APP x	(AV – WD)
AV

Where:

APP	=	Your Adjusted Purchase Payments immediately prior to the withdrawal.
WD	=	The amount of the withdrawal.
AV	=	Your Account Value immediately prior to the withdrawal.

When the Account Value is less than the Adjusted Purchase Payments, a withdrawal may cause the death benefit to decrease by more than the amount of the withdrawal.

Spousal Continuance

Under an individually-owned Contract, if you are the Covered Person and your spouse is the sole Beneficiary, upon your death, your spouse may elect to continue the Contract by becoming the new Participant and new Covered Person, rather than receive the death benefit amount. Under a co-owned Contract, if you and your spouse are the Covered Persons and sole Beneficiaries, then upon the death of either you or your spouse, the surviving spouse may continue the Contract as the sole Participant and sole Covered Person. In either case, we will not pay a death benefit, but the Contract’s Account Value will be set to equal the death benefit amount. (See “The Death Benefit.”) If you are participating in Sun Income Advisor and you have joint-life coverage, then your surviving spouse may continue the Contract and Sun Income Advisor. If you are participating in Sun Income Advisor and you have single-life coverage, then your surviving spouse may continue the Contract, but the Living Benefit will terminate and no optional living benefit will be available to your surviving spouse. (See “Death of Participant - Single-Life Coverage.”)

All Contract provisions will continue as if your surviving spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your surviving spouse’s age on the original effective date of the Contract will be used. Upon surrender or annuitization, this increased amount to the surviving spouse will not be treated as premium, but will be treated as income. If you are in a same-sex marriage, see “Federal Defense of Marriage Act and Same-Sex Marriages” under “TAX PROVISIONS.”

Calculating the Death Benefit

In calculating the death benefit amount payable under option (2) under “The Death Benefit,” each partial withdrawal will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See “The Death Benefit.”) A withdrawal may cause the death benefit to decrease by more than the amount of the withdrawal.

Rather than receiving the death benefit, the Beneficiary may elect to annuitize, to defer annuitization, or to continue the Contract. In such case, if the death benefit amount payable under the Contract is greater than your Account Value, we will increase the Account Value to equal the death benefit amount. Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to an existing DCA Period will be allocated to your selected Sub-Accounts.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under “The Income Phase - Annuity Provisions.”

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us, at our mailing address, a completed election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your surviving spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us written notice in a form acceptable to us. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law. We can defer payment of the death benefit to the extent permitted under the Investment Company Act of 1940. (See “Payment of Death Benefit.”)

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the “designated beneficiary” within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the “designated beneficiary.” If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see “Spousal Continuance.” If you are in a same-sex marriage, see “Federal Defense of Marriage Act and Same-Sex Marriages” under “TAX PROVISIONS.”

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within seven days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described under the Annuity Option you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described under “Annuity Options,” and you cannot change the Annuity Option selected. (Also, a Beneficiary receiving payments after the Annuitant’s death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under “Annuity Options.”) You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See “Withdrawals.”)

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the “Payee.” If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

●	The earliest possible Annuity Commencement Date is the first Account Anniversary.

●
The latest possible Annuity Commencement Date is the first day of the month following the Annuitant’s 95th birthday (“Maximum Annuity Commencement Date”). If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a calendar month.

You may change the Annuity Commencement Date by sending us written notice, in a form acceptable to us, with the following additional limitations:

●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70½ (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70½).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary. Note that if the Annuitant dies prior to the end of the first month after the Annuity Commencement Date, only one annuity payment will be made.

Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant’s estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate of 3%; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum, at any time, some or all of the discounted value of the remaining payments, the discount rate for this purpose will be the assumed interest rate of 3%. If the Annuitant dies during the period selected, the remaining income payments are made as described above for the payments to a Beneficiary under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain, except as otherwise provided under your Living Benefit.

You must specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations. If, however, a portion of your Account Value was allocated to a DCA period at the time of annuitization, that portion will be exchanged for Annuity Units and allocated among the Sub-Accounts you select at annuitization or, if you make no such selection, then in proportion to the Sub-Accounts you were invested in prior to annuitization.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Option may not be changed once annuity payments begin.

Amount of Annuity Payments

Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account’s Variable Accumulation Units for Annuity Units upon which we will annual assess insurance charges of 0.65% of your average daily Annuity Unit values. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the “annuity payment rates” in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. (See “Annuity Payment Rates.”)

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests a transfer among Sub-Accounts). However, the dollar amount of the next Variable Annuity payment, which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit value for the Valuation Period ending just before the date of the payment, will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

After you annuitize, we will deduct total insurance charges at an annual rate of 0.65% of your average daily Annuity Unit values. We will no longer deduct the mortality and expense risk charge; nor will we deduct the charge for Sun Income Advisor. The 0.65% insurance charge, which includes an administrative expense charge, compensates us for the risks and expenses associated with providing annuity payments during the Income Phase.

Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable “annuity payment rates.” These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. (See “Annuity Payment Rates.”)

Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment, except as otherwise provided under your Living Benefit.

Transfer of Variable Annuity Units

During the Income Phase, the Annuitant may transfer Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. Any such transfers may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the “Funds’ Shareholder Trading Policies”). The applicability of the Funds’ Shareholder Trading Policies is the same during the Income Phase as during the Accumulation Phase, and this is discussed in this Prospectus under “Funds’ Shareholder Trading Policies.” For the reasons discussed there, you should review and comply with each Fund’s Shareholder Trading Policies, which are disclosed in the Funds’ current prospectuses.

To make a transfer, the Annuitant sends us, at our mailing address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to transfer and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the transfer would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the transfer request.

Before transferring Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only transfers among Sub-Accounts. No transfers to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account fee from Fixed Annuity payments.

Annuity Payment Rates

Annuity payment rates are the rates we use to determine the dollar amount of an annuity payment under each Annuity Option. The Contract contains annuity payment rate schedules for each Annuity Option described in this Prospectus. These schedules show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract. We may change these rates under Group Contracts for Accounts established after the effective date of such change (see “Other Contract Provisions - Modification”).

The annuity payment rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the annuity payment rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person’s death before the Income Phase, as described under the “Death Benefit” section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification, in good order. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits will continue to be based on the Covered Person and not the Participant. The amount payable on the death of the new Participant will be the Surrender Value.

Voting of Fund Shares

To the extent required by law, we will vote all shares held in the Variable Account in accordance with instructions we receive from persons with voting interests in the Funds. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract in which the Owner has reserved this right. During the Income Phase, the Payee (that is, the Annuitant or Beneficiary entitled to receive benefits) is the person having the right to give voting instructions.

Before a vote of the shareholders of a Fund occurs, each person with voting interests in the Fund will receive voting materials from us. We will ask those persons to instruct us on how to vote and to return their respective voting instructions to us in a timely manner. Each such person is permitted to cast votes based on the dollar value of the shares of each Fund that we hold for your Contract in the corresponding Sub-Account. We calculate this value based on the number of Variable Accumulation Units or Variable Annuity Units allocated to your Contract as of the date set by the Fund and the value of each Variable Accumulation Unit or Variable Annuity Unit on that date. We count fractional votes.

We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from person(s) with voting interests in the Fund. Because of this method of proportional voting, a small number of persons with voting interests in the Fund may determine the outcome of a shareholder vote. If, however, we determine that we are permitted to vote the Fund shares in our own right, then we may do so.

Note: Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular retirement plan and under the Investment Company Act of 1940. Employees who contribute to retirement plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such retirement plans may also provide the additional extent, if any, to which an Owner shall follow voting instructions of persons with rights under those plans. If no voting instructions are received from any such person with respect to a particular Contract, the Owner may instruct us as to how to vote the number of Fund shares for which instructions may be given.

Reports to Owners

We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any federal taxes on withdrawals), minimum distributions, death benefit payments, transfers (excluding dollar-cost averaging transfers) and living benefit credits or refunds. Such confirmations will be sent within two business days after the transaction occurs.

In addition, within five business days after each calendar quarter, we will send you, by regular U.S. mail, a statement showing your current Account Value, death benefit value, and investment allocation by asset class. Each quarterly statement will detail transactions that occurred during the last calendar quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, interest credited on fixed accounts, step-ups credited on living benefits, and annual contract fees assessed.

We will also send you annual and semi-annual reports of the Funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.

If you have enrolled in the electronic delivery service and consented to receive documents electronically, we will send you an email at the address you provided notifying you when we have posted your confirmations, statements, and reports on our website.

It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. You will receive notice of any such Fund changes that affect your Contract by a supplement to this Prospectus.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may supplement this Prospectus to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract. Any changes we make by splitting or combining Variable Accumulation Unit values must comply with federal securities laws and regulations.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification is consistent with federal securities laws and regulations and: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see “Change in Operation of Variable Account”); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may supplement this Prospectus to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the Account Fee, mortality and expense risk charges, administrative expense charges, and the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments, provided that such modification will not exceed the maximum fees as shown in the fee table. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any two or more variable accounts or Sub-Accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove DCA Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may supplement this Prospectus and make appropriate endorsement to the Contract as necessary to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our mailing address, as shown on the cover of this Prospectus, within 10 days or longer if allowed by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. (Information about your right to return period can be found on the first page of your Contract or prominently displayed in an endorsement to your Contract. You can also obtain information about your right to return period by contacting your sales representative.) When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. If applicable state law requires return of Purchase Payments, we will return the greater of (1) your Surrender Value or (2) the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity (“IRA”), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within seven days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a “ten day free-look,” notwithstanding the provisions of the Internal Revenue Code.

TAX PROVISIONS

This section provides general information on the federal income tax consequences of ownership of a Contract and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your Contract is called a “Qualified Contract.” If your annuity is independent of any formal retirement or pension plan, it is termed a “Non-Qualified Contract.” The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

U.S. Federal Income Tax Provisions

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax provisions affecting Contracts issued in Puerto Rico, see “Puerto Rico Tax Provisions.”

Taxation of Non-Qualified Contracts

Deductibility of Purchase Payments. For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the “investment in the contract” for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

Pre-Distribution Taxation of Contracts. Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an “immediate annuity,” which the Internal Revenue Code (the “Code”) defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase an annuity should be based on the assumption that the purchase of an annuity is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts. The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a “full surrender”), the taxable portion will equal the amount you receive less the “investment in the contract” (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).

Annuity Payments. A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee’s expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

Penalty Tax on Certain Withdrawals. A penalty tax of 10% may also apply to taxable cash withdrawals including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59½, to distributions pursuant to the death or disability of the owner, to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above). Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a qualified tax professional with regard to exceptions from the penalty tax.

Taxation of Death Benefit Proceeds. Death benefits paid upon the death of a Participant are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the investment in the contract is not affected by the Participant’s or Annuitant’s death, i.e., the investment in the contract must still be determined by reference to the Participant’s investment in the Contract. Special mandatory distribution rules also apply after the death of the Participant when the beneficiary is not the surviving spouse of the Participant.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant other than the Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a qualified tax professional as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment.

Taxation of Qualified Contracts

“Qualified Contracts” are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax- deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan’s specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Pension and Profit-Sharing Plans. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self- employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.  Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Individual Retirement Accounts and Annuities. Individual Retirement Accounts and Annuities (“IRAs”), as defined in Section 408 of the Code, permit eligible individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. In addition, certain distributions from some other types of retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless an exception applies. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled “Right to Return.” If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

Roth Individual Retirement Arrangements. Section 408A of the Code permits certain eligible individuals to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you roll over from or convert a traditional IRA Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract’s account balance. Thus, you should consult with a qualified tax professional prior to any conversion.  Distributions from a Roth IRA are generally not taxed, except that once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

Distributions and Withdrawals from Qualified Contracts. In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59½, except in certain circumstances.

If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an IRA and roll over some or all of that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution; or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may be able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.

Withholding. In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, a non-surviving-spouse Beneficiary may elect a direct rollover only to a so-called inherited IRA. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Impact of the Optional Living Benefit

For a further discussion, please refer to “Tax Issues Under the Living Benefit.”

Qualified Contracts. If your Contract is a Qualified Contract other than a Roth IRA, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70½ or, for non-IRAs, the date of retirement instead of age 70½ if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract’s value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations.

The IRS’s RMD regulations provide that the annual RMD amount is to be calculated based on the Contract’s Account Value as of 12/31 plus “the actuarial present value of any additional benefits” that are provided under your Contract (such as optional living benefits) which is also calculated as of 12/31. When we notify you yearly of the RMD amount, we will inform you if the calculation included the actuarial present value of any additional benefits since such inclusion would have increased your RMD amount. Because of the above actuarial present value requirements, your election of a Contract’s optional benefit could cause your RMD amount to be higher than it would be without such an election. Additionally, if your RMD amount exceeds your guaranteed withdrawal amount under an optional living benefit, you will have to withdraw more than the guaranteed withdrawal amount to avoid the imposition of a 50% excise tax, causing a reset of your guaranteed withdrawal benefit. Prior to electing to participate in any optional benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on your yearly RMD amounts.

You may take an RMD amount calculated for a particular Individual Retirement Annuity from that Annuity or from another IRA of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan may need to be used as a source of funds for the RMDs.

Prior to electing to participate in any Contract’s optional living benefit, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under any optional living benefit.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you convert such a traditional Annuity or Account to a Roth IRA (see “Roth Individual Retirement Arrangements”), the IRS’s rules for determining the amount of your taxable income at the time of conversion include an amount based on the RMD actuarial present value requirements discussed above. Thus, your election of a Contract’s optional living benefit could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in the optional living benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

For Qualified Contracts issued other than as Individual Retirement Annuities, (1) we do not calculate your annual RMD amount nor do we notify you of such amount and (2) you should contact the Account’s trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract’s value (including any actuarial present value of additional benefits discussed below) so that it can be used by the trustee or custodian in the Account’s RMD calculations.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and your information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity’s cash value exceeds the investment in the contract. There is no definition of “cash value” in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional living benefit. If this were to occur, election of an optional living benefit could cause any withdrawal, including a withdrawal under the withdrawal benefit of any optional living benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional living benefit (or, if applicable, prior to renewing your participation in any optional living benefit), you should consult with a qualified tax professional as to the meaning of “cash value.”

Federal Defense of Marriage Act and Same-Sex Marriages

The Contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. Because of the Federal Defense of Marriage Act, all such Contract continuation rights are available only to a person who is defined as a “spouse” under such Act and that definition does not include a same-sex spouse. Thus, under current Federal law, if you are in a same-sex marriage, your spouse would not be able to exercise any of the Contract’s spousal continuation rights. You should consult a qualified tax professional for advice before purchasing a Contract and/or joint-life coverage under an optional living benefit.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified professional to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a qualified tax professional with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

Puerto Rico Tax Provisions

The Contract offered by this Prospectus is considered a non-qualified annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended and Section 1031.01 of the 2011 Internal Revenue Code for a New Puerto Rico, as amended (collectively the “Puerto Rico Code”). Under the current provisions of the Puerto Rico Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant’s aggregate premiums or other consideration paid.

The provisions of the Puerto Rico Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code. See the applicable text of this Prospectus under the heading “Federal Tax Status” dealing with such Arrangements and their RMD requirements. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Under “TAX PROVISIONS,” see “Pre-Distribution Taxation of Contracts,” “Distributions and Withdrawals from Non-Qualified Contracts,” “Withholding” and “Non-Qualified Contracts.” You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

Contracts are sold by licensed insurance agents (“the Selling Agents”) in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms (“the Selling Broker-Dealers”) registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. (“Clarendon”), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA.

The Company (or its affiliate, for purposes of this section only, collectively, “the Company”), may pay the Selling Broker-Dealers compensation for the promotion and sale of the Contract. In such cases, the Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Participant or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 2.00% of Purchase Payments, and 1.25% annually of the Participant’s Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations, and this compensation may be significant in amount.

In some cases, the Contract may be marketed by Selling Broker-Dealers in connection with their fee-based or wrap-fee advisory programs. In these cases, the Company does not anticipate that a sales commission would be paid to the Selling Broker-Dealer (though it reserves the right to do so). Your Selling Broker-Dealer, or the investment adviser retained by you or related to your Selling Broker-Dealer, may assess you fees for such services, separate from the fees and expenses of the Contract. We recommend that you contact your Selling Broker-Dealer or investment adviser to ask if any such additional fees apply to you. The Company does not provide any investment advice or offer any advisory services or endorsement in connection with those programs.

The Company pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. This compensation may be significant in amount and may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as “override” compensation, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling Broker-Dealers’ preferred or recommended list, access to the Selling Broker-Dealers’ registered representatives for purposes of promoting sales of the Company’s products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent. The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.

In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Contracts or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Contracts by Selling Broker-Dealers and their registered representatives. Such payments may be greater or less in connection with the Contracts than in connection with other products offered and sold by the Company or by others. Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Contract to you instead of (or more favorably than) another product or products that might be preferable to you.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading “Waivers; Reduced Charges; Special Guaranteed Interest Rates.” During 2010, no commissions were paid to or retained by Clarendon in connection with the distribution of the Contracts described in this Prospectus.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits. In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC’s public reference facilities at the following location: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC’s public reference room will also provide copies by mail for a fee. You may also find these materials on the SEC’s website (www.sec.gov).

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Such insurance holding company legislation protects the Company’s ability to pay all guaranteed contract benefits, including any optional living benefits and death benefits. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable. A state’s assessment on insurers in connection with the state guaranty fund would not affect Sun Life’s obligation to pay guaranteed contract benefits, including any optional living benefits and death benefits. If an assessment were so large as to affect Sun Life’s own ability to meet its obligations, then the provisions to excuse, defer, or offset such assessment would allow Sun Life to pay guaranteed contract benefits.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

Sun Life (U.S.), like other insurance companies, is involved in lawsuits, including class action lawsuits. Although the outcome of any litigation cannot be predicted with certainty, Sun Life (U.S.) believes that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of Clarendon Insurance Agency, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account options and with respect to the death benefit and the Company’s assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2010 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Assurance Company of Canada (U.S.)	2
Advertising and Sales Literature	2
Tax - Deferred Accumulation	3
Calculations	4
Example of Variable Accumulation Unit Value Calculation	4
Example of Variable Annuity Unit Calculation	4
Example of Variable Annuity Payment Calculation	4
Distribution of the Contracts	4
Custodian	4
Independent Registered Public Accounting Firm	5
Financial Statements	5

APPENDIX A -
GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT QUARTER: A three-month period, with the first Account Quarter beginning on your Issue Date.

ACCOUNT VALUE: The Variable Account Value, if any, plus the Fixed Account Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Issue Date is on March 12, the first Account Year is determined from the Issue Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Owner is still alive) during which you make Purchase Payments under the Contract. This is called the “Accumulation Period” in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in “Calculating the Death Benefit.”

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant. The Annuitant becomes the Payee on the Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the “designated beneficiary” for purposes of Section 72(s) of the Code in the event of the Participant’s death. Notwithstanding the foregoing, if there is more than one Participant of a Non-Qualified Contract, the surviving Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant on or after the Annuity Commencement Date.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY (“WE,” “US,” “SUN LIFE (U.S.)”): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract. The Participant/Owner is the Covered Person unless there is a non-natural Owner, such as a trust, in which case the Annuitant is the Covered Person.

DCA PERIOD: The period for which a Guaranteed Interest Rate is credited.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person’s death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary’s election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DESIGNATED FUNDS: The limited investment options you can choose if you are participating in a living benefit.

DUE PROOF OF DEATH: Receipt by the Company of (1) an original certified copy of an official death certificate or an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, and (2) any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEED INTEREST RATE: The rate of interest we credit on an annual effective basis.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract. This is called the “Date of Coverage” in the Contract.

MAXIMUM ANNUITY COMMENCEMENT DATE: The first day of the month following the youngest Annuitant’s 95th birthday.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant’s interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The Business Day your Application is received by the Company at its mailing address. The ages of all Owners and Annuitants on the Open Date determines your eligibility for purchasing a Contract and for electing the optional living benefit.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term “Owner,” as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes (1) an Annuitant or (2) a Beneficiary who becomes entitled to benefits upon the death of the Participant or upon the death of the Annuitant on or after the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract. The amount equals: (1) your Account Value at the end of the Valuation Period during which we receive your surrender request; minus (2) any Account Fee applicable for the Account Year in which the surrender is made.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms “you” and “your” refer to “Owner,” “Participant,” and/or “Covered Person” as those terms are identified in the Contract.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B -
OPTIONAL LIVING BENEFIT EXAMPLES

Example: How Sun Income Advisor works

Assume for the example below that you are age 63 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate with single-life coverage. (If you selected joint-life coverage, then the numbers shown in the example could be different). Your Withdrawal Benefit Base and your Bonus Base are each set equal to your initial Purchase Payment on your Issue Date. Because you reached age 59 prior to your Issue Date, your Coverage Date is your Issue Date. At any time, you can begin to withdraw up to your Annual Withdrawal Amount each Account Year without reducing your Withdrawal Benefit Base. (For convenience, assume that because of the investment performance of your underlying investments, your Account Value remains neutral throughout the life of your Contract, except for Account Years 2 and 5.)

Your Annual Withdrawal Amount is set equal to 4% of your Withdrawal Benefit Base, or $4,000. Your Withdrawal Benefit Base will increase by 7% of your Bonus Base each Account Year in which you do not take a withdrawal during the Bonus Period. By deferring withdrawals during the Bonus Period you will increase your Withdrawal Benefit Base, which in turn may maximize your Annual Withdrawal Amount.

Assume that, because of good investment performance of the Designated Funds during Account Year 2, your Account Value has grown to $125,000 on your second Account Anniversary. Therefore, your Contract is eligible for an automatic step-up of its Withdrawal Benefit Base and Bonus Base. At this time we will step up your Withdrawal Benefit Base and your Bonus Base to $125,000. Additionally, because you have crossed into another age tier, your new Annual Withdrawal Amount will be 5% of your new Withdrawal Benefit Base, or $6,250. Going forward, your new Bonus Base will be $125,000, unless increased by another step-up or reduced by an Excess Withdrawal, and your Bonus Period will now end on your 12th Account Anniversary (i.e., ten years after the step-up). All values shown are as of the beginning of the Account Year.

Account Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$4,000	$0
2	$100,000	$107,000	$100,000	$4,280	$0
3	$125,000	$125,000	$125,000	$6,250	$0

Assume you take your first withdrawal in Account Year 4.  We set your Lifetime Withdrawal Percentage at 5%. Your Annual Withdrawal Amount will be equal to 5% of your Withdrawal Benefit Base. You can withdraw up to $6,688 in Account Year 4 without reducing your Withdrawal Benefit Base.

Account Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
4	$125,000	$133,750	$125,000	$6,688	$6,688
5	$118,312	$133,750	$125,000	$6,688	$6,688

Assume that, because of good investment performance of the Designated Funds during Account Year 5, your Account Value has grown to $170,000 on your fifth Account Anniversary. Therefore, your Contract is eligible for an automatic step-up of its Withdrawal Benefit Base. We will step up your Withdrawal Benefit Base to $170,000. Your new Annual Withdrawal Amount will be 5% of your new Withdrawal Benefit Base, or $8,500. Going forward, your new Bonus Base will be $170,000, unless increased by another step-up or reduced by an Excess Withdrawal, and your Bonus Period will now end on your 15th Account Anniversary.

Account Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
6	$170,000	$170,000	$170,000	$8,500	$8,500
7	$161,500	$170,000	$170,000	$8,500	$8,500
8	$153,000	$170,000	$170,000	$8,500	$8,500

Assume in Account Year 9, you don’t take a withdrawal. Your Withdrawal Benefit Base will increase by $11,900, which is 7% of your Bonus Base ($170,000). Your new Annual Withdrawal Amount will be set equal to $9,095, which is 5% of your new Withdrawal Benefit Base ($181,900), as shown below:

Account Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
9	$144,500	$170,000	$170,000	$8,500	$0
10	$144,500	$181,900	$170,000	$9,095	$9,095
11	$135,405	$181,900	$170,000	$9,095	$9,095
12	$126,310	$181,900	$170,000	$9,095	$9,095
13	$117,215	$181,900	$170,000	$9,095	$9,095
14	$108,120	$181,900	$170,000	$9,095	$9,095
15	$ 99,025	$181,900	$170,000	$9,095	$9,095

Example: Early Withdrawals

Any withdrawal taken before your Coverage Date will be considered an Early Withdrawal. Your Bonus Base and Withdrawal Benefit Base will be reduced using the following formulae:

Your new Bonus Base	=	BB x	(	AV – WD	)
AV

Your new Withdrawal Benefit Base	=	WBB x	(	AV – WD	)
AV

Where:
	BB =	Your Bonus Base immediately prior to the Early Withdrawal.

	WBB =	Your Withdrawal Benefit Base immediately prior to the Early Withdrawal.

	WD =	The amount of the Early Withdrawal.

	AV =	Your Account Value immediately prior to the Early Withdrawal.

Assume that you are age 50 when your Contract is issued with an initial Purchase Payment of $100,000, and that you elected to participate with single-life coverage. Your Withdrawal Benefit Base and your Bonus Base are each set to equal your initial Purchase Payment on your Issue Date. Your Withdrawal Benefit Base will increase by a percentage of your Bonus Base each year in which you do not take a withdrawal. Your Coverage Date will be the first Account Anniversary after you attain the age of 59.

Assume that, because of good investment performance of the Designated Funds during Account Year 2 your Account Value has grown to $125,000 on your second Account Anniversary. Therefore, your Contract is eligible for an automatic step-up of the Withdrawal Benefit Base and Bonus Base. We will step up your Withdrawal Benefit Base and Bonus Base to $125,000. Assume that, in your Account Year 3, you withdraw $10,000. Because you are age 53 (and younger than age 59), this is an Early Withdrawal.

At this point, your Bonus Base and your Withdrawal Benefit Base will be recalculated as follows:

Your new Bonus Base	=	$125,000	x	$125,000 – $10,000
				$125,000

	=	115,000

Your new Withdrawal Benefit Base	=	$125,000	x	$125,000 – $10,000
				$125,000

	=	115,000

Your Annual Withdrawal Amount will still be $0 because you have not reached your Coverage Date.

Example: Excess Withdrawals

If you take an Excess Withdrawal your Withdrawal Benefit Base and Bonus Base will be reduced according to the following formulae:

Your new Bonus Base	=	BB x	(	AV – WD	)
AV-AWA

Your new Withdrawal Benefit Base	=	WBB x	(	AV - WD	)
AV - AWA

Where:
	BB =	Your Bonus Base immediately prior to the Excess Withdrawal.

	WBB =	Your Withdrawal Benefit Base immediately prior to the Excess Withdrawal.

	WD =	The amount of the Excess Withdrawal.

	AV =	Your Account Value immediately prior to the Excess Withdrawal.

	AWA =	Your Annual Withdrawal Amount minus any prior partial withdrawals taken during the current Account Year.

Assume that you invested $65,000 and, due to recent positive market performance, your Account Value in Account Year 5 is $100,000. Your Withdrawal Benefit Base and Bonus Base have stepped up to 100,000, your Lifetime Withdrawal Percentage is 5%, and thus your Annual Withdrawal Amount is $5,000. During this Account Year you make two withdrawals: a $4,000 withdrawal followed by a $6,000 withdrawal. Your first withdrawal reduces your Account Value to $96,000 but does not affect your Withdrawal Benefit Base because it is not in excess of your Annual Withdrawal Amount. Your second withdrawal (when combined with the first) is in excess of your $5,000 Annual Withdrawal Amount. After your second withdrawal, your Withdrawal Benefit Base will be reduced as follows:

Your new Bonus Base	=	$100,000	x	$96,000 – $6,000
				$96,000 – ($5,000 – $4,000)

	=	$94,737

Your new Withdrawal Benefit Base	=	$100,000	x	$96,000 – $6,000
				$96,000 – ($5,000 – $4,000)

	=	$94,737

Beginning on your Account Anniversary and going forward, your new Annual Withdrawal Amount will be $4,737.

You should be aware that, if your Account Value minus your Annual Withdrawal Amount is less than the Withdrawal Benefit Base at the time an Excess Withdrawal is taken (as in the above example), then your Withdrawal Benefit Base will be reduced by an amount equal to or more than the excess amount withdrawn. Thus, Excess Withdrawals taken in a down market could severely reduce your benefit.

Example: Account Value goes to zero before the Coverage Date

Assume for the next two examples (A and B) below that you are age 45 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in the Sun Income Advisor living benefit with single-life coverage. (If you selected joint-life coverage, the numbers shown in the example could be different; however, the concept is the same).

Your Withdrawal Benefit Base and your Bonus Base are each set equal to your initial Purchase Payment on your Issue Date. Because you have not reached age 59 prior to your Issue Date, your Coverage Date is the anniversary following your 59th birthday. You may begin to withdraw up to your Annual Withdrawal Amount each Account Year without reducing your Withdrawal Benefit Base starting on the Coverage Date.

A. Early Withdrawal causes Account Value to go to zero before the Coverage Date.

Assume that because of the investment performance of the Designated Funds your Account Value is neutral. During Account Year 4 you decide to take an Early Withdrawal equal to the full Account Value.

Account Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$0	$0
2	$100,000	$107,000	$100,000	$0	$0
3	$100,000	$114,000	$100,000	$0	$0
4	$100,000	$121,000	$100,000	$0	$100,000
5	$0	$0	$0	$0	$0

Since your withdrawal was for the full Account Value, your Contract, including the Living Benefit, will end and you will not be eligible to receive your Annual Withdrawal Amount.

B. Poor performance, Contract fees and charges cause Account Value to go to zero before the Coverage Date.

Assume that, over the course of the first 10 years of the Contract, the investment performance of the Designated Funds is such that the Account Value goes to zero due to the combination of poor investment performance, contract fees and charges. You did not take any withdrawals to cause the Account Value to go to zero.

Account Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$0	$0
2	$85,000	$107,000	$100,000	$0	$0
3	$65,000	$114,000	$100,000	$0	$0
4	$55,000	$121,000	$100,000	$0	$0
5	$45,000	$128,000	$100,000	$0	$0
6	$35,000	$135,000	$100,000	$0	$0
7	$25,000	$142,000	$100,000	$0	$0
8	$15,000	$149,000	$100,000	$0	$0
9	$8,000	$156,000	$100,000	$0	$0
10	$400	$163,000	$100,000	$0	$0
11	$0	$0	$0	$0	$0

Since your Account Value went to zero before the Coverage Date, your Contract, including the Living Benefit, will end and you will not be eligible to receive your Annual Withdrawal Amount.

Examples: Account Value goes to zero after the Coverage Date

Assume for the next two examples (A and B) below that you are age 65 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in the Sun Income Advisor living benefit with single-life coverage. (If you selected joint-life coverage, the numbers shown in the example could be different; however, the concept is the same).

A. Excess Withdrawal combined with poor performance, Contract fees and charges cause Account Value to go to zero after the Coverage Date.

Assume that, over the course of the first 9 years of the Contract, the investment performance of the Designated Funds is such that the Account Value increases by $1,000 per year. During Account Year 9, you decide to take an Excess Withdrawal for less than the full Account Value. Your Withdrawal Benefit Base and Bonus Base will both reduce proportionately; your Annual Withdrawal Amount will be 5% of the new Withdrawal Benefit Base. Suppose, due to poor investment performance after the Excess Withdrawal, the Account Value goes to zero during Account Year 12. Then your Annual Withdrawal Amount available in Account Year 13 will continue to be paid for the rest of your life.

Account Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$5,000	$0
2	$101,000	$107,000	$100,000	$5,350	$0
3	$102,000	$114,000	$100,000	$5,700	$0
4	$103,000	$121,000	$100,000	$6,050	$0
5	$104,000	$128,000	$100,000	$6,400	$0
6	$105,000	$135,000	$100,000	$6,750	$0
7	$106,000	$142,000	$100,000	$7,100	$0
8	$107,000	$149,000	$100,000	$7,450	$0
9	$108,000	$156,000	$100,000	$7,800	$50,000
10	$58,000	$90,299	$57,884	$4,515	$4,515
11	$25,000	$90,299	N/A	$4,515	$4,515
12	$5,000	$90,299	N/A	$4,515	$4,515
For Life	$0	$90,299	N/A	$4,515	$4,515

B. Poor performance, Contract fees and charges cause Account Value to go to zero after the Coverage Date.

Assume that, over the course of the first 10 years of the Contract, the investment performance of the Designated Funds is such that the Account Value goes to zero due to the combination of poor investment performance, contract fees and charges. You did not take any withdrawals to cause the Account Value to go to zero.

Account Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$5,000	$0
2	$85,000	$107,000	$100,000	$5,350	$0
3	$65,000	$114,000	$100,000	$5,700	$0
4	$55,000	$121,000	$100,000	$6,050	$0
5	$45,000	$128,000	$100,000	$6,400	$0
6	$35,000	$135,000	$100,000	$6,400	$0
7	$25,000	$142,000	$100,000	$7,100	$0
8	$15,000	$149,000	$100,000	$7,450	$0
9	$8,000	$156,000	$100,000	$7,800	$0
10	$400	$163,000	$100,000	$8,150	$0
11	$0	$170,000	N/A	$8,500	$8,500
For Life	$0	$170,000	N/A	$8,500	$8,500

Because your Account value was reduced to zero during Account Year 11, we will pay the Annual Withdrawal Amount for the rest of your life. All other Contract features, benefits, and guarantees will terminate.

C. Excess Withdrawal causes Account Value to go to zero after the Coverage Date.

Account Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$5,000	$0
2	$80,000	$107,000	$100,000	$5,350	$0
3	$60,000	$114,000	$100,000	$5,700	$60,000
4	$0	$0	$0	$0	$0

Your Contract and all benefits end because you took an Excess Withdrawal that causes your Account Value to go to zero.

APPENDIX C -
BUILD YOUR OWN PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the “build your own portfolio” program. This program is more fully described under “BUILD YOUR OWN PORTFOLIO” in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the Designated Funds requirement under the Living Benefit. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the Living Benefit will be cancelled.

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
MFS® Bond Portfolio	AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein Balanced Wealth Strategy Portfolio	Invesco Van Kampen V.I. Comstock Fund	AllianceBernstein International Growth Portfolio	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	MFS® Global Tactical Allocation Portfolio	BlackRock Global Allocation V.I. Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Columbia Variable Portfolio - Marsico Growth Fund	Lazard Retirement Emerging Markets Equity Portfolio
SCSM BlackRock Inflation Protected Bond Fund	PIMCO Global Multi-Asset Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Core Equity Portfolio	Columbia Variable Portfolio - Marsico International Opportunities Fund	MFS® Emerging Markets Equity Portfolio
SCSM Goldman Sachs Short Duration Fund	SCSM Ibbotson Balanced Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Utilities Portfolio	Columbia Variable Portfolio - Marsico 21st Century Fund	PIMCO CommodityRealReturn® Strategy Portfolio
SCSM PIMCO Total Return Fund	SCSM Ibbotson Conservative Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	MFS® Value Portfolio	Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio	PIMCO Emerging Markets Bond Portfolio
Sun Capital Investment Grade Bond Fund®		Franklin Income Securities Fund	Mutual Shares Securities Fund	Fidelity® Variable Insurance Products III - Mid Cap Portfolio	SCSM PIMCO High Yield Fund
Sun Capital Money Market Fund®		Invesco Van Kampen V.I. Equity and Income Fund	SCSM BlackRock Large Cap Index Fund	First Eagle Overseas Variable Fund	Sun Capital Global Real Estate Fund
Wells Fargo Variable Trust - VT Total Return Bond Fund		MFS® Total Return Portfolio	SCSM Davis Venture Value Fund	Franklin Small Cap Value Securities Fund
		SCSM Ibbotson Growth Fund	SCSM Goldman Sachs Mid Cap Value Fund	Invesco Van Kampen V.I. Mid Cap Value Fund
			SCSM Lord Abbett Growth & Income Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio
MFS® International Growth Portfolio
MFS® International Value Portfolio
MFS® Research International Portfolio
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
SCSM AllianceBernstein International Value Fund
SCSM BlackRock Small Cap Index Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM WMC Blue Chip Mid Cap Fund
SCSM WMC Large Cap Growth Fund
Templeton Growth Securities Fund
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
SCSM BlackRock International Index Fund

APPENDIX D -
CONDENSED FINANCIAL INFORMATION

The following information for Sun Life Financial Masters I Share should be read in conjunction with the Variable Account’s financial statements appearing in the Statement of Additional Information. The beginning $10.00 value for each Accumulation Unit is as of December 6, 2010, which is the date the Sub-Accounts first became available.

Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year

AllianceBernstein International Growth Portfolio	01	2010	10.0000	10.3959	0

AllianceBernstein VPS Balanced Wealth Strategy Port folio	01	2010	10.0000	10.3305	0

BlackRock Global Allocation V.I. Fund	01	2010	10.0000	10.3435	0

Columbia Marsico 21st Century Fund	01	2010	10.0000	11.2337	0

Columbia Marsico Growth Fund	01	2010	10.0000	11.0998	0

Columbia Marsico International Opportunities Fund	01	2010	10.0000	10.5286	0

Fidelity VIP Balanced Portfolio	01	2010	10.0000	10.7688	0

Fidelity VIP Contrafund Portfolio	01	2010	10.0000	10.9720	0

Fidelity VIP Freedom 2015 Portfolio	01	2010	10.0000	10.3892	0

Fidelity VIP Freedom 2020 Portfolio	01	2010	10.0000	10.4938	0

Fidelity VIP Mid Cap Portfolio	01	2010	10.0000	10.8006	0

First Eagle Overseas Variable Fund	01	2010	10.0000	10.6200	0

Franklin Income Securities Fun	01	2010	10.0000	10.3342	0

Franklin Small Cap Value Securities Fund	01	2010	10.0000	11.4271	0

Franklin Strategic Income Securities Fund	01	2010	10.0000	10.0170	0

Invesco Van Kampen V.I. Comstock Fund	01	2010	10.0000	10.8704	0

Invesco Van Kampen V.I. Equity and Income Fund	01	2010	10.0000	10.6205	0

Invesco Van Kampen V.I. Mid Cap Value Fund	01	2010	10.0000	10.9402	0

Lazard Retirement Emerging Markets Equity Port folio	01	2010	10.0000	10.1602	0

Lord Abbett Series Fund Fundamental Equity Portfolio	01	2010	10.0000	11.0092	0

Lord Abbett Series Fund Growth Opportunities Portfolio	01	2010	10.0000	11.4615	0

MFS Bond Portfolio	01	2010	10.0000	9.8815	0

MFS Core Equity Portfolio	01	2010	10.0000	10.8954	0

MFS Emerging Markets Equity Portfolio	01	2010	10.0000	10.5542	0

MFS Global Tactical Allocation Portfolio	01	2010	10.0000	10.0211	0

MFS Government Securities Portfolio	01	2010	10.0000	9.7633	0

MFS International Growth Portfolio	01	2010	10.0000	10.5449	0

MFS International Value Portfolio	01	2010	10.0000	10.4176	0

MFS Research International Portfolio	01	2010	10.0000	10.4492	0

MFS Total Return Portfolio	01	2010	10.0000	10.3597	0

MFS Utilities Portfolio	01	2010	10.0000	10.5105	0

MFS Value Portfolio	01	2010	10.0000	10.7076	0

Universal Institutional Fund Mid Cap Growth Portfolio	01	2010	10.0000	11.0735	0

Mutual Shares Securities Fund	01	2010	10.0000	10.5406	0

Oppenheimer Capital Appreciation Fund/VA	01	2010	10.0000	10.8659	0

Oppenheimer Global Securities Fund	01	2010	10.0000	10.6673	0

PIMCO Emerging Markets Bond Portfolio	01	2010	10.0000	9.6636	0

PIMCO Global Multi-Asset Portfolio	01	2010	10.0000	10.1889	0

PIMCO CommodityRealReturn Strategy Portfolio	01	2010	10.0000	10.9641	0

SC AllianceBernstein International Value Fund	01	2010	10.0000	10.2184	0

SC BlackRock Inflation Protected Bond Fund	01	2010	10.0000	9.6548	0

SC BlackRock International Index Fund	01	2010	10.0000	10.0354	0

SC BlackRock Large Cap Index Fund	01	2010	10.0000	10.8819	0

SC BlackRock Small Cap Index Fund	01	2010	10.0000	11.2056	0

SC Columbia Small Cap Value Fund	01	2010	10.0000	11.3047	0

SC Davis Venture Value Fund	01	2010	10.0000	10.8304	0

SC Goldman Sachs Mid Cap Value Fund	01	2010	10.0000	10.9133	0

SC Goldman Sachs Short Duration Fund	01	2010	10.0000	9.9351	0

SC Ibbotson Balanced Fund	01	2010	10.0000	10.3893	0

SC Ibbotson Conservative Fund	01	2010	10.0000	10.2195	0

SC Ibbotson Growth Fund	01	2010	10.0000	10.5525	0

SC Invesco Small Cap Growth Fund	01	2010	10.0000	11.2555	0

SC Lord Abbett Growth & Income Fund	01	2010	10.0000	10.9919	0

SC PIMCO High Yield Fund	01	2010	10.0000	10.0409	0

SC PIMCO Total Return Fund	01	2010	10.0000	9.7605	0

SC WMC Blue Chip Mid Cap Fund	01	2010	10.0000	11.1519	0

SC WMC Large Cap Growth Fund	01	2010	10.0000	11.1399	0

Sun Capital Global Real Estate Fund	01	2010	10.0000	10.0412	0

Sun Capital Investment Grade Bond Fund	01	2010	10.0000	9.8462	0

Sun Capital Money Market Fund	01	2010	10.0000	9.9855	0

Templeton Growth Securities Fund	01	2010	10.0000	10.4308	0

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated April 29, 2011 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7216.

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Sun Life Financial Masters I Share
Sun Life of Canada (U.S.) Variable Account F.

Name:

Address:

City:	State:	Zip Code:

Telephone:

PART B

APRIL 29, 2011

SUN LIFE FINANCIAL MASTERS® I SHARE

VARIABLE AND FIXED ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS

Sun Life Assurance Company of Canada (U.S.)	2
Advertising and Sales Literature	2
Tax Deferred Accumulation	3
Calculations	4
Example of Variable Accumulation Unit Value Calculation	4
Example of Variable Annuity Unit Calculation	4
Example of Variable Annuity Payment Calculation	4
Distribution of the Contract	4
Custodian	4
Independent Registered Public Accounting Firm	5
Financial Statements	5

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Sun Life Financial Masters® I Share (the “Contract”) issued by Sun Life Assurance Company of Canada (U.S.) (the “Company” or “Sun Life (U.S.)”) in connection with Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”) which is not included in the Prospectus dated April 29, 2011. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 752-7216.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Sun Life Financial Inc. (“Sun Life Financial”), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Global Investments Inc.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and “style box” matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Fitch and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720
THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59½, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION:

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

●	The assumed rate of earnings will be realistic.
●	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.

●	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
●	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59½ at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go “ex-dividend” during the current Valuation Period. $18.38 ÷ $18.32 = 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00001787 (the daily equivalent of the current maximum charge of 0.65% on an annual basis) gives a net investment factor of 1.00325724. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6120075 (14.5645672 x 1.00325724).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.38488877 (12.3456789 x 1.00325724 (the Net Investment Factor based on the daily equivalent of maximum annuity phase charge of 0.65% on an annual basis) x 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.38488877. The first variable annuity payment would be $865.57 (8,765.4321 x 14.5645672 x 6.78 ÷ 1,000). The number of annuity units credited would be 70.1112 ($865.57 ÷ 12.3456789) and the second variable annuity payment would be $868.32 (70.1112 x 12.38488877).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis through the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. (“Clarendon”). Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time.

Commissions will not be paid to selling agents with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.” Total commissions paid by the Variable Account to, but not retained by, Clarendon during 2008, 2009, and 2010, were approximately $17,325,528, $23,131,617, and $ , respectively.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated March 28, 2011, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph, referring to the Company changing its method of accounting and reporting for other-than-temporary impairments in 2009, and changing its method of accounting and reporting for fair value measurement of certain assets and liabilities in 2008), and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley Street, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account F that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated April 22, 2011, accompanying the financial statements expresses an unqualified opinion) and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Assurance Company of Canada (U.S.)
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting and reporting for other-than-temporary impairments as required by accounting guidance adopted in 2009.  As discussed in Note 5 to the consolidated financial statements, the Company changed its method of accounting and reporting for the fair value measurement of certain assets and liabilities in 2008.

/s/ DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 28, 2011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF OPERATIONS
(in thousands)
For the Years Ended December 31,

	2010	2009	2008

Revenues:
Premiums and annuity considerations (Note 8)	$136,175	$134,246	$122,733
Net investment income (loss) (1) (Note 7)	1,390,210	2,582,307	(1,970,368)
Net derivative loss(2) (Note 4)	(149,290)	(39,902)	(605,458)
Net realized investment gains (losses), excluding impairment losses on available-for-sale securities (Note 6)	26,951	(36,675)	3,801
Other-than-temporary impairment losses (3) (Note 4)	(885)	(4,834)	(41,864)
Fee and other income (Note 8)	511,027	385,836	449,991

Total revenues	1,914,188	3,020,978	(2,041,165)

Benefits and expenses:
Interest credited (Note 8)	401,848	385,768	531,276
Interest expense	51,789	39,780	60,285
Policyowner benefits (Note 8)	239,794	110,439	391,093
Amortization of deferred policy acquisition costs and value of business and customer renewals acquired (4)	697,102	1,024,661	(1,045,640)
Goodwill impairment	-	-	701,450
Other operating expenses (Note 8)	318,170	248,156	261,819

Total benefits and expenses	1,708,703	1,808,804	900,283

Income (loss) from continuing operations before income tax expense (benefit)	205,485	1,212,174	(2,941,448)

Income tax expense (benefit) (Note 10)	71,211	335,649	(815,943)

Net income (loss) from continuing operations	134,274	876,525	(2,125,505)

Income (loss) from discontinued operations, net of tax (Note 2)	-	104,971	(109,336)

Net income (loss)	$134,274	$981,496	$(2,234,841)

(1)
Net investment income (loss) includes an increase (decrease) in market value of trading fixed maturity securities of $674.2 million, $2,086.7 million and $(2,603.7) million for the years ended December 31, 2010, 2009 and 2008, respectively.

(2)
Net derivative loss for the year ended December 31, 2008 includes $166.1 million of income related to the Company’s adoption of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures,” which is further discussed in Note 5.

(3)
The $0.9 million and $4.8 million other-than-temporary impairment (“OTTI”) losses for years ended December 31, 2010 and 2009, respectively, represent solely credit losses.  The Company incurred no non-credit OTTI losses during the years ended December 31, 2010 and 2009 and as such, no non-credit OTTI losses were recognized in other comprehensive income for these periods.

(4)
Amortization of deferred policy acquisition costs and value of business and customer renewals acquired for the year ended December 31, 2008 includes $3.2 million of expenses related to the Company’s adoption of FASB ASC Topic 820, which is further discussed in Note 5.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED BALANCE SHEETS
(in thousands except per share data)

ASSETS	December 31, 2010	December 31, 2009
Investments
Available-for-sale fixed maturity securities, at fair value (amortized cost of $1,422,951 and $1,121,424 in 2010 and 2009, respectively) (Note 4)	$1,495,923	$1,175,516
Trading fixed maturity securities, at fair value (amortized cost of $11,710,416 and $12,042,961 in 2010 and 2009, respectively) (Note 4)	11,467,118	11,130,522
Mortgage loans (Note 4)	1,737,528	1,911,961
Derivative instruments – receivable (Note 4)	198,064	259,227
Limited partnerships	41,622	51,656
Real estate (Note 4)	214,665	202,277
Policy loans	717,408	722,590
Other invested assets	27,456	47,421
Short-term investments	832,739	1,267,311
Cash and cash equivalents	736,323	1,804,208
Total investments and cash	17,468,846	18,572,689

Accrued investment income	188,786	230,591
Deferred policy acquisition costs and sales inducement asset (Note 13)	1,682,559	2,173,642
Value of business and customer renewals acquired (Note 14)	134,985	168,845
Net deferred tax asset (Note 10)	394,297	549,764
Goodwill (Note 1)	7,299	7,299
Receivable for investments sold	5,328	12,611
Reinsurance receivable	2,347,086	2,350,207
Other assets (Note 1)	125,529	183,963
Separate account assets (Note 1)	26,880,421	23,326,323

Total assets	$49,235,136	$47,575,934

LIABILITIES

Contractholder deposit funds and other policy liabilities	$14,593,228	$16,709,589
Future contract and policy benefits	849,514	815,638
Payable for investments purchased	44,827	88,131
Accrued expenses and taxes	52,628	61,903
Debt payable to affiliates (Note 3)	783,000	883,000
Reinsurance payable	2,231,835	2,231,764
Derivative instruments – payable (Note 4)	362,023	572,910
Other liabilities	285,056	280,224
Separate account liabilities	26,880,421	23,326,323

Total liabilities	46,082,532	44,969,482

Commitments and contingencies (Note 20)

STOCKHOLDER’S EQUITY

Common stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding in 2010 and 2009	6,437	6,437
Additional paid-in capital	3,928,246	3,527,677
Accumulated other comprehensive income (Note 19)	46,553	35,244
Accumulated deficit	(828,632)	(962,906)

Total stockholder’s equity	3,152,604	2,606,452

Total liabilities and stockholder’s equity	$49,235,136	$47,575,934

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(in thousands)
For the Years Ended December 31,

	2010	2009	2008

Net income (loss)	$134,274	$981,496	$(2,234,841)

Other comprehensive income (loss):
Change in unrealized holding gains (losses) on available- for-sale securities, net of tax (1)	34,459	113,278	(84,234)
Reclassification adjustment for OTTI losses, net of tax (2)	938	202	-
Change in pension and other postretirement plan adjustments, net of tax (3)	-	10,231	(66,998)
Reclassification adjustments of net realized investment (gains) losses into net income (4)	(24,088)	3,117	25,718
Other comprehensive income (loss)	11,309	126,828	(125,514)

Comprehensive income (loss)	$145,583	$1,108,324	$(2,360,355)

(1)	Net of tax (expense) benefit of $(18.6) million, $(60.1) million and $45.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.
(2)	Represents an adjustment to OTTI losses due to the sale of other-than-temporarily impaired available-for-sale fixed maturity securities.
(3)	Net of tax (expense) benefit of $(5.5) million and $36.1 million for the years ended December 31, 2009 and 2008, respectively.
(4)	Net of tax expense (benefit) of $13.0 million, $(1.7) million and $(13.8) million for the years ended December 31, 2010, 2009 and 2008, respectively.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(in thousands)
For the Years Ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Income (1)	Retained Earnings (Accumulated Deficit)	Total Stockholder’s Equity

Balance at December 31, 2007	$6,437	$2,146,436	$(92,403)	$369,677	$2,430,147

Cumulative effect of accounting changes related to the adoption of FASB ASC Topics 715 and 825, net of tax (2)	-	-	88,033	(88,376)	(343)
Net loss	-	-	-	(2,234,841)	(2,234,841)
Tax benefit from stock options	-	806	-	-	806
Capital contribution from Parent	-	725,000	-	-	725,000
Other comprehensive loss	-	-	(125,514)	-	(125,514)

Balance at December 31, 2008	6,437	2,872,242	(129,884)	(1,953,540)	795,255

Cumulative effect of accounting changes related to the adoption of FASB ASC Topic 320, net of tax(3)	-	-	(9,138)	9,138	-
Net income	-	-	-	981,496	981,496
Tax benefit from stock options	-	185	-	-	185
Capital contribution from Parent	-	748,652	-	-	748,652
Net liabilities transferred to affiliate (Note 3)	-	1,467	47,438	-	48,905
Dividend to Parent (Notes 1, 2, and 3)	-	(94,869)	-	-	(94,869)
Other comprehensive income	-	-	126,828	-	126,828

Balance at December 31, 2009	6,437	3,527,677	35,244	(962,906)	2,606,452

Net income	-	-	-	134,274	134,274
Tax benefit from stock options	-	569	-	-	569
Capital contribution from Parent	-	400,000	-	-	400,000
Other comprehensive income	-	-	11,309	-	11,309

Balance at December 31, 2010	$6,437	$3,928,246	$46,553	$(828,632)	$3,152,604

(1)	As of December 31, 2010, the total amount of after tax non-credit OTTI losses recorded in the Company’s accumulated other comprehensive income was $8.0 million.
(2)      FASB ASC Topics 715, “Compensation-Retirement Benefits” and 825, “Financial Instruments.”
(3)      FASB ASC Topic 320, “Investments-Debt and Equity Securities.”

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the Years Ended December 31,

	2010	2009	2008

Cash Flows From Operating Activities:
Net income (loss) from operations	$134,274	$981,496	$(2,234,841)

Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net amortization of premiums on investments	30,562	(689)	29,871
Amortization of deferred policy acquisition costs, and value of business and customer renewals acquired	697,102	1,024,661	(1,045,640)
Depreciation and amortization	5,683	5,535	6,711
Net loss (gain) on derivatives	41,483	(96,041)	554,898
Net realized (gains) losses and OTTI credit losses on available-for-sale investments	(26,066)	41,509	38,063
Net (increase) decrease in fair value of trading investments	(674,223)	(2,086,740)	2,603,748
Net realized losses on trading investments	67,277	367,337	354,991
Undistributed loss (income) on private equity limited partnerships	2,339	9,207	(9,796)
Interest credited to contractholder deposits	401,848	385,768	531,276
Goodwill impairment	-	-	701,450
Deferred federal income taxes	149,377	295,608	(698,437)
Changes in assets and liabilities:
Additions to deferred policy acquisition costs, sales inducement asset and value of business and customer renewals acquired	(184,995)	(346,900)	(282,409)
Accrued investment income	41,805	36,736	18,079
Net change in reinsurance receivable/payable	129,907	209,637	216,282
Future contract and policy benefits	33,876	(125,992)	141,658
Other, net	17,031	(243,369)	149,390
Adjustments related to discontinued operations	-	(288,018)	4,315
Net cash provided by operating activities	867,280	169,745	1,079,609

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	498,087	113,478	101,757
Trading fixed maturity securities	4,170,750	2,097,054	1,808,498
Mortgage loans	249,283	143,493	294,610
Real estate	-	-	1,141
Other invested assets	(315,643)	(207,548)	692,157
Purchases of:
Available-for-sale fixed maturity securities	(771,747)	(347,139)	(129,474)
Trading fixed maturity securities	(3,946,548)	(867,310)	(2,175,143)
Mortgage loans	(101,668)	(17,518)	(58,935)
Real estate	(4,874)	(4,702)	(5,414)
Other invested assets	(64,998)	(106,277)	(122,447)
Net change in other investments	-	(183,512)	(349,964)
Net change in policy loans	5,182	6,817	(16,774)
Net change in short-term investments	434,572	(722,821)	(599,481)

Net cash provided by (used in) investing activities	$152,396	$(95,985)	$(559,469)

Continued on next page

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the Years Ended December 31,

	2010	2009	2008

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$1,217,014	$2,795,939	$2,190,099
Withdrawals from contractholder deposit funds	(3,606,335)	(3,011,499)	(3,616,458)
Repayments of debt	(100,000)	-	(122,000)
Debt proceeds	-	200,000	175,000
Capital contribution from Parent	400,000	748,652	725,000
Other, net	1,760	(27,312)	(16,814)
Net cash (used in) provided by financing activities	(2,087,561)	705,780	(665,173)

Net change in cash and cash equivalents	(1,067,885)	779,540	(145,033)

Cash and cash equivalents, beginning of year	1,804,208	1,024,668	1,169,701

Cash and cash equivalents, end of year	$736,323	$1,804,208	$1,024,668

Supplemental Cash Flow Information
Interest paid	$45,389	$47,151	$109,532
Income taxes (refunded) paid	$(107,063)	$21,144	$(113,194)

Supplemental schedule of non-cash investing and financing activities

On December 31, 2009, the Company paid a dividend of all of the issued and outstanding common stock of the Company’s wholly-owned subsidiary, Sun Life Financial (U.S.) Reinsurance Company (“Sun Life Vermont”), to the Company’s sole shareholder, Sun Life of Canada (U.S.) Holdings, Inc. (the “Parent”).  This dividend is discussed more fully in Note 2.  As a result of the dividend, the Company’s total assets decreased by $2,658.1 million and total liabilities decreased by $2,563.2 million in a non-cash transaction.

The Company did not pay any cash dividends to the Parent in 2010, 2009 and 2008.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the “Company”) is a stock life insurance company incorporated under the laws of Delaware.  The Company is a direct wholly-owned subsidiary of the Parent, which in turn is wholly-owned by Sun Life Financial Inc. (“SLF”), a reporting company under the Securities Exchange Act of 1934.  Accordingly, the Company is an indirect wholly-owned subsidiary of SLF.  SLF and its subsidiaries are collectively referred to herein as “Sun Life Financial.”

The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual universal life insurance, individual and group fixed and variable annuities, funding agreements, group life, group disability, group dental and group stop loss insurance.  These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax qualified and non-tax-qualified markets.  The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands.  In addition, the Company’s wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York (“SLNY”), is authorized to transact business in the State of New York.

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for stock life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries.  As of December 31, 2010, the Company directly or indirectly owned all of the outstanding shares of SLNY, which issues individual fixed and variable annuity contracts, group life, group disability, group dental and stop loss insurance, and individual life insurance in New York; Independence Life and Annuity Company (“INDY”), a Rhode Island life insurance company that sold variable and whole life insurance products; Clarendon Insurance Agency, Inc., a registered broker-dealer; SLF Private Placement Investment Company I, LLC; Sun Parkaire Landing LLC; 7101 France Avenue Manager, LLC; Sun MetroNorth, LLC; SLNY Private Placement Investment Company I, LLC; and SL Investment DELRE Holdings 2009-1, LLC.

On December 30, 2009, Sun Life Vermont, which was a subsidiary of the Company at the time, paid a $100 million cash dividend to the Company.  On December 31, 2009, the Company paid a dividend of all of the issued and outstanding common stock of Sun Life Vermont to the Parent.  As a result of this transaction, Sun Life Vermont is no longer the Company’s wholly-owned subsidiary and was not included in the Company’s consolidated balance sheet at December 31, 2009.  As of December 31, 2009, Sun Life Vermont’s total assets and liabilities were $2,658.1 million and $2,563.2 million, respectively.  Sun Life Vermont’s net income (loss) for the years ended December 31, 2009 and 2008 was $105.0 million and $(109.3) million, respectively.  As a result of this dividend transaction, the net income (loss) and changes in cash flows from the operating activities of Sun Life Vermont for the year ended December 31, 2009 and 2008 are presented as discontinued operations in these consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

On September 6, 2006 the Company entered into an agreement with Credit and Repackaged Securities Limited Series 2006-10 Trust (the “CARS Trust”).  Pursuant to this agreement, the Company purchased a funded note from the CARS Trust which, through a credit default swap entered into by the CARS Trust, is exposed to the credit performance of a portfolio of corporate reference entities.  The Company entered into this agreement for yield enhancement related to the fee earned on the credit default swap which adds to the return earned on the funded note.

As the sole beneficiary of the CARS Trust, the Company is required to consolidate this trust under the requirements of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 810, “Consolidation.”  As a result of the consolidation, the Company has recorded in its consolidated balance sheets a credit default swap held by the CARS Trust.  At issue, the swap had a seven year term, maturing in 2013.  Under the terms of the swap, the CARS Trust will be required to make payments to the swap counterparty upon the occurrence of a credit event, with respect to any reference entity, that is in excess of the threshold amount specified in the swap agreement.  In the event that the CARS Trust is required to make any payments under the swap, the underlying assets held by the trust would be liquidated to fund the payment.  If the disposition of these assets is insufficient to fund the payment calculated, then under the terms of the agreement, the cash settlement amount would be capped at the amount of the proceeds from the sale of the underlying assets.  During the year ended December 31, 2009 the sum of all credit events exceeded the threshold amount and the CARS Trust made cumulative payments of $17.6 million to the swap counterparty.  As of December 31, 2010, the maximum future payments of the CARS Trust could be required to make is $37.4 million.  The CARS Trust made no payment during the years ended December 31, 2010 and 2008, respectively.  At December 31, 2010 and 2009, the fair value of the credit default swap was a liability of $27.3 million and $34.3 million, respectively.  As of December 31, 2010 and 2009, the fair value of the assets held as collateral by the CARS Trust was $36.3 million and $35.3 million, respectively.  The carrying amount of this interest in a variable interest entity (“VIE”) is included in trading fixed maturity securities on the consolidated balance sheets.

To determine the nature of the Company’s interest in a VIE, it performs an assessment of each party’s interest in the VIE beyond any voting interest that it may have.  This assessment looks to sufficiency of an equity investment at risk in terms of the entity’s ability to self-finance its activities, as well as other indicators of control including the power to direct activities that impact economic performance, the obligation to absorb expected losses, and the right to receive expected returns.  The Company is deemed to control a VIE when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.  If the Company determines that it is the VIE’s primary beneficiary, the VIE must be consolidated in the Company’s consolidated financial statements.  At December 31, 2010, the Company had no variable interest in significant VIEs for which disclosure is required under FASB ASC Topic 810.

All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in consolidation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The most significant estimates are those used in determining the fair value of financial instruments, goodwill, deferred policy acquisition costs (“DAC”) including sales inducement asset (“SIA”), value of business acquired (“VOBA”), value of customer renewals acquired (“VOCRA”), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, allowance for loan loss and valuation allowance on deferred tax assets.  Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, fixed maturity securities, mortgage loans, equity securities, derivative financial instruments, debt, loan commitments and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash, cash equivalents and short-term investments are highly liquid securities.  The Company’s cash equivalents primarily include cash, commercial paper and money market investments which have an original term to maturity of less than three months.  Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition.  Cash equivalents and short-term investments are held at amortized cost, which approximates fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Fixed Maturity Securities

The Company accounts for its investments in accordance with FASB ASC Topic 320.  At the time of purchase, fixed maturity securities are classified as either trading or available-for-sale.  Securities, for which the Company has elected to measure at fair value under FASB ASC Topic 825, “Financial Instruments,” are classified as trading securities.  Although classified as trading securities, the Company’s intent is to not sell these securities in the near term.  Trading securities are carried at aggregate fair value with changes in market value reported as a component of net investment income.  Securities that do not meet the trading criterion are classified as available-for-sale.  Included with available-for-sale fixed maturity securities are forward purchase commitments on mortgage backed securities, better known as To Be Announced (“TBA”) securities.  The Company records TBA purchases on the trade date and the corresponding payable is recorded as an outstanding liability in payable for investments purchased until the settlement date of the transaction.  Available-for-sale securities that are not considered other-than-temporarily impaired are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

The Company determines the fair value of its publicly traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third party pricing services; the remaining unpriced securities are priced using one of the remaining two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as asset-backed securities (“ABS”) including collateralized debt obligations, residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are priced using a fair value model or independent broker quotations.  ABS and RMBS are priced using fair value models and independent broker quotations.  CMBS securities are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are determined using a discounted cash flow model which includes estimates that take into account credit spreads for publicly traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities also are priced using market prices or broker quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (continued)

Fixed Maturity Securities (continued)

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including estimates and assumptions, a market participant would utilize.  The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value.  In addition, on the quarterly basis, the Company performs quantitative and qualitative analysis that includes back testing of recent trades, review of key assumptions such as spreads, duration, and credit rating, and on-going review of third-party pricing services’ methodologies.  The Company performs further testing on those securities whose prices do not fall within a pre-established tolerance range.  This testing includes looking at specific market events that may affect pricing or obtaining additional information or new prices from the third-party pricing service.  Additionally, the Company makes a selection of securities from its portfolio and compares the price received from its third-party pricing services to an independent source, creates option adjusted spreads or obtains additional broker quotes to corroborate the current market price.  Historically, the Company has found no material variances between the prices received from third-party pricing sources and the results of its testing.

Please refer to Note 5 of the Company’s consolidated financial statements for further discussion of the Company’s fair value measurements.

With the adoption of the provisions of FASB ASC Topic 320, the Company recognizes an OTTI loss and records a charge to earnings for the full amount of the impairment (the difference between the current carrying amount and fair value of the security), if the Company intends to sell, or if it is more likely than not that it will be required to sell, the impaired security prior to recovery of its cost basis.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories:  credit loss and non-credit loss.  The credit loss portion is charged to net realized investment gains (losses) in the consolidated statements of operations, while the non-credit loss is charged to other comprehensive income.  When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income and not in earnings.

Prior to the Company’s adoption of the provisions of FASB ASC Topic 320 on April 1, 2009, the Company's accounting policy for impairment on available-for-sale securities required recognition of an OTTI loss through earnings when the Company anticipated that it would be unable to recover all amounts due under the contractual obligations of the security.  In addition, in the event that securities were expected to be sold before the fair value of the security recovered to amortized cost, an OTTI loss also would be recorded through earnings.

Structured securities, typically those rated single A or below, are subject to certain provisions in FASB ASC Topic 325, “Investments–Other.”  These provisions require the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that fair value is less than carrying amount and there has been an adverse change in the expected cash flows (as measured by comparing the original expected cash flows to the current expectation of cash flows, both discounted at the current effective rate), then an impairment charge is recorded to income.

Please refer to Note 4 of the Company’s consolidated financial statements for further discussion of the Company’s recognition and disclosure of OTTI loss.

The Company discontinues the accrual of income on its holdings for issuers that are in default.  The Company’s net investment income would have increased by $4.6 million and $4.3 million for the year ended December 31, 2010 and 2009, respectively, if these holdings were performing.  As of December 31, 2010 and 2009, the fair market value of holdings for issuers in default was $53.9 million and $26.0 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Mortgage Loans and Real Estate

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses.  Purchases and sales of mortgage loans are recognized or derecognized in the Company’s balance sheet on the loans’ trade dates, which are the dates that the Company commits to purchase or sell the loan.  Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s statement of operations using the effective interest method.  Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.  The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan.  The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on impaired mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed on non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied, firstly against the carrying value of the loan, then against the provision, and then to income.  The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses and write-off of specific mortgages are recorded as net realized gain or loss in the Company’s statements of operations.  Once the conditions causing impairment improve and future payments are reasonably assured, allowances are reduced and the mortgages are no longer classified as impaired.  However, the mortgage loan continues to be classified as impaired if the original terms of the contract have been restructured, resulting in the Company providing an economic concession to the borrower.

If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure.  Uncollectible collateral-dependent loans are written off through allowances for losses at the time of disposition or foreclosure.

Real estate investments are held for the production of income or are held for sale.  Real estate investments held for the production of income are carried at depreciated cost.  Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the asset.  Real estate investments held for sale are primarily acquired through foreclosure of mortgage loans.  The cost of real estate that has been acquired through foreclosure is the estimated fair value, less estimated costs to dispose at the time of foreclosure.  Real estate investments are diversified by property type and geographic area throughout the United States.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Derivative instruments

The Company uses derivative financial instruments including swaps, swaptions, options and futures as a means of hedging exposure to interest rate, currency and equity price risk.  Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income or loss.

Policy loans and other

Policy loans are carried at the amount of outstanding principal balance.  Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for by the equity method of accounting.

Realized gains and losses

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method.  Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Investment income

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial position, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When an investment is placed in non-accrual status, all interest accrued is reversed against current period interest income.  Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

The Company manages assets related to certain funds-withheld reinsurance agreements.  These assets are primarily comprised of fixed maturity securities and mortgages and are accounted for consistent with the policies described above.  Investment income on assets within funds-withheld reinsurance portfolios is included as a component of net investment income (loss) in the Company’s consolidated statements of operations.

Please refer to Note 7 of the Company’s consolidated financial statements for further discussion of the Company’s net investment income (loss).

DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCMENT ASSET

Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business.  Acquisition costs related to deposit-type contracts, primarily deferred annuity, universal life and guaranteed investment contracts (“GICs”) are deferred and amortized with interest based on the proportion of actual gross profits to the present value of all estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized and unrealized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses.

Sales inducement asset (“SIA”) represents amounts that are credited to policyholder account balances related to the enhanced or bonus crediting rates that the Company offers on certain of its annuity products.  The costs associated with offering the enhanced or bonus crediting rates are capitalized and amortized over the expected life of the related contracts in proportion to the estimated gross profits.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCMENT ASSET (CONTINUED)

Estimating future gross profit is a complex process requiring considerable judgment and the forecasting of events into the future based on historical information and actuarial assumptions.  These assumptions are subject to an annual review process and are updated on a more frequent basis if required.  Changes in any of the assumptions that serve to increase or decrease the estimated future gross profits will cause the amortization of DAC to decrease or increase, respectively, in the current period.  Assumptions affecting the computation of estimated future gross profits include, but are not limited to, recent investment and policyholder experience, expectations of future performance and policyholder behavior, changes in interest rates, capital market growth rates, and account maintenance expense.

DAC amortization is reviewed regularly and adjusted retrospectively when the Company calculates the actual profits or losses and revises its estimate of future gross profits to be realized from deposit-type contracts, including realized and unrealized gains and losses from investments.  The Company also tests its DAC and SIA asset for loss recognition on a quarterly basis.  The test is performed by comparing the GAAP liability, net of DAC and SIA, to the present value of future expected gross profits; an adjustment is required if the current GAAP liability, net of DAC and SIA, is higher than the present value of future expected gross profits.  During the years ended December 31, 2010 and 2009, the Company wrote down DAC and the SIA by $126.0 million and $326.9 million, respectively, as a result of loss recognition related to certain annuity products.  Please refer to Note 13 of the Company’s consolidated financial statements for the Company’s DAC and SIA roll-forward.

The DAC asset under GAAP cannot exceed accumulated deferrals, plus interest.  At December 31, 2009 and 2008, the Company reached the cap for its DAC asset and SIA related to certain fixed and fixed index annuity products and reported the DAC asset for these products at historical accumulated deferrals with interest.  At December 31, 2010, the Company’s SIA related to certain fixed and fixed index annuity remained at historical accumulated deferral with interest.  However, the Company’s DAC related to certain fixed and fixed index annuities was below the cap and regular amortization was recorded during the year.

Although recovery of DAC and the SIA is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of DAC and SIA considered recoverable could be reduced in the near term, however, if the future estimates of gross profits are reduced.

VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

VOBA represents the actuarially determined present value of projected future gross profits from the Keyport Life Insurance Company (“Keyport”) in-force policies on November 1, 2001, the date of the Company’s acquisition of Keyport.  Prior to December 31, 2009, the Company’s VOBA also included the present value of projected future gross profits from the in-force policies that were transferred to SLNY, based on a series of agreements between SLNY and Sun Life and Health Insurance Company (U.S.) (“SLHIC”), an affiliate, (the “SLHIC to SLNY asset transfer”).  VOBA related to Keyport is amortized in proportion to the projected emergence of profits over the estimated life of the purchased block of business; VOBA related to the SLHIC to SLNY asset transfer was amortized in proportion to the projected premium income over the period to the first renewal of the transferred business.  As of December 31, 2009, VOBA related to the SLHIC to SLNY asset transfer was fully amortized.

VOCRA represents a portion of the assets that were transferred to SLNY under the SLHIC to SLNY asset transfer.  VOCRA is the actuarially determined present value of projected future profits arising from the existing in-force business at May 31, 2007 to the next policy renewal date.  This amount is amortized in proportion to the projected premium income over the period from the first renewal date to the end of the projected life of the policies.  The Company tests its VOCRA asset for impairment on an annual basis.  During the year ended December 31, 2009, the Company determined that its VOCRA asset was impaired and recorded an impairment charge of $2.6 million.  Please refer to Note 14 of the Company’s consolidated financial statements for the Company’s combined VOBA and VOCRA roll-forward.

Although recovery of VOBA is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of VOBA considered recoverable could be reduced in the near term, however, if the future estimates of gross profits are reduced.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GOODWILL

The Company’s goodwill represents the intangible asset related to the transfer of goodwill to SLNY under the SLHIC to SLNY asset transfer.  Goodwill is allocated to the Group Protection segment  In accordance with FASB ASC Topic 350, “Intangibles–Goodwill and Other,” goodwill is tested for impairment on an annual basis.  The Company completed the required impairment tests of goodwill during the second quarter of 2010 and concluded that this asset was not impaired.

OTHER ASSETS

The Company’s other assets are comprised primarily of receivables from affiliated companies, outstanding premiums, and intangible assets.  Intangible assets consist of state insurance licenses that are not subject to amortization and the value of distribution.  The value of distribution represents the present value of projected future profits arising from sales of new business by brokers with whom SLHIC had an existing distribution relationship contract.  This amount is amortized on a straight-line basis over 25 years, representing the period over which the Company expects to earn premiums from new sales stemming from the added distribution capacity.

Prior to December 31, 2009, the Company’s other asset also included property, equipment, leasehold improvements and capitalized software costs.  As described in Note 3, effective December 31, 2009, the Company transferred certain property, equipment, leasehold improvements and capitalized software costs to Sun Life Financial (U.S.) Services Company, Inc. (“Sun Life Services”), an affiliate.  Depreciation and amortization expenses related to these assets were $1.3 million and $1.3 million for years ended December 31, 2009 and 2008, respectively.

POLICY LIABILITIES AND ACCRUALS

Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events as well as liabilities for unpaid claims due as of the statement date.  Such liabilities are established in amounts adequate to meet the estimated future obligations of in-force policies.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS (continued)

Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits (“GMDB”).  Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions.  The Company periodically reviews its policies for loss recognition based upon management’s best estimates.  During the year ended December 31, 2010, the Company recorded a $29.2 million adjustment to reserves related to loss recognition.  The Company did not record any adjustment to reserves related to loss recognition for the year ended December 31, 2009.

Reserves for GMDB and guaranteed minimum income benefits (“GMIB”) are calculated according to the methodology prescribed by the American Institute of Certified Public Accountants (“AICPA”) which is included in FASB ASC
Topic 944 “Financial Services- Insurance,” whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.

Policy reserves for universal life contracts are held for benefit coverages that are not fully provided for in the policy account value.  These include rider coverages, conversions from group policies, and benefits provided under market conduct settlements.

Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate.  In particular, for the Company’s group reported claim reserves and the mortality and morbidity tables for the early durations of claims are based exclusively on the Company’s experience, incorporating factors such as age at disability, sex and elimination period.  These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company’s future obligations.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are made.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life (“SPWL”) policies, GICs and funding agreements.  The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders.  The liabilities are not reduced by surrender charges.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with FASB ASC Topic 740, “Income Taxes.”

Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.  Valuation allowances on deferred tax assets are estimated based on the Company’s assessment of the realizability of such amounts.  Please refer to Note 10 of the Company’s consolidated financial statements for further discussion of the Company’s income taxes.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered earned revenue when due.  Premiums related to group life, group stop loss, group dental and group disability insurance are recognized as earned revenue pro-rata over the contract period.  The unexpired portion of these premiums is recorded as unearned premiums.  Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy, and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy.  For universal life-type and investment-type contracts, expenses include interest credited to policyholders’ accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing variable benefits.  Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.  Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company.  Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder.  The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.  The activity of the separate accounts is not reflected in the consolidated financial statements except for the following:

➢	The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed; and

➢
The activity related to the GMDB, GMIB, guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”), which is reflected in the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

In July 2010, the FASB issued Accounting Standard Update (“ASU”) 2010-20, “Receivables (Topic 310): Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses,” which amends FASB ASC Topic 310 to enhance disclosures and to provide financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables.  The amendments require an entity to provide a greater level of disaggregated information about the credit quality of the entity’s financing receivables and allowance for credit losses.  ASU 2010-20 also requires an entity to disclose credit quality indicators, the aging of past due information and the modification of its financing receivables.  The amendments in ASU 2010-20 that relate to disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010.  However, the disclosure about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. Comparative disclosures are required for reporting periods ending after initial adoption.  The Company adopted ASU 2010-20 on December 31, 2010.  The enhanced disclosures required by ASU 2010-20 for the period ending on December 31, 2010, are included in Note 4 of the Company’s consolidated financial statements.

In April 2010, the FASB issued ASU 2010-18, “Receivables (Topic 310): Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset – a Consensus of the FASB Emerging Issues Task Force,” which amends FASB ASC Topic 310, “Receivables.”  The amendments were made to eliminate diversity in practice in accounting for loans that undergo troubled debt restructuring for those loans that have been included in a pool of loans.  Under ASU 2010-18, debt modifications that were made for distressed loans included in a pool of loans, do not trigger the criteria needed to allow for such loans to be accounted for separately outside of the pool.  Upon initial adoption, an entity may make a one-time election to terminate accounting for loans as a pool.  The election may be made on a pool-by-pool basis and does not prevent the entity from using pool accounting for loans that will be acquired in the future.  The amendments in ASU 2010-18 are effective for the first fiscal quarter ending on or after July 15, 2010.  Early adoption is permitted.  The Company adopted ASU 2010-18 on September 30, 2010 and such adoption did not have a material impact on the Company’s consolidated financial statements.

In March 2010, the FASB issued ASU 2010-11 “Derivatives and Hedging (Topic 815): Scope Exception Related to Embedded Credit Derivatives,” which provides amendments to FASB ASC Topic 815, “Derivatives and Hedging” to clarify the embedded credit derivative scope exception included therein.  The amendments address how to determine which embedded credit derivative features are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under ASC Topic 815.  Under ASU 2010-11, only the embedded credit derivative feature created by subordination between financial instruments is not subject to the bifurcation requirements of ASC Topic 815.  However, other embedded credit derivative features would be subject to analysis for potential bifurcation even if their effects are allocated to interests in tranches of securitized financial instruments in accordance with those subordination provisions.  The following circumstances would not qualify for the scope exception and are subject to the application of ASC Topic 815 requiring the embedded derivatives to be analyzed for potential bifurcation:

➢	An embedded derivative feature relating to another type of risk (including another type of credit risk) is present in the securitized financial instrument.
➢
The holder of an interest in a tranche of securitized financial instruments is exposed to the possibility of being required to make potential future payments because the possibility of those future payments is not created by subordination.

➢	The holder owns an interest in a single-tranche securitization vehicle; therefore, the subordination of one tranche to another is not relevant.

The amendments in ASU 2010-11 are effective for the first fiscal quarter beginning after June 15, 2010.  Early adoption is permitted.  The Company adopted ASU 2010-11 on July 1, 2010 and such adoption did not have a material impact on the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (Continued)

In February 2010, the FASB issued ASU No. 2010-09 “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements” which removes the requirement for U.S. Securities and Exchange Commission (“SEC”) filers to disclose the date through which subsequent events have been evaluated.  ASU No. 2010-09 is effective upon issuance.  Events that have occurred subsequent to December 31, 2010 have been evaluated by the Company’s management in accordance with ASU No. 2010-09.

In January 2010, the FASB issued ASU 2010-06 “Fair Value Measurement and Disclosures (Topic 820) - Improving Disclosures about Fair Value Measurements,” which provides amendments to FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in order to provide more robust disclosures about the following:

➢	The different classes of assets and liabilities measured at fair value;
➢	The valuation techniques and inputs used;
➢	The transfers between Levels 1, 2, and 3; and
➢	The activity in Level 3 fair value measurements.

Certain new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 31, 2009.  Disclosures about purchases, sales, issuances and settlements in the roll-forward of activities in Level 3 are effective for fiscal years beginning after December 15, 2010.  The Company adopted ASU 2010-06 on January 1, 2010.  The enhanced disclosures required by ASU 2010-06 for the periods beginning after December 31, 2009 are included in Note 5 of the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted the provisions of FASB ASC Topic 860, “Transfers and Servicing,” which were issued in June 2009.  These provisions amend and expand disclosures about the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement in transferred financial assets.  FASB ASC Topic 860 amends previously issued derecognition accounting and disclosure guidance and eliminates the exemption from consolidation for qualifying special purpose entities (“QSPEs”); it also requires a transferor to evaluate all existing QSPEs to determine whether they must be consolidated in accordance with the provisions of FASB ASC Topic 860.  This guidance is effective for financial asset transfers occurring in fiscal years and interim periods beginning after November 15, 2009.  The adoption did not have a material impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted the provisions of FASB ASC Topic 810 which were issued in June 2009.  This guidance amends previously issued consolidation guidance which affects all entities currently within the scope of FASB ASC Topic 810, including QSPEs, as the concept of these entities was eliminated by FASB ASC Topic 860.  This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009.  The adoption did not have a material impact on the Company’s consolidated financial statements.

In August 2009, the FASB issued No. 2009-05, “Fair Value Measurements and Disclosures (Topic 820) – Measuring Liabilities at Fair Value.”  This update amends FASB ASC Topic 820 and provides clarification regarding the valuation techniques required to be used to measure the fair value of liabilities where quoted prices in active markets for identical liabilities are not available.  In addition, this update clarifies that when estimating the fair value of a liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability.  The guidance provided in ASU No. 2009-05 is effective for the first reporting period, including interim periods, beginning after issuance.  The Company adopted this guidance on October 1, 2009.  The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (Continued)

In June 2009, the FASB issued FASB ASC Topic 105, “Generally Accepted Accounting Principles.”  This guidance establishes the FASB Accounting Standards Codification as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP.  FASB ASC Topic 105 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Company adopted FASB ASC Topic 105 on September 30, 2009.

The Company adopted the provisions of FASB ASC Topic 855, “Subsequent Events,” which were issued in May 2009.  This topic requires evaluation of subsequent events through the date that the financial statements are issued or are available to be issued.  FASB ASC Topic 855 sets forth the period under which the reporting entity should evaluate the subsequent events to be recognized or disclosed, the circumstances under which the reporting entity should recognize the events or transactions that occur after the balance sheet date, and the disclosures that the reporting entity should make about the subsequent events.

The Company adopted the provisions of FASB ASC Topic 820, which were issued in April 2009.  This issuance provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability, as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FASB ASC Topic 820 also requires annual and interim disclosure of the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any during the period, and definitions of each major category for equity and debt securities, as described in FASB ASC Topic 320.  The Company adopted the above-noted aspects of FASB ASC Topic 820 on April 1, 2009; such adoption did not have a material impact on the Company’s consolidated financial statements.

The Company adopted the provisions of FASB ASC Topic 320, which were issued in April 2009.  This guidance amends the guidance for OTTI of debt securities and changes the presentation of OTTI in the financial statements.   If the Company intends to sell, or if it is more likely than not that it will be required to sell, an impaired security prior to recovery of its cost basis, the security is to be considered other-than-temporarily impaired and the full amount of impairment must be charged to earnings.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories, the portion of loss which is considered credit loss (“credit loss”) and the portion of loss which is due to other factors (“non-credit loss”).  The credit loss portion is charged to earnings, while the non-credit loss is charged to other comprehensive income.  When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income and not in earnings.  This guidance also expands and increases the frequency of existing disclosures about OTTI of debt and equity securities.  The Company adopted the above-noted aspects of FASB ASC Topic 320 on April 1, 2009.  Upon adoption, a cumulative effect adjustment, net of taxes, of $9.1 million was recorded to decrease accumulated other comprehensive income with a corresponding increase to retained earnings (accumulated deficit) for the non-credit component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.  The enhanced disclosures required by FASB ASC Topic 320 are included in Note 4 of the Company’s consolidated financial statements.

The Company adopted the provisions of FASB ASC Topic 825 which were originally issued in April 2009.  The guidance requires disclosures about the fair value of financial instruments for interim reporting periods of publicly traded companies, as well as in annual financial statements, effective for interim reporting periods ending after June 15, 2009.  The adoption of the above-noted aspects of FASB ASC Topic 825 in the quarter ended June 30, 2009 did not have an impact on the Company’s consolidated financial position or results of operations.  The required disclosures are included in Note 5 of the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (continued)

The Company adopted the provisions of FASB ASC Topic 815, “Derivatives and Hedging,” which were issued in March 2008.  This guidance amends and expands disclosures about an entity’s derivative and hedging activities with the intent to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows.  These aspects of FASB ASC Topic 815 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early adoption encouraged.  The Company adopted this guidance on January 1, 2009.  The required disclosures are included in Note 4 of the Company’s consolidated financial statements.

The Company adopted the provisions of FASB ASC Topic 805, “Business Combinations,” which were issued in December 2007.  This guidance establishes the principles and requirements for how the acquirer in a business combination (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is useful to users of financial statements in evaluating the nature and financial effects of the business combination.  Some of the significant requirements in the accounting guidance on business combinations made by FASB ASC Topic 805 include the following:

➢	Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquired entity shall be measured at their acquisition-date fair values;

➢           Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred;

➢
Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquired entity, over the fair values of the acquired identifiable net assets;

➢
Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability; and

➢           Contingent consideration shall be recognized at the acquisition date.

FASB ASC Topic 805 is effective for, and shall be applied prospectively to, business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited.  Assets and liabilities that arose from business combinations with acquisition dates prior to the effective date of this guidance shall not be adjusted upon adoption of these elements of FASB ASC Topic 805, with certain exceptions for acquired deferred tax assets and acquired income tax positions.  The Company adopted the above-noted aspects of FASB ASC Topic 805 on January 1, 2009 and will apply this guidance to future business combinations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted

In January 2011, the FASB issued ASU 2011-01, “Receivables (Topic 310): Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20,” which delays the effective date for the disclosure requirements for public entities related to troubled debt restructurings.  ASU 2011-01 applies to all public-entity creditors that modify financing receivables within the guidance given about troubled debt restructurings in ASU 2010-20. The delay is intended to allow the FASB time to complete its deliberations on the definition of a trouble debt restructuring.  Currently, it is anticipated that the new disclosure requirements for public entities regarding trouble debt restructurings as described in ASU 2010-20 will be effective for interim and annual periods ending after June 15, 2011.

In December 2010, the FASB issued ASU 2010-28 “Intangibles – Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts – a Consensus of the FASB Emerging Issues Task Force.”  The amendments of ASU 2010-28 require reporting units with zero or negative carrying amounts to perform Step 2 of goodwill impairment test if it is more likely than not that a goodwill impairment exists and to consider adverse qualitative factors when performing the impairment test.  The amendments in ASU 2010-28 are effective for interim periods and fiscal years beginning after December 15, 2010.  Early adoption is not permitted.  The Company adopted ASU 2010-28 on January 1, 2011 and does not expect the adoption to have significant impact on the Company’s consolidated financial statements.

In December 2010, the FASB issued ASU 2010-29 “Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations – a Consensus of the FASB Emerging Issues Task Force.”  The amendments of ASU 2010-29 provide guidance to clarify the acquisition date that should be used for reporting the pro forma financial information disclosures when comparative financial statements are presented.  ASU 2010-29 requires a public entity that presents comparative financial statements to disclose revenue and earnings of the combined entity as if the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The amendments also require the supplemental pro forma disclosure to include a description of the nature and amount of material, nonrecurring pro forma adjustments that are directly related to the business combination.  The amendments in ASU 2010-29 are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted ASU 2010-29 on January 1, 2011 and will apply this guidance to future business combinations.

In October 2010, the FASB issued ASU 2010-26 “Financial Services – Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts – a Consensus of the FASB Emerging Issues Task Force,” which amends FASB ASC Topic 944 to modify the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts.  The amendments specify that only incremental costs of successful contract acquisition that result directly from and are essential to the contract transactions can be capitalized as deferred acquisition costs.  The incremental direct costs are those costs that would not have been incurred by the insurance entity if the contract transactions did not occur.  The amendments in ASU 2010-26 are effective for interim periods and fiscal years beginning after December 15, 2011.  The Company will adopt ASU 2010-20 on January 1, 2012 and is assessing the impact of this adoption.

In April 2010, the FASB issued ASU 2010-15, “Financial Services – Insurance (Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments – a Consensus of the FASB Emerging Issues Task Force,” to provide guidance regarding accounting for investment funds determined to be VIE. Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer’s evaluation of its controlling interest in a VIE, unless the separate account contract holder is a related party. The guidance is effective, on a retrospective basis, for fiscal years and interim periods within those fiscal years, beginning after December 15, 2010.  The Company adopted ASU 2010-15 on January 1, 2011 and does not expect the adoption to have a significant impact to the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On December 31, 2009, the Company paid a dividend of all of Sun Life Vermont’s issued and outstanding common stock, and net assets totaling $94.9 million to the Parent.  As a result of this transaction, Sun Life Vermont is no longer the Company’s wholly-owned subsidiary and was not included in the Company’s consolidated balance sheet at December 31, 2009.  Sun Life Vermont’s assets and liabilities were as follows at December 31:

2009
Assets:
Total investments and cash	$1,602,733
Deferred policy acquisition costs	139,702
Reinsurance receivable	902,957
Other assets	12,698
Total assets	$2,658,090

Liabilities:
Contractholder deposit funds and other policy liabilities	$787,610
Future contract and policy benefits	87,830
Debt payable to affiliates	1,315,000
Net deferred tax liability	171,413
Derivative instruments - payable	19,617
Other liabilities	181,750

Total liabilities	$2,563,220

The following table represents a summary of the results of operations for Sun Life Vermont which are included in discontinued operations for the years ended December 31:

	2009	2008

Total revenues	$191,965	$29,031
Total benefits and expenses	46,304	181,407
Income (loss) before income tax expense (benefit)	145,661	(152,376)
Income tax expense (benefit)	40,690	(43,040)

Net income (loss)	$104,971	$(109,336)

The Company transferred all of Sun Life Vermont’s assets and liabilities at their carrying value to the Parent and therefore no gain or loss resulted from this dividend.  Sun Life Vermont was previously reported as component of the Individual Protection segment.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The Company has significant transactions with affiliates.  Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis and these transactions were with unrelated parties.  Below is a summary of transactions with           non-consolidated affiliates which are not included in these consolidated financial statements.

Reinsurance Related Transactions

As more fully described in Note 8 to the Company’s consolidated financial statements, the Company and its subsidiary, SLNY, are party to several reinsurance transactions with Sun Life Assurance Company of Canada (“SLOC”) and other affiliates.  Reinsurance premiums with related parties are based on market rates.

On February 11, 2009, the Company received regulatory approval and entered into a reinsurance agreement with Sun Life Reinsurance (Barbados) No. 3 Corp (“BarbCo 3”) an affiliate, to cede all of the risks associated with certain in-force corporate and bank-owned variable universal life, and private placement variable universal life policies on a combination coinsurance, coinsurance with funds-withheld, and a modified coinsurance basis.  The reinsurance agreement covered in-force policies on the effective date and new sales through December 31, 2009.  Effective January 1, 2010, the Company and BarbCo 3 amended the reinsurance agreement.  Refer to Note 8 for additional information regarding the amendment and the impact of this agreement on the Company’s consolidated financial statements.

Capital Transactions

During the years ended December 31, 2010 and 2009, the Company received capital contributions totaling $400.0 million and $748.7 million, respectively, from the Parent.  The cash contributions were recorded as additional paid-in capital and were made to ensure that the Company continues to exceed certain capital requirements prescribed by the National Association of Insurance Comissioners (“NAIC”).  The NAIC has established regulations that provide minimum capitalization requirements based on risk-based capital formulas for life insurance companies.  The risk-based capital formulas for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks, including equity, interest rate and expense recovery risks associated with variable annuities that contain death benefits or certain living benefits.

Effective December 31, 2009, the Company distributed all of Sun Life Vermont’s issued and outstanding common stock and net assets totaling $94.9 million in the form of a dividend to the Parent.  The Company did not declare or pay cash dividends to the Parent in 2010, 2009 or 2008.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Debt Transactions

On November 8, 2007, a long-term financing arrangement was established with a financial institution (the “Lender”) that enables Sun Life Vermont, a subsidiary of the Company prior to December 31, 2009, to fund a portion of its obligations under the reinsurance agreement with SLOC.  Under this arrangement, at inception of the agreement, Sun Life Vermont issued an initial floating rate surplus note of $1 billion (the “Surplus Note”) to a special-purpose entity, Structured Asset Repackage Company, 2007- SUNAXXX LLC (“SUNAXXX”), affiliated with the Lender.  Pursuant to this arrangement, Sun Life Vermont exercised its option to issue additional Surplus Notes of $200 million and $115 million in 2009 and 2008, respectively, to SUNAXXX.  At December 31, 2009 and 2008, the value of the Surplus Note was $1.3 billion and $1.1 billion, respectively.  As a result of the dividend of Sun Life Vermont, the $1.3 billion affiliated debt was not included in the Company’s consolidated balance sheets as of December 31, 2009.  Pursuant to an agreement between the Lender and the Company’s indirect parent, Sun Life Assurance Company of Canada – U.S. Operations Holdings, Inc. (“SLC - U.S. Ops Holdings”), U.S. Ops Holdings bears the ultimate obligation to repay the Lender and, as such, consolidates SUNAXXX in accordance with FASB ASC Topic 810.  Sun Life Vermont agreed to reimburse U.S. Ops Holdings for certain costs incurred in connection with the issuance of the Surplus Note.  Sun Life Vermont incurred interest expense of $21.7 million and $46.5 million for the years ended December 31, 2009 and 2008, respectively, which is included in the Company’s consolidated statements of operations as a component of income (loss) from discontinued operations, net of tax.

In 2002, the Company issued two promissory notes with a combined total of $460 million to Sun Life (Hungary) Group Financing Limited Company (“Sun Life (Hungary) LLC”), an affiliate.  The proceeds of the notes were used to purchase fixed rate government and corporate bonds.  On May 24, 2007, the Company redeemed one of the notes with a principal balance of $380 million and paid $388.7 million to Sun Life (Hungary) LLC, including $8.7 million in accrued interest.  On December 29, 2008, the Company redeemed $62.0 million of the $80 million remaining note and paid $64.3 million, including $2.3 million in accrued interest, to Sun Life (Hungary) LLC.  At December 31, 2010 and 2009, the Company had $18 million in promissory notes issued to Sun Life (Hungary) LLC.  The Company pays interest semi-annually to Sun Life (Hungary) LLC.  Related to these promissory notes, the Company incurred interest expense of $1.0 million, $1.0 million and $4.5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

On July 17, 2008, the Company issued a $60 million promissory note to Sun Life (Hungary) LLC with a maturity date of September 27, 2011.  The Company paid interest quarterly to Sun Life (Hungary) LLC.  Total interest incurred was $1.3 million for the year ended December 31, 2008.  The Company used the proceeds of the note for general corporate purposes.  On December 29, 2008, the Company redeemed the note and paid $60.8 million to Sun Life (Hungary) LLC, including $0.8 million in accrued interest.

At December 31, 2010 and 2009, the Company had $565 million of surplus notes payable to Sun Life Financial (U.S.) Finance, Inc., an affiliate.  The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2010, 2009 and 2008.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Institutional Investments Contracts

On September 12, 2006, the Company issued two floating rate funding agreements totaling $900 million to Sun Life Financial Global Funding III, L.L.C. (“LLC III”), an affiliate, due 2013.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $5.8 million to LLC III.  Total interest credited for these funding agreements was $6.2 million, $11.2 million, and $36.5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  On September 19, 2006, the Company also issued a $100 million floating rate demand note payable to LLC III.  For interest on this demand note, the Company expensed $0.7 million, $1.3 million, and $4.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has entered into an interest rate swap agreement with LLC III with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.

On May 17, 2006, the Company issued a floating rate funding agreement of $900 million to Sun Life Financial Global Funding II, L.L.C. (“LLC II”), an affiliate, due 2011.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $7.5 million to LLC II.  Total interest credited for these funding agreements was $5.4 million, $10.5 million, and $35.7 million for the years ended December 31, 2010, 2009 and 2008, respectively.  On May 24, 2006, the Company also issued a $100 million floating rate demand note payable to LLC II.  For interest on this demand note, the Company expensed $0.6 million, $1.2 million, and $4.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has entered into an interest rate swap agreement with LLC II with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.

On June 3, 2005 and June 29, 2005, the Company issued two floating rate funding agreements totaling $900 million to Sun Life Financial Global Funding, L.L.C. (“LLC”), an affiliate, due 2010.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $10 million to LLC.  On July 1 and July 8, 2010, the Company paid $900.0 million and $10.0 million, respectively, to the LLC due to the maturity of these funding agreements.  Total interest credited for these funding agreements was $2.9 million, $11.3 million and $36.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.  On June 10, 2005, the Company also issued a $100.0 million floating rate demand note payable to the LLC which matured on July 6, 2010.  On August 6, 2010, the Company paid $100.1 million to LLC, including $140 thousand in interest due to the maturity of the floating rate demand note.  For interest on this demand note, the Company expensed $0.5 million, $1.3 million and $4.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company had an interest rate swap agreement with LLC with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.  This agreement expired in July 2010 due to the maturity of the floating rate funding agreements with the LLC.

The account values related to these funding agreements issued to LLC III, LLC II and LLC are reported in the Company’s balance sheets as a component of contractholder deposits funds and other policy liabilities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following table lists the details of notes due to affiliates at December 31, 2010:

Payees	Type	Rate	Maturity	Principal	Interest Expense

Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	$ 250,000	$ 21,563
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	150,000	9,225
Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/2015	150,000	10,875
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/2015	7,500	459
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
Sun Life (Hungary) Group Financing Limited Company	Promissory	5.710%	06/30/2012	18,000	1,028
Sun Life Financial Global Funding II, L.L.C.	Demand	LIBOR + 0.26%	07/06/2011	100,000	611
Sun Life Financial Global Funding III, L.L.C.	Demand	LIBOR + 0.35%	10/06/2013	100,000	703
				$ 783,000	$ 44,925

The following table lists the details of notes due to affiliates at December 31, 2009:

Payees	Type	Rate	Maturity	Principal	Interest Expense

Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	$ 250,000	$ 21,563
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	150,000	9,225
Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/2015	150,000	10,875
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/2015	7,500	459
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
Sun Life (Hungary) Group Financing Limited Company	Promissory	5.710%	06/30/2012	18,000	1,028
Sun Life Financial Global Funding, L.L.C.	Demand	LIBOR + 0.35%	07/06/2010	100,000	1,257
Sun Life Financial Global Funding II, L.L.C.	Demand	LIBOR + 0.26%	07/06/2011	100,000	1,166
Sun Life Financial Global Funding III, L.L.C.	Demand	LIBOR + 0.35%	10/06/2013	100,000	1,257
				$ 883,000	$ 47,921

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Administrative Service Agreements, Rent and Other

Effective December 31, 2009, the Company transferred all of its employees to Sun Life Services with the exception of 28 employees who were transferred to Sun Life Financial Distributors, Inc. (“SLFD”), another affiliate.  Neither Sun Life Services nor SLFD are included in the accompanying consolidated financial statements.  Concurrent with this transaction, Sun Life Services assumed the sponsorship of the Company’s retirement plans, as discussed in Note 9 to the Company’s consolidated financial statements.  As a result of this transaction, the Company transferred to Sun Life Services the assets and liabilities, and associated deferred tax asset, summarized in the following table:

Assets:
Cash	$32,298
Property and equipment	9,545
Software and other	58,877
Deferred tax asset	25,543
Total assets	$126,263

Liabilities:
Pension liabilities	$109,512
Long term incentives	16,923
Other liabilities	48,733
Total liabilities	$175,168

In accordance with FASB ASC Topic 845, “Nonmonetary Transactions,” all assets and liabilities were transferred at book value and no gain or loss was recognized in the Company’s consolidated statement of operations.  The difference between the book value of the transferred assets and liabilities of $48.9 million, net of tax, was recorded by the Company as other comprehensive income and paid-in-capital.  Prior to the transfer, this difference between the book value of the transferred assets and liabilities was recorded in the Company’s consolidated balance sheet as a component of accumulated other comprehensive income.

Pursuant to an administrative services agreement between the Company and Sun Life Services which was effective December 31, 2009, Sun Life Services provides human resources services (e.g., recruiting and maintaining appropriately trained and qualified personnel and equipment necessary for the performance of actuarial, financial, legal, administrative and other operational support functions) to the Company.  The Company reimburses Sun Life Services for the cost of such services, plus, with respect to certain of those services, pays an arms-length based profit margin to be agreed upon by the parties.  Total payments under this agreement were $117.6 million for the year ended December 31, 2010.

As described in Note 9, the Company participates in a pension plan and other retirement plans sponsored by Sun Life Services.

The transfer of fixed assets from the Company to Sun Life Services discussed above, along with the administrative services agreement, resulted in a sale-leaseback transaction.  The Company recorded a deposit liability for $17.1 million which represents the cost of certain of the assets transferred.  The Company will amortize the liability over the remaining useful life of the assets that were sold, which was estimated to be seven years.  As of December 31, 2010, the remaining deposit liability was $14.3 million.

Effective December 31, 2009, Sun Life Services and SLOC entered into an administrative services agreement under which Sun Life Services provides to SLOC, as requested, personnel and certain services.  Prior to December 31, 2009, the Company had an administrative services agreement with SLOC under which the Company provided personnel and certain services to SLOC, as requested.  Pursuant to the agreement with SLOC, the Company recorded reimbursements of $336.0 million and $316.7 million for the years ended December 31, 2009 and 2008, respectively, as a reduction to other operating expenses.  Effective December 31, 2009, the Company no longer provides personnel services to SLOC and SLOC no longer reimburses the Company for such services.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Administrative Service Agreements, Rent and Other (continued)

The Company has administrative services agreements with SLOC under which SLOC provides, as requested, certain services and facilities on a cost-reimbursement basis.  Pursuant to the agreements with SLOC, the Company recorded expenses of $13.0 million, $8.9 million and $9.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has an administrative services agreement with Sun Life Information Services Canada, Inc. (“SLISC”), under which SLISC provides administrative and support services to the Company in connection with the Company’s insurance and annuity businesses.  Expenses under this agreement amounted to approximately $18.0 million, $15.5 million and $17.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has a service agreement with Sun Life Information Services Ireland Limited (“SLISIL”), under which SLISIL provides various insurance related and information systems services to the Company.  Expenses under this agreement amounted to approximately $23.5 million, $24.2 million and $24.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has an administrative services agreement with SLC – U.S. Ops Holdings, under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which an affiliate, Massachusetts Financial Services Company (“MFS”), serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with the variable annuity contracts issued by the Company.  Amounts received under this agreement were approximately $13.0 million, $8.9 million and $17.2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has an administrative services agreement with Sun Capital Advisers LLC (“SCA”), a registered investment adviser, under which the Company provides administrative services with respect to certain open-end management investment companies for which SCA serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with the variable contracts issued by the Company.  Amounts received under this agreement amounted to approximately $13.0 million, $4.3 million and $2.1 million for the years ended December 31, 2010, 2009 and 2008, respectively. The Company paid $21.4 million, $18.2 million and $18.6 million for the years ended December 31, 2010, 2009 and 2008, respectively, in investment management services fees to SCA.

During the years ended December 31, 2010, 2009 and 2008, the Company paid $41.4 million, $45.4 million and $23.7 million, respectively, in distribution fees to SLFD.

The Company leases office space to SLOC under lease agreements with terms expiring on December 31, 2014 and options to extend the terms for each of twelve successive five-year terms at fair market rental value, not to exceed 125% of the fixed rent for the term which is then ending.  Rent received by the Company under the leases amounted to approximately $12.1 million, $10.1 million, and $10.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.  Rental income is reported as a component of net investment income.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Administrative service agreements, rent and other (continued)

During the year ended December 31, 2009, the Company sold certain limited partnership investments to SLOC with a book value of $16.9 million and a fair market value of $22.4 million.  The Company recorded a pre-tax gain on the sales of $5.5 million for the year ended December 31, 2009.  During the year ended December 31, 2008, the Company sold certain limited partnership investments to SLOC with a book value and fair market value of $87.2 million.

During the year ended December 31, 2009, the Company purchased $395.7 million of available-for-sale fixed-rate bonds from Sun Life Investments LLC at fair value.  The Company paid cash for the bonds.

During the year ended December 31, 2010, the Company sold mortgage loans to SLOC with a book value of $85.6 million and a fair market value of $93.4 million and recognized a pre-tax gain of $7.8 million as a result. During the year ended December 31, 2010, the Company also purchased $52.2 million of mortgage loans from SLOC at fair value.  During the year ended December 31, 2008, the Company sold mortgages to SLOC with a book value and a fair market value of $150.2 million.  The Company did not purchase or sell any mortgage loan from SLOC during the year ended December 31, 2009.

In 2004, employees of the Company became participants in a restricted share unit (“RSU”) plan with the Company’s indirect parent, SLF.  Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant.  RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock.  The redemption value, upon vesting, is the fair market value of an equal number of common shares of SLF stock.  The Company incurred expenses of $9.6 million, $7.9 million and $5.9 million relating to RSUs for the years ended December 31, 2010, 2009 and 2008, respectively.

SLNY has a series of agreements with SLHIC, through which substantially all of the New York issued business of SLHIC was transferred to SLNY.  As part of these agreements, SLNY received certain intangible assets totaling $31.3 million.  These assets included the value of distribution acquired, VOBA, and VOCRA.  The value of distribution acquired of $7.5 million is being amortized on a straight-line basis over its projected economic life of 25 years.  The amortization expense for the value of distribution acquired was $0.3 million for each of the years ended December 31, 2010, 2009 and 2008.

VOBA of $7.6 million is subject to amortization based upon expected premium income over the period from acquisition to the first customer renewal, generally not more than two years.  VOBA was fully amortized as of December 31, 2009.  VOCRA of $16.2 million is subject to amortization based upon expected premium income over the projected life of the in-force business acquired, which is 20 years.  The Company recorded amortization for VOBA and VOCRA for the years ended December 31 as follows:

	2010	2009	2008

VOBA	$-	$913	$782
VOCRA	$1,327	$4,063	$4,627

At December 31, 2009, the Company determined that the VOCRA asset was impaired and recorded an impairment charge of $2.6 million included in VOCRA amortization expense.  The impairment charge was allocated to the Group Protection segment.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS

FIXED MATURITY SECURITIES

The amortized cost and fair value of fixed maturity securities held at December 31, 2010, were as follows:

Available-for-sale fixed maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Temporary Losses	OTTI Losses(1)	Fair Value
Non-corporate securities:
Asset-backed securities	$ 694	$ 27	$ (6)	$ -	$ 715
Residential mortgage-backed securities	32,263	2,351	-	-	34,614
Commercial mortgage-backed securities	15,952	522	(1,424)	-	15,050
Foreign government & agency securities	506	57	-	-	563
U.S. states and political subdivision securities	217	-	(3)	-	214
U.S. treasury and agency securities	371,704	4,500	(971)	-	375,233
Total non-corporate securities	421,336	7,457	(2,404)	-	426,389

Corporate securities	1,001,615	82,490	(2,267)	(12,304)	1,069,534

Total available-for-sale fixed maturity securities	$ 1,422,951	$ 89,947	$ (4,671)	$ (12,304)	$ 1,495,923

Trading fixed maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Non-corporate securities:
Asset-backed securities	$ 544,106	$ 10,104	$ (142,230)	$ 411,980
Residential mortgage-backed securities	1,184,184	17,259	(278,650)	922,793
Commercial mortgage-backed securities	917,650	42,368	(140,823)	819,195
Foreign government & agency securities	122,537	8,239	-	130,776
U.S. states and political subdivision securities	605	8	-	613
U.S. treasury and agency securities	745,460	3,037	(878)	747,619
Total non-corporate securities	3,514,542	81,015	(562,581)	3,032,976

Corporate securities	8,195,874	368,893	(130,625)	8,434,142

Total trading fixed maturity securities	$ 11,710,416	$ 449,908	$ (693,206)	$ 11,467,118

(1)	Represents the pre-tax non-credit OTTI loss recorded as a component of accumulated other comprehensive income (“AOCI”) for assets still held at the reporting date.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

FIXED MATURITY SECURITIES (CONTINUED)

The amortized cost and fair value of fixed maturity securities held at December 31, 2009, were as follows:

Available-for-sale fixed maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Temporary Losses	OTTI Losses(1)	Fair Value
Non-corporate securities:
Asset-backed securities	$ 966	$ 42	$ (19)	$ -	$ 989
Residential mortgage-backed securities	45,531	2,170	-	-	47,701
Commercial mortgage-backed securities	18,566	114	(2,600)	-	16,080
Foreign government & agency securities	728	39	(7)	-	760
U.S. treasury and agency securities	38,063	1,156	(88)	-	39,131
Total non-corporate securities	103,854	3,521	(2,714)	-	104,661

Corporate securities	1,017,570	86,026	(18,993)	(13,748)	1,070,855

Total available-for-sale fixed maturity securities	$ 1,121,424	$ 89,547	$ (21,707)	$ (13,748)	$ 1,175,516

Trading fixed maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Non-corporate securities:
Asset-backed securities	$ 658,864	$ 6,766	$ (198,367)	$ 467,263
Collateralized mortgage obligations	-	-	-	-
Residential mortgage-backed securities	1,437,147	13,051	(409,307)	1,040,891
Commercial mortgage-backed securities	972,971	23,199	(357,241)	638,929
Foreign government & agency securities	76,971	6,277	-	83,248
U.S. treasury and agency securities	525,758	14,122	(2,350)	537,530
Total non-corporate securities	3,671,711	63,415	(967,265)	2,767,861

Corporate securities	8,371,250	300,777	(309,366)	8,362,661

Total trading fixed maturity securities	$ 12,042,961	$ 364,192	$ (1,276,631)	$ 11,130,522

(1) Represents the pre-tax non-credit OTTI loss recorded as a component of AOCI for assets still held at the reporting date.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

FIXED MATURITY SECURITIES (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity securities held at December 31, 2010 are shown below.  Actual maturities may differ from contractual maturities on structured securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$ 30,952	$ 31,587
Due after one year through five years	659,829	708,996
Due after five years through ten years	100,916	108,069
Due after ten years	582,345	596,892
Subtotal – Maturities of available-for-sale fixed securities	1,374,042	1,445,544
ABS, RMBS and CMBS securities (1)	48,909	50,379
Total available-for-sale fixed securities	$ 1,422,951	$ 1,495,923

Maturities of trading fixed securities:
Due in one year or less	$ 1,261,177	$ 1,264,869
Due after one year through five years	4,388,274	4,566,185
Due after five years through ten years	1,907,089	2,003,614
Due after ten years	1,507,936	1,478,482
Subtotal – Maturities of trading fixed securities	9,064,476	9,313,150
ABS, RMBS and CMBS securities (1)	2,645,940	2,153,968
Total trading fixed securities	$ 11,710,416	$ 11,467,118

(1)	ABS, RMBS and CMBS securities are shown separately in the table as they are not due at a single maturity.

Gross gains of $172.6 million, $50.0 million and $14.0 million and gross losses of $40.9 million, $57.5 million and $161.2 million were realized on the sale of fixed maturity securities for the years ended December 31, 2010, 2009 and 2008, respectively.

Fixed maturity securities with an amortized cost of approximately $12.3 million and $12.4 million at December 31, 2010 and 2009, respectively, were on deposit with federal and state governmental authorities, as required by law.

As of December 31, 2010 and 2009, 92.4% and 91.1%, respectively, of the Company's fixed maturity securities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized statistical rating organizations.  Securities that are not rated by a nationally recognized statistical rating organization are assigned ratings based on the Company's internally prepared credit evaluations.  During 2010, 2009 and 2008, the Company incurred realized losses totaling $0.9 million, $4.8 million and $41.9 million, respectively, for other-than-temporary impairment of value on its available-for-sale fixed maturity securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

FIXED MATURITY SECURITIES (CONTINUED)

Unrealized Losses

The following table shows the fair value and gross unrealized losses, which includes temporary unrealized losses and the portion of non-credit OTTI losses recognized in AOCI, of the Company’s available-for-sale fixed maturity investments, aggregated by investment category and length of time that the individual securities had been in an unrealized loss position at December 31, 2010.

	Less Than Twelve Months		Twelve Months Or More		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Non-corporate securities:
Asset-backed securities	$ -	$ -	$ 11	$ (6)	$ 11	$ (6)
Residential mortgage-backed securities	26	-	-	-	26	-
Commercial mortgage-backed securities	-	-	2,534	(1,424)	2,534	(1,424)
Foreign government & agency securities	-	-	-	-	-	-
U.S. States and political subdivision securities	214	(3)	-	-	214	(3)
U.S. treasury and agency securities	23,636	(971)	-	-	23,636	(971)
Total non-corporate securities	23,876	(974)	2,545	(1,430)	26,421	(2,404)

Corporate securities	187,916	(5,211)	91,154	(9,360)	279,070	(14,571)

Total	$ 211,792	$ (6,185)	$ 93,699	$ (10,790)	$ 305,491	$ (16,975)

The following table shows the fair value and gross unrealized losses, which includes temporary unrealized losses and the portion of non-credit OTTI losses recognized in AOCI, of the Company’s available-for-sale fixed maturity investments, aggregated by investment category and length of time that the individual securities had been in an unrealized loss position at December 31, 2009.

	Less Than Twelve Months		Twelve Months Or More		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Non-corporate securities:
Asset-backed securities	$ -	$ -	$ 37	$ (19)	$ 37	$ (19)
Commercial mortgage-backed securities	499	(1)	6,597	(2,599)	7,096	(2,600)
Foreign government & agency securities	-	-	212	(7)	212	(7)
U.S. treasury and agency securities	16,942	(88)	-	-	16,942	(88)
Total non-corporate securities	17,441	(89)	6,846	(2,625)	24,287	(2,714)

Corporate securities	83,967	(6,208)	183,430	(26,533)	267,397	(32,741)

Total	$ 101,408	$ (6,297)	$ 190,276	$ (29,158)	$ 291,684	$ (35,455)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

UNREALIZED LOSSES (CONTINUED)

The following table provides the number of securities of the Company’s available-for-sale fixed maturity securities with gross unrealized losses and a portion of non-credit OTTI losses recognized in AOCI aggregated by investment category, at December 31, 2010 (not in thousands):

	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities

Non-corporate securities:
Asset-backed securities	-	1	1
Residential mortgage-backed securities	1	-	1
Commercial mortgage-backed securities	-	5	5
Foreign government & agency securities	-	-	-
U.S. States and political subdivision securities	1	-	1
U.S. treasury and agency securities	2	-	2
Total non-corporate securities	4	6	10

Corporate securities	72	35	107

Total	76	41	117

The following table provides the number of securities of the Company’s available-for-sale fixed maturity securities with gross unrealized losses and a portion of non-credit OTTI losses recognized in AOCI aggregated by investment category at December 31, 2009 (not in thousands):

	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities

Non-corporate securities:
Asset-backed securities	-	1	1
Commercial mortgage-backed securities	1	8	9
Foreign government & agency securities	-	1	1
U.S. treasury and agency securities	2	-	2
Total non-corporate securities	3	10	13

Corporate securities	41	86	127

Total	44	96	140

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

OTHER-THAN-TEMPORARY IMPAIRMENT

Beginning on April 1, 2009, the Company presents and discloses OTTI in accordance with FASB ASC Topic 320.  Securities whose fair value is less than their carrying amount are considered to be impaired and are evaluated for potential OTTI.  If the Company intends to sell, or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is considered other-than-temporarily impaired and the Company records a charge to earnings for the full amount of impairment based on the difference between the current carrying amount and fair value of the security.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories:  credit loss and non-credit loss.  The credit loss portion is charged to net realized investment gains (losses) in the consolidated statements of operations, while the non-credit loss is charged to other comprehensive income.  When an unrealized loss on an available-for-sale fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income and not in earnings.

To compute the credit loss component of OTTI for corporate bonds on the date of transition (April 1, 2009), both historical default (by rating) data, used as a proxy for the probability of default, and loss given default (by issuer) projections were applied to the par amount of the bond.  For corporate bonds post-transition, the present value of future cash flows using the book yield is used to determine the credit component of OTTI.  If the present value of the cash flow is less than the security’s amortized cost, the difference is recorded as a credit loss.  The difference between the estimates of the credit related loss and the overall OTTI is the non-credit-related component.

As a result of the adoption of FASB ASC Topic 320, a cumulative effect adjustment, net of tax, of $9.1 million was recorded to decrease accumulated other comprehensive income with a corresponding increase to retained earnings (accumulated deficit) for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

For those securities where the Company does not have the intent to sell and it is not more likely than not that the Company will be required to sell, the Company employs a portfolio monitoring process to identify securities that are other-than-temporarily impaired.  The Company utilizes a Credit Committee, comprised of investment and finance professionals, which meets at least quarterly to review individual issues or issuers that are of concern.  In determining whether a security is other-than-temporarily-impaired, the Credit Committee considers the factors described below.  The process involves a quarterly screening of all impaired securities.

Discrete credit events, such as a ratings downgrade, also are used to identify securities that may be other-than-temporarily impaired.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.  In making these evaluations, the Credit Committee exercises considerable judgment.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  No OTTI charge is recorded in the Company’s consolidated statements of operations for unrealized loss on securities related to these issuers.

“Watch List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.  No OTTI charge is recorded in the Company’s consolidated statements of operations for unrealized losses on securities related to these issuers.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

OTHER-THAN-TEMPORARY IMPAIRMENT (CONTINUED)

“Impaired List”- This list includes securities that the Company has the intent to sell or more likely than not will be required to sell.  In addition, it includes those securities that management has concluded that the Company’s amortized cost will not be recovered due to expected delays or shortfalls in contractually specified cash flows.  For these investments, an OTTI charge is recorded or the security is sold and a realized loss is recorded as a charge to income.  Credit OTTI losses are recorded in the Company’s consolidated statement of operations and non-credit OTTI losses are recorded in other comprehensive income.

Structured securities, those rated single A or below in particular, are subject to certain provisions in FASB ASC Topic 325, “Investments–Other.”  These provisions require the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that the fair value is less than the carrying amount and there has been an adverse change in the expected cash flows (as measured by comparing the original expected cash flows to the current expectation of cash flows, both discounted at the current effective rate), then an impairment charge is recorded to income.  Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.  Losses incurred on the respective portfolios are based on expected loss models, not incurred loss models.  Expected cash flows include assumptions about key systematic risks and loan-specific information.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for OTTI.

For securities that are assessed to have incurred a credit loss, the amount of credit loss is calculated based upon the cash flows that the Company expects to collect given an assessment of the relevant facts and circumstances for the issuer and specific bond issue.  Such factors include the financial condition, credit quality, and the near-term prospects of the issuer, as well as the issuer's relative liquidity, among other factors.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

OTHER-THAN-TEMPORARY IMPAIRMENT (CONTINUED)

The Company recorded credit OTTI losses in its consolidated statement of operations totaling $0.9 million and $4.8 million for the year ended December 31, 2010 and 2009, respectively on its available-for-sale fixed maturity securities.  The $0.9 million credit loss OTTI recorded during the year ended December 31, 2010 was concentrated in corporate debt of a foreign issuer.  This impairment was driven primarily by the adverse financial condition of the foreign issuer.  The $4.8 million credit loss OTTI recorded during the year ended December 31, 2009 was concentrated in corporate debt of financial institutions.  These impairments also were driven primarily by the adverse financial conditions of the issuers.

The following tables roll-forward the amount of credit losses recognized in earnings on debt securities, for which a portion of the OTTI also was recognized in other comprehensive income:

Year ended December 31, 2010

Beginning balance, at January 1, 2010	$9,148
Add: Credit losses remaining in accumulated deficit related to the adoption of FASB ASC Topic 320	-
Add: Credit losses on OTTI not previously recognized	885
Less: Credit losses on securities sold	(2,528)
Less: Credit losses on securities impaired due to intent to sell	-
Add: Credit losses on previously impaired securities	-
Less: Increases in cash flows expected on previously impaired securities	(1,658)
Ending balance, at December 31, 2010	$5,847

Nine-month Period Ended December 31, 2009

Beginning balance, at April 1, 2009, prior to the adoption of FASB ASC Topic 320	$-
Add: Credit losses remaining in accumulated deficit related to the adoption of FASB ASC Topic 320	27,805
Add: Credit losses on OTTI not previously recognized	4,834
Less: Credit losses on securities sold	(22,377)
Less: Credit losses on securities impaired due to intent to sell	-
Add: Credit losses on previously impaired securities	-
Less: Increases in cash flows expected on previously impaired securities	(1,114)
Ending balance, at December 31, 2009	$9,148

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

The carrying value of mortgage loans and real estate investments, net of applicable allowances and accumulated depreciation, was as follows:

	December 31,
	2010	2009

Total mortgage loans	$ 1,737,528	$ 1,911,961

Real estate:
Held for production of income	214,665	202,277
Total real estate	$ 214,665	$ 202,277

Total mortgage loans and real estate	$ 1,952,193	$ 2,114,238

Accumulated depreciation on real estate was $45.6 million and $40.6 million at December 31, 2010 and 2009, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan.  The specific allowance for loan loss was $30.1 million and $17.3 million at December 31, 2010 and 2009, respectively.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  The general allowance for loan loss was $23.7 million and $25.5 million at December 31, 2010 and 2009, respectively.  While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Delinquency status is determined based upon the occurrence of a missed contract payment.  The following table set forth an age analysis of past due loans in the Company’s mortgage loan portfolio at December 31.

	Gross Carrying Value
	2010	2009

Past due:
Between 30 and 59 days	$ 16,607	$ 38,434
Between 60 and 89 days	12,333	8,704
90 days or more	19,310	4,300
Total past due	48,250	51,438
Current (1)	1,743,060	1,903,305
Balance, at December 31	$ 1,791,310	$ 1,954,743
Past due more than 90 days with total accrued interest	$ -	$ -

The Company’s allowance for mortgage loan losses at December 31 was as follow:

	Allowance for Loan Loss
	2010	2009

General allowance	$ 23,662	$ 25,500
Specific allowance	30,120	17,282
Total	$ 53,782	$ 42,782

(1)
Included in the $1,743.1 million and $1,903.3 million of the Company’s mortgage loans in current status at December 31, 2010 and 2009, are $165.6 million and $191.4 million, respectively, of mortgage loans that are impaired but not past due.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

The Company individually evaluates all its mortgage loans for impairment and records a specific provision for those deemed impaired.  The Company also collectively evaluates most of its mortgage loans (excluding those for which a specific allowance was recorded) for impairment.  At December 31, 2010, the Company individually and collectively evaluated loans with a gross carrying value of $1,791.3 million and $1,706.0 million, respectively.

The credit quality indicator for the Company’s mortgage loans is an internal risk rated measure based on the borrowers’ ability to pay and the value of the underlying collateral.  The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected.  The following table shows the gross carrying value of the Company’s mortgage loans disaggregated by credit quality indicator at December 31, 2010.

2010
Insured	$ -
High	394,288
Standard	544,243
Satisfactory	333,086
Low quality	519,693
Total	$ 1,791,310

The following table shows the gross carrying value of impaired mortgage loans and related allowances at December 31, 2010:

	With no allowance recorded	With an allowance recorded	Total
Gross carrying value	$ 119,323	$ 85,281	$ 204,604
Unpaid principal balance	120,417	88,625	209,042
Related allowance	-	30,120	30,120
Average recorded investment	113,701	86,575	200,276
Interest income recognized	$ 5,899	$ -	$ 5,899

Included in the $204.6 million and $215.9 million of impaired mortgage loans at December 31, 2010 and 2009, are $119.3 million and $134.9 million, respectively, of impaired loans that did not have an allowance for loan loss because the fair value of the collateral or the expected future cash flows exceed the carrying value of the loans.

The average investment in impaired mortgage loans before an allowance for loan loss, the related interest income and cash receipts for interest on impaired mortgage loans were as follows, for the years ended December 31:

	2010	2009	2008

Average investment	$200,276	$121,500	$11,963
Interest income	$5,899	$897	$-
Cash receipts on interest	$5,899	$897	$-

The gross carrying value of the Company’s mortgage loans on nonaccrual status was $114.7 million at December 31, 2010.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

The activity in the allowance for loan loss was as follows:

	2010	2009	2008

Balance at January 1	$42,782	$3,000	$3,288
Provisions for allowance	26,742	40,050	3,000
Charge-offs	(6,892)	-	-
Recoveries	(8,850)	(268)	(3,288)
Balance at December 31	$53,782	$42,782	$3,000

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

	2010	2009
Property Type:
Office building	$ 599,930	$ 638,603
Retail	748,345	808,125
Industrial/warehouse	242,413	241,627
Apartment	54,364	100,435
Other	360,923	368,230
Allowance for loan losses	(53,782)	(42,782)
Total	$ 1,952,193	$ 2,114,238

	2010	2009
Geographic region:
Arizona	$ 46,968	$ 53,470
California	85,853	114,196
Florida	200,056	217,614
Georgia	69,173	57,861
Maryland	44,923	46,412
Massachusetts	112,128	116,025
Missouri	52,218	58,523
New York	247,154	305,810
Ohio	125,454	135,088
Pennsylvania	98,251	110,758
Texas	303,336	325,234
Washington	65,708	52,353
Other (1)	554,753	563,676
Allowance for loan losses	(53,782)	(42,782)
Total	$ 1,952,193	$ 2,114,238

(1)	Includes the states in which the value of the Company’s mortgage loans and real estate investments was below $50 million at December 31, 2010 and 2009, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

At December 31, 2010, scheduled mortgage loan maturities were as follows:

2011	$ 110,273
2012	77,521
2013	135,745
2014	163,227
2015	183,253
Thereafter	1,091,171
General allowance	(23,662)
Total	$ 1,737,528

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made funding commitments of mortgage loans on real estate into the future.  The outstanding funding commitments for these mortgages amount to $0.6 million and $51.0 million at December 31, 2010 and 2009, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

LEVERAGED LEASES AND LIMITED PARTNERSHIPS

The Company was an owner participant in a trust that is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased through a VIE for a term of 9.78 years.  The master lessee had the option to purchase the equipment at the expiration of the lease term.  The Company's equity investment in this VIE represented 8.33% of the partnership that provided 22.9% of the purchase price of the equipment.  The Company did not have the ability to direct the activities that most significantly impact the economic performance of the VIE nor the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.  Therefore, the Company did not consolidate this trust in its consolidated financial statements.  The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and was non-recourse to the Company.  The leveraged lease investment was included as a part of other invested assets in the Company’s consolidated balance sheet at December 31, 2009.

On June 1, 2010, the master lessee elected to exercise a fixed price purchase option to purchase the equipment and the Company received $22.6 million in cash for its investment in the VIE and realized a $3.4 million gain in its consolidated statement of operations.

The Company had no leveraged lease investments at December 31, 2010.  The Company's net investment in the leveraged lease at December 31, 2009 was composed of the following elements:

Lease contract receivable	$ 1,247
Less: non-recourse debt	-
Net receivable	1,247
Estimated value of leased assets	20,795
Less: Unearned and deferred income	(731)
Investment in leveraged leases	21,311
Less: Fees	(12)
Net investment in leveraged leases	$ 21,299

The Company had outstanding commitments with respect to funding of limited partnerships of approximately $12.6 million and $12.8 million at December 31, 2010 and 2009, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, foreign currency exchange rates, equity market conditions, and to alter exposure arising from mismatches between assets and liabilities.  Derivative instruments are recorded in the consolidated balance sheets at fair value and are presented as assets or liabilities.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of FASB ASC Topic 815, is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of net derivative income or loss.

Credit enhancement such as collateral is used to improve the credit risk of longer term derivative contracts.

It is common, and the Company’s preferred practice, for the parties to execute a Credit Support Annex (“CSA”) in conjunction with the International Swaps and Derivatives Association Master Agreement. Under a CSA, collateral is passed between the parties to mitigate the market contingent counterparty risk inherent in outstanding positions.

The primary types of derivatives held by the Company include swap agreements, swaptions, futures, call/put options and embedded derivatives, as described below.

Swap Agreements

As a component of its investment strategy, the Company utilizes swap agreements.  Swap agreements are agreements to exchange with a counterparty a series of cash flow payments at pre-determined intervals, based upon or calculated by reference to changes in specified interest rates (fixed or floating), foreign currency exchange rates, or prices on an underlying principal balance (notional).  Typically, no cash is exchanged at the outset of the contract and no principal payments are made by either party, except on certain foreign currency exchange swaps.  A single net payment is usually made by one counterparty at pre-determined dates.  The net payment is recorded as a component of net derivative (loss) income in the Company’s consolidated statement of operations.

Interest rate swaps are generally used to change the character of cash flows (e.g., fixed payments to floating rate payments) for duration matching purposes and to manage exposures to changes in the risk-free interest rate.

Foreign currency swaps are utilized as an economic hedge against changes in foreign currencies associated with certain non-U.S. dollar denominated cash flows.  From 2000 through 2002, and again in 2005, the Company marketed GICs to unrelated third parties.  Each GIC transaction is highly-individualized, but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of the currency swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

On September 6, 2006, the Company entered into an agreement with the CARS Trust whereby the Company is the sole beneficiary of the CARS Trust.  Please refer to Note 1 of the Company’s consolidated financial statements for additional information regarding the CARS Trust.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (CONTINUED)

Swaptions

The Company utilizes payer swaptions to hedge exposure to interest rate risk.  Swaptions give the buyer the option to enter into an interest rate swap per the terms of the original swaption agreement.  A premium is paid on settlement date and no further cash transactions occur until the positions settle or expire.  At expiration, the swaption either cash settles for value, settles into an interest rate swap, or expires worthless per the terms of the original swaption agreement.

Futures

Futures contracts, both long and short, are entered into for purposes of hedging liabilities on fixed index and variable annuity products containing guaranteed minimum death benefit and living benefit features, with cash flows based on changes in equity indices.  Certain futures are also utilized to hedge interest rate risk associated with these products.  On the trade date, an initial cash margin is exchanged.  Daily cash is exchanged to settle the daily variation margin.

Call/Put Options

In addition to short futures, the Company also utilizes over-the-counter (“OTC”) put options on major indices to hedge against stock market exposure inherent in the guaranteed minimum death benefit and living benefit features of the Company's variable annuities.  Unlike futures, however, these options require initial cash outlays.  The Company also purchases OTC call options on major indices to economically hedge its obligations under certain fixed annuity contracts, as well as enhance income on the underlying assets.  On the trade date, an initial cash margin is exchanged for listed options.  Daily cash is exchanged to settle the daily variation margin.

Foreign Currency Contracts

A foreign currency contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement at a specified future date.  Foreign currency contracts are utilized as an economic hedge against changes in foreign currencies associated with certain non-U.S. dollar denominated cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (CONTINUED)

Embedded Derivatives

The Company performs a quarterly analysis of its new contracts, agreements and financial instruments for embedded derivatives.  No embedded derivatives required bifurcation from financial assets.  However, the Company issues certain annuity contracts and enters into reinsurance agreements that contain derivatives embedded in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or reinsurance agreement) and is carried at fair value.  Please refer to Note 8 of the Company’s consolidated financial statements for further information regarding derivatives embedded in reinsurance contracts; refer to Note 12 for further information regarding derivatives embedded in annuity contracts.

The following is a summary of the Company’s derivative positions at:

	December 31, 2010		December 31, 2009
	Number of Contracts	Principal Notional	Number of Contracts	Principal Notional

Interest rate swaps	70	$ 5,443,500	102	$ 8,883,000
Currency swaps	7	349,460	10	351,740
Credit default swaps	1	37,400	1	55,000
Equity swaps	-	-	2	4,908
Currency forwards	36	44,149	-	-
Swaptions	1	350,000	5	1,150,000
Futures (1)	(25,699)	2,918,839	(13,811)	2,378,216
Index call options	9,604	1,858,109	7,345	1,313,381
Index put options	4,100	515,632	7,100	682,499
Total		$ 11,517,089		$ 14,818,744

(1)           The negative amount represents the Company’s short position

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (CONTINUED)

With the exception of embedded derivatives, all derivatives are carried at fair value in derivative instruments – receivable or derivative instruments – payable in the Company’s consolidated balance sheets.  Embedded derivatives related to reinsurance agreements and annuity contracts are carried at fair value in contractholder deposit funds and other policy liabilities in the Company’s consolidated balance sheets.  The following is a summary of the Company’s derivative asset and liability positions by primary risk exposure.

	At December 31, 2010		At December 31, 2009
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
	Fair Value (a)	Fair Value (a)	Fair Value (a)	Fair Value (a)

Interest rate contracts	$ 97,060	$ 329,214	$ 130,178	$ 532,401
Foreign currency contracts	32,504	3,878	56,032	905
Equity contracts	59,397	-	58,692	-
Credit contracts	-	27,341	-	34,349
Futures contracts (b)	9,103	1,590	14,325	5,255
Total derivative instruments	198,064	362,023	259,227	572,910
Embedded derivatives (c)	2,896	178,069	11,308	417,764
Total	$ 200,960	$ 540,092	$ 270,535	$ 990,674

(a)	Amounts are presented without consideration of cross-transaction netting and collateral.
(b)	Futures contracts include interest rate, equity price and foreign currency exchange risks.
(c)	Embedded derivatives expose the Company to a combination of credit, interest rate and equity price risks.

All realized and unrealized derivative gains and losses are recorded in net derivative loss in the Company’s consolidated statements of operations.  The following is a summary of the Company’s realized and unrealized gains (losses) by derivative type for the years ended December 31:

	2010	2009	2008

Interest rate contracts	$ (122,712)	$ 143,402	$ (501,413)
Foreign currency contracts	(16,206)	(12,116)	28,078
Equity contracts	(26,734)	(71,865)	(53,397)
Credit contracts	7,008	(9,855)	(35,149)
Futures contracts	(217,428)	(328,595)	35,447
Embedded derivatives	226,782	239,127	(79,024)
Net derivative loss from continuing operations	$ (149,290)	$ (39,902)	$ (605,458)
Net derivative income (loss) from discontinued operations	$ -	$ 216,956	$ (266,086)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (CONTINUED)

Concentration of Credit Risk

Credit risk relates to the uncertainty of an obligor’s continued ability to make timely payments in accordance with the contractual terms of the instrument or contract.  With derivative instruments, the Company is primarily exposed to credit risk through its counterparty relationships.  The Company primarily manages credit risk through policies which address the quality of counterparties, contractual requirements for transacting with counterparties and collateral support agreements, and limitations on counterparty concentrations.  Exposures by counterparty and counterparty credit ratings are monitored closely.  All of the contracts are held with counterparties rated A or higher.  As of December 31, 2010, the Company’s liability positions were linked to a total of 15 counterparties, of which the largest single unaffiliated counterparty payable net of collateral, had credit exposure of $7.9 million to the Company.  As of December 31, 2010, the Company’s asset positions were linked to a total of 15 counterparties, of which the largest single unaffiliated counterparty receivable net of collateral, had credit exposure of $4.1 million.

Credit-related Contingent Features

All derivative transactions are covered under standardized contractual agreements with counterparties all of which include credit-related contingent features.  Certain counterparty relationships also may include supplementary agreements with such tailored terms as additional triggers for early terminations, acceptable practices related to cross-transaction netting and minimum thresholds for determining collateral.

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level.  These triggers apply to both the Company and its counterparty.  The aggregate value of all derivative instruments with credit risk-related contingent features that were in a liability position at December 31, 2010 was approximately $362.0 million.

In the event of an early termination, the Company might be required to accelerate payments to counterparties, up to the current value of its liability positions, offset by the value of previously pledged collateral and cross-transaction netting.  If payments cannot be exchanged simultaneously at early termination, funds also will be held in escrow to facilitate settlement.  If an early termination was triggered on December 31, 2010, the Company would be expected to settle a net obligation of less than $0.1 million.

If counterparties are unable to meet accelerated payment obligations, the Company may also be exposed to uncollectible asset positions, offset by the value of collateral that has been posted by the Company.

At December 31, 2010, the Company pledged $224.2 million in U.S. Treasury securities as collateral to counterparties.  At December 31, 2010, counterparties pledged to the Company $60.3 million in collateral comprising of cash and U.S. Treasury securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT

On January 1, 2008, the Company adopted FASB ASC Topic 820, which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs.

As a result of the adoption of FASB ASC Topic 820, the value of the Company’s embedded derivative liabilities decreased by $166.1 million during the year ended December 31, 2008.  This change was primarily the result of changes to the valuation assumptions regarding policyholder behavior, primarily lapses, as well as the incorporation of risk margins and the Company’s own credit standing in the valuation of embedded derivatives.

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

On April 1, 2009, the FASB issued additional guidance on estimating fair value when the volume and level of activity for the asset or liability have significantly decreased, as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The Company reviewed its pricing sources and methodologies and has concluded that its various pricing sources and methodologies are in compliance with this guidance.  During the year ended December 31, 2010, there were no changes to these valuation techniques and the related inputs.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Financial assets and liabilities recorded at fair value in the Company’s consolidated balance sheets are categorized as follows:

Level 1

•	Unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, investments in publicly-traded mutual funds with quoted market prices and listed derivatives.

Level 2

•	Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets,

b)	Quoted prices for identical or similar assets or liabilities in non-active markets,

c)	Inputs other than quoted market prices that are observable, and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith and credit of the Government, municipal bonds, structured notes and certain asset-backed securities (“ABS”) including collateralized debt obligations, residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), certain corporate debt, certain private equity investments and certain derivatives, including derivatives embedded in reinsurance contracts.

Level 3

•
Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS, and CMBS, certain corporate debt, certain private equity investments, certain mutual fund holdings and certain derivatives, including derivatives embedded in annuity contracts and certain funding agreements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy

The following table presents the Company’s categories for its assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$-	$704	$11	$715
Residential mortgage-backed securities	-	34,614	-	34,614
Commercial mortgage-backed securities	-	13,003	2,047	15,050
Foreign government & agency securities	-	563	-	563
U.S. states and political subdivisions securities	-	214	-	214
U.S. treasury and agency securities	375,233	-	-	375,233
Corporate securities	-	1,068,399	1,135	1,069,534
Total available-for-sale fixed maturity securities	375,233	1,117,497	3,193	1,495,923

Trading fixed maturity securities:
Asset-backed securities	-	321,129	90,851	411,980
Residential mortgage-backed securities	-	834,074	88,719	922,793
Commercial mortgage-backed securities	-	737,024	82,171	819,195
Foreign government & agency securities	-	116,986	13,790	130,776
U.S. states and political subdivisions securities	-	613	-	613
U.S. treasury and agency securities	737,936	8,582	1,101	747,619
Corporate securities	-	8,301,586	132,556	8,434,142
Total trading fixed maturity securities	737,936	10,319,994	409,188	11,467,118

Derivative instruments - receivable:
Interest rate contracts	-	97,060	-	97,060
Foreign currency contracts	-	32,504	-	32,504
Equity contracts	14,873	30,739	13,785	59,397
Futures contracts	9,103	-	-	9,103
Total derivative instruments - receivable	23,976	160,303	13,785	198,064

Other invested assets	2,890	11,120	8,343	22,353
Short-term investments	832,739	-	-	832,739
Cash and cash equivalents	736,323	-	-	736,323
Total investments and cash	2,709,097	11,608,914	434,509	14,752,520

Separate account assets:
Mutual fund investments	21,892,209	30,517	-	21,922,726
Equity investments	188,216	277	-	188,493
Fixed income investments	317,713	5,812,900	56,323	6,186,936
Alternative investments	24,094	78,164	293,254	395,512
Other investments	900	-	-	900
Total separate account assets (1) (2)	22,423,132	5,921,858	349,577	28,694,567

Total assets measured at fair value on a recurring basis	$25,132,229	$17,530,772	$784,086	$43,447,087
(1)      Pursuant to the conditions set forth in FASB ASC Topic 944, the value of separate account liabilities is set to equal the fair value of the separate account assets.

(2)           Excludes $1,814.1 million, primarily related to investment purchases payable, net of investment sales receivable, that are not subject to FASB ASC Topic 820.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

The following table presents the Company’s categories for its liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Liabilities
Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$-	$-	$2,245	$2,245
Guaranteed minimum accumulation benefit liability	-	-	49	49
Derivatives embedded in reinsurance contracts	-	41,272	-	41,272
Fixed index annuities	-	-	131,608	131,608
Total other policy liabilities	-	41,272	133,902	175,174

Derivative instruments – payable:
Interest rate contracts	-	329,214	-	329,214
Foreign currency contracts	-	3,878	-	3,878
Credit contracts	-	-	27,341	27,341
Futures contracts	1,590	-	-	1,590
Total derivative instruments – payable	1,590	333,092	27,341	362,023

Other liabilities:
Bank overdrafts	61,227	-	-	61,227

Total liabilities measured at fair value on a recurring basis	$62,817	$374,364	$161,243	$598,424

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

The following table presents the Company’s categories for its assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$-	$952	$37	$989
Residential mortgage-backed securities	-	47,701	-	47,701
Commercial mortgage-backed securities	-	14,150	1,930	16,080
Foreign government & agency securities	-	760	-	760
U.S. treasury and agency securities	39,131	-	-	39,131
Corporate securities	-	1,062,919	7,936	1,070,855
Total available-for-sale fixed maturity securities	39,131	1,126,482	9,903	1,175,516

Trading fixed maturity securities:
Asset-backed securities	-	355,613	111,650	467,263
Residential mortgage-backed securities	-	886,340	154,551	1,040,891
Commercial mortgage-backed securities	-	624,845	14,084	638,929
Foreign government & agency securities	-	67,925	15,323	83,248
U.S. treasury and agency securities	503,123	34,407	-	537,530
Corporate securities	-	8,254,775	107,886	8,362,661
Total trading fixed maturity securities	503,123	10,223,905	403,494	11,130,522

Derivative instruments - receivable	14,922	235,484	8,821	259,227
Other invested assets	20,242	206	-	20,448
Short-term investments	1,267,311	-	-	1,267,311
Cash and cash equivalents	1,804,208	-	-	1,804,208
Total investments and cash	3,648,937	11,586,077	422,218	15,657,232

Other assets:
Separate account assets (1) (2)	18,045,908	5,233,602	547,841	23,827,351

Total assets measured at fair value on a recurring basis	$21,694,845	$16,819,679	$970,059	$39,484,583

(1)	Pursuant to the conditions set forth in FASB ASC Topic 944, the value of separate account liabilities is set to equal the fair value of the separate account assets.

(2)	Excludes $501.0 million, primarily related to investment purchases payable, net of investment sales receivable, that are not subject to FASB ASC Topic 820.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

The following table presents the Company’s categories for its liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Liabilities
Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$-	$-	$168,786	$168,786
Guaranteed minimum accumulation benefit liability	-	-	81,669	81,669
Derivatives embedded in reinsurance contracts	-	15,035	-	15,035
Fixed index annuities	-	-	140,966	140,966
Total other policy liabilities	-	15,035	391,421	406,456

Derivative instruments – payable	5,256	533,305	34,349	572,910

Other liabilities:
Bank overdrafts	60,037	-	-	60,037

Total liabilities measured at fair value on a recurring basis	$65,293	$548,340	$425,770	$1,039,403

Assets Measured at Fair Value on a Nonrecurring Basis

The following table presents the Company’s categories for its assets measured at fair value on a nonrecurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total Fair Value	Total Gains (Losses)
Asset
VOCRA	$-	$-	$5,766	$5,766	$(2,600)

At December 31, 2009, the Company determined that the VOCRA asset was impaired and recorded an impairment charge of $2.6 million.  The impairment charge was allocated to the Group Protection segment.  The fair value of VOCRA was calculated as the sum of the undiscounted cash flows the Company expects to realize, based on the segment’s anticipated long-term profit margins.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments that are measured at fair value on a recurring basis are summarized below:

Fixed maturity securities:  The Company determines the fair value of its publicly traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model or independent broker quotations.  ABS and RMBS are priced using models and independent broker quotations.  CMBS securities are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using models which take into account credit spreads for publicly traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities are also priced using market prices or broker quotes.

Derivative instruments - receivables and payables:  The fair values of swaps are based on current settlement values, dealer quotes and market prices.  Fair values for options and futures are also based on dealer quotes and market prices.  The Company uses credit valuation adjustments (“CVAs”) to properly reflect the component of fair value of certain derivative instruments that arise from default risk.  CVAs are based on a methodology that primarily uses published credit default swap spreads as a key input in determining an implied level of expected loss over the total life of the derivative contract.  When this information is not available, the Company also may utilize credit spreads implied from published bond yields or published cumulative default experience data adjusted for current trends.  CVAs may be calculated based on the credit risk of counterparties for asset positions or the Company's own credit risk for liability positions.  The CVAs also take into account contractual factors designed to reduce the Company’s credit exposure to each counterparty, such as collateral and legal rights of offset.

Other invested assets:  This financial instrument primarily consists of equity securities.  The fair value of the Company’s equity securities is first based on quoted market prices.  Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price the equity securities for which the quoted market price is not available.

Cash, cash equivalents and short-term investments:  The carrying value for cash, cash equivalents and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Separate accounts, assets and liabilities:  The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

Other policy liabilities:  The fair values of S&P 500 Index and other equity-linked embedded derivatives are produced using standard derivative valuation techniques.  Guaranteed minimum accumulation benefit (“GMAB”) or guaranteed minimum withdrawal benefit (“GMWB”) are considered to be derivatives under FASB ASC Topic 815 and are included in contractholder deposit funds and other policy liabilities in the Company’s consolidated balance sheets.  Consistent with the provisions of FASB ASC Topic 820, the Company incorporates risk margins and the Company’s own credit standing, as well as changes in assumptions regarding policyholder behavior, in the calculation of the fair value of embedded derivatives.

Other liabilities:  This financial instrument consists of issued checks and transmitted wires that have not been cashed and processed in the Company’s bank accounts as of the end of the reporting period.  The fair value of other liabilities is consistent with the method used in calculating the fair value of cash and cash equivalents, as described above.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

The following table shows a reconciliation of the beginning and ending balances for assets which are categorized as Level 3 for the year ended December 31, 2010:

Assets	Beginning balance	Total realized and unrealized gains (losses)		Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3 (2)	Ending balance	Change in unrealized gains (losses) included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income
Available-for-sale fixed maturity securities:
Asset-backed securities	$ 37	$ (40)	$ 14	$ -	$ -	$ 11	$ -
Residential mortgage-backed securities	-	-	-	-	-	-	-
Commercial mortgage-backed securities	1,930	(472)	589	-	-	2,047	-
Foreign government & agency securities	-	-	-	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-	-
Corporate securities	7,936	(23)	53	(6,831)	-	1,135	-
Total available-for-sale fixed maturity securities	9,903	(535)	656	(6,831)	-	3,193	-

Trading fixed maturity securities:
Asset-backed securities	111,650	26,351	-	(38,060)	(9,090)	90,851	28,061
Residential mortgage-backed securities	154,551	11,159	-	(34,087)	(42,904)	88,719	24,255
Commercial mortgage-backed securities	14,084	1,833	-	66,950	(696)	82,171	3,334
Foreign government & agency securities	15,323	(1,533)	-	-		13,790	65
U.S. states and political subdivisions securities	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	(13)	-	(232)	1,346	1,101	21
Corporate securities	107,886	4,805	-	(11,997)	31,862	132,556	5,111
Total trading fixed maturity securities	403,494	42,602	-	(17,426)	(19,482)	409,188	60,847

Derivative instruments – receivable:
Interest rate contracts	-	-	-	-	-	-	-
Foreign currency contracts	-	-	-	-	-	-	-
Equity contracts	8,821	-	-	4,964	-	13,785	-
Futures contracts	-	-	-	-	-	-	-
Total derivative instruments– receivable	8,821	-	-	4,964	-	13,785	-

Other invested assets	-	(50)	900	7,493	-	8,343	(50)
Short-term investments	-	-	-	-	-	-	-
Cash and cash equivalents	-	-	-	-	-	-	-
Total investments and cash	422,218	42,017	1,556	(11,800)	(19,482)	434,509	60,797

Separate account assets:
Mutual fund investments	-	-	-	-	-	-	-
Equity investments	7	-	-	(7)	-	-	-
Fixed income investments	276,530	(11,998)	-	(91,989)	(116,220)	56,323	(4,607)
Alternative investments	267,196	12,671	-	30,021	(16,634)	293,254	12,341
Other investments	4,108	-	-	-	(4,108)	-	-
Total separate account assets (1)	547,841	673	-	(61,975)	(136,962)	349,577	7,734

Total assets measured at fair value on a recurring basis	$ 970,059	$ 42,690	$ 1,556	$ (73,775)	$ (156,444)	$ 784,086	$ 68,531

(1)
The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(2)	Transfers in and/or (out) of level 3 during the year ended December 30, 2010 are primarily attributable to changes in the observability of inputs used to price the securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

The following table shows a reconciliation of the beginning and ending balances for liabilities which are categorized as Level 3 for the year ended December 31, 2010:

Liabilities	Beginning balance	Total realized and unrealized (gains) losses		Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3	Ending balance	Change in unrealized (gains) losses included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income

Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$ 168,786	$ (319,563)	$ -	$ 153,022	$ -	$ 2,245	$ (314,652)
Guaranteed minimum accumulation benefit liability	81,669	(104,831)	-	23,211	-	49	(103,091)
Derivatives embedded in reinsurance contracts	-	-	-	-	-	-	-
Fixed index annuities	140,966	(13,153)	-	3,795	-	131,608	20,397
Total other policy liabilities	391,421	(437,547)	-	180,028	-	133,902	(397,346)

Derivative instruments – payable:
Interest rate contracts	-	-	-	-	-	-	-
Foreign currency contracts	-	-	-	-	-	-	-
Credit contracts	34,349	(7,008)	-	-	-	27,341	(7,008)
Futures	-	-	-	-	-	-	-
Total derivative instruments – payable	34,349	(7,008)	-	-	-	27,341	(7,008)

Other liabilities:
Bank overdrafts	-	-	-	-	-	-	-

Total liabilities measured at fair value on a recurring basis	$ 425,770	$ (444,555)	$ -	$ 180,028	$ -	$ 161,243	$ (404,354)

Gains and losses related to Level 3 assets and liabilities, included in the Company’s consolidated statements of operations for the year ended December 31, 2010, are reported as follows:

	Total gains (losses) included in earnings	Change in unrealized gains (losses) related to assets and liabilities still held at the reporting date
Net investment income	$42,552	$60,797
Net derivative gains	444,555	404,354
Net realized investment losses, excluding impairment losses on available-for-sale securities	(535)	-
Net gains	$486,572	$465,151

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

The following table shows a reconciliation of the beginning and ending balances for assets which are categorized as Level 3 for the year ended December 31, 2009:

Assets	Beginning balance	Total realized and unrealized gains (losses)		Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3 (2)	Ending balance	Change in unrealized gains (losses) included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income
Available-for-sale fixed maturity securities:
Asset-backed securities	$ -	$ (54)	$ 15	$ -	$ 76	$ 37	$ -
Collateralized mortgage obligations	3,046	-	-	-	(3,046)	-	-
Residential mortgage-backed securities	-	-	-	-	-	-	-
Commercial mortgage-backed securities	1,420	(197)	(920)	-	1,627	1,930	-
Foreign government & agency securities	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-	-
Corporate securities	7,888	300	1,786	(761)	(1,277)	7,936	-
Total available-for-sale fixed maturity securities	12,354	49	881	(761)	(2,620)	9,903	-

Trading fixed maturity securities:
Asset-backed securities	145,267	21,788	-	(6,261)	(49,144)	111,650	72,403
Collateralized mortgage obligations	116,572	-	-	-	(116,572)	-	-
Residential mortgage-backed securities	-	7,921	-	(17,036)	163,666	154,551	60,617
Commercial mortgage-backed securities	200,414	(10,157)	-	(119)	(176,054)	14,084	1,897
Foreign governments & agency securities	9,200	(37)	-	-	6,160	15,323	1,474
U.S. treasury and agency securities	-	-	-	-	-	-	-
Corporate securities	134,505	15,520	-	(3,884)	(38,255)	107,886	27,850
Total trading fixed maturity securities	605,958	35,035	-	(27,300)	(210,199)	403,494	164,241

Derivative instruments – receivable	2,668	281	-	5,872	-	8,821	281
Other invested assets	-	-	-	-	-	-	-
Short-term investments	-	-	-	-	-	-	-
Cash and cash equivalents	-	-	-	-	-	-	-
Total investments and cash	620,980	35,365	881	(22,189)	(212,819)	422,218	164,522

Other assets:
Separate account assets (1)	801,873	39,974	-	(249,503)	(44,503)	547,841	139,634

Total assets measured at fair value on a recurring basis	$1,422,853	$ 75,339	$ 881	$ (271,692)	$ (257,322)	$ 970,059	$ 304,156

(1)
The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(2)	Transfers in and/or (out) of level 3 during the year ended December 31, 2009 are primarily attributable to changes in the observability of inputs used to price the securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

The following table shows a reconciliation of the beginning and ending balances for liabilities which are categorized as Level 3 for the year ended December 31, 2009:

Liabilities	Beginning balance	Total realized and unrealized (gains) losses		Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3	Ending balance	Change in unrealized (gains) losses included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income

Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$ 335,612	$ (242,898)	$ -	$ 76,072	$ -	$ 168,786	$ (231,274)
Guaranteed minimum accumulation benefit liability	358,604	(298,788)	-	21,853	-	81,669	(290,795)
Derivatives embedded in reinsurance contracts	-	-	-	-	-	-	-
Fixed index annuities	106,619	11,703	-	22,644	-	140,966	16,622
Total other policy liabilities	800,835	(529,983)	-	120,569	-	391,421	(505,447)

Derivative instruments – payable	42,066	(7,717)	-	-	-	34,349	(7,717)

Other liabilities:
Bank overdrafts	-	-	-	-	-	-	-
Total liabilities measured at fair value on a recurring basis	$ 842,901	$ (537,700)	$ -	$ 120,569	$ -	$ 425,770	$ (513,164)

Gains and losses related to Level 3 assets and liabilities, included in the Company’s consolidated statements of operations for the year ended December 31, 2009, are reported as follows:

	Total gains (losses) included in earnings	Change in unrealized gains (losses) related to assets and liabilities still held at the reporting date
Net investment income	$35,035	$164,241
Net derivative income	537,981	513,445
Net realized investment gains, excluding impairment losses on available-for-sale securities	49	-
Net gains	$573,065	$677,686

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

The Company determines transfers between levels based on the fair value of each security as of the beginning of the reporting period.

During the year ended December 31, 2010, the Company transferred the following assets into (out of) Levels 1, 2 and 3:

	Level 1 Transfers		Level 2 Transfers		Level 3 Transfers
	Into	(Out of)	Into	(Out of)	Into	(Out of)
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$ -	$ -	$ -	$	$ -	$ -
Residential mortgage-backed securities	-	-	-	-	-	-
Commercial mortgage-backed securities	-	-	-	-	-	-
Foreign government & agency securities	-	-	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-
Corporate securities	-	-	-	-	-	-
Total available-for-sale fixed maturity securities	-	-	-	-	-	-

Trading fixed maturity securities:
Asset-backed securities	-	-	44,458	(35,368)	35,368	(44,458)
Residential mortgage-backed securities	-	-	79,192	(36,288)	36,288	(79,192)
Commercial mortgage-backed securities	-	-	696	-	-	(696)
Foreign government & agency securities	-	-	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-	-	-
U.S. treasury and agency securities		(1,346)	-	-	1,346	-
Corporate securities	-	-	32,579	(64,441)	64,441	(32,579)
Total trading fixed maturity securities	-	(1,346)	156,925	(136,097)	137,443	(156,925)

Derivative instruments – receivable:
Interest rate contracts	-	-	-	-	-	-
Foreign currency contracts	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-
Total derivative instruments – receivable	-	-	-	-	-	-

Separate account assets:
Mutual fund investments	-	-	-	-	-	-
Equity investments	-	-	-	-	-	-
Fixed income investments	-	-	116,220	-	-	(116,220)
Alternative investments	14,221	-	2,968	(555)	555	(17,189)
Other investments	4,108	-	-	-	-	(4,108)
Total separate account assets	18,329	-	119,188	(555)	555	(137,517)

Total assets measured at fair value on a recurring basis	$ 18,329	$ (1,346)	$ 276,113	$ (136,652)	$ 137,998	$ (294,442)

The Company did not change the categorization of its financial instruments during the year ended December 31, 2010.  The transfers into (out of) Level 2 and Level 3 were primarily due to changes in the level of observability of inputs used to price these securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825 requires disclosure of the fair value of certain financial instruments including those that are not carried at fair value. FASB ASC Topic 825 also excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the Company’s financial instruments whose carrying amounts and estimated fair values may differ at:

	December 31, 2010		December 31, 2009
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Mortgage loans	$ 1,737,528	$ 1,811,567	$ 1,911,961	$ 1,937,199
Policy loans	$ 717,408	$ 859,668	$ 722,590	$ 837,029

Financial liabilities:
Contractholder deposit funds and other policy liabilities	$ 11,944,058	$ 11,490,525	$ 14,104,892	$ 13,745,774
Debt payable to affiliates	$ 783,000	$ 783,000	$ 883,000	$ 883,000

The following methods and assumptions were used by the Company in determining the estimated fair value of the above financial instruments:

Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.

Mortgage loans:  The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans:  The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Contractholder deposit funds and other policy liabilities:  The fair values of the Company’s general account insurance reserves and contractholder deposits under investment-type contracts (e.g., insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Debt payable to affiliates:  The fair value of notes payable and other borrowings is based on future cash flows discounted at the stated interest rate, considering all appropriate terms of the related agreements.  Due to certain provisions included in such agreements, whereby the issuer of the notes has the ability to call each note at par with appropriate approvals, the fair value is equal to par value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

6. NET REALIZED INVESTMENT GAINS (LOSSES)

The Company’s net realized investment gains (losses) on available-for-sale fixed maturity securities and other investments, excluding OTTI losses on fixed maturity securities, consisted of the following for the years ended December 31:

	2010	2009	2008

Fixed maturity securities	$ 34,409	$ 2,912	$ 2,162
Mortgage loans	(10,327)	(43,148)	538
Real estate	2	-	431
Other invested assets	(170)	1,289	175
Sales of previously impaired assets	3,037	2,272	495

Net realized investment gains (losses) from continuing operations	$ 26,951	$ (36,675)	$ 3,801
Net realized investment gains from discontinued operations	$ -	$ -	$ 178

7. NET INVESTMENT INCOME (LOSS)

The Company’s net investment income (loss) consisted of the following for the years ended December 31:

	2010	2009	2008

Trading fixed maturity securities: Interest and other income	$ 713,960	$ 822,599	$ 859,252
Change in fair value and net realized gains (losses)	606,946	1,736,975	(2,958,739)
Mortgage loans	108,555	121,531	134,279
Real estate	8,645	7,735	8,575
Policy loans	45,054	44,862	44,601
Income ceded under funds-withheld reinsurance agreements	(75,643)	(139,168)	(63,513)
Other	4,150	3,948	23,841
Gross investment income (loss)	1,411,667	2,598,482	(1,951,704)
Less: Investment expenses	21,457	16,175	18,664
Net investment income (loss) from continuing operations	$ 1,390,210	$ 2,582,307	$ (1,970,368)
Net investment loss from discontinued operations	$ -	$ (24,956)	$ (180,533)

Ceded investment income on funds-withheld reinsurance portfolios is included as a component of net investment income (loss) and is accounted for consistent with the policies discussed in Note 1 of the Company’s consolidated financial statements.  The ceded investment income relates to the funds-withheld reinsurance agreement between the Company and certain affiliates and is further discussed in Note 8 to the Company’s consolidated financial statements.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to its policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability from this contingency is unlikely.

The effects of the Company’s reinsurance agreements in the consolidated statements of operations were as follows:

	For the Years Ended December 31,
	2010	2009	2008

Revenues:
Premiums and annuity considerations:
Direct	$94,869	$86,671	$67,938
Assumed	47,616	52,856	58,961
Ceded	(6,310)	(5,281)	(4,166)
Net premiums and annuity considerations from continuing operations	$136,175	$134,246	$122,733
Net premiums and annuity considerations related to discontinued operations	$-	$-	$-

Net investment income (loss):
Direct	$1,465,853	$2,721,475	$(1,906,855)
Assumed	-	-	-
Ceded	(75,643)	(139,168)	(63,513)
Net investment income (loss) from continuing operations	$1,390,210	$2,582,307	$(1,970,368)
Net investment loss related to discontinued operations	$-	$(24,956)	$(180,533)

Fee and other income:
Direct	$676,670	$581,868	$608,066
Assumed	-	-	-
Ceded	(165,643)	(196,032)	(158,075)
Net fee and other income from continuing operations	$511,027	$385,836	$449,991
Net fee and other income related to discontinued operations	$-	$(49,947)	$114,762

Continued on next page

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

8. REINSURANCE (CONTINUED)

	For the Years Ended December 31,
	2010	2009	2008

Benefits and expenses:
Interest credited:
Direct	$491,090	$472,275	$601,435
Assumed	6,879	7,801	8,484
Ceded	(96,121)	(94,308)	(78,643)
Net interest credited from continuing operations	$401,848	$385,768	$531,276
Net interest credited related to discontinued operations	$-	$34,216	$30,350

Policyowner benefits:
Direct	$409,907	$265,021	$482,737
Assumed	26,189	38,313	42,662
Ceded	(196,302)	(192,895)	(134,306)
Net policyowner benefits from continuing operations	$239,794	$110,439	$391,093
Net policyowner benefits related to discontinued operations	$-	$13,267	$52,424

Other operating expenses:
Direct	$333,850	$282,502	$268,253
Assumed	5,079	6,129	5,386
Ceded	(20,759)	(40,475)	(11,820)
Net other operating expenses from continuing operations	$318,170	$248,156	$261,819
Net other operating expenses related to discontinued operations	$-	$10,436	$27,527

A brief discussion of the Company’s significant reinsurance agreements by business segment follows.  (See Note 16 for additional information on the Company’s business segments.)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

8. REINSURANCE (CONTINUED)

Wealth Management Segment

The Wealth Management segment manages a closed block of SPWL insurance policies, a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of the SPWL product in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of $1.5 billion at both December 31, 2010 and 2009.  This entire block of business is reinsured on a funds-withheld coinsurance basis with SLOC, an affiliate.  Pursuant to this agreement, the Company held the following assets and liabilities at December 31:

	2010	2009
Assets Reinsurance receivables	$1,466,247	$1,540,697

Liabilities Contractholder deposit funds and other policy liabilities	1,478,459	1,493,145
Future contract and policy benefits	1,823	2,104
Reinsurance payable	$1,555,336	$1,603,711

The funds-withheld assets of $1.6 billion and $1.5 billion at December 31, 2010 and 2009, respectively, are comprised of bonds, mortgage loans, policy loans, derivative instruments, and cash and cash equivalents that are managed by the Company.  The fair value of the embedded derivative increased (reduced) contractholder deposit funds and other policy liabilities by $14.0 million and $(10.6) million at December 31, 2010 and 2009, respectively.  The change in the fair value of this embedded derivative (decreased) increased derivative income by $(24.6) million, $(120.0) million, and $130.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

By reinsuring the SPWL product, the Company reduced net investment income by $49.9 million, $126.6 million and $60.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The Company also reduced interest credited by $71.5 million, $73.9 million and $74.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

8. REINSURANCE (CONTINUED)

Individual Protection Segment

The following are the Company’s significant reinsurance agreements that impact the Individual Protection segment.

On February 11, 2009, the Company received regulatory approval and entered into a reinsurance agreement with BarbCo 3, an affiliate, to cede all of the risks associated with certain in-force corporate and bank-owned variable universal life and private placement variable universal life policies on a combination coinsurance, coinsurance with funds-withheld and a modified coinsurance basis.  Future new business will also be ceded under this agreement.

Effective January 1, 2010, the Company and BarbCo 3 amended the agreement to include coverage of certain corporate and bank-owned variable universal life and private placement variable universal life insurance cases sold between December 31, 2009 and March 31, 2010, inclusive.  Reinsurance coverage continued for all cases sold prior to April 1, 2010.  However, cases sold on or after April 1, 2010 have not been reinsured.  This amendment also enabled the Company to discontinue reinsuring a portion of the covered business that was previously reinsured on a modified coinsurance basis, effective April 1, 2010.  The discontinuance of the business reinsured on a modified coinsurance basis did not have a material impact on the Company’s consolidated financial statements.

At the inception of the transaction, BarbCo 3 paid an initial ceding commission to the Company of $41.5 million and the Company recorded a reinsurance payable and related reinsurance receivable of $370.7 million and $329.2 million, respectively.  The reinsurance payable included a funds-withheld liability of $247.9 million and a deferred gain of $122.8 million.  Pursuant to this agreement, the Company held the following assets and liabilities at:

	December 31,	December 31,
	2010	2009
Assets Reinsurance receivable	$419,684	$422,486

Liabilities Contractholder deposit funds and other policy liabilities	465,035	466,899
Reinsurance payable	$432,160	$430,528

Reinsurance payable includes a funds-withheld liability of $326.9 million and $307.8 million at December 31, 2010 and 2009, respectively, and a deferred gain of $105.3 million and $118.9 million at December 31, 2010 and 2009, respectively.  The funds-withheld assets are comprised of bonds, policy loans, and cash and cash equivalents that are managed by the Company.  The funds-withheld coinsurance agreement gives rise to an embedded derivative which is required to be separated from the host reinsurance contract.  At December 31, 2010 and 2009, the fair value of the embedded derivative increased contractholder deposit funds and other policy liabilities by $24.1 million and $26.3 million, respectively.

The change in fair value of the embedded derivative increased (reduced) derivative income by $2.2 million and $(26.3) million for the years ended December 31, 2010 and 2009, respectively.  In addition, during the years ended December 31, 2010 and 2009, the reinsurance agreement reduced revenues by $24.3 million and $43.8 million, respectively, and decreased expenses by $56.2 million and $38.4 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

8. REINSURANCE (CONTINUED)

Individual Protection Segment (continued)

Effective December 31, 2007, the Company’s subsidiary, SLNY, entered into a funds-withheld reinsurance agreement with SLOC under which SLOC will fund AXXX reserves, attributable to certain universal life (“UL”) policies sold by SLNY.  Under this agreement SLNY ceded, and SLOC assumed, on a funds-withheld 90% coinsurance basis certain in-force policies at December 31, 2007.  Future new business will also be reinsured under this agreement.  Pursuant to this agreement, SLNY held the following assets and liabilities at December 31:

	2010	2009
Assets Reinsurance receivable	$133,088	$103,802

Liabilities Contractholder deposit funds and other policy liabilities	104,795	84,606
Future contract and policy benefits	21,662	10,518
Reinsurance payable	$225,387	$182,000

Reinsurance payable includes a funds-withheld liability of $172.8 million and $128.4 million at December 31, 2010 and 2009, respectively; and a deferred gain of $52.6 million and $50.3 million at December 31, 2010 and 2009, respectively.  The funds-withheld assets comprised of trading fixed maturity securities and mortgage loans are being managed by the Company.  The coinsurance treaty with funds-withheld gives rise to an embedded derivative requiring that it be separated from the host reinsurance contract.  The fair value of the embedded derivative increased (decreased) contractholder deposit funds and other policy liabilities by $3.2 million and $(0.7) million at December 31, 2010 and 2009, respectively.

The change in the fair value of this embedded derivative (decreased) increased derivative income by $(3.9) million, $(11.3) million, and $12.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.  In addition, the activities related to the reinsurance agreement have decreased revenues by $31.0 million, $29.0 million and $9.7 million, and decreased expenses by $28.0 million, $20.9 million and $11.5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has other reinsurance agreements with SLOC and several unrelated companies, which provide reinsurance for portions of the net-amount-at-risk under certain individual variable universal life, individual private placement variable universal life, bank owned life insurance (“BOLI”) and corporate owned life insurance (“COLI”) policies.  These amounts are reinsured on a monthly renewable term, a yearly renewable term or a modified coinsurance basis.  These other agreements decreased revenues by approximately $134.7 million, $173.9 million and $145.4 million and reduced expenses by approximately $140.1 million, $168.5 million and $128.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Group Protection Segment

SLNY has several agreements with unrelated companies whereby the unrelated companies reinsure the mortality and morbidity risks of certain of SLNY’s group contracts.

SLNY also has a reinsurance agreement, effective May 31, 2007, to assume the net risks of SLHIC’s New York issued contracts.  At December 31, 2010 and 2009, SLNY held policyholder liabilities of $28.6 million and $30.3 million, respectively, related to this agreement.  In addition, the reinsurance agreement increased revenues by $47.6 million, $52.9 million and $59.0 million for the years ended December 31, 2010, 2009 and 2008, respectively, and increased expenses by $31.2 million, $44.3 million and $48.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9.  RETIREMENT PLANS

Effective December 31, 2009, the Company transferred all of its employees to an affiliate, Sun Life Services, with the exception of 28 employees who were transferred to SLFD, another affiliate.  As a result of this transaction, the Company transferred pension and other employee benefit liabilities, accumulated other comprehensive income related to pension and other postretirement plans, and cash to Sun Life Services.  Concurrent with this transaction, Sun Life Services became the sponsor of the retirement plans described below.  The employee transfer did not change the provisions of the related retirement plans.  The annual cost of these benefits to the Company is allocated and charged to the Company in a manner consistent with the allocation of employee compensation expenses.

Prior to the December 31, 2009 employee transfer and the December 31, 2008 plans merger described below, the Company sponsored three non-contributory defined benefit pension plans for its employees and certain affiliated employees.  These plans were the staff qualified pension plan (“staff pension plan”), the agents’ qualified pension plan (“agents’ pension plan”) and the staff nonqualified pension plan (“UBF plan”) (collectively, the “Pension Plans”).  Expenses were allocated to participating companies based in a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the staff pension plan was to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 (“ERISA”).  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

Effective December 31, 2008, the agents’ pension plan was merged into the staff pension plan. The plan merger resulted in a transfer from the agents’ pension plan to the staff pension plan of a projected benefit obligation of $8.8 million and plan assets of $28.3 million. The plan merger did not change the provisions of the agents’ pension plan.

Prior to the December 31, 2009 employee transfer, the Company sponsored a postretirement benefit plan for its employees and certain affiliated employees providing certain health, dental and life insurance benefits for retired employees and dependents (the “Other Post Retirement Benefit Plan”).  Expenses were allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

On September 29, 2006, the FASB issued ASC Topic 715, which requires recognition of the overfunded or underfunded status of pension and other postretirement benefit plans on the balance sheet.  The measurement date – the date at which the benefit obligation and plan assets are measured – is required to be the Company's fiscal year-end.  The Company adopted the balance sheet recognition provisions of FASB ASC Topic 715 at December 31, 2006 and adopted the year end measurement date provisions effective January 1, 2008.  The adoption of the year-end measurement date provisions resulted in a net of tax cumulative-effect decrease of $0.3 million to the Company’s January 1, 2008 other comprehensive income (“OCI”).

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. RETIREMENT PLANS (CONTINUED)

The following tables set forth the change in the Pension Plans’ and the Other Post Retirement Benefit Plan’s projected benefit obligations and assets, as well as information on the plans’ funded status at December 31, 2009:

	Pension Plans	Other Post Retirement Benefit Plan
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 270,902	$ 49,112
Effect of eliminating early measurement date	-	-
Service cost	2,597	1,754
Interest cost	17,434	3,218
Actuarial loss	17,861	2,344
Benefits paid	(11,066)	(2,095)
Plan amendments	-	(803)
Federal subsidy	-	121
Transfer to Sun Life Services	(297,728)	(53,651)
Projected benefit obligation at end of year	$ -	$ -

	Pension Plans	Other Post Retirement Benefit Plan
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 195,511	$ -
Effect of eliminating early measurement date	-	-
Employer contributions	6,500	2,095
Other	1,547	-
Actual return on plan assets	49,375	-
Benefits paid	(11,066)	(2,095)
Transfer to Sun Life Services	(241,867)	-
Fair value of plan assets at end of year	$ -	$ -

	Pension Plans	Other Post Retirement Benefit Plan
Information on the funded status of the plan:
Funded status	$ -	$ -
Accrued benefit cost	$ -	$ -

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9.  RETIREMENT PLANS (CONTINUED)

The Pension Plans were underfunded at December 31, 2008.  The following table provides information on the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31:

Pension Plans
2008
Projected benefit obligations	$ 270,902
Accumulated benefit obligation	263,142
Plan assets	195,511

Amounts recognized in the Company’s consolidated balance sheets for the Pension Plans and the Other Post Retirement Benefit Plan consist of the following, as of December 31:

	Pension Plans	Other Post Retirement Benefit Plan
	2008	2008
Other assets	$ -	$ -
Other liabilities	(75,391)	(49,112)
	$ (75,391)	$ (49,112)

Amounts recognized in the Company’s AOCI consist of the following:

	Pension Plans 2008	Other Post Retirement Benefit Plan 2008

Net actuarial loss	$ 86,528	$ 5,563
Prior service cost (benefit)	4,109	(3,890)
Transition asset	(3,589)	-
	$ 87,048	$ 1,673

The following table sets forth the effect on retained earnings and AOCI of eliminating the early measurement date:

	Pension Plans 2008	Other Post Retirement Benefit Plan 2008
Retained earnings	$ (1,346)	$ 1,334

Amounts amortized from AOCI:
Amortization of actuarial loss (gain)	198	(229)
Amortization of prior service (cost) credit	(83)	132
Amortization of transition asset	524	-
Total amortization from AOCI	$ 639	$ (97)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic benefit cost and the Company’s share of net periodic benefit costs related to the Pension Plans and the Other Post Retirement Benefit Plan for the years ended December 31:

	Pension Plans		Other Post Retirement Benefit Plan
	2009	2008	2009	2008
Components of net periodic cost (benefit):
Service cost	$ 2,597	$ 3,520	$ 1,754	$ 1,616
Interest cost	17,434	16,617	3,218	3,332
Expected return on plan assets	(15,111)	(22,972)	-	-
Amortization of transition obligation asset	(2,093)	(2,093)	-	-
Amortization of prior service cost	337	337	(529)	(529)
Recognized net actuarial loss (gain)	2,782	(792)	382	916
Net periodic cost (benefit)	$ 5,946	$ (5,383)	$ 4,825	$ 5,335

The Company’s share of net periodic cost (benefit)	$ 5,946	$ (5,383)	$ 3,926	$ 4,638

For the year ended December 31, 2010, Sun Life Services allocated to the Company costs of $3.1 million and $4.4 million for the Pension Plans and Other Post Retirement Benefit Plan, respectively.

The following table shows changes in the Company’s AOCI related to the Pension Plans and the Other Post Retirement Benefit Plan for the following years:

	Pension Plans		Other Post Retirement Benefit Plan
	2009	2008	2009	2008
Net actuarial (gain) loss arising during the year	$ (16,402)	$ 107,641	$ 2,344	$ (6,729)
Net actuarial (loss) gain recognized during the year	(2,782)	792	(382)	(916)
Prior service cost arising during the year	-	-	(803)	-
Prior service cost recognized during the year	(337)	(337)	529	529
Transition asset recognized during the year	2,093	2,093	-	-
Transition asset arising during the year	-	-	-	-
Total recognized in AOCI	(17,428)	110,189	1,688	(7,116)
Tax effect	6,100	(38,566)	(591)	2,491
Total recognized in AOCI, net of tax	$ (11,328)	$ 71,623	$ 1,097	$ (4,625)

Total recognized in net periodic (benefit) cost and other comprehensive (loss) income, net of tax	$ (7,463)	$ 68,124	$ 3,648	$ (1,610)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. RETIREMENT PLANS (CONTINUED)

Effective December 31, 2009, the Company transferred to Sun Life Services the following AOCI related to the Pension Plans and the Other Post Retirement Benefit Plan:

	Pension Plans	Other Post Retirement Benefit Plan	Total
Transfer of actuarial loss to affiliate	$ (67,343)	$ (7,525)	$ (74,868)
Transfer of prior service (cost)/credit to affiliate	(3,772)	4,164	392
Transfer of transition asset to affiliate	1,495	-	1,495
Total AOCI transferred to affiliate	(69,620)	(3,361)	(72,981)
Tax effect	24,367	1,176	25,543
Total AOCI, net of tax, transferred to affiliate	$ (45,253)	$ (2,185)	$ (47,438)

Assumptions

Weighted average assumptions used to determine benefit obligations for the Pension Plans and the Other Post Retirement Benefit Plan were as follows:

	Pension Plans		Other Post Retirement Benefit Plan
	2009	2008	2009	2008
Discount rate	6.10%	6.50%	6.10%	6.50%
Rate of compensation increase	3.75%	3.75%	n/a	n/a

Weighted average assumptions used to determine net (benefit) cost for the Pension Plans and the Other Post Retirement Benefit Plan were as follows:

	Pension Plans		Other Post Retirement Benefit Plan
	2009	2008	2009	2008
Discount rate	6.50%	6.35%	6.50%	6.35%
Expected long term return on plan assets	7.75%	8.00%	n/a	n/a
Rate of compensation increase	3.75%	4.00%	n/a	n/a

The expected long-term rate of return on plan assets is calculated by taking the weighted average return expectations based on the long-term return expectations and investment strategy, adjusted for the impact of rebalancing.  The difference between actual and expected returns is recognized as a component of unrecognized gains/losses, which is recognized over the average remaining lifetime of inactive participants or the average remaining service lifetime of active participants in the plan, as provided by accounting standards.

In order to measure the Other Post Retirement Benefit Plan’s obligation for 2008, the Company assumed a 8.5% annual rate of increase in the per capita cost of covered healthcare benefits.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. RETIREMENT PLANS (CONTINUED)

Plan Assets

The asset allocation for the Company’s pension plans assets for 2008 measurement, by asset category, was as follows:

Asset Category	Percentage of Plan Assets
Equity Securities	54%
Debt Securities	30%
Commercial Mortgages	16%
Total	100%

Cash Flow

The Company contributed $6.5 million and $1.5 million to the staff pension plan and the UBF plan in 2009, respectively.

Savings and Investment Plan

Effective December 31, 2009, Sun Life Services sponsors a savings plan that qualifies under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) and in which substantially all employees of at least age 21 are eligible to participate at date of hire.  Prior to December 31, 2009, the Company sponsored the 401(k) Plan.  Employee contributions, up to specified amounts, are matched by Sun Life Services under the 401(k) Plan.

The 401(k) Plan also includes a retirement investment account that qualifies under Section 401(a) of the Internal Revenue Code (the “RIA”).  Sun Life Services contributes a percentage of the participant’s eligible compensation determined under the following chart based on the sum of the participant’s age and service on January 1 of the applicable plan year.

Age Plus Service	Company Contribution
Less than 40	3%
At least 40 but less than 55	5%
At least 55	7%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. RETIREMENT PLANS (CONTINUED)

Savings and Investment Plan (Continued)

For RIA participants who are at least age 40 on January 1, 2006 and whose age plus service on January 1, 2006 equals or exceeds 45, the Company contributed to the RIA from January 1, 2006 through December 31, 2009 and Sun Life Services contributes to the RIA from January 1, 2010 through December 31, 2015, a percentage of the participant’s eligible compensation determined under the following chart based on the participant’s age and service on January 1, 2006.

	Service
Age	Less than 5 years	5 or more years
At least 40 but less than 43	3.0%	5.0%
At least 43 but less than 45	3.5%	5.5%
At least 45	4.5%	6.5%

The amount of the 2009 and 2008 employer contributions under the 401(k) Plan for the Company and its affiliates was $25.2 million and $22.7 million, respectively.  Amounts are allocated to affiliates based on their respective employees’ contributions.  The Company’s portion of the expense was $14.2 million and $18.1 million for the years ended December 31, 2009 and 2008, respectively. For the year ended December 31, 2010, Sun Life Services allocated $17.4 million to the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

10. FEDERAL INCOME TAXES

The Company accounts for current and deferred income taxes in the manner prescribed by FASB ASC Topic 740.  A summary of the components of income tax expense (benefit) in the consolidated statements of operations for the years ended December 31 is as follows:

	2010	2009	2008

Income tax expense (benefit):
Current	$ (78,166)	$ 40,092	$ (117,496)
Deferred	149,377	295,557	(698,447)

Total income tax expense (benefit) related to continuing operations	$ 71,211	$ 335,649	$ (815,943)
Total income tax expense (benefit) related to discontinued operations	$ -	$ 40,690	$ (43,040)

Federal income taxes attributable to the Company’s consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%.  The following is a summary of the differences between the expected income tax expense (benefit) at the prescribed U.S. federal statutory income tax rate and the total amount of income tax expense (benefit) that the Company has recorded.

	2010	2009	2008

Expected federal income tax expense (benefit)	$ 71,920	$ 424,261	$ (1,029,506)
Low income housing tax credits	(2,028)	(3,880)	(4,016)
Separate account dividends received deduction	(14,702)	(16,232)	(18,144)
Prior year adjustments/settlements	5,243	1,320	(7,279)
Valuation allowance-capital losses	-	(69,670)	69,670
Goodwill impairment	11,559	-	176,886
Adjustments to tax contingency reserves	305	1,605	(932)
Other items	(1,358)	(1,949)	(2,628)

Federal income tax expense (benefit)	70,939	335,455	(815,949)
State income tax expense	272	194	6

Total income tax expense (benefit) related to continuing operations	$ 71,211	$ 335,649	$ (815,943)
Total income tax expense (benefit) related to discontinued operations	$ -	$ 40,690	$ (43,040)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

10. FEDERAL INCOME TAXES (CONTINUED)

The net deferred tax asset represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes.  The components of the Company’s net deferred tax asset as of December 31 were as follows:

	2010	2009
Deferred tax assets:
Actuarial liabilities	$ 155,285	$ 369,555
Tax loss carryforwards	347,172	240,035
Investments, net	188,110	354,208
Goodwill and other impairments	47,303	59,775
Other	74,218	71,726
Gross deferred tax assets	812,088	1,095,299
Valuation allowance	-	-
Total deferred tax assets	812,088	1,095,299

Deferred tax liabilities:
Deferred policy acquisition costs	(417,791)	(545,535)
Total deferred tax liabilities	(417,791)	(545,535)

Net deferred tax asset	$ 394,297	$ 549,764

Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company’s net deferred tax asset at December 31, 2010 and 2009 was comprised of gross deferred tax assets and gross deferred tax liabilities.  The gross deferred tax asset was primarily related to unrealized investment security losses, actuarial liabilities, and net operating loss (“NOL”) carryforwards, as well as a capital loss carryforward generated in 2010 and 2009.  At December 31, 2010, the Company’s had $958.2 million of NOL carryforwards and $33.7 million of capital loss carryforwards.  At December 31, 2009, the Company had $492.8 million of NOL carryforwards and $193.0 million of capital loss carryforwards.  If unutilized, the NOL and capital loss carryforwards will begin to expire in 2023 and 2014, respectively. The Company’s net deferred tax asset was $394.3 million and $549.8 million at December 31, 2010 and 2009, respectively.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

10. FEDERAL INCOME TAXES (CONTINUED)

The Company performs the required recoverability (realizability) test in terms of its ability to realize its recorded net deferred tax asset.  In making this determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations.  In projecting future taxable income and sources of capital gains, the Company utilizes historical and current operating results and incorporates assumptions including the amount of future federal and state pre-tax operating income, the reversal of temporary differences, and the implementation of prudent and feasible tax planning strategies.

During the year ended December 31, 2010, no valuation allowance was recorded against the deferred tax asset for investment losses.  During the year ended December 31, 2009, the Company released the cumulative recorded valuation allowance of $69.7 million that was initially established in 2008.  The Company believes that it is more likely than not that the deferred tax asset related to the impairment losses will be realized due to tax planning strategies executed during the year related to certain mortgage-backed securities, the Company’s intent and ability to hold the related investment securities to maturity, and other tax planning strategies.  For the remaining unrealized losses, the Company believes that it is more likely than not that the related deferred tax asset will be realized due to the Company’s intent and ability to hold the related investment securities to recovery of amortized cost.

ASC Topic 740 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return.

The liability for unrecognized tax benefits (“UTBs”) related to permanent and temporary tax adjustments, exclusive of interest, was $31.2 million, $42.0 million and $50.7 million at December 31, 2010, 2009 and 2008, respectively.  Of the $31.2 million, $1.8 million represents the amount of UTBs that, if recognized, would favorably affect the Company’s effective income tax rate in future periods, exclusive of any related interest.

The net decreases in the tax liability for UTBs of $10.8 million, $8.7 million and $12.4 million in the years ended December 31, 2010, 2009 and 2008, respectively, resulted from the following:

	2010	2009	2008
Balance at January 1	$ 41,989	$ 50,679	$ 63,043
Gross increases related to tax positions in prior years	23,214	7,950	111,473
Gross decreases related to tax positions in prior years	(16,170)	(16,640)	(90,772)
Settlements	(20,187)	-	(33,065)
Close of tax examinations/statutes of limitations	2,371	-	-

Balance at December 31	$ 31,217	$ 41,989	$ 50,679

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

10. FEDERAL INCOME TAXES (CONTINUED)

The Company has elected to recognize interest and penalties accrued related to UTBs in interest (income) expense.  During the years ended December 31, 2010, 2009 and 2008, the Company recognized $6.4 million, ($9.0) million and $3.4 million, respectively, in gross interest expense (income) related to UTBs.  The Company had approximately $6.6 million and $4.8 million of interest accrued at December 31, 2010 and 2009, respectively.  During 2010, the Company settled interest assessments of $4.6 million with the Internal Revenue Service (the “IRS”) for the 2001 and 2002 tax years.  The Company did not accrue any penalties.

While the Company expects the amount of unrecognized tax liabilities to change in the next twelve months, it does not expect the change to have a significant impact on its results of operations or financial position.

The Company files federal income tax returns and income tax returns in various state and local jurisdictions.  With few exceptions, the Company is no longer subject to examinations by the tax authorities in these jurisdictions for tax years before 2003.  In August 2006, the IRS issued a Revenue Agent’s Report for the Company’s 2001 and 2002 tax years.  The Company disagreed with some of the proposed adjustments, and the case was assigned to the Appeals division of the IRS (“Appeals”).  A settlement was reached and formally approved by the Company on January 11, 2010.   The effects of the settlement are in line with previous expectations and had no material impact on the Company’s consolidated financial statements.

In October 2008, the IRS issued a Revenue Agent’s Report for the Company’s tax years 2003 and 2004. The Company disagreed with some of the adjustments and filed a protest, which was assigned to Appeals in 2009.  On May 27, 2010, the IRS held an opening conference for the 2003 and 2004 Appeals.  The Company is involved in discussions with the IRS to reach a resolution.

On January 6, 2011, the IRS issued a Revenue Agent’s Report for the Company for tax years 2005 and 2006. The Company disagrees with some of the issues and is in the process of filing a protest.  While the final outcome of the appeal and ongoing tax examinations is not determinable, the Company has adequate liabilities accrued and does not believe that any adjustments would be material to its financial position.

The Company will file a consolidated federal income tax return with SLC – U.S. Ops Holdings for the year ended December 31, 2010, as the Company did for the years ended December 31, 2009 and 2008.

Effective December 31, 2009, the Company paid a dividend of all of the issued and outstanding common stock and net assets of Sun Life Vermont, to the Parent.  Sun Life Vermont continues to be included in the consolidated federal income tax return of the Parent after 2009.

The Company makes or receives payments under certain tax sharing agreements with SLC – U.S. Ops Holdings.  Under these agreements, such payments are determined based on the Company’s stand-alone taxable income (as if it were filing as a separate company) and based upon the SLC – U.S. Ops Holdings’ consolidated group’s overall taxable position.  Under the terms of the tax sharing agreements, deferred tax assets for tax attributes are realized by the Company when the tax attributes are utilized by the consolidated group.  The Company made income tax payments of $21.1 million in 2009, and received income tax refunds of $107.1 million and $113.2 million in 2010 and 2008, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses, which is related to the Company’s group life, group disability insurance, group dental and group stop loss products is summarized below:

	2010	2009	2008

Balance at January 1	$72,953	$71,316	$74,878
Less: reinsurance recoverable	(5,710)	(5,347)	(5,921)
Net balance at January 1	67,243	65,969	68,957
Incurred related to:
Current year	83,384	86,905	79,725
Prior years	(1,823)	(5,817)	(6,557)
Total incurred	81,561	81,088	73,168
Paid losses related to:
Current year	(54,312)	(58,598)	(53,615)
Prior years	(25,627)	(21,216)	(22,541)
Total paid	(79,939)	(79,814)	(76,156)

Balance at December 31	76,181	72,953	71,316
Less: reinsurance recoverable	(7,316)	(5,710)	(5,347)
Net balance at December 31	$68,865	$67,243	$65,969

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims.  Changes in prior estimates are recorded in results of operations in the year such changes are made.  As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expense decreased by $1.8 million, $5.8 million and $6.6 million in 2010, 2009 and 2008, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

12. LIABILITIES FOR CONTRACT GUARANTEES

The Company offers various guarantees to certain policyholders, including a return of no less than (a) total deposits made on the contract, adjusted for any customer withdrawals, (b) total deposits made on the contract, adjusted for any customer withdrawals, plus a minimum return, or (c) the highest contract value on a specified anniversary date, minus any customer withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2010:

Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 20,061,043	$ 1,742,139	66.0
Minimum Income	$ 179,878	$ 59,322	62.2
Minimum Accumulation or Withdrawal	$ 12,233,731	$ 152,571	63.2

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2009:

Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 16,947,362	$ 2,459,360	66.2
Minimum Income	$ 194,780	$ 84,591	61.5
Minimum Accumulation or Withdrawal	$ 8,866,525	$ 212,371	63.0

1 Net amount at risk represents the difference between guaranteed benefits and account balance.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The following roll-forward summarizes the change in reserve for the GMDBs and GMIBs for the year ended December 31, 2010:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2010	$96,267	$10,058	$106,325

Benefit Ratio Change / Assumption Changes	28,724	6,519	35,243
Incurred guaranteed benefits	28,481	1,434	29,915
Paid guaranteed benefits	(37,767)	(4,207)	(41,974)
Interest	7,900	826	8,726

Balance at December 31, 2010	$123,605	$14,630	$138,235

The following roll-forward summarizes the change in reserve for the GMDBs and GMIBs for the year ended December 31, 2009:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2009	$201,648	$18,773	$220,421

Benefit Ratio Change / Assumption Changes	(67,157)	(6,615)	(73,772)
Incurred guaranteed benefits	37,406	2,505	39,911
Paid guaranteed benefits	(91,185)	(5,892)	(97,077)
Interest	15,555	1,287	16,842

Balance at December 31, 2009	$96,267	$10,058	$106,325

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments.  The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges.  The benefit ratio may be in excess of 100%.  For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance.  For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for contract guarantees are developed using a projection model and stochastic scenarios.  Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant’s attained age.

The liability for guarantees is re-calculated and adjusted regularly.  Changes to the liability balance are recorded as a charge or credit to policyowner benefits.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

GMABs and GMWBs are considered to be derivatives under FASB ASC Topic 815 and are recorded at fair value through earnings.  The Company records GMAB and GMWB liabilities in its consolidated balance sheets as part of contractholder deposit funds and other policy liabilities.  The net balance of GMABs and GMWBs constituted a liability in the amount of $2.3 million and $250.5 million at December 31, 2010 and 2009, respectively. The Company includes the following unobservable inputs in its calculation of the embedded derivative:

Actively-Managed Volatility Adjustments – This component incorporates the basis differential between the observable implied volatilities for each index and the actively-managed funds underlying the variable annuity product.  The adjustment is based on historical actively-managed fund volatilities and historical weighted-average index volatilities.

Credit Standing Adjustment – This component makes an adjustment that market participants would make to reflect the non-performance risk associated with the embedded derivatives.  The adjustment is based on the published credit spread for insurance companies with a rating equal to the rating of the Company.

Behavior Risk Margin – This component adds a margin that market participants would require for the risk that the Company’s best estimate policyholder behavior assumptions could differ from actual experience.  This risk margin is determined by taking the difference between the fair value based on adverse policyholder behavior assumptions and the fair value based on best estimate policyholder behavior assumptions, using assumptions the Company believes market participants would use in developing risk margins.

13. DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENT ASSET

The following roll-forward summarizes the change in DAC and SIA for the years ended December 31:

	2010	2009
Balance at January 1	$2,173,642	$2,862,401
Acquisition costs deferred related to continuing operations	241,182	398,880
Amortized to expense of continuing operations during the year (1)	(732,265)	(1,013,681)
Adjustments related to discontinued operations	-	(73,958)
Balance at December 31	$1,682,559	$2,173,642

(1)	Includes interest, unlocking, and loss recognition components of amortization expense.

Please see Note 1 of the Company’s consolidated financial statements for information regarding the deferral and amortization methodologies related to DAC and SIA.  The Company tested its DAC and SIA for future recoverability and determined that the assets were not impaired at December 31, 2010.

The Company wrote down DAC and SIA by $126.0 million and $326.9 million as a result of loss recognition related to certain annuity products for the years ended December 31, 2010 and 2009, respectively.  Of the $126.0 million charge for loss recognition in 2010, $117.7 million related to DAC and was reported as amortization of DAC.  The remaining $8.3 million related to SIA and was reported as a component of interest credited in the Company’s consolidated statement of operations.  The $326.9 million charge for loss recognition in 2009 was reported as a component of amortization of DAC in the Company’s consolidated statement of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

14. VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

The following roll-forward summarizes the change in VOBA and VOCRA for the years ended December 31:

	2010	2009
Balance at January 1	$168,845	$179,825
Amortized to expense during the year	(33,860)	(10,980)
Balance at December 31	$134,985	$168,845

Please see Note 1 of the Company’s consolidated financial statements for information regarding the amortization methodologies related to VOBA and VOCRA.  The Company tested its VOBA and VOCRA assets for future recoverability and determined that these assets were not impaired at December 31, 2010.

The Company tested the VOCRA asset for impairment in the fourth quarter of 2009 and determined that the fair value of VOCRA was lower than its carrying value.  Accordingly, the Company decreased the carrying value of VOCRA and recorded an impairment charge of $2.6 million for the year ended December 31, 2009.  The impairment charge is included in amortization expense in the consolidated statements of operations and allocated in the Group Protection segment.

15. CONSOLIDATING FINANCIAL INFORMATION

The following consolidating financial statements are provided in compliance with Regulation S-X of the SEC and in accordance with SEC Rule 12h-5.

The Company’s wholly-owned subsidiary, SLNY, sells, among other products, combination fixed and variable annuity contracts (the “Contracts”) in the state of New York.  These Contracts contain a fixed investment option, where interest is paid at a guaranteed rate for a specified period of time, and withdrawals made before the end of the specified period may be subject to a market value adjustment that can increase or decrease the amount of the withdrawal proceeds (the “fixed investment option period”).  Effective September 27, 2007, the Company provided a full and unconditional guarantee (the “guarantee”) of SLNY’s obligation related to the Contracts’ fixed investment option period related to policies currently in-force or sold on or after September 30, 2007.  The guarantee relieves SLNY of its obligation to file annual, quarterly, and current reports with the SEC on Form 10-K, Form 10-Q and Form 8-K.

In the following presentation of consolidating financial statements, the term "SLUS as Parent" is used to denote the Company as a stand-alone entity, isolated from its subsidiaries and the term “Other Subs” is used to denote the Company's other subsidiaries, with the exception of SLNY.  All consolidating financial statements are presented in thousands.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Operations
For the Year Ended December 31, 2010

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Revenues

Premiums and annuity considerations	$16,680	$119,495	$-	$-	$136,175
Net investment income(1)	1,269,106	118,138	2,966	-	1,390,210
Net derivative (loss) income	(161,975)	12,685	-	-	(149,290)
Net realized investment gains (losses), excluding impairment losses on available-for-sale securities	26,848	827	(724)	-	26,951
Other-than-temporary impairment losses(2)	(735)	(150)	-	-	(885)
Fee and other income	481,606	19,433	9,988	-	511,027

Total revenues	1,631,530	270,428	12,230	-	1,914,188

Benefits and expenses
				-
Interest credited	342,977	57,924	947	-	401,848
Interest expense	51,334	455	-	-	51,789
Policyowner benefits	161,979	77,590	225	-	239,794
Amortization of DAC, VOBA and VOCRA	606,896	90,206	-	-	697,102
Other operating expenses	268,798	39,938	9,434	-	318,170

Total benefits and expenses	1,431,984	266,113	10,606	-	1,708,703

Income before income tax expense	199,546	4,315	1,624	-	205,485

Income tax expense	69,993	643	575	-	71,211
Equity in the net income of subsidiaries	4,721	-	-	(4,721)	-

Net income	$134,274	$3,672	$1,049	$(4,721)	$134,274

(1)
SLUS as Parent’s and SLNY’s net investment income includes an increase in market value of trading fixed maturity securities of $640.2 million, and $34.0 million, respectively, for the year ended December 31, 2010, related to the Company’s trading securities.  Other Subs’ net investment income does not include changes in market value of trading fixed maturity securities.

(2)      SLUS as Parent’s and SLNY’s OTTI losses for the year ended December 31, 2010 represent impairments related to credit loss.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Operations
For the Year Ended December 31, 2009

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Revenues

Premiums and annuity considerations	$14,374	$119,872	$-	$-	$134,246
Net investment income (1)	2,345,022	233,216	4,069	-	2,582,307
Net derivative (loss) income	(62,600)	22,698	-	-	(39,902)
Net realized investment losses, excluding impairment losses on available-for-sale securities	(30,129)	(2,815)	(3,731)	-	(36,675)
Other-than-temporary impairment losses (2)	(4,450)	(181)	(203)	-	(4,834)
Fee and other income	375,570	5,103	5,163	-	385,836

Total revenues	2,637,787	377,893	5,298	-	3,020,978

Benefits and expenses
				-
Interest credited	336,754	47,855	1,159	-	385,768
Interest expense	39,035	745	-	-	39,780
Policyowner benefits	36,409	78,231	(4,201)	-	110,439
Amortization of DAC, VOBA and VOCRA	917,129	107,532	-	-	1,024,661
Other operating expenses	201,205	42,368	4,583	-	248,156

Total benefits and expenses	1,530,532	276,731	1,541	-	1,808,804

Income before income tax expense	1,107,255	101,162	3,757	-	1,212,174

Income tax expense	305,150	29,650	849	-	335,649
Equity in the net income of subsidiaries	179,391	-	-	(179,391)	-
Net income from continuing operations	981,496	71,512	2,908	(179,391)	876,525
Income from discontinued operations, net of tax	-	-	104,971	-	104,971

Net income	$981,496	$71,512	$107,879	$(179,391)	$981,496
(1)
SLUS as parent’s, SLNY’s and Other Subs’ net investment income includes an increase in market value of trading fixed maturity securities of $1,913.3 million, $173.4 million and $0.0 million, respectively, for the year ended December 31, 2009.

(2)      SLUS’, SLNY’s and Other Subs’ OTTI losses for the year ended December 31, 2009 represent impairments related to credit loss.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Operations
For the Year Ended December 31, 2008

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Revenues

Premiums and annuity considerations	$16,066	$106,667	$-	$-	$122,733
Net investment (loss) income (1)	(1,862,501)	(112,508)	4,641	-	(1,970,368)
Net derivative loss (2)	(573,399)	(32,059)	-	-	(605,458)
Net realized investment gains, excluding impairment losses on available-for-sale securities	3,439	340	22	-	3,801
Other-than-temporary impairment losses	(25,291)	(11,326)	(5,247)	-	(41,864)
Fee and other income	436,075	9,681	4,235	-	449,991

Total revenues	(2,005,611)	(39,205)	3,651	-	(2,041,165)

Benefits and expenses

Interest credited	483,769	45,129	2,378	-	531,276
Interest expense	60,887	(602)	-	-	60,285
Policyowner benefits	306,404	80,789	3,900	-	391,093
Amortization of DAC, VOBA and VOCRA(3)	(963,422)	(82,218)	-	-	(1,045,640)
Goodwill impairment	658,051	37,788	5,611	-	701,450
Other operating expenses	214,654	44,725	2,440	-	261,819

Total benefits and expenses	760,343	125,611	14,329	-	900,283

Loss before income tax benefit	(2,765,954)	(164,816)	(10,678)	-	(2,941,448)

Income tax benefit	(772,699)	(41,418)	(1,826)	-	(815,943)
Equity in the net loss of subsidiaries	(241,586)	-	-	241,586	-

Net loss from continuing operations	(2,234,841)	(123,398)	(8,852)	241,586	(2,125,505)

Loss from discontinued operations, net of tax	-	-	(109,336)	-	(109,336)

Net loss	$(2,234,841)	$(123,398)	$(118,188)	$241,586	$(2,234,841)

(1)
SLUS as parent’s and SLNY’s net investment (loss) income includes a decrease in market value of trading fixed maturity securities of $2,448.8 million and $154.9 million, respectively, for the year ended December 31, 2008.

(2)
SLUS’ and SLNY’s net derivative loss for the year ended December 31, 2008 includes $165.8 million and $0.3 million, respectively, of income related to the Company’s adoption of FASB ASC Topic 820, which is further discussed in Note 5.

(3)
SLUS’ and SLNY’s amortization of DAC, VOBA, and VOCRA for year ended December 31, 2008 includes $3.0 million and $0.2 million, respectively, of expenses related to the Company’s adoption of FASB ASC Topic 820, which is further discussed in Note 5 to the Company’s consolidated financial statements.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands except per share data)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Balance Sheets at December 31, 2010

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company
ASSETS

Investments
Available-for-sale fixed maturity securities, at fair value	$1,193,875	$246,944	$55,104	$-	$1,495,923
Trading fixed maturity securities, at fair value	9,911,284	1,555,834	-	-	11,467,118
Mortgage loans	1,531,545	176,518	29,465	-	1,737,528
Derivative instruments – receivable	198,064	-	-	-	198,064
Limited partnerships	41,622	-	-	-	41,622
Real estate	161,800	-	52,865	-	214,665
Policy loans	695,607	1,217	20,584	-	717,408
Other invested assets	19,588	7,868	-	-	27,456
Short-term investments	813,745	18,994	-	-	832,739
Cash and cash equivalents	647,579	72,978	15,766	-	736,323
Investment in subsidiaries	559,344	-	-	(559,344)	-
Total investments and cash	15,774,053	2,080,353	173,784	(559,344)	17,468,846

Accrued investment income	165,841	21,130	1,815	-	188,786
Deferred policy acquisition costs and sales inducement asset	1,571,768	110,791	-	-	1,682,559
Value of business and customer renewals acquired	130,546	4,439	-	-	134,985
Net deferred tax asset	378,078	12,057	4,162	-	394,297
Goodwill	-	7,299	-	-	7,299
Receivable for investments sold	5,166	162	-	-	5,328
Reinsurance receivable	2,184,487	162,522	77	-	2,347,086
Other assets	93,755	31,729	2,918	(2,873)	125,529
Separate account assets	25,573,382	1,265,464	41,575	-	26,880,421

Total assets	$45,877,076	$3,695,946	$224,331	$(562,217)	$49,235,136

LIABILITIES

Contractholder deposit funds and other policy liabilities	$12,991,306	$1,577,556	$24,366	$-	$14,593,228
Future contract and policy benefits	732,368	116,946	200	-	849,514
Payable for investments purchased	44,723	104	-	-	44,827
Accrued expenses and taxes	49,224	4,612	1,665	(2,873)	52,628
Debt payable to affiliates	783,000	-	-	-	783,000
Reinsurance payable	1,995,083	236,718	34	-	2,231,835
Derivative instruments – payable	362,023	-	-	-	362,023
Other liabilities	193,363	66,118	25,575	-	285,056
Separate account liabilities	25,573,382	1,265,464	41,575	-	26,880,421

Total liabilities	42,724,472	3,267,518	93,415	(2,873)	46,082,532

STOCKHOLDER’S EQUITY

Common stock	$6,437	$2,100	$2,542	$(4,642)	$6,437
Additional paid-in capital	3,928,246	389,963	108,450	(498,413)	3,928,246
Accumulated other comprehensive income	46,553	1,977	1,707	(3,684)	46,553
(Accumulated deficit) retained earnings	(828,632)	34,388	18,217	(52,605)	(828,632)

Total stockholder’s equity	3,152,604	428,428	130,916	(559,344)	3,152,604

Total liabilities and stockholder’s equity	$45,877,076	$3,695,946	$224,331	$(562,217)	$49,235,136

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands except in share data)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Balance Sheets at December 31, 2009

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company
ASSETS

Investments
Available-for-sale fixed maturity securities, at fair value	$959,156	$164,158	$52,202	$-	$1,175,516
Trading fixed maturity securities, at fair value	9,724,195	1,406,327	-	-	11,130,522
Mortgage loans	1,736,358	161,498	14,105	-	1,911,961
Derivative instruments – receivable	259,227	-	-	-	259,227
Limited partnerships	51,656	-	-	-	51,656
Real estate	158,170	-	44,107	-	202,277
Policy loans	700,974	270	21,346	-	722,590
Other invested assets	46,410	542	469	-	47,421
Short-term investments	1,208,320	58,991	-	-	1,267,311
Cash and cash equivalents	1,616,991	175,322	11,895	-	1,804,208
Investment in subsidiaries	518,560	-	-	(518,560)	-
Total investments and cash	16,980,017	1,967,108	144,124	(518,560)	18,572,689

Accrued investment income	211,725	17,051	1,815	-	230,591
Deferred policy acquisition costs and sales inducement asset	1,989,676	183,966	-	-	2,173,642
Value of business and customer renewals acquired	163,079	5,766	-	-	168,845
Net deferred tax asset	539,323	5,830	4,611	-	549,764
Goodwill	-	7,299	-	-	7,299
Receivable for investments sold	11,969	642	-	-	12,611
Reinsurance receivable	2,232,651	117,460	96	-	2,350,207
Other assets	114,177	69,161	1,975	(1,350)	183,963
Separate account assets	22,293,989	989,939	42,395	-	23,326,323

Total assets	$44,536,606	$3,364,222	$195,016	$(519,910)	$47,575,934

LIABILITIES

Contractholder deposit funds and other policy liabilities	$15,078,201	$1,605,038	$26,350	$-	$16,709,589
Future contract and policy benefits	716,176	99,255	207	-	815,638
Payable for investments purchased	87,554	577	-	-	88,131
Accrued expenses and taxes	51,605	10,202	1,446	(1,350)	61,903
Debt payable to affiliates	883,000	-	-	-	883,000
Reinsurance payable	2,040,864	190,863	37	-	2,231,764
Derivative instruments – payable	572,910	-	-	-	572,910
Other liabilities	205,855	48,608	25,761	-	280,224
Separate account liabilities	22,293,989	989,939	42,395	-	23,326,323

Total liabilities	41,930,154	2,944,482	96,196	(1,350)	44,969,482

STOCKHOLDER’S EQUITY

Common stock	$6,437	$2,100	$2,542	$(4,642)	$6,437
Additional paid-in capital	3,527,677	389,963	78,409	(468,372)	3,527,677
Accumulated other comprehensive income (loss)	35,244	(3,039)	701	2,338	35,244
(Accumulated deficit) retained earnings	(962,906)	30,716	17,168	(47,884)	(962,906)

Total stockholder’s equity	2,606,452	419,740	98,820	(518,560)	2,606,452

Total liabilities and stockholder’s equity	$44,536,606	$3,364,222	$195,016	$(519,910)	$47,575,934

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow
For the Year Ended December 31, 2010

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Operating Activities:
Net income	$134,274	$3,672	$1,049	$(4,721)	$134,274
Adjustments to reconcile net income to net cash provided by operating activities:				-
Net amortization of premiums on investments	24,690	4,787	1,085	-	30,562
Amortization of DAC, VOBA and VOCRA	606,896	90,206	-	-	697,102
Depreciation and amortization	4,418	312	953	-	5,683
Net loss (gain) on derivatives	54,168	(12,685)	-	-	41,483
Net realized (gains) losses and OTTI credit losses on available-for-sale investments	(26,113)	(677)	724	-	(26,066)
Net increase in fair value of trading investments	(640,222)	(34,001)	-	-	(674,223)
Net realized losses (gains) on trading investments	80,910	(13,633)	-	-	67,277
Undistributed loss on private equity limited partnerships	2,339	-	-	-	2,339
Interest credited to contractholder deposits	342,977	57,924	947	-	401,848
Deferred federal income taxes	158,398	(8,928)	(93)	-	149,377
Equity in net income of subsidiaries	(4,721)			4,721	-
Changes in assets and liabilities:
Additions to DAC, SIA, VOBA and VOCRA	(167,199)	(17,796)	-	-	(184,995)
Accrued investment income	45,884	(4,079)	-	-	41,805
Net change in reinsurance receivable/payable	124,563	5,328	16	-	129,907
Future contract and policy benefits	16,192	17,691	(7)	-	33,876
Other, net	(24,455)	42,324	(838)	-	17,031

Net cash provided by operating activities	732,999	130,445	3,836	-	867,280

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	402,623	79,623	15,841	-	498,087
Trading fixed maturity securities	3,395,725	775,025	-	-	4,170,750
Mortgage loans	263,612	13,107	3,050	(30,486)	249,283
Real estate	-	1,000	2,010	(3,010)	-
Other invested assets	(317,388)	1,244	501	-	(315,643)
Purchases of:
Available-for-sale fixed maturity securities	(602,891)	(152,468)	(16,388)	-	(771,747)
Trading fixed maturity securities	(3,060,145)	(886,403)	-	-	(3,946,548)
Mortgage loans	(66,252)	(34,190)	(31,712)	30,486	(101,668)
Real estate	(6,818)	-	(1,066)	3,010	(4,874)
Other invested assets	(63,798)	(1,200)	-	-	(64,998)
Net change in policy loans	5,367	(947)	762	-	5,182
Net change in short-term investments	394,575	39,997	-	-	434,572

Net cash provided by (used in) investing activities	$344,610	$(165,212)	$(27,002)	$-	$152,396

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow (continued)
For the Year Ended December 31, 2010

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$1,043,300	$173,714	$-	$-	$1,217,014
Withdrawals from contractholder deposit funds	(3,354,527)	(248,878)	(2,930)	-	(3,606,335)
Repayment of debt	(100,000)	-	-	-	(100,000)
Capital contribution to subsidiaries	(30,041)	-	-	30,041	-
Capital contribution from Parent	400,000	-	30,041	(30,041)	400,000
Other, net	(5,753)	7,587	(74)	-	1,760

Net cash (used in) provided by financing activities	(2,047,021)	(67,577)	27,037	-	(2,087,561)

Net change in cash and cash equivalents	(969,412)	(102,344)	3,871	-	(1,067,885)

Cash and cash equivalents, beginning of year	1,616,991	175,322	11,895	-	1,804,208

Cash and cash equivalents, end of year	$647,579	$72,978	$15,766	$-	$736,323

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow
For the Year Ended December 31, 2009

	SLUS As Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Operating Activities:
Net income from operations	$981,496	$71,512	$107,879	$(179,391)	$981,496
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net amortization of premiums on investments	(203)	(605)	119	-	(689)
Amortization of DAC, VOBA and VOCRA	917,129	107,532	-	-	1,024,661
Depreciation and amortization	4,355	337	843	-	5,535
Net gain on derivatives	(73,343)	(22,698)	-	-	(96,041)
Net realized losses and OTTI credit losses on available-for-sale investments	34,579	2,996	3,934	-	41,509
Net increase in fair value of trading investments	(1,913,351)	(173,389)	-	-	(2,086,740)
Net realized losses on trading investments	357,470	9,867	-	-	367,337
Undistributed loss on private equity limited partnerships	9,207	-	-	-	9,207
Interest credited to contractholder deposits	336,754	47,855	1,159	-	385,768
Goodwill impairment	-	-	-	-	-
Equity in net income of subsidiaries	(179,391)	-	-	179,391	-
Deferred federal income taxes	290,478	6,256	(1,126)	-	295,608
Changes in assets and liabilities:
Additions to DAC, SIA, VOBA and VOCRA	(301,255)	(45,645)	-	-	(346,900)
Accrued investment income	38,445	(1,825)	116	-	36,736
Net change in reinsurance receivable/payable	195,092	19,060	(4,515)	-	209,637
Future contract and policy benefits	(131,052)	5,280	(220)	-	(125,992)
Dividends received from subsidiaries	100,000	-	-	(100,000)	-
Other, net	(90,229)	(153,878)	738	-	(243,369)
Adjustment related to discontinued operations	-	-	(288,018)	-	(288,018)

Net cash provided by (used in) operating activities	576,181	(127,345)	(179,091)	(100,000)	169,745

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	86,619	21,303	5,556	-	113,478
Trading fixed maturity securities	1,673,886	333,236	98,233	(8,301)	2,097,054
Mortgage loans	149,414	12,456	15	(18,392)	143,493
Real estate	-	-	-	-	-
Other invested assets	(209,135)	1,587	-	-	(207,548)
Purchases of:
Available-for-sale fixed maturity securities	(342,313)	(4,515)	(311)	-	(347,139)
Trading fixed maturity securities	(226,389)	(587,134)	(62,088)	8,301	(867,310)
Mortgage loans	(12,602)	(4,875)	(18,433)	18,392	(17,518)
Real estate	(3,819)	-	(883)	-	(4,702)
Other invested assets	(106,277)	-	-	-	(106,277)
Net change in other investments	(178,590)	(4,922)	-	-	(183,512)
Net change in policy loans	3,574	(114)	3,357	-	6,817
Net change in short-term investments	(739,502)	56,978	(40,297)	-	(722,821)

Net cash provided by (used in) investing activities	$94,866	$(176,000)	$(14,851)	$-	$(95,985)

Continued on next page

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONDSENSED CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow (continued)
For the Year Ended December 31, 2009

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$2,298,455	$473,137	$24,347	$-	$2,795,939
Withdrawals from contractholder deposit funds	(2,752,493)	(252,351)	(6,655)	-	(3,011,499)
Capital contribution to subsidiaries	(58,910)	-	-	58,910	-
Debt proceeds	-	-	200,000	-	200,000
Capital contribution from parent	748,652	-	58,910	(58,910)	748,652
Dividends paid to parent	-	-	(100,000)	100,000	-
Other, net	(23,278)	(4,108)	74	-	(27,312)

Net cash provided by financing activities	212,426	216,678	176,676	100,000	705,780

Net change in cash and cash equivalents	883,473	(86,667)	(17,266)	-	779,540

Cash and cash equivalents, beginning of year	733,518	261,989	29,161	-	1,024,668

Cash and cash equivalents, end of year	$1,616,991	$175,322	$11,895	$-	$1,804,208

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow
For the Year Ended December 31, 2008

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Operating Activities:
Net loss from operations	$(2,234,841)	$(123,398)	$(118,188)	$241,586	$(2,234,841)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Net amortization of premiums on investments	27,009	2,663	199	-	29,871
Amortization of DAC, VOBA and VOCRA	(963,422)	(82,218)	-	-	(1,045,640)
Depreciation and amortization	5,478	311	922	-	6,711
Net loss on derivatives	522,838	32,059	1	-	554,898
Net realized losses on available-for-sale investments	21,852	10,986	5,225	-	38,063
Net decrease in fair value of trading investments	2,448,822	154,926	-	-	2,603,748
Net realized losses on trading investments	324,369	30,622	-	-	354,991
Undistributed income on private equity limited partnerships	(9,796)	-	-	-	(9,796)
Interest credited to contractholder deposits	483,769	45,129	2,378	-	531,276
Goodwill impairment	658,051	37,788	5,611	-	701,450
Equity in net loss of subsidiaries	241,586	-	-	(241,586)	-
Deferred federal income taxes	(680,276)	(15,318)	(2,843)	-	(698,437)
Changes in assets and liabilities:
Additions to DAC, SIA, VOBA and VOCRA	(254,761)	(27,648)	-	-	(282,409)
Accrued investment income	18,562	19	(502)	-	18,079
Net reinsurance receivable/payable	145,172	66,699	4,411	-	216,282
Future contract and policy benefits	140,571	898	189	-	141,658
Other, net	29,356	122,486	(2,452)	-	149,390
Adjustment related to discontinued operations	-	-	4,315	-	4,315

Net cash provided by (used in) operating activities	924,339	256,004	(100,734)	-	1,079,609

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	89,468	6,440	5,849	-	101,757
Trading fixed maturity securities	1,469,669	194,980	143,849	-	1,808,498
Mortgage loans	258,736	15,202	20,672	-	294,610
Real estate	1,141	-	-	-	1,141
Other invested assets	629,692	64,482	(2,017)	-	692,157
Purchases of:
Available-for-sale fixed maturity securities	(107,709)	(14,027)	(7,738)	-	(129,474)
Trading fixed maturity securities	(1,005,670)	(258,714)	(910,759)	-	(2,175,143)
Mortgage loans	(23,285)	(16,650)	(19,000)	-	(58,935)
Real estate	(5,055)	-	(359)	-	(5,414)
Other invested assets	(122,447)	-	-	-	(122,447)
Net change in other investments	(285,810)	(64,154)	-	-	(349,964)
Net change in policy loans	(18,449)	(38)	1,713	-	(16,774)
Net change in short-term investments	(468,818)	(115,969)	(14,694)	-	(599,481)

Net cash provided by (used in) investing activities	$411,463	$(188,448)	$(782,484)	$-	$(559,469)

Continued on next page

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow (continued)
For the Year Ended December 31, 2008

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$1,744,752	$330,909	$114,438	$-	$2,190,099
Withdrawals from contractholder deposit funds	(3,262,864)	(348,243)	(5,351)	-	(3,616,458)
Additional capital contribution to subsidiaries	(150,000)	-	-	150,000	-
Debt proceeds	60,000	-	115,000	-	175,000
Repayments of debt	(122,000)	-	-	-	(122,000)
Capital contribution from parent	725,000	150,000	-	(150,000)	725,000
Other, net	(12,666)	(4,134)	(14)	-	(16,814)

Net cash (used in) provided by financing activities	(1,017,778)	128,532	224,073	-	(665,173)

Net change in cash and cash equivalents	318,024	196,088	(659,145)	-	(145,033)

Cash and cash equivalents, beginning of year	415,494	65,901	688,306	-	1,169,701

Cash and cash equivalents, end of year	$733,518	$261,989	$29,161	$-	$1,024,668

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

16. SEGMENT INFORMATION

As described below, the Company conducts business primarily in three operating segments and maintains a Corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets, including allocated capital, by line of business.  Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management segment markets, sells and administers funding agreements, individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.  Additionally, the Company consolidates the CARS Trust as a component of the Wealth Management segment.

Individual Protection

The Individual Protection segment markets, sells and administers a variety of life insurance products sold to individuals and corporate owners of life insurance.  The products include whole life, UL and variable life products.

Group Protection

The Group Protection segment markets, sells and administers group life, group long-term disability, group short-term disability, group dental and group stop loss insurance products to small and mid-size employers in the State of New York through SLNY.

Corporate

The Corporate segment includes the unallocated capital of the Company, its debt financing and items not otherwise attributable to the other segments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

16. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the Company’s four segments:

Year ended December 31, 2010

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$1,760,979	$66,425	$127,104	$(40,320)	$1,914,188
Total benefits and expenses	1,514,754	68,585	106,346	19,018	1,708,703
Income (loss) before income tax expense (benefit)	246,225	(2,160)	20,758	(59,338)	205,485

Net income (loss)	$162,975	$(1,204)	$13,508	$(41,005)	$134,274

Separate account assets	$19,685,774	$7,194,647	$-	$-	$26,880,421
General account assets	19,453,702	2,067,064	181,482	652,467	22,354,715
Total assets	$39,139,476	$9,261,711	$181,482	$652,467	$49,235,136

Year ended December 31, 2009

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$2,823,029	$71,718	$135,242	$(9,011)	$3,020,978
Total benefits and expenses	1,623,582	40,477	119,134	25,611	1,808,804
Income (loss) from continuing operations before income tax expense (benefit)	1,199,447	31,241	16,108	(34,622)	1,212,174

Income from continuing operations	798,360	10,155	10,470	57,540	876,525

Income from discontinued operations, net of tax	-	104,971	-	-	104,971

Net income	$798,360	$115,126	$10,470	$57,540	$981,496

Separate account asset	$16,396,394	$6,929,928	$-	$-	$23,326,323
General account assets	21,323,702	1,997,532	172,648	755,730	24,249,612
Total assets	$37,720,096	$8,927,460	$172,648	$755,730	$47,575,935

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

16. SEGMENT INFORMATION (CONTINUED)

Year ended December 31, 2008

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$(2,207,978)	$84,326	$102,827	$(20,340)	$(2,041,165)
Total benefits and expenses	645,665	120,197	111,097	23,324	900,283
Loss from continuing operations before income tax benefit	(2,853,643)	(35,871)	(8,270)	(43,664)	(2,941,448)

Loss from continuing operations	(2,017,095)	(12,884)	(5,335)	(90,191)	(2,125,505)

Loss from discontinued operations, net of tax	-	(109,336)	-	-	(109,336)

Net loss	$(2,017,095)	$(122,220)	$(5,335)	$(90,191)	$(2,234,841)

Separate account asset	12,149,690	8,382,034	-	-	20,531,724
General account assets	21,207,742	3,772,934	164,123	442,156	25,586,955
Total assets	$33,357,432	$12,154,968	$164,123	$442,156	$46,118,679

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

17.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  For the year ended December 31, 2008, the Company followed one permitted practice relating to the treatment of its deferred tax assets.  For the years ended December 31, 2010 and 2009, there were no permitted practices followed.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company’s statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries’ combined statutory capital and surplus and net loss were as follows:

	Unaudited for the Years Ended December 31,
	2010	2009	2008

Statutory capital and surplus	$ 2,234,153	$ 2,037,661	$ 1,949,215
Statutory net loss	$ (77,503)	$ (23,879)	$ (1,431,516)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

18. DIVIDEND RESTRICTIONS

The Company’s and its insurance company subsidiaries’ ability to pay dividends is subject to certain statutory restrictions.  The states in which the Company and its insurance company subsidiaries are domiciled have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  The Company is permitted to pay dividends up to a maximum of $188.0 million in 2011 without prior approval from the Delaware Commissioner of Insurance.

In 2010, 2009 and 2008, the Company did not pay any cash dividends to the Parent.  However in 2009, the Company distributed Sun Life Vermont’s net assets and issued and outstanding common stock, totaling $94.9 million in the form of a dividend to the Parent, with regulatory approval.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  SLNY is permitted to pay dividends up to a maximum of $29.6 million in 2011 without prior approval from the New York Commissioner of Insurance.  No dividends were paid by SLNY during 2010, 2009 or 2008.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve-month period would exceed the lesser of (i) ten percent of the insurance company’s surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company’s own securities.  INDY is permitted to pay dividends up to a maximum of $2.5 million in 2011 without prior approval from the Rhode Island Commissioner of Insurance.  No dividends were paid by INDY during 2010, 2009 or 2008.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

19. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31, were as follows:

	2010	2009	2008
Unrealized gains (losses) on available-for-sale fixed maturity securities that were temporarily impaired	$83,926	$67,970	$(111,099)
Unrealized losses on pension and other postretirement plan adjustments	-	-	(88,721)
Changes due to non-credit OTTI losses on available-for-sale fixed maturity securities	(12,304)	(13,748)	-
Deferred income tax (expense) benefit	(25,069)	(18,978)	69,936

Accumulated other comprehensive income (loss)	$46,553	$35,244	$(129,884)

20. COMMITMENTS AND CONTINGENCIES

Guaranty Funds

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Income Taxes

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends-received-deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  On May 30, 2010, the IRS issued an Industry Director Directive which makes it clear that IRS interpretations prior to Revenue Ruling 2007-54 should be followed until new regulations are issued.  New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope and application of new regulations.  The timing, substance and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives.  For the years ended December 31, 2010 and 2009, the Company recorded benefits of $11.5 million and $15.5 million, respectively, related to the separate account DRD.  The amounts recorded for the year ended December 31, 2010 included an adjustment of $3.2 million to reflect a reduced run rate of separate account DRD benefits following the filing of the 2009 tax return.

Litigation

The Company and its subsidiaries are parties to threatened or pending legal proceedings, including ordinary routine litigation incidental to their business, both as a defendant and as a plaintiff.  While it is not possible to predict the resolution of these proceedings, management believes, based upon currently available information, that the ultimate resolution of these matters will not be materially adverse to the Company's financial position, results of operations or cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

20. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company’s By-laws.  The Company believes any potential liability under these agreements is neither probable nor estimatable. Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities under operating leases with terms of up to five years.  As of December 31, 2010, minimum future lease payments under such leases were $40 thousand for 2011.  The Company does not have any lease commitments after 2011.

Total rental expense for the years ended December 31, 2010, 2009 and 2008 was $7.2 million, $6.9 million and $8.2 million, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participants of Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Master Extra, Sun Life Financial Masters Extra II, Sun Life Financial Masters Choice, Sun Life Financial Masters Choice II, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters Flex II, Sun Life Financial Masters IV, and Sun Life Financial Masters VII Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”):

We have audited the accompanying statements of assets and liabilities of AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account, AllianceBernstein VPS International Growth Portfolio (Class B) Sub-Account, AllianceBernstein VPS International Value Portfolio (Class B) Sub-Account, BlackRock Global Allocation V.I. Class III Sub-Account, Columbia Marsico 21st Century Fund, Variable Series Class A Sub-Account, Columbia Marsico 21st Century Fund, Variable Series Class B Sub-Account, Columbia Marsico Growth Fund, Variable Series Class A Sub-Account, Columbia Marsico Growth Fund, Variable Series Class B Sub-Account, Columbia Marsico International Opportunity Fund, Variable Series Class B Sub-Account, Columbia Small Cap Value Fund, Variable Series Class B Sub-Account, Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account, Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account, First Eagle Overseas Variable Fund Sub-Account, Franklin Templeton VIP Founding Funds Allocation Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Developing Markets Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account, Huntington VA Balanced Fund Sub-Account, Huntington VA Dividend Capture Sub-Account, Huntington VA Growth Sub-Account, Huntington VA Income Equity Sub-Account, Huntington VA International Equity Sub-Account, Huntington VA Macro 100 Sub-Account, Huntington VA Mid Corp America Sub-Account, Huntington VA Mortgage Securities Sub-Account, Huntington VA New Economy Sub-Account, Huntington VA Real Strategies Fund Sub-Account, Huntington VA Rotating Markets Sub-Account, Huntington VA Situs Fund Sub-Account, Invesco Van Kampen V.I. Comstock Fund Series II Sub-Account, Invesco Van Kampen V.I. Equity and Income Fund Series II Sub-Account, Invesco Van Kampen V.I. Mid Cap Value Fund Series II Sub-Account, Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account, Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account, Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account, MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account, MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account, MFS VIT II Bond Portfolio I Class Sub-Account, MFS VIT II Bond Portfolio S Class Sub-Account, MFS VIT II Core Equity Portfolio I Class Sub-Account, MFS VIT II Core Equity Portfolio S Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account, MFS VIT II Global Governments Portfolio I Class Sub-Account, MFS VIT II Global Governments Portfolio S Class Sub-Account, MFS VIT II Global Growth Portfolio I Class Sub-Account, MFS VIT II Global Growth Portfolio S Class Sub-Account, MFS VIT II Global Research Portfolio I Class Sub-Account, MFS VIT II Global Research Portfolio S Class Sub-Account, MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account, MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account, MFS VIT II Government Securities Portfolio I Class Sub-Account, MFS VIT II Government Securities Portfolio S Class Sub-Account, MFS VIT II Growth Portfolio I Class Sub-Account, MFS VIT II Growth Portfolio S Class Sub-Account, MFS VIT II High Yield Portfolio I Class Sub-Account, MFS VIT II High Yield Portfolio S Class Sub-Account, MFS VIT II International Growth Portfolio I Class Sub-Account, MFS VIT II International Growth Portfolio S Class Sub-Account, MFS VIT II International Value Portfolio I Class Sub-Account, MFS VIT II International Value Portfolio S Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account, MFS VIT II Mid Cap Growth Portfolio I Class Sub-Account, MFS VIT II Mid Cap Growth Portfolio S Class Sub-Account, MFS VIT II Money Market Portfolio I Class Sub-Account, MFS VIT II Money Market Portfolio S Class Sub-Account, MFS VIT II New Discovery Portfolio I Class Sub-Account, MFS VIT II New Discovery Portfolio S Class Sub-Account, MFS VIT II Research International Portfolio I Class Sub-Account, MFS VIT II Research International Portfolio S Class Sub-Account, MFS VIT II Strategic Income Portfolio I Class Sub-Account, MFS VIT II Strategic Income Portfolio S Class Sub-Account, MFS VIT II Technology Portfolio I Class Sub-Account, MFS VIT II Technology Portfolio S Class Sub-Account, MFS VIT II Total Return Portfolio I Class Sub-Account, MFS VIT II Total Return Portfolio S Class Sub-Account, MFS VIT II Utilities Portfolio I Class Sub-Account, MFS VIT II Utilities Portfolio S Class Sub-Account, MFS VIT II Value Portfolio I Class Sub-Account, MFS VIT II Value Portfolio S Class Sub-Account, Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account, Oppenheimer Balanced Fund/VA (Service Shares) Sub-Account, Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub-Account, Oppenheimer Global Securities Fund/VA (Service Shares) Sub-Account, Oppenheimer Main Street Fund/VA (Service Shares) Sub-Account, Oppenheimer Main Street Small Cap Fund/VA (Service Shares) Sub-Account, PIMCO VIT All Asset Portfolio Admin Class Sub-Account, PIMCO VIT CommodityRealReturn Strategy Portfolio Admin Class Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account, PIMCO VIT Global Multi-Asset Portfolio Advisor Class Sub-Account, PIMCO VIT Real Return Portfolio Admin Class Sub-Account, PIMCO VIT Total Return Portfolio Admin Class Sub-Account, SC AllianceBernstein International Value Fund (Service Class) Sub-Account, SC BlackRock Inflation Protected Bond Fund (Service Class) Sub-Account, SC BlackRock International Index Fund Service Sub-Account, SC BlackRock Large Cap Index Fund (Service Class) Sub-Account, SC BlackRock Small Cap Index Fund (Service Class) Sub-Account, SC Columbia Small Cap Value Fund Service Sub-Account, SC Davis Venture Value Fund (Service Class) Sub-Account, SC Goldman Sachs Mid Cap Value Fund (Initial Class) Sub-Account, SC Goldman Sachs Mid Cap Value Fund (Service Class) Sub-Account, SC Goldman Sachs Short Duration Fund (Initial Class) Sub-Account, SC Goldman Sachs Short Duration Fund (Service Class) Sub-Account, SC Ibbotson Balanced Fund (Service Class) Sub-Account, SC Ibbotson Conservative Fund (Service Class) Sub-Account, SC Ibbotson Growth Fund (Service Class) Sub-Account, SC Invesco Small Cap Growth Fund (Service Class) Sub-Account, SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account, SC Lord Abbett Growth & Income Fund (Service Class) Sub-Account, SC PIMCO High Yield Fund (Service Class) Sub-Account, SC PIMCO Total Return Fund (Service Class) Sub-Account, SC WMC Blue Chip Mid Cap Fund (Service Class) Sub-Account, SC WMC Large Cap Growth Fund (Service Class) Sub-Account, Sun Capital Global Real Estate Fund (Initial Class) Sub-Account, Sun Capital Global Real Estate Fund (Service Class) Sub-Account, Sun Capital Investment Grade Bond Fund (Service Class) Sub-Account, Sun Capital Money Market Fund (Service Class) Sub-Account, Wanger Select Fund Sub-Account, and Wanger USA Sub-Account of Sun Life of Canada (U.S.) Variable Account F (collectively the "Sub-Accounts"), as of December 31, 2010, and the related statements of operations and the statements of changes in net assets for each of the periods presented.  These financial statements are the responsibility of the Sponsor’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the mutual fund companies.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2010, and the results of their operations and the changes in their net assets for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 22, 2011

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2010
Assets:	Shares	Cost	Value
Investments at fair value:
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AVB)	4,706,881	$ 45,197,461	$ 53,564,306
AllianceBernstein VPS International Growth Portfolio (Class B) Sub-Account (AN4)	514,921	8,010,674	9,392,167
AllianceBernstein VPS International Value Portfolio (Class B) Sub-Account (IVB)	5,512,270	62,032,760	81,416,221
BlackRock Global Allocation V.I. Class III Sub-Account (9XX)	42,744,694	546,999,100	619,370,616
Columbia Marsico 21st Century Fund, Variable Series Class A Sub-Account (NMT)	3,452	41,279	41,663
Columbia Marsico 21st Century Fund, Variable Series Class B Sub-Account (MCC)	11,551,194	116,285,617	138,267,790
Columbia Marsico Growth Fund, Variable Series Class A Sub-Account (NNG)	6,333	111,039	130,018
Columbia Marsico Growth Fund, Variable Series Class B Sub-Account (CMG)	1,368,783	21,543,888	28,087,424
Columbia Marsico International Opportunity Fund, Variable Series Class B Sub-Account (NMI)	864,153	11,097,745	13,809,157
Columbia Small Cap Value Fund, Variable Series Class B Sub-Account (CSC)	753	11,951	13,175
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FVB)	3,815,081	46,279,575	58,332,583
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (FL1)	9,648,748	163,143,227	226,649,086
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F10)	650,495	6,050,160	6,869,231
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (F15)	2,985,020	30,152,964	31,790,466
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F20)	3,959,677	40,441,062	41,774,592
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (FVM)	5,558,514	148,743,090	178,595,063
First Eagle Overseas Variable Fund Sub-Account (SGI)	16,005,684	388,332,949	462,404,213
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2) Sub-Account (S17)	7,319,478	45,288,850	56,433,177
Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account (ISC)	7,339,773	100,618,038	108,775,441
Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class 2) Sub-Account (FVS)	2,743,684	34,799,885	44,584,867
Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account (SIC)	2,483,057	29,105,285	31,584,484
Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account (FMS)	16,907,178	244,812,430	269,669,492
Franklin Templeton VIP Templeton Developing Markets Securities Fund (Class 2) Sub-Account (TDM)	5,374,011	48,919,189	60,726,330
Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account (FTI)	19,150,561	281,588,805	273,661,513
Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account (FTG)	3,233,485	37,164,230	35,600,674
Huntington VA Balanced Fund Sub-Account (HBF)	721,879	8,799,556	9,572,118
Huntington VA Dividend Capture Sub-Account (HVD)	385,777	3,079,070	3,761,330
Huntington VA Growth Sub-Account (HVG)	104,458	714,418	815,820
Huntington VA Income Equity Sub-Account (HVI)	127,251	882,764	1,103,265
Huntington VA International Equity Sub-Account (HVE)	339,844	4,126,471	4,914,149

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
Huntington VA Macro 100 Sub-Account (HVM)	5,465	$ 38,665	$ 49,237
Huntington VA Mid Corp America Sub-Account (HVC)	73,086	927,789	1,289,234
Huntington VA Mortgage Securities Sub-Account (HVS)	437,651	5,005,140	5,028,611
Huntington VA New Economy Sub-Account (HVN)	30,770	308,499	389,238
Huntington VA Real Strategies Fund Sub-Account (HRS)	237,951	1,814,796	2,215,321
Huntington VA Rotating Markets Sub-Account (HVR)	109,910	1,098,226	1,220,000
Huntington VA Situs Fund Sub-Account (HSS)	306,059	3,479,488	4,587,826
Invesco Van Kampen V.I. Comstock Fund Series II Sub-Account (VLC)	2,111,891	19,922,392	24,645,773
Invesco Van Kampen V.I. Equity and Income Fund Series II Sub-Account (VKU)	2,080,494	25,167,122	29,230,936
Invesco Van Kampen V.I. Mid Cap Value Fund Series II Sub-Account (VKC)	457,064	4,964,858	5,813,854
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (LRE)	2,635,833	46,785,885	61,493,993
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (LA9)	2,898,273	39,960,398	50,951,635
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (LAV)	2,734,360	38,474,569	48,288,792
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MIT)	10,346,635	286,023,633	329,954,202
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MFL)	5,312,719	154,184,116	168,200,681
MFS VIT II Bond Portfolio I Class Sub-Account (BDS)	8,177,925	84,958,377	93,964,357
MFS VIT II Bond Portfolio S Class Sub-Account (MF7)	12,174,599	127,136,109	138,790,425
MFS VIT II Core Equity Portfolio I Class Sub-Account (RGS)	7,730,750	121,947,576	110,008,574
MFS VIT II Core Equity Portfolio S Class Sub-Account (RG1)	2,455,859	29,017,169	34,701,290
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (EME)	2,929,109	51,133,005	52,343,187
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (EM1)	1,906,444	27,423,294	33,610,615
MFS VIT II Global Governments Portfolio I Class Sub-Account (GGS)	2,515,389	27,120,283	27,669,281
MFS VIT II Global Governments Portfolio S Class Sub-Account (GG1)	283,270	2,955,071	3,073,483
MFS VIT II Global Growth Portfolio I Class Sub-Account (GGR)	4,217,621	51,366,622	68,578,524
MFS VIT II Global Growth Portfolio S Class Sub-Account (GG2)	247,571	3,464,164	4,005,692
MFS VIT II Global Research Portfolio I Class Sub-Account (RES)	7,199,126	115,572,013	138,439,191
MFS VIT II Global Research Portfolio S Class Sub-Account (RE1)	848,600	13,214,790	16,216,742
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (GTR)	5,884,192	91,030,239	83,555,530
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (GT2)	26,583,658	362,392,709	374,032,065
MFS VIT II Government Securities Portfolio I Class Sub-Account (GSS)	13,759,311	175,446,332	182,586,057
MFS VIT II Government Securities Portfolio S Class Sub-Account (MFK)	30,230,775	388,622,112	398,441,610
MFS VIT II Growth Portfolio I Class Sub-Account (EGS)	6,410,613	104,344,195	142,507,935
MFS VIT II Growth Portfolio S Class Sub-Account (MFF)	560,462	9,595,259	12,234,879
MFS VIT II High Yield Portfolio I Class Sub-Account (HYS)	16,751,274	92,780,714	99,837,593
MFS VIT II High Yield Portfolio S Class Sub-Account (MFC)	15,079,130	77,877,823	89,117,660
MFS VIT II International Growth Portfolio I Class Sub-Account (IGS)	4,834,265	70,370,220	66,954,565
MFS VIT II International Growth Portfolio S Class Sub-Account (IG1)	1,975,943	24,088,944	27,188,979
MFS VIT II International Value Portfolio I Class Sub-Account (MII)	3,562,297	62,493,472	55,536,209
MFS VIT II International Value Portfolio S Class Sub-Account (MI1)	12,487,130	196,657,403	192,676,418
The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MIS)	32,782,077	$ 322,890,565	$ 374,699,136
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (M1B)	5,615,125	56,155,336	63,675,518
MFS VIT II Mid Cap Growth Portfolio I Class Sub-Account (MCS)	4,147,508	22,645,592	24,926,521
MFS VIT II Mid Cap Growth Portfolio S Class Sub-Account (MC1)	2,559,441	11,803,976	15,075,107
MFS VIT II Money Market Portfolio I Class Sub-Account (MMS)	114,259,520	114,259,520	114,259,520
MFS VIT II Money Market Portfolio S Class Sub-Account (MM1)	158,409,472	158,409,472	158,409,472
MFS VIT II New Discovery Portfolio I Class Sub-Account (NWD)	3,713,279	49,750,742	69,178,393
MFS VIT II New Discovery Portfolio S Class Sub-Account (M1A)	4,416,127	50,710,863	80,064,377
MFS VIT II Research International Portfolio I Class Sub-Account (RIS)	3,085,941	52,631,448	42,246,531
MFS VIT II Research International Portfolio S Class Sub-Account (RI1)	8,387,443	120,858,445	113,398,226
MFS VIT II Strategic Income Portfolio I Class Sub-Account (SIS)	3,958,664	37,173,820	39,072,014
MFS VIT II Strategic Income Portfolio S Class Sub-Account (SI1)	1,069,561	9,884,400	10,492,399
MFS VIT II Technology Portfolio I Class Sub-Account (TEC)	2,316,999	12,417,165	15,848,273
MFS VIT II Technology Portfolio S Class Sub-Account (TE1)	266,699	1,391,470	1,776,216
MFS VIT II Total Return Portfolio I Class Sub-Account (TRS)	30,299,814	529,884,767	508,127,878
MFS VIT II Total Return Portfolio S Class Sub-Account (MFJ)	43,645,595	747,269,820	724,953,338
MFS VIT II Utilities Portfolio I Class Sub-Account (UTS)	7,674,537	150,023,474	166,076,989
MFS VIT II Utilities Portfolio S Class Sub-Account (MFE)	5,204,495	101,359,327	111,480,282
MFS VIT II Value Portfolio I Class Sub-Account (MVS)	8,803,996	138,394,696	122,463,581
MFS VIT II Value Portfolio S Class Sub-Account (MV1)	15,919,428	197,373,226	219,528,910
Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account (VKM)	1,214,763	11,614,620	14,589,309
Oppenheimer Balanced Fund/VA (Service Shares) Sub-Account (OBV)	1,161,088	10,596,143	13,178,352
Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub-Account (OCA)	658,017	23,273,557	26,314,089
Oppenheimer Global Securities Fund/VA (Service Shares) Sub-Account (OGG)	1,095,755	29,421,613	32,916,492
Oppenheimer Main Street Fund/VA (Service Shares) Sub-Account (OMG)	22,738,865	461,150,146	470,921,894
Oppenheimer Main Street Small Cap Fund/VA (Service Shares) Sub-Account (OMS)	657,318	9,930,802	11,503,067
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (PRA)	510,100	5,482,870	5,600,897
PIMCO VIT CommodityRealReturn Strategy Portfolio Admin Class Sub-Account (PCR)	8,262,917	65,328,185	74,448,884
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PMB)	1,780,893	22,682,319	24,113,288
PIMCO VIT Global Multi-Asset Portfolio Advisor Class Sub-Account (6TT)	48,503,704	585,638,198	616,967,109
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (PRR)	9,047,948	111,937,926	118,890,037
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (PTR)	37,925,327	405,082,900	420,212,628
SC AllianceBernstein International Value Fund (Service Class) Sub-Account (3XX)	288,965	2,729,606	2,915,660
SC BlackRock Inflation Protected Bond Fund (Service Class) Sub-Account (5XX)	14,031,984	146,432,906	148,879,348
SC BlackRock International Index Fund Service Sub-Account (SBI)	104	1,073	1,073
SC BlackRock Large Cap Index Fund (Service Class) Sub-Account (SSA)	1,609,469	12,762,109	15,434,805
SC BlackRock Small Cap Index Fund (Service Class) Sub-Account (VSC)	9,786,627	85,823,337	126,736,815
SC Columbia Small Cap Value Fund Service Sub-Account (2XX)	1,036,681	10,220,733	11,548,624
SC Davis Venture Value Fund (Service Class) Sub-Account (SVV)	20,394,433	184,883,905	245,752,915

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
SC Goldman Sachs Mid Cap Value Fund (Initial Class) Sub-Account (SGC)	6,766,134	$ 42,828,921	$ 63,939,969
SC Goldman Sachs Mid Cap Value Fund (Service Class) Sub-Account (S13)	2,632,053	21,134,369	24,767,620
SC Goldman Sachs Short Duration Fund (Initial Class) Sub-Account (SDC)	61,882,442	630,018,397	638,007,980
SC Goldman Sachs Short Duration Fund (Service Class) Sub-Account (S15)	13,573,110	138,317,456	139,938,767
SC Ibbotson Balanced Fund (Service Class) Sub-Account (7XX)	109,793,658	1,186,807,547	1,355,951,680
SC Ibbotson Conservative Fund (Service Class) Sub-Account (6XX)	60,241,499	635,179,040	710,247,275
SC Ibbotson Growth Fund (Service Class) Sub-Account (8XX)	43,910,552	450,044,013	547,564,582
SC Invesco Small Cap Growth Fund (Service Class) Sub-Account (1XX)	905,133	8,599,246	9,947,413
SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account (SLC)	43,364,966	253,773,439	366,000,311
SC Lord Abbett Growth & Income Fund (Service Class) Sub-Account (S12)	1,497,705	11,399,192	12,595,699
SC PIMCO High Yield Fund (Service Class) Sub-Account (S14)	3,072,010	27,804,270	30,197,858
SC PIMCO Total Return Fund (Service Class) Sub-Account (4XX)	38,383,729	430,476,908	444,483,583
SC WMC Blue Chip Mid Cap Fund (Service Class) Sub-Account (S16)	2,601,585	29,326,151	38,555,488
SC WMC Large Cap Growth Fund (Service Class) Sub-Account (LGF)	527,865	4,124,776	5,093,897
Sun Capital Global Real Estate Fund (Initial Class) Sub-Account (SC3)	482,636	4,002,779	5,521,361
Sun Capital Global Real Estate Fund (Service Class) Sub-Account (SRE)	10,489,612	100,346,584	132,274,013
Sun Capital Investment Grade Bond Fund (Service Class) Sub-Account (IGB)	12,612,553	115,178,053	119,314,751
Sun Capital Money Market Fund (Service Class) Sub-Account (CMM)	113,085,043	113,085,043	113,085,043
Wanger Select Fund Sub-Account (WTF)	32,091	477,283	930,311
Wanger USA Sub-Account (USC)	1,677	52,681	56,768
Total investments		14,686,794,223	16,146,292,961
Total assets
		$ 14,686,794,223	$ 16,146,292,961
Liabilities:
Payable to Sponsor			6,520,818
Total liabilities			$ 6,520,818
Net Assets			$ 16,139,772,143

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Net Assets:	Applicable to Owners of Deferred Variable Annuity Contracts		Reserve for Variable	Total
	Units	Value	Annuities	Value

AVB	5,293,494	$ 53,564,306	$ -	$ 53,564,306
AN4	1,092,105	9,392,167	-	9,392,167
IVB	11,190,095	81,416,221	-	81,416,221
9XX	47,908,911	619,370,616	-	619,370,616
NMT	3,338	41,663	-	41,663
MCC	14,342,386	138,247,246	18,229	138,265,475
NNG	11,218	130,018	-	130,018
CMG	2,712,649	28,087,424	-	28,087,424
NMI	1,076,458	13,809,157	-	13,809,157
CSC	1,022	13,175	-	13,175
FVB	5,329,715	58,332,583	-	58,332,583
FL1	22,219,731	226,649,086	-	226,649,086
F10	586,368	6,869,231	-	6,869,231
F15	2,690,154	31,790,466	-	31,790,466
F20	3,591,134	41,774,592	-	41,774,592
FVM	14,828,391	178,582,620	10,260	178,592,880
SGI	39,232,419	462,394,836	8,075	462,402,911
S17	5,771,387	56,433,177	-	56,433,177
ISC	10,453,432	108,775,441	-	108,775,441
FVS	2,184,543	44,577,096	5,951	44,583,047
SIC	2,596,931	31,584,484	-	31,584,484
FMS	18,142,945	269,662,651	5,018	269,667,669
TDM	3,730,450	60,721,370	4,156	60,725,526
FTI	15,268,978	273,554,667	97,826	273,652,493
FTG	2,323,981	35,600,674	-	35,600,674
HBF	773,084	9,572,118	-	9,572,118
HVD	381,299	3,761,330	-	3,761,330
HVG	105,400	815,820	-	815,820
HVI	135,007	1,103,265	-	1,103,265
HVE	579,008	4,914,149	-	4,914,149
HVM	5,537	49,237	-	49,237
HVC	131,381	1,289,234	-	1,289,234
HVS	462,023	5,028,611	-	5,028,611
HVN	53,652	389,238	-	389,238
HRS	288,049	2,215,321	-	2,215,321
HVR	150,620	1,220,000	-	1,220,000
HSS	463,805	4,587,826	-	4,587,826
VLC	2,754,884	24,645,773	-	24,645,773
VKU	2,638,485	29,230,936	-	29,230,936
VKC	541,345	5,813,854	-	5,813,854
LRE	5,546,175	61,493,993	-	61,493,993

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Net Assets (continued):	Applicable to Owners of Deferred Variable Annuity Contracts		Reserve for Variable	Total
	Units	Value	Annuities	Value

LA9	3,343,836	$ 50,931,478	$ 18,974	$ 50,950,452
LAV	3,240,001	48,288,792	-	48,288,792
MIT	21,182,508	327,659,404	1,468,495	329,127,899
MFL	12,022,072	168,133,924	60,917	168,194,841
BDS	5,106,265	93,466,126	329,248	93,795,374
MF7	9,260,297	138,787,129	1,892	138,789,021
RGS	8,499,280	109,584,134	291,393	109,875,527
RG1	3,339,426	34,689,136	7,341	34,696,477
EME	1,624,680	51,809,287	366,192	52,175,479
EM1	1,775,371	33,610,615	-	33,610,615
GGS	1,388,803	27,457,384	146,139	27,603,523
GG1	191,576	3,070,094	1,945	3,072,039
GGR	3,303,954	68,004,977	402,807	68,407,784
GG2	250,738	3,998,745	5,320	4,004,065
RES	8,120,608	137,238,597	807,627	138,046,224
RE1	1,162,208	16,212,395	2,981	16,215,376
GTR	3,630,317	82,577,047	605,850	83,182,897
GT2	35,771,466	374,025,127	5,460	374,030,587
GSS	9,796,211	181,773,929	648,187	182,422,116
MFK	31,563,214	398,102,809	308,057	398,410,866
EGS	11,164,178	141,642,480	625,868	142,268,348
MFF	922,817	12,234,367	-	12,234,367
HYS	4,992,117	98,884,316	510,484	99,394,800
MFC	5,362,310	89,036,633	71,275	89,107,908
IGS	3,754,249	66,596,964	264,788	66,861,752
IG1	2,080,737	27,188,090	-	27,188,090
MII	2,607,501	55,080,219	337,818	55,418,037
MI1	19,684,586	192,662,333	12,114	192,674,447
MIS	37,078,363	372,031,274	2,439,432	374,470,706
M1B	5,348,263	63,663,394	10,743	63,674,137
MCS	4,670,921	24,820,720	94,735	24,915,455
MC1	1,566,303	15,071,176	2,519	15,073,695
MMS	9,022,060	112,463,518	1,258,195	113,721,713
MM1	15,867,217	158,298,119	103,328	158,401,447
NWD	4,376,779	68,961,786	165,301	69,127,087
M1A	4,156,401	80,013,870	42,451	80,056,321
RIS	2,727,635	42,148,555	102,644	42,251,199
RI1	5,914,182	113,364,943	31,130	113,396,073
SIS	2,344,628	38,852,119	206,855	39,058,974
SI1	683,470	10,482,821	7,128	10,489,949
TEC	3,056,751	15,808,320	33,773	15,842,093

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Net Assets (continued):	Applicable to Owners of Deferred Variable Annuity Contracts		Reserve for Variable	Total
	Units	Value	Annuities	Value

TE1	160,111	$ 1,776,216	$ -	$ 1,776,216
TRS	22,491,979	502,694,885	3,849,935	506,544,820
MFJ	51,225,040	724,601,240	307,078	724,908,318
UTS	6,010,069	164,801,804	846,346	165,648,150
MFE	3,706,532	111,469,743	6,295	111,476,038
MVS	7,251,195	121,698,011	679,841	122,377,852
MV1	14,050,600	219,464,241	59,771	219,524,012
VKM	1,156,849	14,589,309	-	14,589,309
OBV	1,744,434	13,178,352	-	13,178,352
OCA	1,870,731	26,305,322	7,334	26,312,656
OGG	2,177,497	32,916,492	-	32,916,492
OMG	34,219,506	470,800,883	110,275	470,911,158
OMS	596,815	11,503,067	-	11,503,067
PRA	457,711	5,600,897	-	5,600,897
PCR	6,649,829	74,448,884	-	74,448,884
PMB	1,018,985	24,113,288	-	24,113,288
6TT	52,768,623	616,967,109	-	616,967,109
PRR	8,101,705	118,890,037	-	118,890,037
PTR	28,187,212	420,094,766	106,644	420,201,410
3XX	242,013	2,915,660	-	2,915,660
5XX	13,213,863	148,879,348	-	148,879,348
SBI	107	1,073	-	1,073
SSA	1,555,115	15,434,805	-	15,434,805
VSC	12,976,175	126,719,252	15,525	126,734,777
2XX	809,572	11,548,624	-	11,548,624
SVV	27,094,644	245,733,584	17,607	245,751,191
SGC	6,122,866	63,916,923	19,845	63,936,768
S13	2,387,778	24,767,620	-	24,767,620
SDC	61,117,799	637,888,224	113,353	638,001,577
S15	13,481,729	139,938,767	-	139,938,767
7XX	100,466,095	1,355,951,680	-	1,355,951,680
6XX	56,794,830	710,247,154	-	710,247,154
8XX	38,504,662	547,564,582	-	547,564,582
1XX	690,018	9,947,413	-	9,947,413
SLC	37,839,785	365,860,534	124,339	365,984,873
S12	1,310,468	12,595,699	-	12,595,699
S14	2,507,888	30,197,858	-	30,197,858
4XX	37,284,808	444,483,583	-	444,483,583
S16	3,345,323	38,555,488	-	38,555,488
LGF	569,042	5,093,897	-	5,093,897

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Net Assets (continued):	Applicable to Owners of Deferred Variable Annuity Contracts		Reserve for Variable	Total
	Units	Value	Annuities	Value

SC3	320,946	$ 5,516,175	$ 4,294	$ 5,520,469
SRE	10,929,593	132,246,719	25,392	132,272,111
IGB	10,165,312	119,314,751	-	119,314,751
CMM	11,093,798	112,984,159	91,333	113,075,492
WTF	62,686	930,311	-	930,311
USC	4,696	56,768	-	56,768

Total net assets		$ 16,121,438,015	$ 18,334,128	$ 16,139,772,143

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

	AVB	AN4	IVB
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,142,615	$ 147,152	$ 2,104,207

Expenses:
Mortality and expense risk charges	(701,342)	(124,092)	(1,197,195)
Distribution and administrative expense charges	(84,161)	(14,891)	(143,663)
Net investment income	357,112	8,169	763,349

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	774,286	448,924	(4,456,313)
Realized gain distributions	-	-	-
Net realized gains (losses)	774,286	448,924	(4,456,313)

Net change in unrealized appreciation/ depreciation	3,058,601	404,851	6,366,183

Net realized and change in unrealized gains	3,832,887	853,775	1,909,870

Increase in net assets from operations	$ 4,189,999	$ 861,944	$ 2,673,219

	9XX	NMT	MCC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 6,505,981	$ -	$ -

Expenses:
Mortality and expense risk charges	(7,697,946)	(662)	(1,989,954)
Distribution and administrative expense charges	(923,754)	(79)	(238,795)
Net investment loss	(2,115,719)	(741)	(2,228,749)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	5,485,260	(3,476)	(8,064,348)
Realized gain distributions	3,533,820	-	-
Net realized gains (losses)	9,019,080	(3,476)	(8,064,348)

Net change in unrealized appreciation/ depreciation	37,649,178	9,421	29,598,662

Net realized and change in unrealized gains	46,668,258	5,945	21,534,314

Increase in net assets from operations	$ 44,552,539	$ 5,204	$ 19,305,565

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	NNG	CMG	NMI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 138	$ 10,967	$ 88,085

Expenses:
Mortality and expense risk charges	(1,946)	(378,499)	(199,576)
Distribution and administrative expense charges	(234)	(45,420)	(23,949)
Net investment loss	(2,042)	(412,952)	(135,440)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	1,135	(598,093)	(741,559)
Realized gain distributions	-	-	-
Net realized gains (losses)	1,135	(598,093)	(741,559)

Net change in unrealized appreciation/ depreciation	23,272	5,671,398	2,191,586

Net realized and change in unrealized gains	24,407	5,073,305	1,450,027

Increase in net assets from operations	$ 22,365	$ 4,660,353	$ 1,314,587

	CSC	FVB	FL1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 105	$ 813,318	$ 2,122,925

Expenses:
Mortality and expense risk charges	(151)	(768,866)	(3,056,984)
Distribution and administrative expense charges	(18)	(92,264)	(366,838)
Net investment loss	(64)	(47,812)	(1,300,897)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(528)	291,895	2,007,813
Realized gain distributions	-	302,136	97,157
Net realized (losses) gains	(528)	594,031	2,104,970

Net change in unrealized appreciation/ depreciation	2,943	7,459,506	29,857,302

Net realized and change in unrealized gains	2,415	8,053,537	31,962,272

Increase in net assets from operations	$ 2,351	$ 8,005,725	$ 30,661,375

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	F10	F15	F20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 127,392	$ 589,522	$ 785,021

Expenses:
Mortality and expense risk charges	(115,079)	(448,621)	(591,359)
Distribution and administrative expense charges	(13,810)	(53,835)	(70,963)
Net investment (loss) income	(1,497)	87,066	122,699

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	30,389	(574,695)	(1,089,400)
Realized gain distributions	133,965	368,169	313,835
Net realized gains (losses)	164,354	(206,526)	(775,565)

Net change in unrealized appreciation/ depreciation	576,267	3,235,744	5,261,382

Net realized and change in unrealized gains	740,621	3,029,218	4,485,817

Increase in net assets from operations	$ 739,124	$ 3,116,284	$ 4,608,516

	FVM	SGI	S17
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 197,599	$ 7,523,779	$ 1,158,208

Expenses:
Mortality and expense risk charges	(2,455,056)	(5,722,626)	(840,459)
Distribution and administrative expense charges	(294,607)	(686,715)	(100,855)
Net investment (loss) income	(2,552,064)	1,114,438	216,894

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(8,083,616)	(3,607,177)	(1,486,482)
Realized gain distributions	527,344	-	4,338
Net realized losses	(7,556,272)	(3,607,177)	(1,482,144)

Net change in unrealized appreciation/ depreciation	49,071,969	67,514,207	5,832,637

Net realized and change in unrealized gains	41,515,697	63,907,030	4,350,493

Increase in net assets from operations	$ 38,963,633	$ 65,021,468	$ 4,567,387

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	ISC	FVS	SIC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 6,143,002	$ 310,329	$ 1,183,961

Expenses:
Mortality and expense risk charges	(1,397,325)	(613,380)	(399,516)
Distribution and administrative expense charges	(167,679)	(73,606)	(47,942)
Net investment income (loss)	4,577,998	(376,657)	736,503

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(2,369,295)	(2,841,191)	333,818
Realized gain distributions	-	-	-
Net realized (losses) gains	(2,369,295)	(2,841,191)	333,818

Net change in unrealized appreciation/ depreciation	7,885,079	12,739,521	1,188,070

Net realized and change in unrealized gains	5,515,784	9,898,330	1,521,888

Increase in net assets from operations	$ 10,093,782	$ 9,521,673	$ 2,258,391

	FMS	TDM	FTI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 4,050,632	$ 964,481	$ 5,418,792

Expenses:
Mortality and expense risk charges	(3,814,434)	(894,602)	(4,317,605)
Distribution and administrative expense charges	(457,732)	(107,352)	(518,113)
Net investment (loss) income	(221,534)	(37,473)	583,074

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(9,145,559)	(6,463,039)	(20,231,941)
Realized gain distributions	-	-	-
Net realized losses	(9,145,559)	(6,463,039)	(20,231,941)

Net change in unrealized appreciation/ depreciation	32,507,348	15,101,002	36,729,845

Net realized and change in unrealized gains	23,361,789	8,637,963	16,497,904

Increase in net assets from operations	$ 23,140,255	$ 8,600,490	$ 17,080,978

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	FTG	HBF	HVD
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 447,094	$ 7,578	$ 140,895

Expenses:
Mortality and expense risk charges	(511,862)	(87,806)	(44,471)
Distribution and administrative expense charges	(61,423)	(10,537)	(5,337)
Net investment (loss) income	(126,191)	(90,765)	91,087

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(3,734,745)	45,070	27,079
Realized gain distributions	-	-	-
Net realized (losses) gains	(3,734,745)	45,070	27,079

Net change in unrealized appreciation/ depreciation	5,750,714	677,008	285,516

Net realized and change in unrealized gains	2,015,969	722,078	312,595

Increase in net assets from operations	$ 1,889,778	$ 631,313	$ 403,682

	HVG	HVI	HVE
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,040	$ 28,516	$ 55,697

Expenses:
Mortality and expense risk charges	(8,384)	(14,006)	(58,291)
Distribution and administrative expense charges	(1,006)	(1,681)	(6,995)
Net investment (loss) income	(8,350)	12,829	(9,589)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(20,664)	(11,333)	230
Realized gain distributions	-	-	-
Net realized (losses) gains	(20,664)	(11,333)	230

Net change in unrealized appreciation/ depreciation	102,343	99,542	400,651

Net realized and change in unrealized gains	81,679	88,209	400,881

Increase in net assets from operations	$ 73,329	$ 101,038	$ 391,292

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	HVM	HVC	HVS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 378	$ 7,844	$ 72,555

Expenses:
Mortality and expense risk charges	(652)	(17,358)	(38,277)
Distribution and administrative expense charges	(78)	(2,083)	(4,593)
Net investment (loss) income	(352)	(11,597)	29,685

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(306)	11,669	6,696
Realized gain distributions	-	-	-
Net realized (losses) gains	(306)	11,669	6,696

Net change in unrealized appreciation/ depreciation	6,148	233,987	12,648

Net realized and change in unrealized gains	5,842	245,656	19,344

Increase in net assets from operations	$ 5,490	$ 234,059	$ 49,029

	HVN	HRS	HVR
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 371	$ 3,906	$ 11,883

Expenses:
Mortality and expense risk charges	(5,290)	(21,941)	(13,150)
Distribution and administrative expense charges	(635)	(2,633)	(1,578)
Net investment loss	(5,554)	(20,668)	(2,845)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(6,370)	31,869	15,243
Realized gain distributions	-	-	-
Net realized (losses) gains	(6,370)	31,869	15,243

Net change in unrealized appreciation/ depreciation	61,907	325,885	55,052

Net realized and change in unrealized gains	55,537	357,754	70,295

Increase in net assets from operations	$ 49,983	$ 337,086	$ 67,450

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	HSS	VLC[13]	VKU[10]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 16,555	$ 26,185	$ 483,285

Expenses:
Mortality and expense risk charges	(50,815)	(320,819)	(367,032)
Distribution and administrative expense charges	(6,098)	(38,498)	(44,044)
Net investment (loss) income	(40,358)	(333,132)	72,209

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	294,505	(971,517)	560,020
Realized gain distributions	-	-	-
Net realized gains (losses)	294,505	(971,517)	560,020

Net change in unrealized appreciation/ depreciation	748,154	4,196,691	1,969,610

Net realized and change in unrealized gains	1,042,659	3,225,174	2,529,630

Increase in net assets from operations	$ 1,002,301	$ 2,892,042	$ 2,601,839

	VKC[12]	LRE	LA9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 36,881	$ 652,926	$ -

Expenses:
Mortality and expense risk charges	(67,157)	(715,389)	(776,012)
Distribution and administrative expense charges	(8,059)	(85,847)	(93,121)
Net investment loss	(38,335)	(148,310)	(869,133)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	507,015	2,403,644	1,281,383
Realized gain distributions	-	-	279,043
Net realized gains	507,015	2,403,644	1,560,426

Net change in unrealized appreciation/ depreciation	447,776	7,193,278	9,152,488

Net realized and change in unrealized gains	954,791	9,596,922	10,712,914

Increase in net assets from operations	$ 916,456	$ 9,448,612	$ 9,843,781

13 Effective June 1, 2010, VLC Sub-Account changed its name from Van Kampen LIT Comstock Portfolio II.

10 Effective June 1, 2010, VKU Sub-Account changed its name from Van Kampen UIF Equity & Income Class II.

12 Effective June 1, 2010, VKC Sub-Account changed its name from Van Kampen UIF U.S. Mid Cap Value Portfolio II.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	LAV[1]	MIT	MFL
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 136,245	$ 5,745,823	$ 2,627,643

Expenses:
Mortality and expense risk charges	(667,990)	(4,058,627)	(2,626,955)
Distribution and administrative expense charges	(80,159)	(487,035)	(315,235)
Net investment (loss) income	(611,904)	1,200,161	(314,547)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	170,620	(1,890,102)	(868,876)
Realized gain distributions	-	-	-
Net realized gains (losses)	170,620	(1,890,102)	(868,876)

Net change in unrealized appreciation/ depreciation	7,575,694	45,141,510	23,909,406

Net realized and change in unrealized gains	7,746,314	43,251,408	23,040,530

Increase in net assets from operations	$ 7,134,410	$ 44,451,569	$ 22,725,983

	BDS	MF7	RGS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 4,091,548	$ 4,622,069	$ 1,187,398

Expenses:
Mortality and expense risk charges	(1,209,918)	(1,696,612)	(1,341,693)
Distribution and administrative expense charges	(145,190)	(203,593)	(161,003)
Net investment income (loss)	2,736,440	2,721,864	(315,298)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	185,705	1,417,488	(5,305,584)
Realized gain distributions	-	-	-
Net realized gains (losses)	185,705	1,417,488	(5,305,584)

Net change in unrealized appreciation/ depreciation	5,482,332	5,402,593	20,867,477

Net realized and change in unrealized gains	5,668,037	6,820,081	15,561,893

Increase in net assets from operations	$ 8,404,477	$ 9,541,945	$ 15,246,595

1 Effective May 3, 2010, LAV Sub-Account changed its name from Lord Abbett Series Fund - All Value Portfolio VC.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	RG1	EME	EM1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 296,470	$ 328,749	$ 145,948

Expenses:
Mortality and expense risk charges	(473,047)	(594,842)	(387,067)
Distribution and administrative expense charges	(56,766)	(71,381)	(46,448)
Net investment loss	(233,343)	(337,474)	(287,567)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(1,989,290)	(4,529,739)	208,109
Realized gain distributions	-	-	-
Net realized (losses) gains	(1,989,290)	(4,529,739)	208,109

Net change in unrealized appreciation/ depreciation	6,841,914	14,340,213	5,472,939

Net realized and change in unrealized gains	4,852,624	9,810,474	5,681,048

Increase in net assets from operations	$ 4,619,281	$ 9,473,000	$ 5,393,481

	GGS	GG1	GGR
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 517,893

Expenses:
Mortality and expense risk charges	(356,415)	(44,097)	(826,038)
Distribution and administrative expense charges	(42,770)	(5,292)	(99,125)
Net investment loss	(399,185)	(49,389)	(407,270)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(408,403)	(48,851)	3,071,738
Realized gain distributions	225,960	24,985	-
Net realized (losses) gains	(182,443)	(23,866)	3,071,738

Net change in unrealized appreciation/ depreciation	1,427,904	154,545	3,547,131

Net realized and change in unrealized gains	1,245,461	130,679	6,618,869

Increase in net assets from operations	$ 846,276	$ 81,290	$ 6,211,599

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	GG2	RES	RE1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 24,094	$ 1,847,713	$ 185,923

Expenses:
Mortality and expense risk charges	(60,770)	(1,672,289)	(230,212)
Distribution and administrative expense charges	(7,292)	(200,675)	(27,625)
Net investment loss	(43,968)	(25,251)	(71,914)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	260,069	1,071,512	135,897
Realized gain distributions	-	-	-
Net realized gains	260,069	1,071,512	135,897

Net change in unrealized appreciation/ depreciation	124,591	12,732,144	1,562,516

Net realized and change in unrealized gains	384,660	13,803,656	1,698,413

Increase in net assets from operations	$ 340,692	$ 13,778,405	$ 1,626,499

	GTR[2]	GT2[3]	GSS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 676,053	$ 530,513	$ 7,070,724

Expenses:
Mortality and expense risk charges	(1,071,602)	(2,300,336)	(2,465,153)
Distribution and administrative expense charges	(128,592)	(276,040)	(295,818)
Net investment (loss) income	(524,141)	(2,045,863)	4,309,753

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(2,722,457)	(803,343)	2,089,696
Realized gain distributions	-	-	-
Net realized (losses) gains	(2,722,457)	(803,343)	2,089,696

Net change in unrealized appreciation/ depreciation	6,496,978	13,370,121	232,090

Net realized and change in unrealized gains	3,774,521	12,566,778	2,321,786

Increase in net assets from operations	$ 3,250,380	$ 10,520,915	$ 6,631,539

2 Effective February, 8, 2010, GTR Sub-Account changes its name from MFS Global Total Return Class I.

3 Effective February, 8, 2010, GT2 Sub-Account changes its name from MFS Global Total Return Class S.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	MFK	EGS	MFF
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 13,199,464	$ 115,852	$ -

Expenses:
Mortality and expense risk charges	(5,803,519)	(1,711,664)	(168,828)
Distribution and administrative expense charges	(696,422)	(205,400)	(20,259)
Net investment income (loss)	6,699,523	(1,801,212)	(189,087)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	3,863,911	3,163,874	623,831
Realized gain distributions	-	-	-
Net realized gains	3,863,911	3,163,874	623,831

Net change in unrealized appreciation/ depreciation	(95,451)	16,591,684	1,023,518

Net realized and change in unrealized gains	3,768,460	19,755,558	1,647,349

Increase in net assets from operations	$ 10,467,983	$ 17,954,346	$ 1,458,262

	HYS	MFC	IGS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 9,244,484	$ 8,443,554	$ 577,097

Expenses:
Mortality and expense risk charges	(1,241,198)	(1,377,326)	(829,898)
Distribution and administrative expense charges	(148,944)	(165,279)	(99,588)
Net investment income (loss)	7,854,342	6,900,949	(352,389)

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(5,220,494)	(3,141,410)	(4,415,102)
Realized gain distributions	-	-	-
Net realized losses	(5,220,494)	(3,141,410)	(4,415,102)

Net change in unrealized appreciation/ depreciation	10,196,832	7,457,171	12,746,238

Net realized and change in unrealized gains	4,976,338	4,315,761	8,331,136

Increase in net assets from operations	$ 12,830,680	$ 11,216,710	$ 7,978,747

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	IG1	MII	MI1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 165,012	$ 881,837	$ 2,547,434

Expenses:
Mortality and expense risk charges	(355,976)	(690,266)	(2,778,049)
Distribution and administrative expense charges	(42,717)	(82,832)	(333,366)
Net investment (loss) income	(233,681)	108,739	(563,981)

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(1,661,309)	(2,475,757)	(7,525,535)
Realized gain distributions	-	-	-
Net realized losses	(1,661,309)	(2,475,757)	(7,525,535)

Net change in unrealized appreciation/ depreciation	4,961,500	6,171,841	21,107,265

Net realized and change in unrealized gains	3,300,191	3,696,084	13,581,730

Increase in net assets from operations	$ 3,066,510	$ 3,804,823	$ 13,017,749

	MIS	M1B	MCS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,117,855	$ 65,267	$ -

Expenses:
Mortality and expense risk charges	(4,591,244)	(969,540)	(277,988)
Distribution and administrative expense charges	(550,949)	(116,345)	(33,359)
Net investment loss	(4,024,338)	(1,020,618)	(311,347)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	4,920,662	614,017	(604,551)
Realized gain distributions	-	-	-
Net realized gains (losses)	4,920,662	614,017	(604,551)

Net change in unrealized appreciation/ depreciation	38,176,157	6,942,527	6,160,747

Net realized and change in unrealized gains	43,096,819	7,556,544	5,556,196

Increase in net assets from operations	$ 39,072,481	$ 6,535,926	$ 5,244,849

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	MC1	MMS	MM1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 30	$ 37

Expenses:
Mortality and expense risk charges	(216,485)	(1,619,720)	(2,574,993)
Distribution and administrative expense charges	(25,978)	(194,366)	(308,999)
Net investment loss	(242,463)	(1,814,056)	(2,883,955)

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(509,620)	-	-
Realized gain distributions	-	-	-
Net realized losses	(509,620)	-	-

Net change in unrealized appreciation/ depreciation	4,305,962	-	-

Net realized and change in unrealized gains	3,796,342	-	-

Increase (decrease) in net assets from operations	$ 3,553,879	$ (1,814,056)	$ (2,883,955)

	NWD	M1A	RIS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 560,147

Expenses:
Mortality and expense risk charges	(810,887)	(1,236,635)	(532,886)
Distribution and administrative expense charges	(97,306)	(148,396)	(63,946)
Net investment loss	(908,193)	(1,385,031)	(36,685)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	2,681,838	(1,076,462)	(3,319,974)
Realized gain distributions	-	-	-
Net realized gains (losses)	2,681,838	(1,076,462)	(3,319,974)

Net change in unrealized appreciation/ depreciation	17,195,895	26,206,763	6,741,449

Net realized and change in unrealized gains	19,877,733	25,130,301	3,421,475

Increase in net assets from operations	$ 18,969,540	$ 23,745,270	$ 3,384,790

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	RI1	SIS	SI1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,287,244	$ 2,118,726	$ 571,435

Expenses:
Mortality and expense risk charges	(1,711,738)	(504,678)	(154,689)
Distribution and administrative expense charges	(205,408)	(60,561)	(18,563)
Net investment (loss) income	(629,902)	1,553,487	398,183

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(15,817,810)	(596,207)	(217,778)
Realized gain distributions	-	-	-
Net realized losses	(15,817,810)	(596,207)	(217,778)

Net change in unrealized appreciation/ depreciation	25,553,954	2,358,826	710,294

Net realized and change in unrealized gains	9,736,144	1,762,619	492,516

Increase in net assets from operations	$ 9,106,242	$ 3,316,106	$ 890,699

	TEC	TE1	TRS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 14,204,400

Expenses:
Mortality and expense risk charges	(185,433)	(23,060)	(6,366,682)
Distribution and administrative expense charges	(22,252)	(2,767)	(764,002)
Net investment (loss) income	(207,685)	(25,827)	7,073,716

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	617,770	119,729	(9,321,443)
Realized gain distributions	-	-	-
Net realized gains (losses)	617,770	119,729	(9,321,443)

Net change in unrealized appreciation/ depreciation	2,121,114	166,829	43,345,284

Net realized and change in unrealized gains	2,738,884	286,558	34,023,841

Increase in net assets from operations	$ 2,531,199	$ 260,731	$ 41,097,557

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	MFJ	UTS	MFE
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 18,650,237	$ 5,259,673	$ 3,197,141

Expenses:
Mortality and expense risk charges	(10,984,961)	(2,050,265)	(1,556,119)
Distribution and administrative expense charges	(1,318,195)	(246,032)	(186,734)
Net investment income	6,347,081	2,963,376	1,454,288

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(24,595,166)	10,509,303	(7,930,782)
Realized gain distributions	-	-	-
Net realized (losses) gains	(24,595,166)	10,509,303	(7,930,782)

Net change in unrealized appreciation/ depreciation	73,206,441	4,886,592	18,283,727

Net realized and change in unrealized gains	48,611,275	15,395,895	10,352,945

Increase in net assets from operations	$ 54,958,356	$ 18,359,271	$ 11,807,233

	MVS	MV1	VKM[11]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,690,882	$ 2,559,020	$ -

Expenses:
Mortality and expense risk charges	(1,538,779)	(3,160,512)	(161,861)
Distribution and administrative expense charges	(184,653)	(379,261)	(19,423)
Net investment loss	(32,550)	(980,753)	(181,284)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(3,060,919)	(12,070,497)	1,441,328
Realized gain distributions	-	-	-
Net realized (losses) gains	(3,060,919)	(12,070,497)	1,441,328

Net change in unrealized appreciation/ depreciation	14,394,902	32,476,805	1,601,633

Net realized and change in unrealized gains	11,333,983	20,406,308	3,042,961

Increase in net assets from operations	$ 11,301,433	$ 19,425,555	$ 2,861,677

11 Effective June 1, 2010, VKM Sub-Account changed its name from Van Kampen UIF Mid Cap Growth Portfolio (Class II).

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	OBV	OCA	OGG
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 153,352	$ -	$ 368,514

Expenses:
Mortality and expense risk charges	(191,446)	(408,171)	(472,222)
Distribution and administrative expense charges	(22,974)	(48,981)	(56,667)
Net investment loss	(61,068)	(457,152)	(160,375)

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(231,357)	(647,622)	(2,664,369)
Realized gain distributions	-	-	-
Net realized losses	(231,357)	(647,622)	(2,664,369)

Net change in unrealized appreciation/ depreciation	1,587,695	2,963,015	6,864,537

Net realized and change in unrealized gains	1,356,338	2,315,393	4,200,168

Increase in net assets from operations	$ 1,295,270	$ 1,858,241	$ 4,039,793

	OMG	OMS	PRA
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 4,307,111	$ 45,456	$ 356,824

Expenses:
Mortality and expense risk charges	(7,298,755)	(176,076)	(76,597)
Distribution and administrative expense charges	(875,851)	(21,129)	(9,192)
Net investment (loss) income	(3,867,495)	(151,749)	271,035

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(22,696,273)	(650,000)	(47,805)
Realized gain distributions	-	-	-
Net realized losses	(22,696,273)	(650,000)	(47,805)

Net change in unrealized appreciation/ depreciation	87,193,750	2,869,798	259,295

Net realized and change in unrealized gains	64,497,477	2,219,798	211,490

Increase in net assets from operations	$ 60,629,982	$ 2,068,049	$ 482,525

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	PCR	PMB	6TT
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 9,669,338	$ 976,353	$ 13,267,706

Expenses:
Mortality and expense risk charges	(955,553)	(308,715)	(4,275,507)
Distribution and administrative expense charges	(114,666)	(37,046)	(513,061)
Net investment income	8,599,119	630,592	8,479,138

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(8,915,019)	(2,675)	269,391
Realized gain distributions	1,239,271	-	1,452,011
Net realized (losses) gains	(7,675,748)	(2,675)	1,721,402

Net change in unrealized appreciation/ depreciation	12,790,780	1,162,235	31,259,794

Net realized and change in unrealized gains	5,115,032	1,159,560	32,981,196

Increase in net assets from operations	$ 13,714,151	$ 1,790,152	$ 41,460,334

	PRR	PTR	3XX
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,732,703	$ 10,022,609	$ 164

Expenses:
Mortality and expense risk charges	(1,842,919)	(6,377,091)	(31,264)
Distribution and administrative expense charges	(221,150)	(765,251)	(3,752)
Net investment (loss) income	(331,366)	2,880,267	(34,852)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	139,896	5,665,215	60,686
Realized gain distributions	993,994	11,913,179	40,267
Net realized gains	1,133,890	17,578,394	100,953

Net change in unrealized appreciation/ depreciation	6,519,698	4,843,793	74,008

Net realized and change in unrealized gains	7,653,588	22,422,187	174,961

Increase in net assets from operations	$ 7,322,222	$ 25,302,454	$ 140,109

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	5XX	SBI[4]	SSA[8]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,107,686	$ -	$ -

Expenses:
Mortality and expense risk charges	(1,673,822)	-	(190,976)
Distribution and administrative expense charges	(200,859)	-	(22,917)
Net investment loss	(766,995)	-	(213,893)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	986,390	-	(717,686)
Realized gain distributions	1,239,331	-	23,539
Net realized gains (losses)	2,225,721	-	(694,147)

Net change in unrealized appreciation/ depreciation	1,442,945	-	2,775,001

Net realized and change in unrealized gains	3,668,666	-	2,080,854

Increase in net assets from operations	$ 2,901,671	$ -	$ 1,866,961

	VSC[9]	2XX6	SVV
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 146,493	$ -	$ 539,172

Expenses:
Mortality and expense risk charges	(1,885,402)	(127,156)	(3,383,694)
Distribution and administrative expense charges	(226,248)	(15,259)	(406,043)
Net investment loss	(1,965,157)	(142,415)	(3,250,565)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(1,773,741)	840,435	(2,938,574)
Realized gain distributions	-	755,903	-
Net realized (losses) gains	(1,773,741)	1,596,338	(2,938,574)

Net change in unrealized appreciation/ depreciation	29,920,133	326,744	30,931,191

Net realized and change in unrealized gains	28,146,392	1,923,082	27,992,617

Increase in net assets from operations	$ 26,181,235	$ 1,780,667	$ 24,742,052

4 Commencement of operations in 2006; first activity in 2010.

6 Effective May 3, 2010, 2XX Sub-Account changed its name from SC Dreman Small Cap Value Fund.

8 Effective November 15, 2010, SSA Sub-Account changed its name from SC Oppenheimer Large Cap Core Fund S Class.

9 Effective November 15, 2010, VSC Sub-Account changed its name from SC Oppenheimer Main Street Small Cap Fund S Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	SGC	S13	SDC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 9,669,801

Expenses:
Mortality and expense risk charges	(976,190)	(319,568)	(9,885,438)
Distribution and administrative expense charges	(117,143)	(38,348)	(1,186,253)
Net investment loss	(1,093,333)	(357,916)	(1,401,890)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	6,322,789	1,424,352	2,361,483
Realized gain distributions	1,455,591	507,018	648,828
Net realized gains	7,778,380	1,931,370	3,010,311

Net change in unrealized appreciation/ depreciation	4,836,249	2,266,958	2,927,552

Net realized and change in unrealized gains	12,614,629	4,198,328	5,937,863

Increase in net assets from operations	$ 11,521,296	$ 3,840,412	$ 4,535,973

	S15	7XX	6XX7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,444,353	$ 9,155,610	$ 7,023,571

Expenses:
Mortality and expense risk charges	(1,777,797)	(13,711,826)	(7,954,819)
Distribution and administrative expense charges	(213,336)	(1,645,419)	(954,578)
Net investment loss	(546,780)	(6,201,635)	(1,885,826)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	606,705	4,293,208	6,899,611
Realized gain distributions	129,751	5,872,150	3,529,721
Net realized gains	736,456	10,165,358	10,429,332

Net change in unrealized appreciation/ depreciation	173,076	102,385,089	36,964,375

Net realized and change in unrealized gains	909,532	112,550,447	47,393,707

Increase in net assets from operations	$ 362,752	$ 106,348,812	$ 45,507,881

7 Effective November 15, 2010, 6XX Sub-Account changed its name from SC Ibbotson Moderate Fund S Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	8XX	1XX5	SLC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 6,528,680	$ -	$ -

Expenses:
Mortality and expense risk charges	(7,312,399)	(113,896)	(5,576,129)
Distribution and administrative expense charges	(877,488)	(13,668)	(669,135)
Net investment loss	(1,661,207)	(127,564)	(6,245,264)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	13,302,912	517,919	24,912,431
Realized gain distributions	5,220,963	665,186	14,785,095
Net realized gains	18,523,875	1,183,105	39,697,526

Net change in unrealized appreciation/ depreciation	40,077,164	773,936	18,847,795

Net realized and change in unrealized gains	58,601,039	1,957,041	58,545,321

Increase in net assets from operations	$ 56,939,832	$ 1,829,477	$ 52,300,057

	S12	S14	4XX
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 1,841,087	$ 6,574,644

Expenses:
Mortality and expense risk charges	(165,061)	(401,362)	(4,908,310)
Distribution and administrative expense charges	(19,807)	(48,163)	(588,997)
Net investment (loss) income	(184,868)	1,391,562	1,077,337

Net realized and change in unrealized gains:
Net realized gains on sale of shares	247,045	1,057,229	2,928,549
Realized gain distributions	477,686	189,528	1,271,603
Net realized gains	724,731	1,246,757	4,200,152

Net change in unrealized appreciation/ depreciation	878,144	(125,667)	9,675,165

Net realized and change in unrealized gains	1,602,875	1,121,090	13,875,317

Increase in net assets from operations	$ 1,418,007	$ 2,512,652	$ 14,952,654

5 Effective May 3, 2010, 1XX Sub-Account changed its name from SC AIM Small Cap Growth Fund S Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	S16	LGF	SC3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 2,228	$ 640,240

Expenses:
Mortality and expense risk charges	(569,398)	(65,692)	(96,342)
Distribution and administrative expense charges	(68,328)	(7,883)	(11,561)
Net investment (loss) income	(637,726)	(71,347)	532,337

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(2,844,801)	(26,393)	(971,771)
Realized gain distributions	-	-	-
Net realized losses	(2,844,801)	(26,393)	(971,771)

Net change in unrealized appreciation/ depreciation	10,902,386	873,283	1,114,603

Net realized and change in unrealized gains	8,057,585	846,890	142,832

Increase in net assets from operations	$ 7,419,859	$ 775,543	$ 675,169

	SRE	IGB	CMM
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 12,927,973	$ 2,828,119	$ 25

Expenses:
Mortality and expense risk charges	(1,925,792)	(1,294,479)	(1,687,763)
Distribution and administrative expense charges	(231,095)	(155,338)	(202,532)
Net investment income (loss)	10,771,086	1,378,302	(1,890,270)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(15,112,553)	148,135	-
Realized gain distributions	-	292,955	-
Net realized (losses) gains	(15,112,553)	441,090	-

Net change in unrealized appreciation/ depreciation	19,722,752	2,409,607	-

Net realized and change in unrealized gains	4,610,199	2,850,697	-

Increase (decrease) in net assets from operations	$ 15,381,285	$ 4,228,999	$ (1,890,270)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	WTF	USC
	Sub-Account	Sub-Account
Income:
Dividend income	$ 5,744	$ -

Expenses:
Mortality and expense risk charges	(15,322)	(896)
Distribution and administrative expense charges	(1,839)	(107)
Net investment loss	(11,417)	(1,003)

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(18,543)	(787)
Realized gain distributions	-	-
Net realized losses	(18,543)	(787)

Net change in unrealized appreciation/ depreciation	252,417	12,177

Net realized and change in unrealized gains	233,874	11,390

Increase in net assets from operations	$ 222,457	$ 10,387

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	AVB Sub-Account		AN4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 357,112	$ (212,949)	$ 8,169	$ 56,401
Net realized gains (losses)	774,286	(666,874)	448,924	(378,429)
Net change in unrealized appreciation/depreciation	3,058,601	7,068,727	404,851	1,473,997
Net increase from operations	4,189,999	6,188,904	861,944	1,151,969

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	6,451,640	17,432,274	1,807,080	3,437,512
Transfers between Sub-Accounts
(including the Fixed Account), net	3,886,153	7,769,249	(902,828)	1,932,867
Withdrawals, surrenders, annuitizations
and contract charges	(3,007,755)	(724,383)	(228,238)	(134,315)
Net accumulation activity	7,330,038	24,477,140	676,014	5,236,064

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	7,330,038	24,477,140	676,014	5,236,064

Total increase in net assets	11,520,037	30,666,044	1,537,958	6,388,033

Net assets at beginning of year	42,044,269	11,378,225	7,854,209	1,466,176
Net assets at end of year	$ 53,564,306	$ 42,044,269	$ 9,392,167	$ 7,854,209

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	IVB Sub-Account		9XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 763,349	$ (498,774)	$ (2,115,719)	$ 2,773,162
Net realized (losses) gains	(4,456,313)	(21,575,378)	9,019,080	868,550
Net change in unrealized appreciation/depreciation	6,366,183	49,032,651	37,649,178	34,323,225
Net increase from operations	2,673,219	26,958,499	44,552,539	37,964,937

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	321,489	1,032,372	121,054,412	249,496,476
Transfers between Sub-Accounts
(including the Fixed Account), net	1,007,017	(8,667,798)	55,627,571	118,310,668
Withdrawals, surrenders, annuitizations
and contract charges	(5,406,780)	(4,395,033)	(19,854,071)	(4,634,589)
Net accumulation activity	(4,078,274)	(12,030,459)	156,827,912	363,172,555

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(4,078,274)	(12,030,459)	156,827,912	363,172,555

Total (decrease) increase in net assets	(1,405,055)	14,928,040	201,380,451	401,137,492

Net assets at beginning of year	82,821,276	67,893,236	417,990,165	16,852,673
Net assets at end of year	$ 81,416,221	$ 82,821,276	$ 619,370,616	$ 417,990,165

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	NMT Sub-Account		MCC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (741)	$ (811)	$ (2,228,749)	$ (2,058,179)
Net realized losses	(3,476)	(26,998)	(8,064,348)	(17,669,909)
Net change in unrealized appreciation/depreciation	9,421	31,619	29,598,662	50,970,680
Net increase from operations	5,204	3,810	19,305,565	31,242,592

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	1,897,319	5,099,222
Transfers between Sub-Accounts
(including the Fixed Account), net	(9,529)	(25,957)	(9,972,522)	(6,451,357)
Withdrawals, surrenders, annuitizations
and contract charges	(1,375)	(6,636)	(8,510,116)	(6,805,027)
Net accumulation activity	(10,904)	(32,593)	(16,585,319)	(8,157,162)

Annuitization Activity:
Annuitizations	-	-	4,530	1,433
Annuity payments and contract charges	-	-	(6,747)	-
Transfers between Sub-Accounts, net	-	-	-	(1,907)
Adjustments to annuity reserves	-	-	(1,107)	(684)
Net annuitization activity	-	-	(3,324)	(1,158)

Net decrease from contract owner transactions	(10,904)	(32,593)	(16,588,643)	(8,158,320)

Total (decrease) increase in net assets	(5,700)	(28,783)	2,716,922	23,084,272

Net assets at beginning of year	47,363	76,146	135,548,553	112,464,281
Net assets at end of year	$ 41,663	$ 47,363	$ 138,265,475	$ 135,548,553

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	NNG Sub-Account		CMG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (2,042)	$ (1,430)	$ (412,952)	$ (246,504)
Net realized gains (losses)	1,135	(33,989)	(598,093)	(1,118,658)
Net change in unrealized appreciation/depreciation	23,272	53,076	5,671,398	5,633,501
Net increase from operations	22,365	17,657	4,660,353	4,268,339

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1	-	2,894,057	5,488,322
Transfers between Sub-Accounts
(including the Fixed Account), net	(5,520)	(79,890)	(907,131)	2,840,087
Withdrawals, surrenders, annuitizations
and contract charges	(494)	(475)	(1,401,239)	(1,014,343)
Net accumulation activity	(6,013)	(80,365)	585,687	7,314,066

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(6,013)	(80,365)	585,687	7,314,066

Total increase (decrease) in net assets	16,352	(62,708)	5,246,041	11,582,405

Net assets at beginning of year	113,666	176,374	22,841,383	11,258,978
Net assets at end of year	$ 130,018	$ 113,666	$ 28,087,424	$ 22,841,383

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	NMI Sub-Account		CSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (135,440)	$ 11,837	$ (64)	$ (63)
Net realized losses	(741,559)	(4,384,841)	(528)	(761)
Net change in unrealized appreciation/depreciation	2,191,586	7,531,739	2,943	2,927
Net increase from operations	1,314,587	3,158,735	2,351	2,103

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	930,583	2,226,003	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,091,138)	(22,396)	947	(220)
Withdrawals, surrenders, annuitizations
and contract charges	(766,573)	(600,955)	(56)	(47)
Net accumulation activity	(927,128)	1,602,652	891	(267)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(927,128)	1,602,652	891	(267)

Total increase in net assets	387,459	4,761,387	3,242	1,836

Net assets at beginning of year	13,421,698	8,660,311	9,933	8,097
Net assets at end of year	$ 13,809,157	$ 13,421,698	$ 13,175	$ 9,933

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	FVB Sub-Account		FL1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (47,812)	$ 166,837	$ (1,300,897)	$ (185,563)
Net realized gains (losses)	594,031	(2,235,475)	2,104,970	(5,469,305)
Net change in unrealized appreciation/depreciation	7,459,506	11,091,859	29,857,302	47,429,043
Net increase from operations	8,005,725	9,023,221	30,661,375	41,774,175

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	6,851,617	13,391,812	17,776,509	83,268,325
Transfers between Sub-Accounts
(including the Fixed Account), net	3,094,491	5,960,727	(2,949,307)	19,617,852
Withdrawals, surrenders, annuitizations
and contract charges	(3,290,830)	(1,466,017)	(8,411,741)	(4,043,125)
Net accumulation activity	6,655,278	17,886,522	6,415,461	98,843,052

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	6,655,278	17,886,522	6,415,461	98,843,052

Total increase in net assets	14,661,003	26,909,743	37,076,836	140,617,227

Net assets at beginning of year	43,671,580	16,761,837	189,572,250	48,955,023
Net assets at end of year	$ 58,332,583	$ 43,671,580	$ 226,649,086	$ 189,572,250

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	F10 Sub-Account		F15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (1,497)	$ 134,301	$ 87,066	$ 497,482
Net realized gains (losses)	164,354	(1,589,440)	(206,526)	(1,078,433)
Net change in unrealized appreciation/depreciation	576,267	3,138,024	3,235,744	4,977,256
Net increase from operations	739,124	1,682,885	3,116,284	4,396,305

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2	23,612	1,607,883	4,186,110
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,509,986)	(2,279,952)	2,464,527	2,196,164
Withdrawals, surrenders, annuitizations
and contract charges	(727,940)	(1,262,813)	(2,629,076)	(768,637)
Net accumulation activity	(2,237,924)	(3,519,153)	1,443,334	5,613,637

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(2,237,924)	(3,519,153)	1,443,334	5,613,637

Total (decrease) increase in net assets	(1,498,800)	(1,836,268)	4,559,618	10,009,942

Net assets at beginning of year	8,368,031	10,204,299	27,230,848	17,220,907
Net assets at end of year	$ 6,869,231	$ 8,368,031	$ 31,790,466	$ 27,230,849

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	F20 Sub-Account		FVM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 122,699	$ 513,067	$ (2,552,064)	$ (1,489,649)
Net realized losses	(775,565)	(2,952,165)	(7,556,272)	(16,914,949)
Net change in unrealized appreciation/depreciation	5,261,382	10,209,150	49,071,969	56,017,844
Net increase from operations	4,608,516	7,770,052	38,963,633	37,613,246

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,216,681	4,613,455	14,240,611	15,889,863
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,558,494)	3,140,623	(11,721,044)	(9,476,698)
Withdrawals, surrenders, annuitizations
and contract charges	(2,938,670)	(1,986,332)	(10,547,703)	(7,862,371)
Net accumulation activity	(4,280,483)	5,767,746	(8,028,136)	(1,449,206)

Annuitization Activity:
Annuitizations	-	-	7,930	2,627
Annuity payments and contract charges	-	-	(5,496)	(507)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(1,479)	(606)
Net annuitization activity	-	-	955	1,514

Net (decrease) increase from contract owner transactions	(4,280,483)	5,767,746	(8,027,181)	(1,447,692)

Total increase in net assets	328,033	13,537,798	30,936,452	36,165,554

Net assets at beginning of year	41,446,559	27,908,761	147,656,428	111,490,874
Net assets at end of year	$ 41,774,592	$ 41,446,559	$ 178,592,880	$ 147,656,428

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SGI Sub-Account		S17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 1,114,438	$ (2,299,180)	$ 216,894	$ 549,532
Net realized losses	(3,607,177)	(3,356,033)	(1,482,144)	(2,427,335)
Net change in unrealized appreciation/depreciation	67,514,207	48,872,038	5,832,637	15,686,794
Net increase from operations	65,021,468	43,216,825	4,567,387	13,808,991

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	71,136,745	111,888,195	267,718	6,616,611
Transfers between Sub-Accounts
(including the Fixed Account), net	8,576,772	40,749,083	(4,531,015)	6,915,983
Withdrawals, surrenders, annuitizations
and contract charges	(16,709,427)	(9,257,211)	(4,275,371)	(1,887,491)
Net accumulation activity	63,004,090	143,380,067	(8,538,668)	11,645,103

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(8,356)	-	-	-
Transfers between Sub-Accounts, net	-	(1,755)	-	-
Adjustments to annuity reserves	(440)	(342)	-	-
Net annuitization activity	(8,796)	(2,097)	-	-

Net increase (decrease) from contract owner transactions	62,995,294	143,377,970	(8,538,668)	11,645,103

Total increase (decrease) in net assets	128,016,762	186,594,795	(3,971,281)	25,454,094

Net assets at beginning of year	334,386,149	147,791,354	60,404,458	34,950,364
Net assets at end of year	$ 462,402,911	$ 334,386,149	$ 56,433,177	$ 60,404,458

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	ISC Sub-Account		FVS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 4,577,998	$ 3,838,278	$ (376,657)	$ (26,690)
Net realized losses	(2,369,295)	(5,092,022)	(2,841,191)	(3,850,342)
Net change in unrealized appreciation/depreciation	7,885,079	19,700,868	12,739,521	10,638,877
Net increase from operations	10,093,782	18,447,124	9,521,673	6,761,845

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	14,486,059	14,400,589	4,607,290	7,893,443
Transfers between Sub-Accounts
(including the Fixed Account), net	9,481,301	4,778,363	(889,884)	388,890
Withdrawals, surrenders, annuitizations
and contract charges	(7,369,974)	(3,874,490)	(3,840,198)	(2,410,017)
Net accumulation activity	16,597,386	15,304,462	(122,792)	5,872,316

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(1,927)	(1,542)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(490)	(393)
Net annuitization activity	-	-	(2,417)	(1,935)

Net increase (decrease) from contract owner transactions	16,597,386	15,304,462	(125,209)	5,870,381

Total increase in net assets	26,691,168	33,751,586	9,396,464	12,632,226

Net assets at beginning of year	82,084,273	48,332,687	35,186,583	22,554,357
Net assets at end of year	$ 108,775,441	$ 82,084,273	$ 44,583,047	$ 35,186,583

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SIC Sub-Account		FMS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 736,503	$ 808,132	$ (221,534)	$ 1,029,739
Net realized gains (losses)	333,818	(397,363)	(9,145,559)	(6,304,941)
Net change in unrealized appreciation/depreciation	1,188,070	2,544,737	32,507,348	50,847,249
Net increase from operations	2,258,391	2,955,506	23,140,255	45,572,047

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	5,155,122	5,112,388	12,092,176	78,770,158
Transfers between Sub-Accounts
(including the Fixed Account), net	5,972,079	4,969,825	(596,720)	17,173,943
Withdrawals, surrenders, annuitizations
and contract charges	(2,889,846)	(947,731)	(13,886,888)	(9,088,200)
Net accumulation activity	8,237,355	9,134,482	(2,391,432)	86,855,901

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(5,247)	(1,862)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(391)	(432)
Net annuitization activity	-	-	(5,638)	(2,294)

Net increase (decrease) from contract owner transactions	8,237,355	9,134,482	(2,397,070)	86,853,607

Total increase in net assets	10,495,746	12,089,988	20,743,186	132,425,654

Net assets at beginning of year	21,088,738	8,998,750	248,924,483	116,498,829
Net assets at end of year	$ 31,584,484	$ 21,088,738	$ 269,667,669	$ 248,924,483

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	TDM Sub-Account		FTI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (37,473)	$ 1,689,776	$ 583,074	$ 4,986,843
Net realized losses	(6,463,039)	(21,943,601)	(20,231,941)	(21,652,120)
Net change in unrealized appreciation/depreciation	15,101,002	49,672,127	36,729,845	104,043,261
Net increase from operations	8,600,490	29,418,302	17,080,978	87,377,984

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	269,896	395,431	1,476,923	1,517,186
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,596,057)	(17,152,391)	(1,483,025)	(44,234,638)
Withdrawals, surrenders, annuitizations
and contract charges	(4,331,064)	(3,341,652)	(38,998,258)	(29,741,632)
Net accumulation activity	(7,657,225)	(20,098,612)	(39,004,360)	(72,459,084)

Annuitization Activity:
Annuitizations	3,248	991	2,954	-
Annuity payments and contract charges	(883)	(80)	(12,846)	(12,184)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(559)	(245)	(1,045)	(2,636)
Net annuitization activity	1,806	666	(10,937)	(14,820)

Net decrease from contract owner transactions	(7,655,419)	(20,097,946)	(39,015,297)	(72,473,904)

Total increase (decrease) in net assets	945,071	9,320,356	(21,934,319)	14,904,080

Net assets at beginning of year	59,780,455	50,460,099	295,586,812	280,682,732
Net assets at end of year	$ 60,725,526	$ 59,780,455	$ 273,652,493	$ 295,586,812

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	FTG Sub-Account		HBF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009[14]
Operations:
Net investment (loss) income	$ (126,191)	$ 417,881	$ (90,765)	$ (9,387)
Net realized (losses) gains	(3,734,745)	(4,739,093)	45,070	3,299
Net change in unrealized appreciation/depreciation	5,750,714	11,959,169	677,008	95,554
Net increase from operations	1,889,778	7,637,957	631,313	89,466

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,957,446	4,396,397	3,127,053	1,831,692
Transfers between Sub-Accounts
(including the Fixed Account), net	534,227	(1,660,933)	3,028,939	1,048,475
Withdrawals, surrenders, annuitizations
and contract charges	(3,656,120)	(2,016,009)	(172,570)	(12,250)
Net accumulation activity	(164,447)	719,455	5,983,422	2,867,917

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(164,447)	719,455	5,983,422	2,867,917

Total increase in net assets	1,725,331	8,357,412	6,614,735	2,957,383

Net assets at beginning of year	33,875,343	25,517,931	2,957,383	-
Net assets at end of year	$ 35,600,674	$ 33,875,343	$ 9,572,118	$ 2,957,383

14 For the period May 4, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	HVD Sub-Account		HVG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 91,087	$ (25,692)	$ (8,350)	$ (5,457)
Net realized gains (losses)	27,079	(162,735)	(20,664)	(29,859)
Net change in unrealized appreciation/depreciation	285,516	668,322	102,343	92,719
Net increase from operations	403,682	479,895	73,329	57,403

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	802,328	999,682	273,107	45,136
Transfers between Sub-Accounts
(including the Fixed Account), net	67,729	386,817	41,048	120,924
Withdrawals, surrenders, annuitizations
and contract charges	(125,678)	(75,642)	(34,629)	(31,869)
Net accumulation activity	744,379	1,310,857	279,526	134,191

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	744,379	1,310,857	279,526	134,191

Total increase in net assets	1,148,061	1,790,752	352,855	191,594

Net assets at beginning of year	2,613,269	822,517	462,965	271,371
Net assets at end of year	$ 3,761,330	$ 2,613,269	$ 815,820	$ 462,965

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	HVI Sub-Account		HVE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 12,829	$ (10,272)	$ (9,589)	$ (28,043)
Net realized (losses) gains	(11,333)	(63,367)	230	(145,993)
Net change in unrealized appreciation/depreciation	99,542	246,783	400,651	728,263
Net increase from operations	101,038	173,144	391,292	554,227

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	65,083	107,231	1,266,358	1,182,545
Transfers between Sub-Accounts
(including the Fixed Account), net	93,207	206,004	483,150	394,954
Withdrawals, surrenders, annuitizations
and contract charges	(64,170)	(19,234)	(179,111)	(103,127)
Net accumulation activity	94,120	294,001	1,570,397	1,474,372

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	94,120	294,001	1,570,397	1,474,372

Total increase in net assets	195,158	467,145	1,961,689	2,028,599

Net assets at beginning of year	908,107	440,962	2,952,460	923,861
Net assets at end of year	$ 1,103,265	$ 908,107	$ 4,914,149	$ 2,952,460

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	HVM Sub-Account		HVC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (352)	$ (389)	$ (11,597)	$ (10,880)
Net realized (losses) gains	(306)	(834)	11,669	(54,692)
Net change in unrealized appreciation/depreciation	6,148	-	233,987	269,965
Net increase (decrease) from operations	5,490	(1,223)	234,059	204,393

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	147,014	459,029
Transfers between Sub-Accounts
(including the Fixed Account), net	6,286	22,277	(109,475)	47,103
Withdrawals, surrenders, annuitizations
and contract charges	(200)	(1,100)	(52,673)	(36,027)
Net accumulation activity	6,086	21,177	(15,134)	470,105

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	6,086	21,177	(15,134)	470,105

Total increase in net assets	11,576	19,954	218,925	674,498

Net assets at beginning of year	37,661	17,707	1,070,309	395,811
Net assets at end of year	$ 49,237	$ 37,661	$ 1,289,234	$ 1,070,309

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	HVS Sub-Account		HVN Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 29,685	$ (5,473)	$ (5,554)	$ (3,897)
Net realized gains (losses)	6,696	(968)	(6,370)	(25,717)
Net change in unrealized appreciation/depreciation	12,648	17,405	61,907	98,059
Net increase from operations	49,029	10,964	49,983	68,445

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,156,518	450,215	49,704	63,476
Transfers between Sub-Accounts
(including the Fixed Account), net	1,947,219	379,802	(4,024)	33,544
Withdrawals, surrenders, annuitizations
and contract charges	(68,008)	(6,453)	(38,567)	(10,867)
Net accumulation activity	4,035,729	823,564	7,113	86,153

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-		-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	4,035,729	823,564	7,113	86,153

Total increase in net assets	4,084,758	834,528	57,096	154,598

Net assets at beginning of year	943,853	109,325	332,142	177,544
Net assets at end of year	$ 5,028,611	$ 943,853	$ 389,238	$ 332,142

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	HRS Sub-Account		HVR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (20,668)	$ (6,764)	$ (2,845)	$ (4,962)
Net realized gains (losses)	31,869	(32,427)	15,243	(22,528)
Net change in unrealized appreciation/depreciation	325,885	151,288	55,052	115,859
Net increase from operations	337,086	112,097	67,450	88,369

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	771,053	294,766	412,579	199,559
Transfers between Sub-Accounts
(including the Fixed Account), net	291,873	314,341	181,126	163,444
Withdrawals, surrenders, annuitizations
and contract charges	(46,510)	(23,603)	(19,919)	(6,693)
Net accumulation activity	1,016,416	585,504	573,786	356,310

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges		-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	1,016,416	585,504	573,786	356,310

Total increase in net assets	1,353,502	697,601	641,236	444,679

Net assets at beginning of year	861,819	164,218	578,764	134,085
Net assets at end of year	$ 2,215,321	$ 861,819	$ 1,220,000	$ 578,764

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	HSS Sub-Account		VLC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010[13]	2009
Operations:
Net investment (loss) income	$ (40,358)	$ (22,291)	$ (333,132)	$ 370,428
Net realized gains (losses)	294,505	(85,780)	(971,517)	(2,002,500)
Net change in unrealized appreciation/depreciation	748,154	546,951	4,196,691	5,559,554
Net increase from operations	1,002,301	438,880	2,892,042	3,927,482

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,081,906	885,256	1,959,183	3,892,351
Transfers between Sub-Accounts
(including the Fixed Account), net	134,952	570,962	2,425,774	880,664
Withdrawals, surrenders, annuitizations
and contract charges	(112,590)	(49,672)	(1,702,495)	(708,252)
Net accumulation activity	1,104,268	1,406,546	2,682,462	4,064,763

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	1,104,268	1,406,546	2,682,462	4,064,763

Total increase in net assets	2,106,569	1,845,426	5,574,504	7,992,245

Net assets at beginning of year	2,481,257	635,831	19,071,269	11,079,024
Net assets at end of year	$ 4,587,826	$ 2,481,257	$ 24,645,773	$ 19,071,269

13 Effective June 1, 2010, VLC Sub-Account changed its name from Van Kampen LIT Comstock Portfolio II.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	VKU Sub-Account		VKC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010[10]	2009	2010[12]	2009
Operations:
Net investment income (loss)	$ 72,209	$ 109,102	$ (38,335)	$ (7,906)
Net realized gains (losses)	560,020	(61,263)	507,015	(143)
Net change in unrealized appreciation/depreciation	1,969,610	2,596,134	447,776	519,300
Net increase from operations	2,601,839	2,643,973	916,456	511,251

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	7,390,463	11,190,425	1,304,959	861,121
Transfers between Sub-Accounts
(including the Fixed Account), net	439,198	3,091,216	1,313,156	795,353
Withdrawals, surrenders, annuitizations
and contract charges	(1,425,271)	(1,050,070)	(280,141)	(30,946)
Net accumulation activity	6,404,390	13,231,571	2,337,974	1,625,528

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	6,404,390	13,231,571	2,337,974	1,625,528

Total increase in net assets	9,006,229	15,875,544	3,254,430	2,136,779

Net assets at beginning of year	20,224,707	4,349,163	2,559,424	422,645
Net assets at end of year	$ 29,230,936	$ 20,224,707	$ 5,813,854	$ 2,559,424

10 Effective June 1, 2010, VKU Sub-Account changed its name from Van Kampen UIF Equity & Income Class II.
12 Effective June 1, 2010, VKC Sub-Account changed its name from Van Kampen UIF U.S. Mid Cap Value Portfolio II.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	LRE Sub-Account		LA9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (148,310)	$ 475,514	$ (869,133)	$ (776,700)
Net realized gains (losses)	2,403,644	(4,032,518)	1,560,426	(3,375,614)
Net change in unrealized appreciation/depreciation	7,193,278	15,933,010	9,152,488	19,894,899
Net increase from operations	9,448,612	12,376,006	9,843,781	15,742,585

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	12,045,043	9,529,501	1,515,618	2,924,169
Transfers between Sub-Accounts
(including the Fixed Account), net	4,139,897	4,221,722	(6,381,219)	(2,955,643)
Withdrawals, surrenders, annuitizations
and contract charges	(3,199,616)	(1,042,562)	(6,124,052)	(4,780,149)
Net accumulation activity	12,985,324	12,708,661	(10,989,653)	(4,811,623)

Annuitization Activity:
Annuitizations	-	-	-	1,958
Annuity payments and contract charges	-	-	(1,644)	(1,504)
Transfers between Sub-Accounts, net	-	-		-
Adjustments to annuity reserves	-	-	(271)	(330)
Net annuitization activity	-	-	(1,915)	124

Net increase (decrease) from contract owner transactions	12,985,324	12,708,661	(10,991,568)	(4,811,499)

Total increase (decrease) in net assets	22,433,936	25,084,667	(1,147,787)	10,931,086

Net assets at beginning of year	39,060,057	13,975,390	52,098,239	41,167,153
Net assets at end of year	$ 61,493,993	$ 39,060,057	$ 50,950,452	$ 52,098,239

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	LAV Sub-Account		MIT Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010[1]	2009	2010	2009
Operations:
Net investment (loss) income	$ (611,904)	$ (552,561)	$ 1,200,161	$ 2,834,539
Net realized gains (losses)	170,620	(2,407,535)	(1,890,102)	(20,383,794)
Net change in unrealized appreciation/depreciation	7,575,694	11,407,485	45,141,510	82,132,967
Net increase from operations	7,134,410	8,447,389	44,451,569	64,583,712

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,979,072	9,498,653	3,452,756	2,840,657
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,846,927)	1,724,870	(7,781,622)	(11,979,224)
Withdrawals, surrenders, annuitizations
and contract charges	(4,094,548)	(3,218,318)	(41,122,514)	(37,549,752)
Net accumulation activity	(1,962,403)	8,005,205	(45,451,380)	(46,688,319)

Annuitization Activity:
Annuitizations	-	-	46,847	72,854
Annuity payments and contract charges	-	-	(236,745)	(285,786)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(137,216)	(205,822)
Net annuitization activity	-	-	(327,114)	(418,754)

Net (decrease) increase from contract owner transactions	(1,962,403)	8,005,205	(45,778,494)	(47,107,073)

Total increase (decrease) in net assets	5,172,007	16,452,594	(1,326,925)	17,476,639

Net assets at beginning of year	43,116,785	26,664,191	330,454,824	312,978,185
Net assets at end of year	$ 48,288,792	$ 43,116,785	$ 329,127,899	$ 330,454,824

1 Effective May 3, 2010, LAV Sub-Account changed its name from Lord Abbett Series Fund - All Value Portfolio VC.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MFL Sub-Account		BDS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:		MFL		MFS
Net investment (loss) income	$ (314,547)	$ 640,906	$ 2,736,440	$ 4,048,253
Net realized (losses) gains	(868,876)	(8,963,235)	185,705	(2,604,674)
Net change in unrealized appreciation/depreciation	23,909,406	46,733,780	5,482,332	17,193,089
Net increase from operations	22,725,983	38,411,451	8,404,477	18,636,668

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,249,389	960,141	1,258,154	875,404
Transfers between Sub-Accounts
(including the Fixed Account), net	(12,492,684)	(12,589,431)	8,183,604	14,812,472
Withdrawals, surrenders, annuitizations
and contract charges	(25,658,842)	(21,418,187)	(14,382,386)	(13,065,541)
Net accumulation activity	(36,902,137)	(33,047,477)	(4,940,628)	2,622,335

Annuitization Activity:
Annuitizations	-	-	-	36,580
Annuity payments and contract charges	(7,104)	(6,196)	(37,492)	(24,539)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(898)	(1,194)	(79,301)	(25,129)
Net annuitization activity	(8,002)	(7,390)	(116,793)	(13,088)

Net (decrease) increase from contract owner transactions	(36,910,139)	(33,054,867)	(5,057,421)	2,609,247

Total (decrease) increase in net assets	(14,184,156)	5,356,584	3,347,056	21,245,915

Net assets at beginning of year	182,378,997	177,022,413	90,448,318	69,202,403
Net assets at end of year	$ 168,194,841	$ 182,378,997	$ 93,795,374	$ 90,448,318

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MF7 Sub-Account		RGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 2,721,864	$ 2,626,090	$ (315,298)	$ 357,187
Net realized gains (losses)	1,417,488	(3,042,012)	(5,305,584)	(11,854,546)
Net change in unrealized appreciation/depreciation	5,402,593	15,614,981	20,867,477	37,565,958
Net increase from operations	9,541,945	15,199,059	15,246,595	26,068,599

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	26,819,041	16,682,496	1,447,246	1,010,882
Transfers between Sub-Accounts
(including the Fixed Account), net	23,955,339	21,180,583	(1,074,537)	(3,887,980)
Withdrawals, surrenders, annuitizations
and contract charges	(13,429,433)	(12,297,526)	(12,853,985)	(11,756,921)
Net accumulation activity	37,344,947	25,565,553	(12,481,276)	(14,634,019)

Annuitization Activity:
Annuitizations	-	-	-	7,782
Annuity payments and contract charges	(1,864)	(1,646)	(45,273)	(46,447)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(172)	(316)	(20,528)	(32,726)
Net annuitization activity	(2,036)	(1,962)	(65,801)	(71,391)

Net increase (decrease) from contract owner transactions	37,342,911	25,563,591	(12,547,077)	(14,705,410)

Total increase in net assets	46,884,856	40,762,650	2,699,518	11,363,189

Net assets at beginning of year	91,904,165	51,141,515	107,176,009	95,812,820
Net assets at end of year	$ 138,789,021	$ 91,904,165	$ 109,875,527	$ 107,176,009

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	RG1 Sub-Account		EME Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (233,343)	$ (49,872)	$ (337,474)	$ 348,686
Net realized losses	(1,989,290)	(4,497,534)	(4,529,739)	(9,783,922)
Net change in unrealized appreciation/depreciation	6,841,914	11,686,407	14,340,213	27,753,516
Net increase from operations	4,619,281	7,139,001	9,473,000	18,318,280

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,076,208	5,669,858	310,758	472,463
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,196,271)	1,808,776	1,561,489	2,209,092
Withdrawals, surrenders, annuitizations
and contract charges	(3,294,175)	(3,452,635)	(5,688,750)	(4,325,948)
Net accumulation activity	(2,414,238)	4,025,999	(3,816,503)	(1,644,393)

Annuitization Activity:
Annuitizations	-	-	5,345	21,037
Annuity payments and contract charges	(5,457)	(4,879)	(27,374)	(21,049)
Transfers between Sub-Accounts, net		-	-	-
Adjustments to annuity reserves	(825)	(1,138)	(35,023)	(53,716)
Net annuitization activity	(6,282)	(6,017)	(57,052)	(53,728)

Net (decrease) increase from contract owner transactions	(2,420,520)	4,019,982	(3,873,555)	(1,698,121)

Total increase in net assets	2,198,761	11,158,983	5,599,445	16,620,159

Net assets at beginning of year	32,497,716	21,338,733	46,576,034	29,955,875
Net assets at end of year	$ 34,696,477	$ 32,497,716	$ 52,175,479	$ 46,576,034

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	EM1 Sub-Account		GGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (287,567)	$ (6,833)	$ (399,185)	$ 3,124,794
Net realized gains (losses)	208,109	(3,923,505)	(182,443)	(318,516)
Net change in unrealized appreciation/depreciation	5,472,939	10,568,408	1,427,904	(2,174,740)
Net increase from operations	5,393,481	6,638,070	846,276	631,538

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	7,548,344	6,367,555	316,671	184,480
Transfers between Sub-Accounts
(including the Fixed Account), net	642,145	2,600,671	678,583	(507,734)
Withdrawals, surrenders, annuitizations
and contract charges	(2,351,826)	(1,523,130)	(3,478,674)	(4,558,977)
Net accumulation activity	5,838,663	7,445,096	(2,483,420)	(4,882,231)

Annuitization Activity:
Annuitizations	-	-	5,178	16,779
Annuity payments and contract charges	-	-	(18,728)	(20,937)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(24,807)	(282)
Net annuitization activity	-	-	(38,357)	(4,440)

Net increase (decrease) from contract owner transactions	5,838,663	7,445,096	(2,521,777)	(4,886,671)

Total increase (decrease) in net assets	11,232,144	14,083,166	(1,675,501)	(4,255,133)

Net assets at beginning of year	22,378,471	8,295,305	29,279,024	33,534,157
Net assets at end of year	$ 33,610,615	$ 22,378,471	$ 27,603,523	$ 29,279,024

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	GG1 Sub-Account		GGR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (49,389)	$ 513,203	$ (407,270)	$ (138,895)
Net realized (losses) gains	(23,866)	(215,028)	3,071,738	576,803
Net change in unrealized appreciation/depreciation	154,545	(303,645)	3,547,131	19,774,294
Net increase (decrease) from operations	81,290	(5,470)	6,211,599	20,212,202

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	44,579	4,019	774,541	388,968
Transfers between Sub-Accounts
(including the Fixed Account), net	232,805	(1,468,161)	(1,844,502)	(1,062,691)
Withdrawals, surrenders, annuitizations
and contract charges	(827,197)	(1,306,434)	(8,527,451)	(6,803,189)
Net accumulation activity	(549,813)	(2,770,576)	(9,597,412)	(7,476,912)

Annuitization Activity:
Annuitizations	-	-	-	14,802
Annuity payments and contract charges	(1,947)	(1,925)	(58,157)	(57,446)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(101)	(114)	(15,205)	(69,618)
Net annuitization activity	(2,048)	(2,039)	(73,362)	(112,262)

Net decrease from contract owner transactions	(551,861)	(2,772,615)	(9,670,774)	(7,589,174)

Total (decrease) increase in net assets	(470,571)	(2,778,085)	(3,459,175)	12,623,028

Net assets at beginning of year	3,542,610	6,320,695	71,866,959	59,243,931
Net assets at end of year	$ 3,072,039	$ 3,542,610	$ 68,407,784	$ 71,866,959

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	GG2 Sub-Account		RES Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (43,968)	$ (36,916)	$ (25,251)	$ 346,069
Net realized gains (losses)	260,069	27,937	1,071,512	(4,812,525)
Net change in unrealized appreciation/depreciation	124,591	1,322,571	12,732,144	39,090,639
Net increase from operations	340,692	1,313,592	13,778,405	34,624,183

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	72,575	2,659	1,369,807	1,225,879
Transfers between Sub-Accounts
(including the Fixed Account), net	(173,482)	(142,614)	(3,845,412)	(5,322,621)
Withdrawals, surrenders, annuitizations
and contract charges	(1,145,842)	(862,356)	(16,881,758)	(16,050,078)
Net accumulation activity	(1,246,749)	(1,002,311)	(19,357,363)	(20,146,820)

Annuitization Activity:
Annuitizations	-	-	29,681	15,482
Annuity payments and contract charges	(1,829)	(1,545)	(112,284)	(87,753)
Transfers between Sub-Accounts, net	-	-		-
Adjustments to annuity reserves	(259)	(476)	(48,072)	(100,779)
Net annuitization activity	(2,088)	(2,021)	(130,675)	(173,050)

Net decrease from contract owner transactions	(1,248,837)	(1,004,332)	(19,488,038)	(20,319,870)

Total (decrease) increase in net assets	(908,145)	309,260	(5,709,633)	14,304,313

Net assets at beginning of year	4,912,210	4,602,950	143,755,857	129,451,544
Net assets at end of year	$ 4,004,065	$ 4,912,210	$ 138,046,224	$ 143,755,857

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	RE1 Sub-Account		GTR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010[2]	2009
Operations:
Net investment (loss) income	$ (71,914)	$ (21,998)	$ (524,141)	$ 5,524,322
Net realized gains (losses)	135,897	(803,822)	(2,722,457)	(4,462,992)
Net change in unrealized appreciation/depreciation	1,562,516	5,387,042	6,496,978	9,136,568
Net increase from operations	1,626,499	4,561,222	3,250,380	10,197,898

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	160,631	43,366	746,578	566,094
Transfers between Sub-Accounts
(including the Fixed Account), net	(265,407)	(2,419,815)	657,421	(1,104,959)
Withdrawals, surrenders, annuitizations
and contract charges	(2,563,199)	(2,592,152)	(10,784,107)	(10,066,362)
Net accumulation activity	(2,667,975)	(4,968,601)	(9,380,108)	(10,605,227)

Annuitization Activity:
Annuitizations	-	-	15,666	-
Annuity payments and contract charges	(2,055)	(1,934)	(68,832)	(123,959)
Transfers between Sub-Accounts, net		-	-	-
Adjustments to annuity reserves	(207)	(349)	(20,189)	(50,119)
Net annuitization activity	(2,262)	(2,283)	(73,355)	(174,078)

Net decrease from contract owner transactions	(2,670,237)	(4,970,884)	(9,453,463)	(10,779,305)

Total decrease in net assets	(1,043,738)	(409,662)	(6,203,083)	(581,407)

Net assets at beginning of year	17,259,114	17,668,776	89,385,980	89,967,387
Net assets at end of year	$ 16,215,376	$ 17,259,114	$ 83,182,897	$ 89,385,980

2 Effective February, 8, 2010, GTR Sub-Account changes its name from MFS Global Total Return Class I.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	GT2 Sub-Account		GSS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010[3]	2009	2010	2009
Operations:
Net investment (loss) income	$ (2,045,863)	$ 681,850	$ 4,309,753	$ 7,418,283
Net realized (losses) gains	(803,343)	(1,258,143)	2,089,696	294,544
Net change in unrealized appreciation/depreciation	13,370,121	1,796,666	232,090	(1,350,008)
Net increase from operations	10,520,915	1,220,373	6,631,539	6,362,819

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	275,234,122	39,020	2,443,434	1,833,654
Transfers between Sub-Accounts
(including the Fixed Account), net	82,778,660	(256,923)	2,306,290	15,675,194
Withdrawals, surrenders, annuitizations
and contract charges	(5,665,087)	(2,190,371)	(30,646,372)	(35,334,308)
Net accumulation activity	352,347,695	(2,408,274)	(25,896,648)	(17,825,460)

Annuitization Activity:
Annuitizations	-	-	21,231	35,811
Annuity payments and contract charges	(2,029)	(1,864)	(172,359)	(219,912)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(162)	(272)	6,534	(7,722)
Net annuitization activity	(2,191)	(2,136)	(144,594)	(191,823)

Net increase (decrease) from contract owner transactions	352,345,504	(2,410,410)	(26,041,242)	(18,017,283)

Total increase (decrease) in net assets	362,866,419	(1,190,037)	(19,409,703)	(11,654,464)

Net assets at beginning of year	11,164,168	12,354,205	201,831,819	213,486,283
Net assets at end of year	$ 374,030,587	$ 11,164,168	$ 182,422,116	$ 201,831,819

3 Effective February, 8, 2010, GT2 Sub-Account changes its name from MFS Global Total Return Class S.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MFK Sub-Account		EGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 6,699,523	$ 6,547,199	$ (1,801,212)	$ (1,419,223)
Net realized gains (losses)	3,863,911	2,355,781	3,163,874	(2,594,517)
Net change in unrealized appreciation/depreciation	(95,451)	(1,652,614)	16,591,684	42,536,189
Net increase from operations	10,467,983	7,250,366	17,954,346	38,522,449

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	33,275,827	88,924,518	1,241,227	850,190
Transfers between Sub-Accounts
(including the Fixed Account), net	25,231,618	80,488,037	(1,926,520)	(2,423,500)
Withdrawals, surrenders, annuitizations
and contract charges	(45,202,211)	(38,569,061)	(15,896,050)	(15,445,856)
Net accumulation activity	13,305,234	130,843,494	(16,581,343)	(17,019,166)

Annuitization Activity:
Annuitizations	124,637	11,228	25,850	15,375
Annuity payments and contract charges	(25,171)	(44,305)	(76,180)	(64,235)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(9,099)	(5,757)	(38,762)	(67,605)
Net annuitization activity	90,367	(38,834)	(89,092)	(116,465)

Net increase (decrease) from contract owner transactions	13,395,601	130,804,660	(16,670,435)	(17,135,631)

Total increase in net assets	23,863,584	138,055,026	1,283,911	21,386,818

Net assets at beginning of year	374,547,282	236,492,256	140,984,437	119,597,619
Net assets at end of year	$ 398,410,866	$ 374,547,282	$ 142,268,348	$ 140,984,437

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MFF Sub-Account		HYS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (189,087)	$ (181,454)	$ 7,854,342	$ 7,642,618
Net realized gains (losses)	623,831	276,246	(5,220,494)	(10,112,246)
Net change in unrealized appreciation/depreciation	1,023,518	3,307,413	10,196,832	37,293,494
Net increase from operations	1,458,262	3,402,205	12,830,680	34,823,866

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	87,063	60,456	888,751	627,259
Transfers between Sub-Accounts
(including the Fixed Account), net	(116,039)	(104,571)	(1,092,178)	(748,121)
Withdrawals, surrenders, annuitizations
and contract charges	(1,727,192)	(2,032,031)	(13,939,425)	(12,476,849)
Net accumulation activity	(1,756,168)	(2,076,146)	(14,142,852)	(12,597,711)

Annuitization Activity:
Annuitizations	-	-	11,220	46,814
Annuity payments and contract charges		-	(89,677)	(72,918)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(69)	(120)	(57,516)	(132,144)
Net annuitization activity	(69)	(120)	(135,973)	(158,248)

Net decrease from contract owner transactions	(1,756,237)	(2,076,266)	(14,278,825)	(12,755,959)

Total (decrease) increase in net assets	(297,975)	1,325,939	(1,448,145)	22,067,907

Net assets at beginning of year	12,532,342	11,206,403	100,842,945	78,775,038
Net assets at end of year	$ 12,234,367	$ 12,532,342	$ 99,394,800	$ 100,842,945

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MFC Sub-Account		IGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 6,900,949	$ 7,519,897	$ (352,389)	$ (182,654)
Net realized losses	(3,141,410)	(17,719,236)	(4,415,102)	(5,062,003)
Net change in unrealized appreciation/depreciation	7,457,171	45,102,485	12,746,238	24,250,775
Net increase from operations	11,216,710	34,903,146	7,978,747	19,006,118

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	778,202	589,555	753,435	489,089
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,566,424)	(18,450,844)	(1,825,373)	(1,247,926)
Withdrawals, surrenders, annuitizations
and contract charges	(15,163,458)	(12,427,818)	(9,194,565)	(8,103,960)
Net accumulation activity	(17,951,680)	(30,289,107)	(10,266,503)	(8,862,797)

Annuitization Activity:
Annuitizations	1,474	-	32,505	8,735
Annuity payments and contract charges	(8,557)	(6,836)	(25,301)	(22,172)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(2,270)	(3,242)	(14,533)	(23,230)
Net annuitization activity	(9,353)	(10,078)	(7,329)	(36,667)

Net decrease from contract owner transactions	(17,961,033)	(30,299,185)	(10,273,832)	(8,899,464)

Total (decrease) increase in net assets	(6,744,323)	4,603,961	(2,295,085)	10,106,654

Net assets at beginning of year	95,852,231	91,248,270	69,156,837	59,050,183
Net assets at end of year	$ 89,107,908	$ 95,852,231	$66,861,752	$ 69,156,837

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	IG1 Sub-Account		MII Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (233,681)	$ (158,988)	$ 108,739	$ 1,009,827
Net realized losses	(1,661,309)	(3,006,890)	(2,475,757)	(4,860,541)
Net change in unrealized appreciation/depreciation	4,961,500	8,871,840	6,171,841	14,751,718
Net increase from operations	3,066,510	5,705,962	3,804,823	10,901,004

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,666,100	3,046,971	343,353	519,544
Transfers between Sub-Accounts
(including the Fixed Account), net	(356,966)	1,972,464	(864,825)	(2,233,378)
Withdrawals, surrenders, annuitizations
and contract charges	(2,981,179)	(2,392,983)	(6,840,628)	(6,251,767)
Net accumulation activity	(672,045)	2,626,452	(7,362,100)	(7,965,601)

Annuitization Activity:
Annuitizations	-	-	11,475	29,546
Annuity payments and contract charges	-	-	(32,557)	(28,547)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(115)	(212)	(18,264)	(38,686)
Net annuitization activity	(115)	(212)	(39,346)	(37,687)

Net (decrease) increase from contract owner transactions	(672,160)	2,626,240	(7,401,446)	(8,003,288)

Total increase (decrease) in net assets	2,394,350	8,332,202	(3,596,623)	2,897,716

Net assets at beginning of year	24,793,740	16,461,538	59,014,660	56,116,944
Net assets at end of year	$ 27,188,090	$ 24,793,740	$ 55,418,037	$ 59,014,660

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MI1 Sub-Account		MIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (563,981)	$ 2,584,303	$ (4,024,338)	$ (1,004,491)
Net realized (losses) gains	(7,525,535)	(23,986,091)	4,920,662	(7,856,841)
Net change in unrealized appreciation/depreciation	21,107,265	60,566,267	38,176,157	59,469,252
Net increase from operations	13,017,749	39,164,479	39,072,481	50,607,920

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,560,400	5,286,952	3,776,093	6,794,993
Transfers between Sub-Accounts
(including the Fixed Account), net	4,838,958	(15,837,906)	(12,102,400)	220,135,344
Withdrawals, surrenders, annuitizations
and contract charges	(12,933,860)	(11,862,883)	(48,044,004)	(20,152,477)
Net accumulation activity	(4,534,502)	(22,413,837)	(56,370,311)	206,777,860

Annuitization Activity:
Annuitizations	10,596	3,231	65,515	12,341
Annuity payments and contract charges	(2,764)	(240)	(372,281)	(62,816)
Transfers between Sub-Accounts, net	-	-		-
Adjustments to annuity reserves	(1,326)	(645)	(25,759)	(171,348)
Net annuitization activity	6,506	2,346	(332,525)	(221,823)

Net (decrease) increase from contract owner transactions	(4,527,996)	(22,411,491)	(56,702,836)	206,556,037

Total increase (decrease) in net assets	8,489,753	16,752,988	(17,630,355)	257,163,957

Net assets at beginning of year	184,184,694	167,431,706	392,101,061	134,937,104
Net assets at end of year	$ 192,674,447	$ 184,184,694	$ 374,470,706	$ 392,101,061

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	M1B Sub-Account		MCS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (1,020,618)	$ (616,446)	$ (311,347)	$ (238,512)
Net realized gains (losses)	614,017	(2,286,725)	(604,551)	(1,973,662)
Net change in unrealized appreciation/depreciation	6,942,527	20,504,066	6,160,747	8,024,782
Net increase from operations	6,535,926	17,600,895	5,244,849	5,812,608

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	596,268	494,113	222,475	274,860
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,829,628)	11,003,370	2,003,345	620,372
Withdrawals, surrenders, annuitizations
and contract charges	(13,156,454)	(9,746,494)	(2,850,587)	(2,204,642)
Net accumulation activity	(15,389,814)	1,750,989	(624,767)	(1,309,410)

Annuitization Activity:
Annuitizations	2,530	-	15,495	-
Annuity payments and contract charges	(4,022)	(2,336)	(7,054)	(5,286)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(303)	(451)	(3,019)	(2,750)
Net annuitization activity	(1,795)	(2,787)	5,422	(8,036)

Net (decrease) increase from contract owner transactions	(15,391,609)	1,748,202	(619,345)	(1,317,446)

Total (decrease) increase in net assets	(8,855,683)	19,349,097	4,625,504	4,495,162

Net assets at beginning of year	72,529,820	53,180,723	20,289,951	15,794,789
Net assets at end of year	$ 63,674,137	$ 72,529,820	$ 24,915,455	$ 20,289,951

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MC1 Sub-Account		MMS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (242,463)	$ (232,698)	$ (1,814,056)	$ (2,481,641)
Net realized losses	(509,620)	(2,010,677)	-	-
Net change in unrealized appreciation/depreciation	4,305,962	7,027,972	-	-
Net increase (decrease) from operations	3,553,879	4,784,597	(1,814,056)	(2,481,641)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	241,078	131,134	7,711,175	4,124,362
Transfers between Sub-Accounts
(including the Fixed Account), net	(891,854)	(1,018,657)	17,373,035	18,248,674
Withdrawals, surrenders, annuitizations
and contract charges	(3,449,660)	(2,294,551)	(52,479,905)	(75,680,104)
Net accumulation activity	(4,100,436)	(3,182,074)	(27,395,695)	(53,307,068)

Annuitization Activity:
Annuitizations	1,038	-	302,433	169,030
Annuity payments and contract charges	(1,020)	(820)	(336,938)	(197,115)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(342)	(342)	(11,666)	(8,189)
Net annuitization activity	(324)	(1,162)	(46,171)	(36,274)

Net decrease from contract owner transactions	(4,100,760)	(3,183,236)	(27,441,866)	(53,343,342)

Total (decrease) increase in net assets	(546,881)	1,601,361	(29,255,922)	(55,824,983)

Net assets at beginning of year	15,620,576	14,019,215	142,977,635	198,802,618
Net assets at end of year	$ 15,073,695	$ 15,620,576	$ 113,721,713	$ 142,977,635

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MM1 Sub-Account		NWD Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (2,883,955)	$ (3,499,327)	$ (908,193)	$ (754,636)
Net realized gains (losses)	-	-	2,681,838	(2,579,565)
Net change in unrealized appreciation/depreciation	-	-	17,195,895	28,377,968
Net (decrease) increase from operations	(2,883,955)	(3,499,327)	18,969,540	25,043,767

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,569,132	1,894,845	689,082	566,097
Transfers between Sub-Accounts
(including the Fixed Account), net	38,156,057	26,521,576	(2,978,621)	(3,164,718)
Withdrawals, surrenders, annuitizations
and contract charges	(60,311,787)	(72,618,651)	(8,270,371)	(7,308,836)
Net accumulation activity	(19,586,598)	(44,202,230)	(10,559,910)	(9,907,457)

Annuitization Activity:
Annuitizations	56,798	-	15,041	-
Annuity payments and contract charges	(27,632)	(23,519)	(26,329)	(23,900)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(1,476)	(1,108)	(13,347)	(15,783)
Net annuitization activity	27,690	(24,627)	(24,635)	(39,683)

Net decrease from contract owner transactions	(19,558,908)	(44,226,857)	(10,584,545)	(9,947,140)

Total (decrease) increase in net assets	(22,442,863)	(47,726,184)	8,384,995	15,096,627

Net assets at beginning of year	180,844,310	228,570,494	60,742,092	45,645,465
Net assets at end of year	$ 158,401,447	$ 180,844,310	$ 69,127,087	$ 60,742,092

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	M1A Sub-Account		RIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (1,385,031)	$ (1,380,295)	$ (36,685)	$ 680,687
Net realized losses	(1,076,462)	(13,649,926)	(3,319,974)	(3,997,513)
Net change in unrealized appreciation/depreciation	26,206,763	53,998,286	6,741,449	13,395,171
Net increase from operations	23,745,270	38,968,065	3,384,790	10,078,345

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	484,578	391,926	501,147	384,346
Transfers between Sub-Accounts
(including the Fixed Account), net	(17,819,747)	(22,293,310)	(671,244)	(1,943,048)
Withdrawals, surrenders, annuitizations
and contract charges	(12,331,914)	(9,002,385)	(5,242,889)	(4,527,811)
Net accumulation activity	(29,667,083)	(30,903,769)	(5,412,986)	(6,086,513)

Annuitization Activity:
Annuitizations	-	-	4,668	-
Annuity payments and contract charges	(8,597)	(6,781)	(16,808)	(19,738)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(2,318)	(2,416)	(4,878)	3,200
Net annuitization activity	(10,915)	(9,197)	(17,018)	(16,538)

Net decrease from contract owner transactions	(29,677,998)	(30,912,966)	(5,430,004)	(6,103,051)

Total (decrease) increase in net assets	(5,932,728)	8,055,099	(2,045,214)	3,975,294

Net assets at beginning of year	85,989,049	77,933,950	44,296,413	40,321,119
Net assets at end of year	$ 80,056,321	$ 85,989,049	$ 42,251,199	$ 44,296,413

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	RI1 Sub-Account		SIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (629,902)	$ 1,424,114	$ 1,553,487	$ 2,980,968
Net realized losses	(15,817,810)	(19,452,501)	(596,207)	(1,547,433)
Net change in unrealized appreciation/depreciation	25,553,954	46,650,279	2,358,826	6,273,441
Net increase from operations	9,106,242	28,621,892	3,316,106	7,706,976

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,119,126	4,087,211	471,492	540,071
Transfers between Sub-Accounts
(including the Fixed Account), net	(876,886)	(9,754,012)	2,954,221	5,156,088
Withdrawals, surrenders, annuitizations
and contract charges	(15,387,666)	(11,713,433)	(6,283,968)	(4,744,182)
Net accumulation activity	(14,145,426)	(17,380,234)	(2,858,255)	951,977

Annuitization Activity:
Annuitizations	2,267	700	23,036	26,498
Annuity payments and contract charges	(3,127)	(2,575)	(35,888)	(27,819)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(425)	(534)	1,416	(3,426)
Net annuitization activity	(1,285)	(2,409)	(11,436)	(4,747)

Net (decrease) increase from contract owner transactions	(14,146,711)	(17,382,643)	(2,869,691)	947,230

Total (decrease) increase in net assets	(5,040,469)	11,239,249	446,415	8,654,206

Net assets at beginning of year	118,436,542	107,197,293	38,612,559	29,958,353
Net assets at end of year	$ 113,396,073	$ 118,436,542	$ 39,058,974	$ 38,612,559

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SI1 Sub-Account		TEC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 398,183	$ 1,010,979	$ (207,685)	$ (166,489)
Net realized (losses) gains	(217,778)	(983,457)	617,770	13,019
Net change in unrealized appreciation/depreciation	710,294	2,472,207	2,121,114	6,207,010
Net increase from operations	890,699	2,499,729	2,531,199	6,053,540

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	53,217	149,980	129,365	109,292
Transfers between Sub-Accounts
(including the Fixed Account), net	865,883	738,289	20,767	1,853,248
Withdrawals, surrenders, annuitizations
and contract charges	(2,471,468)	(3,098,685)	(1,368,959)	(1,534,576)
Net accumulation activity	(1,552,368)	(2,210,416)	(1,218,827)	427,964

Annuitization Activity:
Annuitizations	-	-	1,799	-
Annuity payments and contract charges	(3,214)	(2,814)	(2,604)	(2,696)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(335)	(577)	(1,084)	(3,072)
Net annuitization activity	(3,549)	(3,391)	(1,889)	(5,768)

Net (decrease) increase from contract owner transactions	(1,555,917)	(2,213,807)	(1,220,716)	422,196

Total (decrease) increase in net assets	(665,218)	285,922	1,310,483	6,475,736

Net assets at beginning of year	11,155,167	10,869,245	14,531,610	8,055,874
Net assets at end of year	$ 10,489,949	$ 11,155,167	$ 15,842,093	$ 14,531,610

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	TE1 Sub-Account		TRS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (25,827)	$ (22,141)	$ 7,073,716	$ 12,919,506
Net realized gains (losses)	119,729	(14,098)	(9,321,443)	(28,795,151)
Net change in unrealized appreciation/depreciation	166,829	775,430	43,345,284	92,913,041
Net increase from operations	260,731	739,191	41,097,557	77,037,396

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	113,456	4,150	6,749,347	5,269,646
Transfers between Sub-Accounts
(including the Fixed Account), net	34,354	308,500	(6,101,083)	(8,391,662)
Withdrawals, surrenders, annuitizations
and contract charges	(405,404)	(267,967)	(69,914,778)	(75,634,734)
Net accumulation activity	(257,594)	44,683	(69,266,514)	(78,756,750)

Annuitization Activity:
Annuitizations	-	-	421,971	470,978
Annuity payments and contract charges	-	-	(605,182)	(659,148)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(161,559)	(368,017)
Net annuitization activity	-	-	(344,770)	(556,187)

Net (decrease) increase from contract owner transactions	(257,594)	44,683	(69,611,284)	(79,312,937)

Total increase (decrease) in net assets	3,137	783,874	(28,513,727)	(2,275,541)

Net assets at beginning of year	1,773,079	989,205	535,058,547	537,334,088
Net assets at end of year	$ 1,776,216	$ 1,773,079	$ 506,544,820	$ 535,058,547

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MFJ Sub-Account		UTS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ 6,347,081	$ 11,639,865	$ 2,963,376	$ 5,566,945
Net realized (losses) gains	(24,595,166)	(29,318,022)	10,509,303	4,145,977
Net change in unrealized appreciation/depreciation	73,206,441	116,721,907	4,886,592	32,847,752
Net increase from operations	54,958,356	99,043,750	18,359,271	42,560,674

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	35,405,597	102,698,269	1,957,646	1,966,038
Transfers between Sub-Accounts
(including the Fixed Account), net	(17,562,522)	4,858,031	(3,473,462)	(6,095,817)
Withdrawals, surrenders, annuitizations
and contract charges	(91,188,599)	(68,510,123)	(24,410,951)	(20,329,609)
Net accumulation activity	(73,345,524)	39,046,177	(25,926,767)	(24,459,388)

Annuitization Activity:
Annuitizations	199,457	-	263,415	-
Annuity payments and contract charges	(29,160)	(46,122)	(107,790)	(95,989)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(13,434)	(6,476)	(64,734)	(111,503)
Net annuitization activity	156,863	(52,598)	90,891	(207,492)

Net (decrease) increase from contract owner transactions	(73,188,661)	38,993,579	(25,835,876)	(24,666,880)

Total (decrease) increase in net assets	(18,230,305)	138,037,329	(7,476,605)	17,893,794

Net assets at beginning of year	743,138,623	605,101,294	173,124,755	155,230,961
Net assets at end of year	$ 724,908,318	$ 743,138,623	$ 165,648,150	$ 173,124,755

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MFE Sub-Account		MVS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 1,454,288	$ 2,316,962	$ (32,550)	$ 449,881
Net realized losses	(7,930,782)	(8,997,826)	(3,060,919)	(5,294,141)
Net change in unrealized appreciation/depreciation	18,283,727	29,193,021	14,394,902	24,470,526
Net increase from operations	11,807,233	22,512,157	11,301,433	19,626,266

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	8,534,981	18,400,084	1,274,846	1,859,869
Transfers between Sub-Accounts
(including the Fixed Account), net	(636,392)	(3,736,514)	937,980	(4,576,732)
Withdrawals, surrenders, annuitizations
and contract charges	(9,859,860)	(8,485,644)	(16,768,332)	(15,714,329)
Net accumulation activity	(1,961,271)	6,177,926	(14,555,506)	(18,431,192)

Annuitization Activity:
Annuitizations	-	-	-	49,428
Annuity payments and contract charges	(9,000)	(4,458)	(111,308)	(106,856)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(695)	(1,070)	(10,276)	(14,717)
Net annuitization activity	(9,695)	(5,528)	(121,584)	(72,145)

Net (decrease) increase from contract owner transactions	(1,970,966)	6,172,398	(14,677,090)	(18,503,337)

Total increase (decrease) in net assets	9,836,267	28,684,555	(3,375,657)	1,122,929

Net assets at beginning of year	101,639,771	72,955,216	125,753,509	124,630,580
Net assets at end of year	$ 111,476,038	$ 101,639,771	$ 122,377,852	$ 125,753,509

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MV1 Sub-Account		VKM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010[11]	2009
Operations:
Net investment loss	$ (980,753)	$ (109,988)	$ (181,284)	$ (65,848)
Net realized (losses) gains	(12,070,497)	(17,395,189)	1,441,328	(53,616)
Net change in unrealized appreciation/depreciation	32,476,805	52,460,984	1,601,633	1,587,541
Net increase from operations	19,425,555	34,955,807	2,861,677	1,468,077

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	9,119,713	19,268,046	2,149,239	3,598,032
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,828,609)	21,492,060	1,091,195	3,591,772
Withdrawals, surrenders, annuitizations
and contract charges	(22,612,378)	(18,522,418)	(502,106)	(294,710)
Net accumulation activity	(16,321,274)	22,237,688	2,738,328	6,895,094

Annuitization Activity:
Annuitizations	1,115	-	-	-
Annuity payments and contract charges	(11,606)	(4,459)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(1,454)	(870)	-	-
Net annuitization activity	(11,945)	(5,329)	-	-

Net (decrease) increase from contract owner transactions	(16,333,219)	22,232,359	2,738,328	6,895,094

Total increase in net assets	3,092,336	57,188,166	5,600,005	8,363,171

Net assets at beginning of year	216,431,676	159,243,510	8,989,304	626,133
Net assets at end of year	$ 219,524,012	$ 216,431,676	$ 14,589,309	$ 8,989,304

11 Effective June 1, 2010, VKM Sub-Account changed its name from Van Kampen UIF Mid Cap Growth Portfolio (Class II).

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	OBV Sub-Account		OCA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (61,068)	$ (136,946)	$ (457,152)	$ (415,562)
Net realized losses	(231,357)	(639,762)	(647,622)	(1,740,241)
Net change in unrealized appreciation/depreciation	1,587,695	2,481,810	2,963,015	10,289,186
Net increase from operations	1,295,270	1,705,102	1,858,241	8,133,383

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	243,081	4,908,414	2,291,058	3,221,732
Transfers between Sub-Accounts
(including the Fixed Account), net	(59,826)	3,027,370	(1,915,029)	(1,388,766)
Withdrawals, surrenders, annuitizations
and contract charges	(1,195,994)	(319,144)	(3,867,887)	(3,062,091)
Net accumulation activity	(1,012,739)	7,616,640	(3,491,858)	(1,229,125)

Annuitization Activity:
Annuitizations	-	-	2,324	-
Annuity payments and contract charges	-	-	(1,716)	(1,396)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(214)	(453)
Net annuitization activity	-	-	394	(1,849)

Net (decrease) increase from contract owner transactions	(1,012,739)	7,616,640	(3,491,464)	(1,230,974)

Total increase (decrease) in net assets	282,531	9,321,742	(1,633,223)	6,902,409

Net assets at beginning of year	12,895,821	3,574,079	27,945,879	21,043,470
Net assets at end of year	$ 13,178,352	$ 12,895,821	$ 26,312,656	$ 27,945,879

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	OGG Sub-Account		OMG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (160,375)	$ 50,667	$ (3,867,495)	$ (458,437)
Net realized losses	(2,664,369)	(3,138,959)	(22,696,273)	(49,788,313)
Net change in unrealized appreciation/depreciation	6,864,537	11,413,938	87,193,750	167,693,037
Net increase from operations	4,039,793	8,325,646	60,629,982	117,446,287

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,149,983	2,668,200	2,562,910	2,882,765
Transfers between Sub-Accounts
(including the Fixed Account), net	(743,099)	(2,044,549)	(31,713,271)	(48,780,147)
Withdrawals, surrenders, annuitizations
and contract charges	(2,855,922)	(2,375,467)	(55,204,886)	(42,845,350)
Net accumulation activity	(1,449,038)	(1,751,816)	(84,355,247)	(88,742,732)

Annuitization Activity:
Annuitizations	-	-	9,204	2,914
Annuity payments and contract charges	-	-	(14,475)	(17,268)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(2,773)	(2,814)
Net annuitization activity	-	-	(8,044)	(17,168)

Net decrease from contract owner transactions	(1,449,038)	(1,751,816)	(84,363,291)	(88,759,900)

Total increase (decrease) in net assets	2,590,755	6,573,830	(23,733,309)	28,686,387

Net assets at beginning of year	30,325,737	23,751,907	494,644,467	465,958,080
Net assets at end of year	$ 32,916,492	$ 30,325,737	$ 470,911,158	$ 494,644,467

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	OMS Sub-Account		PRA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (151,749)	$ (108,947)	$ 271,035	$ 201,534
Net realized losses	(650,000)	(1,130,965)	(47,805)	(329,139)
Net change in unrealized appreciation/depreciation	2,869,798	4,277,920	259,295	821,675
Net increase from operations	2,068,049	3,038,008	482,525	694,070

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	60,226	99,639	30,522	56,838
Transfers between Sub-Accounts
(including the Fixed Account), net	(440,445)	(378,651)	1,333,686	10,359
Withdrawals, surrenders, annuitizations
and contract charges	(1,036,222)	(960,800)	(434,367)	(372,658)
Net accumulation activity	(1,416,441)	(1,239,812)	929,841	(305,461)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(1,416,441)	(1,239,812)	929,841	(305,461)

Total increase in net assets	651,608	1,798,196	1,412,366	388,609

Net assets at beginning of year	10,851,459	9,053,263	4,188,531	3,799,922
Net assets at end of year	$ 11,503,067	$ 10,851,459	$ 5,600,897	$ 4,188,531

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	PCR Sub-Account		PMB Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ 8,599,119	$ 2,122,427	$ 630,592	$ 492,756
Net realized losses	(7,675,748)	(7,538,345)	(2,675)	(756,266)
Net change in unrealized appreciation/depreciation	12,790,780	21,545,083	1,162,235	2,993,033
Net increase from operations	13,714,151	16,129,165	1,790,152	2,729,523

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	7,718,981	8,273,516	4,978,474	3,003,485
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,659,143)	1,216,242	3,516,158	2,021,002
Withdrawals, surrenders, annuitizations
and contract charges	(4,976,220)	(3,131,071)	(2,347,216)	(1,293,677)
Net accumulation activity	83,618	6,358,687	6,147,416	3,730,810

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	83,618	6,358,687	6,147,416	3,730,810

Total increase in net assets	13,797,769	22,487,852	7,937,568	6,460,333

Net assets at beginning of year	60,651,115	38,163,263	16,175,720	9,715,387
Net assets at end of year	$ 74,448,884	$ 60,651,115	$ 24,113,288	$ 16,175,720

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	6TT Sub-Account		PRR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 8,479,138	$ 46,981	$ (331,366)	$ 1,602,073
Net realized gains	1,721,402	127,336	1,133,890	3,926,929
Net change in unrealized appreciation/depreciation	31,259,794	69,117	6,519,698	12,336,414
Net increase from operations	41,460,334	243,434	7,322,222	17,865,416

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	392,135,992	14,340,254	605,091	980,506
Transfers between Sub-Accounts
(including the Fixed Account), net	169,501,807	7,761,383	(280,371)	3,601,975
Withdrawals, surrenders, annuitizations
and contract charges	(8,211,478)	(264,617)	(12,488,348)	(11,285,067)
Net accumulation activity	553,426,321	21,837,020	(12,163,628)	(6,702,586)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	553,426,321	21,837,020	(12,163,628)	(6,702,586)

Total increase (decrease) in net assets	594,886,655	22,080,454	(4,841,406)	11,162,830

Net assets at beginning of year	22,080,454	-	123,731,443	112,568,613
Net assets at end of year	$ 616,967,109	$ 22,080,454	$ 118,890,037	$ 123,731,443

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	PTR Sub-Account		3XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 2,880,267	$ 12,751,565	$ (34,852)	$ 18,696
Net realized gains	17,578,394	16,274,355	100,953	104,387
Net change in unrealized appreciation/depreciation	4,843,793	11,748,334	74,008	110,826
Net increase from operations	25,302,454	40,774,254	140,109	233,909

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,365,898	3,304,521	722,413	897,347
Transfers between Sub-Accounts
(including the Fixed Account), net	24,037,754	54,917,939	565,549	397,952
Withdrawals, surrenders, annuitizations
and contract charges	(38,408,702)	(29,219,923)	(96,816)	(14,324)
Net accumulation activity	(12,005,050)	29,002,537	1,191,146	1,280,975

Annuitization Activity:
Annuitizations	9,840	2,317	-	-
Annuity payments and contract charges	(14,527)	(12,065)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(2,866)	(2,785)	-	-
Net annuitization activity	(7,553)	(12,533)	-	-

Net (decrease) increase from contract owner transactions	(12,012,603)	28,990,004	1,191,146	1,280,975

Total increase in net assets	13,289,851	69,764,258	1,331,255	1,514,884

Net assets at beginning of year	406,911,559	337,147,301	1,584,405	69,521
Net assets at end of year	$ 420,201,410	$ 406,911,559	$ 2,915,660	$ 1,584,405

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	5XX Sub-Account		SBI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010[4]	2009
Operations:
Net investment (loss) income	$ (766,995)	$ 29,914	$ -	$ -
Net realized gains	2,225,721	1,295,805	-	-
Net change in unrealized appreciation/depreciation	1,442,945	930,173	-	-
Net increase from operations	2,901,671	2,255,892	-	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	41,535,207	37,412,305	1,073	-
Transfers between Sub-Accounts
(including the Fixed Account), net	37,492,337	32,818,696	-	-
Withdrawals, surrenders, annuitizations
and contract charges	(7,175,310)	(1,035,146)	-	-
Net accumulation activity	71,852,234	69,195,855	1,073	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	71,852,234	69,195,855	1,073	-

Total increase in net assets	74,753,905	71,451,747	1,073	-

Net assets at beginning of year	74,125,443	2,673,696	-	-
Net assets at end of year	$ 148,879,348	$ 74,125,443	$ 1,073	$ -

4 Commencement of operations in 2006; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SSA Sub-Account		VSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010[8]	2009	2010[9]	2009
Operations:
Net investment loss	$ (213,893)	$ (50,852)	$ (1,965,157)	$ (1,885,051)
Net realized losses	(694,147)	(1,034,082)	(1,773,741)	(29,378,381)
Net change in unrealized appreciation/depreciation	2,775,001	2,635,960	29,920,133	72,125,333
Net increase from operations	1,866,961	1,551,026	26,181,235	40,861,901

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,782,117	3,350,261	2,335,111	4,013,359
Transfers between Sub-Accounts
(including the Fixed Account), net	1,957,425	1,654,067	(20,212,577)	(19,732,622)
Withdrawals, surrenders, annuitizations
and contract charges	(1,021,604)	(401,332)	(8,525,834)	(6,641,801)
Net accumulation activity	2,717,938	4,602,996	(26,403,300)	(22,361,064)

Annuitization Activity:
Annuitizations	-	-	6,127	1,865
Annuity payments and contract charges	-	-	(2,648)	(946)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(1,228)	(604)
Net annuitization activity	-	-	2,251	315

Net increase (decrease) from contract owner transactions	2,717,938	4,602,996	(26,401,049)	(22,360,749)

Total increase (decrease) in net assets	4,584,899	6,154,022	(219,814)	18,501,152

Net assets at beginning of year	10,849,906	4,695,884	126,954,591	108,453,439
Net assets at end of year	$ 15,434,805	$ 10,849,906	$ 126,734,777	$ 126,954,591

8 Effective November 15, 2010, SSA Sub-Account changed its name from SC Oppenheimer Large Cap Core Fund S Class.

9 Effective November 15, 2010, VSC Sub-Account changed its name from SC Oppenheimer Main Street Small Cap Fund S Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	2XX Sub-Account		SVV Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010[6]	2009	2010	2009
Operations:
Net investment loss	$ (142,415)	$ (38,160)	$ (3,250,565)	$ (2,226,385)
Net realized gains (losses)	1,596,338	228,446	(2,938,574)	(8,143,026)
Net change in unrealized appreciation/depreciation	326,744	993,819	30,931,191	57,355,303
Net increase from operations	1,780,667	1,184,105	24,742,052	46,985,892

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,150,164	3,012,503	11,602,724	82,069,989
Transfers between Sub-Accounts
(including the Fixed Account), net	1,700,755	1,953,762	(155,849)	16,279,294
Withdrawals, surrenders, annuitizations
and contract charges	(370,698)	(72,056)	(8,807,786)	(5,362,986)
Net accumulation activity	3,480,221	4,894,209	2,639,089	92,986,297

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(5,754)	(2,403)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(523)	(535)
Net annuitization activity	-	-	(6,277)	(2,938)

Net increase from contract owner transactions	3,480,221	4,894,209	2,632,812	92,983,359

Total increase in net assets	5,260,888	6,078,314	27,374,864	139,969,251

Net assets at beginning of year	6,287,736	209,422	218,376,327	78,407,076
Net assets at end of year	$ 11,548,624	$ 6,287,736	$ 245,751,191	$ 218,376,327

6 Effective May 3, 2010, 2XX Sub-Account changed its name from SC Dreman Small Cap Value Fund.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SGC Sub-Account		S13 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (1,093,333)	$ (283,997)	$ (357,916)	$ (28,700)
Net realized gains	7,778,380	8,042,644	1,931,370	997,828
Net change in unrealized appreciation/depreciation	4,836,249	16,441,377	2,266,958	1,985,519
Net increase from operations	11,521,296	24,200,024	3,840,412	2,954,647

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	393,642	315,497	4,462,793	7,731,120
Transfers between Sub-Accounts
(including the Fixed Account), net	(5,381,302)	43,241,802	(145,345)	3,991,118
Withdrawals, surrenders, annuitizations
and contract charges	(7,457,581)	(4,404,265)	(1,036,755)	(278,735)
Net accumulation activity	(12,445,241)	39,153,034	3,280,693	11,443,503

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(3,539)	(2,627)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(700)	(2,501)	-	-
Net annuitization activity	(4,239)	(5,128)	-	-

Net (decrease) increase from contract owner transactions	(12,449,480)	39,147,906	3,280,693	11,443,503

Total (decrease) increase in net assets	(928,184)	63,347,930	7,121,105	14,398,150

Net assets at beginning of year	64,864,952	1,517,022	17,646,515	3,248,365
Net assets at end of year	$ 63,936,768	$ 64,864,952	$ 24,767,620	$ 17,646,515

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SDC Sub-Account		S15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (1,401,890)	$ 1,002,404	$ (546,780)	$ 78,662
Net realized gains	3,010,311	6,721,575	736,456	1,148,443
Net change in unrealized appreciation/depreciation	2,927,552	4,342,710	173,076	178,552
Net increase from operations	4,535,973	12,066,689	362,752	1,405,657

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,253,544	3,754,319	22,863,253	19,072,856
Transfers between Sub-Accounts
(including the Fixed Account), net	32,676,734	670,983,264	22,019,259	26,140,772
Withdrawals, surrenders, annuitizations
and contract charges	(72,895,333)	(53,040,759)	(6,324,197)	(3,840,567)
Net accumulation activity	(36,965,055)	621,696,824	38,558,315	41,373,061

Annuitization Activity:
Annuitizations	13,493	4,862	-	-
Annuity payments and contract charges	(26,518)	(20,604)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(2,405)	(3,998)	-	-
Net annuitization activity	(15,430)	(19,740)	-	-

Net (decrease) increase from contract owner transactions	(36,980,485)	621,677,084	38,558,315	41,373,061

Total (decrease) increase in net assets	(32,444,512)	633,743,773	38,921,067	42,778,718

Net assets at beginning of year	670,446,089	36,702,316	101,017,700	58,238,982
Net assets at end of year	$ 638,001,577	$ 670,446,089	$ 139,938,767	$ 101,017,700

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	7XX Sub-Account		6XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010[7]	2009
Operations:
Net investment loss	$ (6,201,635)	$ (4,119,979)	$ (1,885,826)	$ (2,909,323)
Net realized gains	10,165,358	893,877	10,429,332	1,409,348
Net change in unrealized appreciation/depreciation	102,385,089	65,416,111	36,964,375	37,109,217
Net increase from operations	106,348,812	62,190,009	45,507,881	35,609,242

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	508,316,327	281,975,912	226,238,216	164,360,960
Transfers between Sub-Accounts
(including the Fixed Account), net	241,899,854	158,012,588	115,445,788	119,970,640
Withdrawals, surrenders, annuitizations
and contract charges	(33,536,070)	(7,045,935)	(23,126,816)	(6,720,914)
Net accumulation activity	716,680,111	432,942,565	318,557,188	277,610,686

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(11)	(110)
Net annuitization activity	-	-	(11)	(110)

Net increase from contract owner transactions	716,680,111	432,942,565	318,557,177	277,610,576

Total increase in net assets	823,028,923	495,132,574	364,065,058	313,219,818

Net assets at beginning of year	532,922,757	37,790,183	346,182,096	32,962,278
Net assets at end of year	$1,355,951,680	$ 532,922,757	$ 710,247,154	$ 346,182,096

7 Effective November 15, 2010, 6XX Sub-Account changed its name from SC Ibbotson Moderate Fund S Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	8XX Sub-Account		1XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010[5]	2009
Operations:
Net investment loss	$ (1,661,207)	$ (3,174,142)	$ (127,564)	$ (45,127)
Net realized gains	18,523,875	2,836,479	1,183,105	242,402
Net change in unrealized appreciation/depreciation	40,077,164	55,856,382	773,936	552,067
Net increase from operations	56,939,832	55,518,719	1,829,477	749,342

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	57,788,558	258,437,385	1,733,876	2,585,782
Transfers between Sub-Accounts
(including the Fixed Account), net	33,144,302	80,313,237	1,408,109	2,198,128
Withdrawals, surrenders, annuitizations
and contract charges	(20,963,058)	(5,226,552)	(909,637)	(65,381)
Net accumulation activity	69,969,802	333,524,070	2,232,348	4,718,529

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	69,969,802	333,524,070	2,232,348	4,718,529

Total increase in net assets	126,909,634	389,042,789	4,061,825	5,467,871

Net assets at beginning of year	420,654,948	31,612,159	5,885,588	417,717
Net assets at end of year	$ 547,564,582	$ 420,654,948	$ 9,947,413	$ 5,885,588

5 Effective May 3, 2010, 1XX Sub-Account changed its name from SC AIM Small Cap Growth Fund S Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SLC Sub-Account		S12 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (6,245,264)	$ (3,355,561)	$ (184,868)	$ (55,142)
Net realized gains	39,697,526	57,287,427	724,731	625,620
Net change in unrealized appreciation/depreciation	18,847,795	93,447,476	878,144	651,398
Net increase from operations	52,300,057	147,379,342	1,418,007	1,221,876

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,049,043	1,832,223	2,313,837	3,519,210
Transfers between Sub-Accounts
(including the Fixed Account), net	(25,932,592)	255,837,714	631,761	2,157,625
Withdrawals, surrenders, annuitizations
and contract charges	(39,285,593)	(28,472,050)	(426,102)	(101,144)
Net accumulation activity	(63,169,142)	229,197,887	2,519,496	5,575,691

Annuitization Activity:
Annuitizations	13,917	3,135	-	-
Annuity payments and contract charges	(13,794)	(8,822)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(4,402)	(11,036)	-	-
Net annuitization activity	(4,279)	(16,723)	-	-

Net (decrease) increase from contract owner transactions	(63,173,421)	229,181,164	2,519,496	5,575,691

Total (decrease) increase in net assets	(10,873,364)	376,560,506	3,937,503	6,797,567

Net assets at beginning of year	376,858,237	297,731	8,658,196	1,860,629
Net assets at end of year	$ 365,984,873	$ 376,858,237	$ 12,595,699	$ 8,658,196

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	S14 Sub-Account		4XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ 1,391,562	$ 1,124,081	$ 1,077,337	$ 557,180
Net realized gains	1,246,757	116,464	4,200,152	3,186,627
Net change in unrealized appreciation/depreciation	(125,667)	3,307,005	9,675,165	3,891,691
Net increase from operations	2,512,652	4,547,550	14,952,654	7,635,498

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	4,058,630	6,671,781	142,509,147	119,913,455
Transfers between Sub-Accounts
(including the Fixed Account), net	2,330,843	2,582,065	78,093,196	84,808,238
Withdrawals, surrenders, annuitizations
and contract charges	(1,829,354)	(1,101,036)	(16,567,384)	(3,153,468)
Net accumulation activity	4,560,119	8,152,810	204,034,959	201,568,225

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	4,560,119	8,152,810	204,034,959	201,568,225

Total increase in net assets	7,072,771	12,700,360	218,987,613	209,203,723

Net assets at beginning of year	23,125,087	10,424,727	225,495,970	16,292,247
Net assets at end of year	$ 30,197,858	$ 23,125,087	$ 444,483,583	$ 225,495,970

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	S16 Sub-Account		LGF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (637,726)	$ (557,618)	$ (71,347)	$ (36,952)
Net realized losses	(2,844,801)	(3,864,424)	(26,393)	(280,243)
Net change in unrealized appreciation/depreciation	10,902,386	13,125,868	873,283	1,112,275
Net increase from operations	7,419,859	8,703,826	775,543	795,080

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,321,094	1,368,979	933,887	713,248
Transfers between Sub-Accounts
(including the Fixed Account), net	(6,023,756)	221,030	207,863	336,592
Withdrawals, surrenders, annuitizations
and contract charges	(2,595,999)	(1,731,530)	(301,152)	(94,583)
Net accumulation activity	(7,298,661)	(141,521)	840,598	955,257

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(7,298,661)	(141,521)	840,598	955,257

Total increase in net assets	121,198	8,562,305	1,616,141	1,750,337

Net assets at beginning of year	38,434,290	29,871,985	3,477,756	1,727,419
Net assets at end of year	$ 38,555,488	$ 38,434,290	$ 5,093,897	$ 3,477,756

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SC3 Sub-Account		SRE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ 532,337	$ 102,087	$ 10,771,086	$ 1,571,582
Net realized losses	(971,771)	(3,972,234)	(15,112,553)	(74,014,016)
Net change in unrealized appreciation/depreciation	1,114,603	5,948,171	19,722,752	114,996,092
Net increase from operations	675,169	2,078,024	15,381,285	42,553,658

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	19,814	21,872	3,001,387	3,115,191
Transfers between Sub-Accounts
(including the Fixed Account), net	12,702	(1,007,810)	(3,608,515)	(24,457,704)
Withdrawals, surrenders, annuitizations
and contract charges	(1,628,645)	(1,027,809)	(11,851,488)	(9,831,314)
Net accumulation activity	(1,596,129)	(2,013,747)	(12,458,616)	(31,173,827)

Annuitization Activity:
Annuitizations	1,236	-	3,158	3,952
Annuity payments and contract charges	(1,057)	(787)	(2,871)	(1,871)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(172)	(220)	(668)	(493)
Net annuitization activity	7	(1,007)	(381)	1,588

Net decrease from contract owner transactions	(1,596,122)	(2,014,754)	(12,458,997)	(31,172,239)

Total (decrease) increase in net assets	(920,953)	63,270	2,922,288	11,381,419

Net assets at beginning of year	6,441,422	6,378,152	129,349,823	117,968,404
Net assets at end of year	$ 5,520,469	$ 6,441,422	$ 132,272,111	$ 129,349,823

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	IGB Sub-Account		CMM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 1,378,302	$ 893,205	$ (1,890,270)	$ (1,438,558)
Net realized gains (losses)	441,090	(712,180)	-	-
Net change in unrealized appreciation/depreciation	2,409,607	5,374,708	-	-
Net increase (decrease) from operations	4,228,999	5,555,733	(1,890,270)	(1,438,558)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	42,252,650	22,717,988	45,435,343	59,648,082
Transfers between Sub-Accounts
(including the Fixed Account), net	19,082,647	14,645,040	(770,307)	32,588,625
Withdrawals, surrenders, annuitizations
and contract charges	(6,327,026)	(2,552,591)	(40,322,046)	(32,891,265)
Net accumulation activity	55,008,271	34,810,437	4,342,990	59,345,442

Annuitization Activity:
Annuitizations	-	-	-	117,950
Annuity payments and contract charges	-	-	(12,410)	(103,283)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(1,621)	(7,663)
Net annuitization activity	-	-	(14,031)	7,004

Net increase from contract owner transactions	55,008,271	34,810,437	4,328,959	59,352,446

Total increase in net assets	59,237,270	40,366,170	2,438,689	57,913,888

Net assets at beginning of year	60,077,481	19,711,311	110,636,803	52,722,915
Net assets at end of year	$ 119,314,751	$ 60,077,481	$ 113,075,492	$ 110,636,803

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	WTF Sub-Account		USC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (11,417)	$ (17,693)	$ (1,003)	$ (844)
Net realized losses	(18,543)	(252,941)	(787)	(3,043)
Net change in unrealized appreciation/depreciation	252,417	792,759	12,177	19,735
Net increase from operations	222,457	522,125	10,387	15,848

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	7,602	41,106	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(201,774)	(354,579)	(5,363)	(3,415)
Withdrawals, surrenders, annuitizations
and contract charges	(215,624)	(92,436)	(296)	(253)
Net accumulation activity	(409,796)	(405,909)	(5,659)	(3,668)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net decrease from contract owner transactions	(409,796)	(405,909)	(5,659)	(3,668)

Total (decrease) increase in net assets	(187,339)	116,216	4,728	12,180

Net assets at beginning of year	1,117,650	1,001,434	52,040	39,860
Net assets at end of year	$ 930,311	$ 1,117,650	$ 56,768	$ 52,040

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2010

1. BUSINESS AND ORGANIZATION

Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”) is a separate account of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”) and was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Choice contracts, Regatta Access contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Access contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, Sun Life Financial Masters VII contracts, Sun Life Financial Masters Extra II contracts,  Sun Life Financial Masters Choice II contracts,  Sun Life Financial Masters Flex II contracts (collectively the “Contracts”), and certain other fixed and variable annuity contracts issued by the Sponsor.  The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended.  The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities.  Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

Investment Valuation and Transactions
Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2010.  Transactions are recorded on a trade date basis.  Realized gains and losses on sales of investments are determined on the first in, first out basis.  Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units
The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received.  The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 4.

Purchase Payments
Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units.  All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers
Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt.  In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”.  The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Withdrawals
At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract.  If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested.  Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization
On the annuity commencement date, the contract's accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments
The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract.  The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Tax Status
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. The Sponsor will periodically review the status of this policy in the event of changes in the tax law.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities.  Actual results could vary from the amounts derived from management's estimates.

New and Adopted Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements,” which provides amendments to FASB Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” that will provide more robust disclosures about the following:

➢	The different classes of assets and liabilities measured at fair value;
➢	The valuation techniques and inputs used;
➢	The transfers between Levels 1, 2, and 3; and
➢	The activity in Level 3 fair value measurements.

On January 1, 2010 the Variable Account adopted the provisions of ASU No. 2010-06 which require new disclosures and clarifications of existing disclosures, which are effective for interim and annual reporting periods beginning after December 31, 2009. The adoption of this guidance did not have a material impact on the Variable Account’s financial statements.  Effective January 1, 2011, the Variable Account adopted the provisions of the standards relating to disclosures about purchases, sales, issuances and settlements in the roll-forward of activities in Level 3.  The adoption of this guidance is not expected to have a material impact on the Variable Account’s financial statements.  The Variable Account will include the new disclosures prospectively, as required.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

New and Adopted Accounting Pronouncements (continued)

In August 2009, the FASB issued ASU No. 2009-05, “Measuring Liabilities at Fair Value.”  This update amends FASB ASC Topic 820 and provides clarification regarding the valuation techniques required to be used to measure the fair value of liabilities where quoted prices in active markets for identical liabilities are not available.  In addition, this update clarifies that when estimating the fair value of a liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability.  The guidance provided in ASU No. 2009-05 is effective for the first reporting period, including interim periods, beginning after issuance.  The Variable Account adopted this guidance on January 1, 2010.  The adoption of this guidance did not have a material impact on the Variable Account’s financial statements.

3. RELATED PARTY TRANSACTIONS

Massachusetts Financial Services Company and Sun Capital Advisers LLC, affiliates of the Sponsor, are investment advisers to the Funds and charge management fees at an annual rate ranging from 0.33% to 1.05% and 0.13% to 1.05% of the Funds’ average daily net assets, respectively. For additional related party transactions, see footnotes 4 and 5.

4. CONTRACT CHARGES

Mortality and expense risk charges
Charges for mortality and expense risks, the optional death benefit riders and optional living benefit riders are based on the average daily Variable Account assets and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor.

The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2010, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6
Regatta	1.25%	-	-	-	-	-
Regatta Gold	1.25%	-	-	-	-	-
Regatta Classic	1.00%	-	-	-	-	-
Regatta Platinum	1.25%	-	-	-	-	-
Regatta Extra	1.30%	1.45%	1.55%	1.70%	-	-
Regatta Choice	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Regatta Access	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Regatta Flex 4	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Regatta Flex II	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
Regatta Choice II	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Sun Life Financial Masters Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%
Sun Life Financial Masters Choice	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Sun Life Financial Masters Access	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Sun Life Financial Masters Flex	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
Sun Life Financial Masters IV	1.05%	1.25%	1.30%	1.45%	1.65%	1.70%
Sun Life Financial Masters VII	1.00%	1.05%	1.20%	1.25%	1.30%	1.40%
Sun Life Financial Masters Extra II	1.70%	2.10%	-	-	-	-
Sun Life Financial Masters Choice II	1.35%	1.60%	1.75%	-	-	-
Sun Life Financial Masters Flex II	1.65%	2.05%	-	-	-	-

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

Administration charges
Each year on the account anniversary date, an account administration fee (“Account Fee”) equal to the lesser of $30 or 2% of the participant’s account value in the case of Regatta, $35 in the case of Regatta Extra contracts, and $50 in the case of Regatta Choice, Regatta Gold, Regatta Platinum, Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters Extra II, Sun Life Financial Masters Flex II, and Sun Life Financial Masters Choice II contracts (after account year 5, the Account Fee for Regatta Gold, Regatta Platinum, Regatta Extra, and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account, reflected in the statement of changes in net assets, to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

For Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters Extra II, Sun Life Financial Masters Flex II, and Sun Life Financial Masters Choice II contracts, an administrative expense charge is deducted from the assets of the Variable Account at an annual effective rate equal to 0.15% of the average daily Variable Account value.  This charge is designed to reimburse the Sponsor for expenses incurred in administering the Contracts, the accounts and the Variable Account that are not covered by the annual Account Fee.

Optional living benefit rider charges (“Benefit Fee”)
A quarterly charge, equal to 0.125% of the contract owner’s account value, is deducted on the last day of the Account Quarter (“Account Quarters”) are defined as three-month periods, with the first Account Quarter beginning on the date the Contracts were issued) if a certain optional living benefit rider has been elected.  These optional living benefit riders are available on Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, and Sun Life Financial Masters VII contracts.

A quarterly charge of 0.1625% is deducted for single life coverage and 0.2125% for joint life coverage on the last day of the Account Quarter if the Income ON Demand optional living benefit rider has been elected.  A quarterly charge of 0.0875% is deducted if the Retirement Asset Protector optional living benefit rider has been elected prior to February 17, 2009 and a quarterly charge of 0.1875% is deducted if elected after February 17, 2009 for Sun Life Financial Masters Choice, Sun Life Financial Masters Extra and Sun Life Financial Masters Flex contracts. A quarterly charge of 0.0875% is deducted if the Retirement Asset Protector optional living benefit rider has been elected for Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts.

A quarterly charge of 0.275% is deducted for single life coverage and 0.325% for joint life coverage on the last day of the Account Quarter if the Sun Income Riser III or Sun Income Maximizer optional living benefit has been elected for Sun Life Financial Masters Extra II contracts, Sun Life Financial Masters Flex II contracts, and Sun Life Financial Masters Choice II contracts. A quarterly charge of 0.313% is deducted for single life coverage and 0.363% for joint life coverage on the last day of the Account Quarter if the Sun Income Maximizer Plus optional living benefit has been elected for Sun Life Financial Masters Extra II contracts, Sun Life Financial Masters Flex II contracts, and Sun Life Financial Masters Choice II contracts.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

Surrender charges
The Sponsor does not deduct a sales charge from purchase payments.  However, a surrender charge (contingent deferred sales charge) may be deducted as a percentage of the amount withdrawn to cover certain expenses relating to the sale of the Contracts and certificates if the contract holder requests a full withdrawal prior to reaching the pay-out phase.

(up to % below)
Regatta contracts	6%
Regatta Gold contracts	6%
Regatta Classic contracts	0%
Regatta Platinum contracts	6%
Regatta Extra contracts	8%
Regatta Choice contracts	7%
Regatta Access contracts	0%
Regatta Flex 4 contracts	6%
Regatta Flex II contracts	8%
Regatta Choice II contracts	8%
Sun Life Financial Masters Extra contracts	8%
Sun Life Financial Masters Choice contracts	8%
Sun Life Financial Masters Access contracts	0%
Sun Life Financial Masters Flex contracts	8%
Sun Life Financial Masters IV contracts	8%
Sun Life Financial Masters VII contracts	8%
Sun Life Financial Masters Choice II contracts	8%
Sun Life Financial Masters Extra II contracts	8%
Sun Life Financial Masters Flex II contracts	8%

Distribution charges
For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the average daily value of the contract invested in the Sub-Account attributable to Regatta, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Extra II, Sun Life Financial Masters VII and Sun Life Financial Masters Choice II and at an effective annual rate of 0.20% of the average daily value of the contract invested in the Sub-Account attributable to Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Masters Flex II contracts.  There are no distribution charges associated with the other contracts listed in footnote 1.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

Premium Taxes
A deduction, when applicable, is made for premium taxes or similar state or local taxes.  It is currently the policy of the Sponsor to deduct the taxes at the annuity commencement date.  However, the Sponsor reserves the right to deduct such taxes when incurred.

For the year ended December 31, 2010, the Sponsor received the following amounts related to the above mentioned Account Fee and surrender charges. These charges are reflected in the ‘‘Withdrawals, surrenders, annuitizations and contract charges’’ line in the Statements of Changes in Net Assets for each Sub-Account.

	Account Fee	Surrender Charges	Benefit Fee
AVB	$12,437	$32,653	$356,620
AN4	1,644	1,678	54,392
IVB	17,196	95,699	298,246
9XX	97,208	259,736	4,346,181
NMT	13	-	-
MCC	36,031	153,540	322,655
NNG	-	-	-
CMG	4,163	12,327	97,463
NMI	3,474	12,909	36,962
CSC	7	-	-
FVB	13,443	59,233	300,630
FL1	47,872	138,255	1,477,782
F10	1,723	8,635	2,767
F15	9,832	51,550	99,281
F20	13,191	63,702	97,447
FVM	45,352	186,789	328,042
SGI	79,294	260,725	2,195,608
S17	16,154	86,401	306,046
ISC	20,435	120,068	347,878
FVS	14,669	13,830	138,852
SIC	7,154	20,455	89,745
FMS	64,074	99,470	1,375,400
TDM	31,634	63,160	-
FTI	80,396	83,167	-
FTG	10,579	28,365	63,003
HBF	1,904	4,030	62,218
HVD	1,285	2,801	22,134
HVG	167	1,242	3,136
HVI	464	2,218	5,718
HVE	1,892	2,447	31,875
HVM	15	-	137
HVC	1,011	1,076	8,713

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

	Account Fee	Surrender Charges	Benefit Fee
HVS	$463	$448	$23,343
HVN	152	1,466	2,323
HRS	501	1,140	13,624
HVR	328	418	7,117
HSS	1,676	1,497	29,071
VLC	5,172	31,221	74,953
VKU	6,770	32,484	200,526
VKC	799	1,516	23,989
LRE	15,761	50,548	252,680
LA9	38,586	39,319	45,372
LAV	9,413	36,442	149,757
MIT	178,197	1,405	-
MFL	62,690	161,158	-
BDS	27,253	123	-
MF7	26,661	74,494	434,165
RGS	61,502	386	-
RG1	9,724	16,284	110,183
EME	17,688	12	-
EM1	7,087	16,693	104,301
GGS	12,266	421	-
GG1	1,076	132	-
GGR	32,965	3,357	-
GG2	1,634	2,379	-
RES	90,963	230	-
RE1	6,443	10,353	-
GTR	32,358	351	-
GT2	3,607	30,202	1,227,548
GSS	70,853	2,596	-
MFK	115,472	324,921	1,460,888
EGS	100,832	154	-
MFF	4,398	3,402	-
HYS	41,884	924	-
MFC	46,784	82,199	-
IGS	28,788	100	-
IG1	6,459	18,611	58,644
MII	22,929	172	-
MI1	42,282	227,951	60,118
MIS	221,391	2,428	-
M1B	25,224	30,189	-
MCS	11,330	-	-
MC1	7,713	4,657	-
MMS	81,591	7,393	-
MM1	70,534	347,805	-
NWD	27,829	515	-
M1A	48,461	76,055	-
RIS	16,529	311	-
RI1	54,278	116,575	44,429
SIS	11,003	390	-
SI1	3,369	553	-

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

	Account Fee	Surrender Charges	Benefit Fee
TEC	$6,523	$688	$-
TE1	900	400	-
TRS	219,926	3,472	-
MFJ	239,004	840,834	1,595,741
UTS	64,501	43,373	-
MFE	31,429	93,600	354,155
MVS	46,471	14	-
MV1	53,990	162,382	644,620
VKM	2,407	3,615	58,996
OBV	4,956	8,199	77,408
OCA	8,596	16,164	40,900
OGG	8,612	21,033	47,074
OMG	120,904	513,699	46,530
OMS	4,174	3,012	-
PRA	995	701	-
PCR	23,848	50,595	255,711
PMB	5,632	14,321	60,813
6TT	8,760	120,103	2,469,713
PRR	32,846	98,533	233,321
PTR	97,723	271,132	566,684
3XX	410	1,710	14,041
5XX	18,017	135,789	797,650
SBI	-	-	-
SSA	3,009	15,777	67,972
VSC	43,726	157,439	184,025
2XX	1,984	2,517	52,068
SVV	48,920	152,952	1,498,896
SGC	32,446	50,555	453
S13	4,576	26,762	163,887
SDC	140,444	729,754	322
S15	19,094	132,500	683,267
7XX	115,992	542,689	7,836,399
6XX	88,078	302,980	4,308,630
8XX	97,436	282,370	4,228,744
1XX	1,633	1,109	44,939
SLC	105,994	394,201	-
S12	2,586	13,805	78,880
S14	8,675	18,727	104,450
4XX	45,090	259,546	2,688,317
S16	11,978	61,124	157,759
LGF	980	6,950	15,157
SC3	3,496	3,725	-
SRE	78,047	128,563	102,999
IGB	14,994	33,464	546,127
CMM	19,504	433,478	500,222
WTF	686	531	-
USC	12	-	-

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

5. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4% per year, for Regatta, Regatta Gold, Regatta Classic, and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is before January 1, 2000.  Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table at an assumed interest rate of at least 3% or 4% per year, for Regatta, Regatta Gold, Regatta Classic, and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is on or after January 1, 2000.  Annuity reserves are calculated using the 2000 Annuitant Mortality Table at an assumed interest rate of 3% for Regatta Extra, Regatta Access, Regatta Choice, Regatta Choice II, Regatta Flex II, Regatta Flex 4, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Extra, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters Choice II, Sun Life Financial Masters Extra II and Sun Life Financial Masters Flex II. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases	Sales
AVB	$15,728,855	$8,041,705
AN4	3,699,256	3,015,073
IVB	13,547,174	16,862,099
9XX	187,314,585	29,068,573
NMT	934	12,579
MCC	8,687,024	27,503,309
NNG	4,676	12,731
CMG	5,663,860	5,491,124
NMI	3,101,586	4,164,154
CSC	3,140	2,314
FVB	16,461,710	9,552,108
FL1	31,108,364	25,896,643
F10	906,864	3,012,320
F15	6,192,326	4,293,758
F20	4,732,538	8,576,486
FVM	24,501,406	34,551,826
SGI	95,021,954	30,911,781
S17	2,644,405	10,961,841
ISC	32,417,081	11,241,697
FVS	14,420,391	14,921,768
SIC	14,919,623	5,945,765
FMS	22,692,656	25,310,868
TDM	5,464,685	13,157,019
FTI	28,450,383	66,881,561
FTG	6,072,276	6,362,914
HBF	6,338,907	446,250
HVD	1,251,106	415,640
HVG	343,338	72,163
HVI	209,111	102,162
HVE	2,149,916	589,108
HVM	9,993	4,260
HVC	227,374	254,105
HVS	4,228,054	162,640
HVN	73,521	71,962
HRS	1,241,173	245,425

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

6.  INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
HVR	$683,941	$113,000
HSS	2,046,974	983,063
VLC	6,493,271	4,143,941
VKU	11,911,394	5,434,795
VKC	5,181,315	2,881,676
LRE	23,438,370	10,601,357
LA9	5,133,571	16,714,958
LAV	10,664,527	13,238,834
MIT	9,746,194	54,187,312
MFL	7,447,105	44,670,893
BDS	17,819,905	20,061,585
MF7	63,252,319	23,187,374
RGS	4,327,680	17,169,527
RG1	6,301,896	8,954,934
EME	6,588,354	10,764,360
EM1	15,258,270	9,707,174
GGS	2,779,239	5,449,434
GG1	832,016	1,408,180
GGR	2,237,431	12,300,271
GG2	287,349	1,579,896
RES	3,322,715	22,787,931
RE1	1,565,320	4,307,264
GTR	4,541,656	14,499,071
GT2	356,600,431	6,300,628
GSS	24,123,455	45,861,479
MFK	88,204,244	68,100,022
EGS	3,164,284	21,597,169
MFF	913,374	2,858,629
HYS	25,004,575	31,371,543
MFC	20,780,570	31,838,384
IGS	4,156,995	14,768,682
IG1	7,027,084	7,932,810
MII	3,198,817	10,473,260
MI1	22,305,018	27,395,669
MIS	5,540,182	66,241,597
M1B	2,996,120	19,409,463
MCS	4,189,640	5,117,313
MC1	1,703,460	6,046,340
MMS	50,786,740	80,030,997
MM1	66,373,103	88,814,490
NWD	3,790,670	15,270,062
M1A	2,629,090	33,689,802
RIS	2,429,216	7,891,027
RI1	13,258,151	28,034,338
SIS	7,621,065	8,938,686
SI1	2,443,685	3,601,085
TEC	2,163,794	3,591,111
TE1	438,309	721,730

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
TRS	$25,887,271	$88,263,280
MFJ	63,948,820	130,776,966
UTS	10,243,865	33,051,630
MFE	22,455,467	22,971,450
MVS	6,768,595	21,467,959
MV1	22,020,643	39,333,161
VKM	7,502,217	4,945,173
OBV	1,096,645	2,170,452
OCA	3,990,820	7,939,221
OGG	6,569,485	8,178,898
OMG	9,829,833	98,057,845
OMS	1,720,625	3,288,815
PRA	2,784,231	1,583,354
PCR	26,059,045	16,137,037
PMB	12,277,326	5,499,318
6TT	569,490,425	6,132,955
PRR	16,868,058	28,369,059
PTR	81,369,607	78,585,899
3XX	1,713,465	516,904
5XX	89,601,758	17,277,188
SBI	1,073	-
SSA	4,897,259	2,369,675
VSC	9,220,481	37,585,460
2XX	6,972,685	2,878,977
SVV	25,960,480	26,577,710
SGC	6,901,801	18,988,322
S13	11,221,976	7,792,182
SDC	89,876,556	127,607,698
S15	53,441,593	15,300,308
7XX	733,694,861	17,344,235
6XX	352,699,533	32,498,450
8XX	123,390,037	49,860,479
1XX	5,197,837	2,427,867
SLC	29,525,819	84,155,006
S12	6,538,923	3,726,610
S14	13,445,019	7,303,811
4XX	240,046,956	33,663,057
S16	4,059,798	11,996,185
LGF	1,848,484	1,079,233
SC3	1,397,329	2,460,942
SRE	23,157,790	24,845,033
IGB	66,705,241	10,025,712
CMM	118,181,766	115,741,456
WTF	49,880	471,093
USC	707	7,369

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2010 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AVB	12,972,688	12,186,247	786,441
AN4	4,077,846	3,997,144	80,702
IVB	46,873,556	47,357,766	(484,210)
9XX	120,375,583	107,370,851	13,004,732
NMT	10,520	11,565	(1,045)
MCC	57,458,369	59,306,967	(1,848,598)
NNG	38,706	39,194	(488)
CMG	9,163,066	9,080,819	82,247
NMI	3,492,626	3,586,939	(94,313)
CSC	3,585	3,517	68
FVB	13,220,046	12,510,406	709,640
FL1	89,342,677	88,494,154	848,523
F10	1,022,526	1,226,554	(204,028)
F15	4,207,105	4,072,509	134,596
F20	4,029,672	4,449,888	(420,216)
FVM	59,693,605	60,363,922	(670,317)
SGI	138,840,292	132,866,559	5,973,733
S17	7,491,752	8,421,086	(929,334)
ISC	34,490,069	32,780,765	1,709,304
FVS	7,133,285	7,124,837	8,448
SIC	7,062,953	6,357,079	705,874
FMS	67,304,187	67,483,278	(179,091)
TDM	14,674,679	15,189,431	(514,752)
FTI	62,933,242	65,243,140	(2,309,898)
FTG	6,957,337	6,971,915	(14,578)
HBF	2,733,073	2,219,779	513,294
HVD	1,464,011	1,382,931	81,080
HVG	393,829	353,140	40,689
HVI	548,597	535,902	12,695
HVE	2,335,251	2,129,967	205,284
HVM	22,271	21,491	780
HVC	537,520	537,842	(322)
HVS	1,505,784	1,133,418	372,366
HVN	227,979	226,539	1,440
HRS	1,125,086	971,698	153,388
HVR	574,752	499,565	75,187
HSS	1,903,531	1,759,894	143,637
VLC	9,825,362	9,494,711	330,651
VKU	9,564,041	8,938,211	625,830
VKC	1,977,157	1,721,946	255,211
LRE	18,960,630	17,665,315	1,295,315
LA9	12,786,989	13,574,553	(787,564)
LAV	10,841,417	10,987,713	(146,296)
MIT	13,308,359	16,626,206	(3,317,847)
MFL	44,806,649	47,673,586	(2,866,937)
BDS	2,226,987	2,505,709	(278,722)
MF7	28,504,592	25,906,349	2,598,243

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
RGS	1,870,806	2,971,316	(1,100,510)
RG1	9,742,474	9,960,386	(217,912)
EME	774,370	926,901	(152,531)
EM1	5,279,878	4,851,228	428,650
GGS	868,114	993,495	(125,381)
GG1	222,628	257,320	(34,692)
GGR	481,456	1,016,788	(535,332)
GG2	133,106	222,654	(89,548)
RES	1,230,790	2,516,037	(1,285,247)
RE1	3,510,235	3,719,932	(209,697)
GTR	837,372	1,264,386	(427,014)
GT2	91,740,595	56,668,772	35,071,823
GSS	11,943,890	13,321,139	(1,377,249)
MFK	112,283,206	111,212,647	1,070,559
EGS	8,341,620	9,789,455	(1,447,835)
MFF	1,671,864	1,828,947	(157,083)
HYS	5,118,999	5,931,526	(812,527)
MFC	16,875,819	18,056,993	(1,181,174)
IGS	4,977,801	5,659,383	(681,582)
IG1	6,475,422	6,451,412	24,010
MII	819,943	1,200,363	(380,420)
MI1	78,762,378	79,139,167	(376,789)
MIS	23,346,146	29,617,716	(6,271,570)
M1B	11,870,360	13,277,649	(1,407,289)
MCS	2,370,249	2,557,181	(186,932)
MC1	3,141,205	3,598,139	(456,934)
MMS	5,001,419	7,180,488	(2,179,069)
MM1	49,442,134	51,400,055	(1,957,921)
NWD	5,290,954	6,130,532	(839,578)
M1A	15,990,422	17,776,067	(1,785,645)
RIS	1,083,338	1,481,826	(398,488)
RI1	22,492,970	23,295,744	(802,774)
SIS	1,176,424	1,351,491	(175,067)
SI1	427,497	529,487	(101,990)
TEC	979,905	1,253,086	(273,181)
TE1	67,658	95,077	(27,419)
TRS	3,173,538	6,429,625	(3,256,087)
MFJ	36,362,847	41,916,709	(5,553,862)
UTS	883,867	1,944,533	(1,060,666)
MFE	10,964,659	11,085,747	(121,088)
MVS	2,388,145	3,339,556	(951,411)
MV1	47,185,183	48,366,963	(1,181,780)
VKM	3,306,464	3,075,886	230,578
OBV	4,986,479	5,133,304	(146,825)
OCA	5,475,547	5,743,384	(267,837)
OGG	6,407,391	6,513,737	(106,346)
OMG	143,942,428	150,650,472	(6,708,044)
OMS	1,113,611	1,195,431	(81,820)
PRA	856,895	779,526	77,369

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
PCR	25,150,299	25,136,487	13,812
PMB	2,681,278	2,425,387	255,891
6TT	140,219,161	89,519,464	50,699,697
PRR	27,186,243	28,046,205	(859,962)
PTR	100,117,670	100,942,846	(825,176)
3XX	830,259	723,460	106,799
5XX	46,022,587	39,597,630	6,424,957
SBI	107	-	107
SSA	5,538,757	5,235,337	303,420
VSC	55,739,601	58,621,175	(2,881,574)
2XX	2,706,327	2,422,754	283,573
SVV	108,587,217	108,169,892	417,325
SGC	20,830,593	22,163,024	(1,332,431)
S13	9,807,311	9,454,769	352,542
SDC	238,215,039	241,744,654	(3,529,615)
S15	48,264,582	44,559,849	3,704,733
7XX	144,802,637	87,767,993	57,034,644
6XX	90,982,919	64,038,586	26,944,333
8XX	44,757,395	39,308,253	5,449,142
1XX	2,141,514	1,956,740	184,774
SLC	153,411,819	160,452,105	(7,040,286)
S12	5,373,957	5,099,435	274,522
S14	7,859,621	7,474,053	385,568
4XX	132,033,928	114,709,964	17,323,964
S16	14,473,252	15,154,186	(680,934)
LGF	1,702,883	1,589,223	113,660
SC3	1,067,145	1,169,428	(102,283)
SRE	43,601,321	44,751,151	(1,149,830)
IGB	34,804,066	30,067,690	4,736,376
CMM	42,967,185	42,530,611	436,574
WTF	295,963	327,022	(31,059)
USC	12,778	13,291	(513)

The changes in units outstanding for the year ended December 31, 2009 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AVB	9,045,316	6,023,002	3,022,314
AN4	2,891,317	2,138,420	752,897
IVB	54,239,733	55,209,541	(969,808)
9XX	74,684,807	41,453,887	33,230,920
NMT	22,759	27,132	(4,373)
MCC	69,278,615	69,837,085	(558,470)
NNG	41,229	52,097	(10,868)
CMG	8,330,870	7,310,725	1,020,145
NMI	3,788,903	3,636,399	152,504
CSC	3,796	3,798	(2)
FVB	9,952,650	7,744,751	2,207,899

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
FL1	80,614,739	66,596,413	14,018,326
F10	1,618,568	2,001,922	(383,354)
F15	3,409,980	2,843,572	566,408
F20	4,674,606	4,075,678	598,928
FVM	60,119,710	60,703,305	(583,595)
SGI	108,879,773	93,006,426	15,873,347
S17	10,124,319	8,390,496	1,733,823
ISC	28,464,226	26,585,534	1,878,692
FVS	5,573,959	5,177,466	396,493
SIC	5,030,840	4,137,676	893,164
FMS	64,692,312	57,029,764	7,662,548
TDM	17,978,369	19,811,891	(1,833,522)
FTI	73,999,346	78,895,908	(4,896,562)
FTG	6,694,771	6,631,543	63,228
HBF	546,651	286,861	259,790
HVD	1,118,218	934,272	183,946
HVG	252,490	231,100	21,390
HVI	487,068	435,861	51,207
HVE	1,306,421	1,086,240	220,181
HVM	18,125	14,889	3,236
HVC	464,653	397,239	67,414
HVS	229,108	150,227	78,881
HVN	198,256	183,031	15,225
HRS	429,378	328,756	100,622
HVR	250,654	198,156	52,498
HSS	1,098,313	885,458	212,855
VLC	8,266,005	7,620,618	645,387
VKU	5,765,660	4,274,538	1,491,122
VKC	872,907	651,457	221,450
LRE	15,034,323	13,323,429	1,710,894
LA9	15,480,227	16,017,467	(537,240)
LAV	11,487,979	10,699,367	788,612
MIT	16,939,889	21,098,859	(4,158,970)
MFL	56,403,335	59,314,491	(2,911,156)
BDS	2,839,677	2,657,787	181,890
MF7	18,583,737	16,557,148	2,026,589
RGS	2,303,656	3,918,284	(1,614,628)
RG1	9,246,103	8,572,301	673,802
EME	1,099,253	1,222,269	(123,016)
EM1	3,148,463	2,512,184	636,279
GGS	1,000,635	1,269,803	(269,168)
GG1	220,420	404,697	(184,277)
GGR	686,154	1,170,175	(484,021)
GG2	234,480	334,862	(100,382)
RES	1,571,958	3,223,224	(1,651,266)
RE1	4,265,330	4,733,852	(468,522)
GTR	923,503	1,464,462	(540,959)
GT2	441,332	615,647	(174,315)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
GSS	13,255,158	14,212,140	(956,982)
MFK	98,889,148	88,020,419	10,868,729
EGS	10,456,684	12,460,457	(2,003,773)
MFF	2,033,753	2,270,021	(236,268)
HYS	6,648,313	7,589,224	(940,911)
MFC	21,897,304	24,524,268	(2,626,964)
IGS	6,272,299	6,999,267	(726,968)
IG1	5,552,693	5,141,506	411,187
MII	942,956	1,458,936	(515,980)
MI1	83,340,566	85,664,428	(2,323,862)
MIS	36,525,455	15,632,697	20,892,758
M1B	14,329,975	14,172,456	157,519
MCS	2,729,450	3,176,328	(446,878)
MC1	4,280,629	4,791,624	(510,995)
MMS	6,495,644	10,760,158	(4,264,514)
MM1	53,146,205	57,446,074	(4,299,869)
NWD	7,762,858	8,914,279	(1,151,421)
M1A	23,565,661	26,194,975	(2,629,314)
RIS	1,179,291	1,746,451	(567,160)
RI1	25,260,711	26,379,783	(1,119,072)
SIS	1,462,828	1,406,539	56,289
SI1	577,653	749,114	(171,461)
TEC	1,748,501	1,624,750	123,751
TE1	103,481	99,441	4,040
TRS	4,270,222	8,414,349	(4,144,127)
MFJ	36,565,639	33,666,231	2,899,408
UTS	1,212,120	2,542,091	(1,329,971)
MFE	9,772,734	9,676,243	96,491
MVS	2,833,018	4,284,634	(1,451,616)
MV1	49,817,919	48,010,393	1,807,526
VKM	2,423,814	1,597,344	826,470
OBV	5,039,564	3,775,289	1,264,275
OCA	5,613,899	5,765,594	(151,695)
OGG	6,417,014	6,585,064	(168,050)
OMG	174,744,326	182,302,511	(7,558,185)
OMS	1,294,373	1,375,951	(81,578)
PRA	978,628	1,009,867	(31,239)
PCR	25,103,349	24,280,843	822,506
PMB	1,654,366	1,485,147	169,219
6TT	3,725,955	1,657,029	2,068,926
PRR	31,508,311	32,032,915	(524,604)
PTR	100,534,672	98,470,561	2,064,111
3XX	442,422	314,757	127,665
5XX	20,306,134	13,778,048	6,528,086
SSA	4,126,734	3,520,421	606,313
VSC	68,794,125	71,117,840	(2,323,715)
2XX	1,820,934	1,317,349	503,585

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
SVV	103,037,588	88,514,311	14,523,277
SGC	34,031,208	26,791,166	7,240,042
S13	6,899,736	5,326,487	1,573,249
SDC	300,119,944	239,082,191	61,037,753
S15	35,719,684	31,681,301	4,038,383
7XX	57,404,768	17,718,830	39,685,938
6XX	43,776,137	17,257,920	26,518,217
8XX	48,691,186	18,732,386	29,958,800
1XX	1,307,813	848,898	458,915
SLC	234,205,948	189,366,936	44,839,012
S12	3,456,348	2,677,480	778,868
S14	7,966,885	7,069,943	896,942
4XX	62,879,790	44,459,635	18,420,155
S16	17,241,551	17,214,416	27,135
LGF	1,255,577	1,105,002	150,575
SC3	1,558,063	1,670,854	(112,791)
SRE	55,050,150	57,034,067	(1,983,917)
IGB	17,212,902	13,899,171	3,313,731
CMM	37,140,540	31,480,131	5,660,409
WTF	442,179	485,643	(43,464)
USC	14,222	14,582	(360)

8. FAIR VALUE MEASUREMENTS

The following section applies the FASB ASC Topic 820 fair value hierarchy and disclosure requirements to the Variable Account’s financial instruments that are carried at fair value. Topic 820 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

In compliance with Topic 820, the Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above.  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

As of December 31, 2010, the Funds of the Variable Account are identical to public mutual funds, but are only available to the contract holders of the Variable Account.  The inputs used to price the Funds are observable and are identical to mutual funds readily tradable in public markets and represent Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2010. As of December 31, 2010, the Level 1 assets held by the Sub-Accounts was $16,146.3 million.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
AVB
2010	5,293,494	$ 9.9167	to	$ 10.2048	$ 53,564,306	2.43%	1.35%	to	2.35%	1.14%	to	8.81%
2009	4,507,053	9.2498	to	9.3787	42,044,269	0.81	1.35	to	2.10	21.13	to	22.06
2008[4]	1,484,739	7.6393	to	7.6837	11,378,225	2.36	1.35	to	2.05	(23.61)	to	(23.16)
AN4
2010	1,092,105	8.4482	to	8.6813	9,392,167	1.83	1.35	to	2.30	1.70	to	11.09
2009	1,011,403	7.6787	to	7.8147	7,854,209	3.28	1.35	to	2.30	36.03	to	37.36
2008[4]	258,506	5.6447	to	5.6893	1,466,176	-	1.35	to	2.30	(43.55)	to	(43.11)
IVB
2010	11,190,095	7.1355	to	7.3535	81,416,221	2.68	1.30	to	2.35	1.85	to	2.94
2009	11,674,305	7.0059	to	7.1432	82,821,276	1.06	1.30	to	2.35	31.20	to	32.61
2008[4]	12,644,113	5.3309	to	5.3866	67,893,236	0.26	1.30	to	2.55	(46.69)	to	(46.13)
9XX
2010	47,908,911	12.7432	to	13.0170	619,370,616	1.27	1.35	to	2.30	1.20	to	8.28
2009	34,904,179	11.8467	to	12.0216	417,990,165	3.19	1.35	to	2.55	17.83	to	19.28
2008[6]	1,673,259	10.0629	to	10.0781	16,852,673	6.00	1.35	to	2.10	0.63	to	0.78
NMT
2010	3,338	12.4799			41,663	-	1.65			15.48
2009	4,383	10.8073			47,363	0.10	1.65			24.97
2008	8,756	8.6480	to	8.7482	76,146	-	1.35	to	1.65	(44.50)	to	(44.33)
2007	8,690	15.5826	to	15.7150	135,980	0.53	1.35	to	1.65	17.31	to	17.67
2006	6,233	13.0685	to	13.3555	83,087	0.12	1.35	to	1.65	17.77	to	18.13
MCC
2010	14,342,386	9.3906	to	9.7833	138,265,475	-	1.30	to	2.35	2.84	to	15.60
2009	16,190,984	8.2105	to	8.4629	135,548,553	-	1.30	to	2.35	23.82	to	25.15
2008	16,749,454	6.6062	to	6.7622	112,464,281	-	1.30	to	2.55	(45.21)	to	(44.50)
2007[8]	6,356,718	12.0821	to	12.1839	77,182,125	0.25	1.30	to	2.30	20.82	to	21.84
NNG
2010	11,218	11.5747	to	11.7119	130,018	0.12	1.65	to	1.85	19.30	to	19.54
2009	11,706	9.7021	to	9.7495	113,666	0.65	1.75	to	1.85	24.32	to	24.45
2008	22,574	7.8041	to	7.8343	176,374	0.27	1.75	to	1.85	(40.57)	to	(40.51)
2007	14,570	13.1322	to	13.1694	191,573	-	1.35	to	1.85	15.29	to	15.88
2006	19,841	11.2465	to	11.4935	226,596	-	1.35	to	1.85	4.14	to	4.66
CMG
2010	2,712,649	10.1161	to	10.4978	28,087,424	0.05	1.35	to	2.30	0.68	to	19.63
2009	2,630,402	8.5261	to	8.7754	22,841,383	0.26	1.35	to	2.35	23.36	to	24.62
2008	1,610,257	6.9442	to	7.0418	11,258,978	0.04	1.35	to	2.10	(40.87)	to	(40.41)
2007[8]	640,690	11.7433	to	11.8174	7,548,709	-	1.35	to	2.10	17.43	to	18.17
NMI
2010	1,076,458	9.4101	to	13.3287	13,809,157	0.69	1.30	to	2.30	0.50	to	12.25
2009	1,170,771	8.4513	to	11.8797	13,421,698	1.86	1.30	to	2.35	34.70	to	36.15
2008	1,018,267	6.2580	to	8.7297	8,660,311	1.36	1.30	to	2.10	(49.57)	to	(49.16)
2007	522,074	12.3894	to	17.1796	8,752,767	0.08	1.35	to	2.30	16.91	to	24.52
2006	11,385	14.2400	to	14.5526	165,345	0.19	1.35	to	1.65	21.19	to	21.56

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
CSC
2010	1,022	$ 12.7743	to	$ 12.9257	$ 13,175	1.03%	1.65%	to	1.85%	24.13% to 24.38	to	24.38%
2009	954	10.3922			9,933	0.93	1.65			22.93
2008	956	8.4535			8,097	0.50	1.65			(29.35)
2007	1,509	11.9646	to	11.9984	18,101	0.26	1.55	to	1.65	(4.19)	to	(4.10)
2006	1,411	12.2863	to	12.5560	17,650	0.26	1.55	to	1.65	17.40	to	17.52
FVB
2010	5,329,715	10.6772	to	11.0801	58,332,583	1.60	1.35	to	2.30	1.23	to	16.17
2009	4,620,075	9.2805	to	9.5381	43,671,580	2.27	1.35	to	2.30	35.14	to	36.46
2008	2,412,176	6.8929	to	6.9899	16,761,837	2.12	1.35	to	2.10	(35.54)	to	(35.04)
2007[8]	1,234,324	10.6929	to	10.7604	13,240,999	3.47	1.35	to	2.10	6.93	to	7.60
FL1
2010	22,219,731	10.0146	to	10.3056	226,649,086	1.05	1.30	to	2.30	1.40	to	15.41
2009	21,371,208	8.7663	to	8.9297	189,572,250	1.53	1.30	to	2.30	32.35	to	33.71
2008[4]	7,352,882	6.6235	to	6.6786	48,955,023	2.15	1.30	to	2.30	(33.77)	to	(33.21)
F10
2010	586,368	11.4029	to	11.9562	6,869,231	1.73	1.35	to	2.25	10.01	to	11.03
2009	790,396	10.3649	to	10.7688	8,368,031	3.25	1.35	to	2.25	21.17	to	22.28
2008	1,173,750	8.5543	to	8.8065	10,204,299	3.71	1.35	to	2.25	(26.86)	to	(26.18)
2007	585,651	11.6955	to	11.9301	6,929,208	3.24	1.35	to	2.25	5.97	to	6.95
2006	268,016	10.9973	to	11.1613	2,974,098	3.37	1.35	to	2.25	7.12	to	8.10
F15
2010	2,690,154	11.4777	to	12.0663	31,790,466	2.02	1.30	to	2.25	0.70	to	11.32
2009	2,555,558	10.4105	to	10.8391	27,230,849	4.12	1.30	to	2.25	22.21	to	23.40
2008	1,989,150	8.5186	to	8.7840	17,220,907	2.98	1.30	to	2.25	(28.94)	to	(28.24)
2007	1,457,747	11.9744	to	12.2416	17,658,270	3.26	1.30	to	2.30	6.55	to	7.65
2006	715,554	11.2046	to	11.3717	8,088,852	2.49	1.30	to	2.30	8.30	to	9.40
F20
2010	3,591,134	11.2492	to	11.8574	41,774,592	2.00	1.30	to	2.30	0.77	to	12.84
2009	4,011,350	9.9637	to	10.5078	41,446,559	3.24	1.30	to	2.55	25.27	to	26.88
2008	3,412,422	8.0187	to	8.2819	27,908,761	2.45	1.30	to	2.30	(34.35)	to	(33.68)
2007	2,944,857	12.2148	to	12.4873	36,444,849	2.52	1.30	to	2.30	7.42	to	8.53
2006	1,308,908	11.3368	to	11.5058	14,984,152	3.47	1.30	to	2.30	9.14	to	10.26
FVM
2010	14,828,391	11.7343	to	12.2246	178,592,880	0.12	1.30	to	2.35	(0.13)	to	26.90
2009	15,498,708	9.3461	to	9.6332	147,656,427	0.48	1.30	to	2.35	36.47	to	37.94
2008	16,082,303	6.8485	to	6.9838	111,490,874	0.25	1.30	to	2.35	(41.03)	to	(40.40)
2007[8]	11,884,177	11.6141	to	11.7169	138,777,417	0.47	1.30	to	2.35	16.14	to	17.17
SGI
2010	39,232,419	11.4936	to	11.9272	462,402,911	1.98	1.35	to	2.30	1.72	to	17.56
2009	33,258,686	9.8573	to	10.1455	334,386,149	0.68	1.35	to	2.35	17.43	to	18.63
2008	17,385,339	8.4022	to	8.5521	147,791,354	1.76	1.35	to	2.30	(20.70)	to	(19.92)
2007[8]	7,791,583	10.6128	to	10.6798	82,974,328	-	1.35	to	2.10	6.13	to	6.80

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
S17
2010	5,771,387	$ 9.5951	to	$ 9.8597	$ 56,433,177	2.06%	1.35%	to	2.30%	7.72%	to	8.77%
2009	6,700,721	8.9075	to	9.0651	60,404,458	2.81	1.35	to	2.30	27.26	to	28.49
2008[4]	4,966,898	6.9997	to	7.0549	34,950,364	5.05	1.35	to	2.30	(30.00)	to	(29.45)
ISC
2010	10,453,432	10.1481	to	10.5514	108,775,441	6.60	1.30	to	2.30	1.33	to	11.21
2009	8,744,128	9.1653	to	9.4879	82,084,273	7.92	1.30	to	2.50	32.21	to	33.83
2008	6,865,436	6.9325	to	7.0894	48,332,687	5.43	1.30	to	2.50	(31.42)	to	(30.57)
2007[8]	3,983,472	10.1431	to	10.2071	40,544,176	1.80	1.35	to	2.10	1.43	to	2.07
FVS
2010	2,184,543	14.4922	to	21.1502	44,583,047	0.79	1.30	to	2.50	1.78	to	26.56
2009	2,176,095	11.5328	to	16.7205	35,186,583	1.64	1.30	to	2.50	25.93	to	27.48
2008	1,779,602	9.1117	to	13.1231	22,554,357	1.14	1.30	to	2.50	(34.70)	to	(33.89)
2007	1,960,878	13.8819	to	19.8610	37,692,750	0.66	1.30	to	2.50	(4.83)	to	(3.66)
2006	1,597,154	14.4771	to	20.6252	32,015,946	0.63	1.30	to	2.50	14.06	to	15.46
SIC
2010	2,596,931	11.8722	to	12.3200	31,584,484	4.50	1.35	to	2.30	0.71	to	9.42
2009	1,891,057	10.9558	to	11.2596	21,088,738	7.24	1.35	to	2.30	22.86	to	24.05
2008	997,893	8.9508	to	9.0765	8,998,750	6.90	1.35	to	2.10	(13.11)	to	(12.44)
2007[8]	556,077	10.3009	to	10.3659	5,745,387	2.79	1.35	to	2.10	3.01	to	3.66
FMS
2010	18,142,945	11.7357	to	15.3150	269,667,669	1.61	1.30	to	2.35	1.10	to	9.75
2009	18,322,036	10.7695	to	13.9615	248,924,483	2.27	1.30	to	2.35	23.09	to	24.41
2008	10,659,488	8.7183	to	11.2279	116,498,829	3.43	1.30	to	2.35	(38.59)	to	(37.93)
2007	6,318,116	14.1466	to	18.0981	111,152,728	1.37	1.30	to	2.35	1.03	to	2.13
2006	3,368,514	13.9177	to	17.7303	58,070,328	1.22	1.30	to	2.35	15.61	to	16.85
TDM
2010	3,730,450	15.7752	to	16.6280	60,725,526	1.67	1.30	to	2.30	14.88	to	16.06
2009	4,245,202	13.7314	to	14.3272	59,780,455	4.87	1.30	to	2.30	68.62	to	70.35
2008	6,078,724	8.1300	to	8.4105	50,460,099	2.68	1.30	to	2.35	(53.82)	to	(53.32)
2007	4,360,786	17.6061	to	18.0187	77,853,382	1.85	1.30	to	2.35	25.74	to	27.10
2006	511,631	13.9683	to	14.1765	7,216,012	1.18	1.30	to	2.30	25.15	to	26.43
FTI
2010	15,268,978	14.0221	to	18.6504	273,652,493	1.99	1.30	to	2.55	5.64	to	7.00
2009	17,578,876	13.2120	to	17.5014	295,586,812	3.56	1.30	to	2.55	33.55	to	35.26
2008	22,475,438	9.8476	to	12.9916	280,682,732	2.33	1.30	to	2.55	(41.91)	to	(41.16)
2007	23,555,118	16.8727	to	22.1685	502,292,060	1.98	1.30	to	2.55	12.50	to	13.95
2006	23,906,416	14.9290	to	19.5344	449,411,615	1.19	1.30	to	2.55	18.36	to	19.87
FTG
2010	2,323,981	11.1685	to	16.0551	35,600,674	1.34	1.30	to	2.30	0.74	to	6.00
2009	2,338,559	10.6117	to	15.1541	33,875,343	3.23	1.30	to	2.30	28.09	to	29.40
2008	2,275,331	8.2593	to	11.7171	25,517,931	1.77	1.30	to	2.35	(43.69)	to	(43.08)
2007	2,128,221	14.6136	to	20.5944	41,968,435	1.30	1.30	to	2.35	(0.07)	to	1.01
2006	1,134,629	14.5363	to	20.3990	22,093,074	1.21	1.30	to	2.35	18.95	to	20.23

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
HBF	773,084	$ 12.2622	to	$ 12.4184	$ 9,572,118	0.12%	1.35%	to	2.10%	0.75%	to	8.95%
2010
2009[10]	259,790	11.3416	to	11.3988	2,957,383	0.05	1.35	to	2.10	13.42	to	13.99
HVD
2010	381,299	9.7101	to	9.9383	3,761,330	4.58	1.35	to	2.10	0.95	to	13.57
2009	300,219	8.6154	to	8.7509	2,613,269	-	1.35	to	2.10	22.48	to	23.42
2008[11]	116,273	7.0493	to	7.0906	822,517	19.06	1.35	to	1.90	(29.46)	to	(29.06)
HVG
2010	105,400	7.6526	to	7.7839	815,820	0.17	1.35	to	1.90	7.78	to	8.38
2009	64,711	7.1003	to	7.1818	462,965	-	1.35	to	1.90	13.76	to	14.40
2008[11]	43,321	6.2416	to	6.2781	271,371	1.69	1.35	to	1.90	(39.09)	to	(38.75)
HVI
2010	135,007	8.0357	to	8.2246	1,103,265	2.88	1.35	to	2.10	9.45	to	10.28
2009	122,312	7.3422	to	7.4577	908,107	-	1.35	to	2.10	19.06	to	19.97
2008[11]	71,105	6.1669	to	6.2162	440,962	10.28	1.35	to	2.10	(39.15)	to	(38.68)
HVE
2010	579,008	8.3591	to	8.5555	4,914,149	1.41	1.35	to	2.10	1.46	to	7.71
2009	373,724	7.8201	to	7.9431	2,952,460	0.05	1.35	to	2.10	30.66	to	31.67
2008[11]	153,543	5.9849	to	6.0328	923,861	5.38	1.35	to	2.10	(41.81)	to	(41.36)
HVM
2010	5,537	8.8274	to	8.9788	49,237	0.89	1.35	to	1.90	11.95	to	12.58
2009	4,757	7.8852	to	7.9757	37,661	-	1.35	to	1.90	19.55	to	20.22
2008[11]	1,521	6.5957	to	6.6343	10,047	3.05	1.35	to	1.90	(35.17)	to	(34.81)
HVC
2010	131,381	9.6756	to	9.9030	1,289,234	0.67	1.35	to	2.10	1.60	to	21.15
2009	131,703	8.0479	to	8.1744	1,070,309	-	1.35	to	2.10	31.41	to	32.42
2008[11]	64,289	6.1242	to	6.1732	395,811	1.82	1.35	to	2.10	(40.12)	to	(39.66)
HVS
2010	462,023	10.6873	to	10.9382	5,028,611	2.59	1.35	to	2.10	0.44	to	3.47
2009	89,657	10.4080	to	10.5713	943,853	-	1.35	to	2.10	3.25	to	4.04
2008[11]	10,776	10.1182	to	10.1611	109,325	9.36	1.35	to	1.75	0.36	to	0.77
HVN
2010	53,652	7.1473	to	7.3153	389,238	0.10	1.35	to	2.10	13.53	to	14.40
2009	52,212	6.2954	to	6.3944	332,142	-	1.35	to	2.10	31.82	to	32.83
2008[11]	36,987	4.7757	to	4.8140	177,544	0.68	1.35	to	2.10	(53.65)	to	(53.30)
HRS
2010	288,049	7.5898	to	7.7455	2,215,321	0.26	1.35	to	2.10	3.59	to	20.50
2009	134,661	6.3466	to	6.4276	861,819	-	1.35	to	2.10	31.91	to	32.92
2008[11]	34,039	4.8112	to	4.8356	164,218	1.41	1.35	to	2.10	(51.89)	to	(51.64)
HVR
2010	150,620	7.9771	to	8.1645	1,220,000	1.32	1.35	to	2.10	1.12	to	5.89
2009	75,433	7.5908	to	7.7102	578,764	-	1.35	to	2.10	30.58	to	31.58
2008[11]	22,935	5.8258	to	5.8599	134,085	4.24	1.35	to	1.90	(43.17)	to	(42.85)
HSS
2010	463,805	9.7297	to	9.9582	4,587,826	0.47	1.35	to	2.10	2.10	to	27.86
2009	320,168	7.6677	to	7.7883	2,481,257	-	1.35	to	2.10	30.16	to	31.16
2008[11]	107,313	5.8910	to	5.9382	635,831	0.64	1.35	to	2.10	(42.47)	to	(42.03)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
VLC	2,754,884	$ 8.7353	to	$ 9.0827	$ 24,645,773	0.13%	1.30%	to	2.30%	1.41%	to	14.19%
2010
2009	2,424,233	7.7727	to	7.9538	19,071,269	4.34	1.30	to	2.10	25.71	to	26.74
2008	1,778,846	6.1599	to	6.2700	11,079,024	1.96	1.35	to	2.30	(37.29)	to	(36.67)
2007[8]	1,104,540	9.8387	to	9.9008	10,902,301	-	1.35	to	2.10	(1.61)	to	(0.99)
VKU
2010	2,638,485	10.9300	to	11.1670	29,230,936	1.96	1.35	to	2.10	1.34	to	10.52
2009	2,012,655	9.8917	to	10.1041	20,224,707	2.67	1.35	to	2.50	19.43	to	20.83
2008[4]	521,533	8.2827	to	8.3619	4,349,163	1.79	1.35	to	2.50	(17.17)	to	(16.38)
VKC
2010	541,345	10.6152	to	10.8455	5,813,854	0.85	1.35	to	2.10	1.68	to	20.53
2009	286,134	8.8743	to	8.9980	2,559,424	1.10	1.35	to	2.10	36.24	to	37.28
2008[4]	64,684	6.5138	to	6.5544	422,645	0.51	1.35	to	2.10	(34.86)	to	(34.46)
LRE
2010	5,546,175	10.8727	to	11.1887	61,493,993	1.38	1.35	to	2.35	2.09	to	21.04
2009	4,250,860	9.0745	to	9.2522	39,060,057	3.64	1.30	to	2.35	65.86	to	67.64
2008[4]	2,539,966	5.4621	to	5.5191	13,975,390	6.16	1.30	to	2.55	(45.38)	to	(44.81)
LA9
2010	3,343,836	14.3291	to	16.9372	50,950,452	-	1.30	to	2.55	0.79	to	21.33
2009	4,131,400	11.9616	to	13.9599	52,098,239	-	1.30	to	2.55	41.84	to	43.66
2008	4,668,640	8.4333	to	9.7176	41,167,153	-	1.30	to	2.55	(39.83)	to	(39.05)
2007	5,069,578	14.0149	to	15.9436	73,578,930	-	1.30	to	2.55	18.17	to	19.70
2006	4,902,578	11.8596	to	13.3200	59,707,503	-	1.30	to	2.55	5.15	to	6.50
LAV
2010	3,240,001	14.2886	to	15.3001	48,288,792	0.32	1.30	to	2.30	1.37	to	17.48
2009	3,386,297	12.2869	to	13.0302	43,116,785	0.19	1.30	to	2.35	23.08	to	24.34
2008	2,597,685	9.9573	to	10.4851	26,664,191	0.59	1.30	to	2.35	(30.35)	to	(29.60)
2007	2,132,144	14.3086	to	14.9014	31,216,819	0.58	1.30	to	2.30	4.25	to	5.33
2006	1,530,051	13.6347	to	14.1549	21,338,547	0.81	1.35	to	2.30	12.01	to	13.10
MIT
2010	21,182,508	8.9359	to	32.2588	329,127,899	1.82	1.00	to	1.85	14.31	to	15.30
2009	24,500,355	7.8132	to	28.0862	330,454,824	2.37	1.00	to	1.85	22.94	to	24.01
2008	28,659,325	6.3519	to	22.7364	312,978,185	1.52	1.00	to	1.85	(36.16)	to	(35.60)
2007	36,869,229	9.9446	to	35.4439	616,787,038	1.18	1.00	to	1.85	3.98	to	4.88
2006	47,922,260	9.5591	to	33.9245	759,598,902	0.82	1.00	to	1.85	11.21	to	12.17
MFL
2010	12,022,072	10.6014	to	15.7028	168,194,841	1.56	1.00	to	2.55	13.16	to	14.96
2009	14,889,009	9.3019	to	13.6875	182,378,997	2.11	1.00	to	2.55	21.81	to	23.75
2008	17,800,165	7.5820	to	11.0833	177,022,413	1.22	1.00	to	2.55	(36.78)	to	(35.77)
2007	19,982,665	11.9080	to	17.2918	310,717,943	1.00	1.00	to	2.55	2.98	to	4.63
2006	19,922,745	11.4804	to	16.5607	295,643,335	0.60	1.00	to	2.55	10.17	to	11.91
BDS
2010	5,106,265	16.8481	to	19.0628	93,795,374	4.34	1.15	to	1.85	8.81	to	9.60
2009	5,384,987	15.4686	to	17.3936	90,448,318	6.48	1.15	to	1.85	25.59	to	26.50
2008	5,203,097	12.3042	to	13.7497	69,202,403	7.02	1.15	to	1.85	(12.19)	to	(11.55)
2007	6,896,916	14.1153	to	15.5456	103,879,319	6.26	1.15	to	1.85	1.60	to	2.35
2006	8,059,857	13.7634	to	15.1894	119,031,240	6.18	1.15	to	1.85	3.26	to	4.00

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
MF7
2010	9,260,297	$11.9321	to	$ 15.9598	$ 138,789,021	3.96%	1.15%	to	2.50%	0.52%	to	9.40%
2009	6,662,054	10.9792	to	14.5888	91,904,165	5.40	1.15	to	2.50	24.47	to	26.19
2008	4,635,465	8.7578	to	11.6903	51,141,515	6.74	1.00	to	2.50	(13.00)	to	(11.66)
2007	6,110,178	9.9948	to	13.2334	76,655,526	5.69	1.00	to	2.55	(0.05)	to	2.24
2006	6,133,332	10.5636	to	12.9429	75,695,316	5.91	1.00	to	2.55	2.20	to	3.82
RGS
2010	8,499,280	10.4589	to	16.2874	109,875,527	1.15	1.00	to	1.85	15.05	to	16.04
2009	9,599,790	9.0816	to	14.0549	107,176,009	1.82	1.00	to	1.85	30.28	to	31.41
2008	11,214,418	6.9635	to	10.7101	95,812,820	0.65	1.00	to	1.85	(39.77)	to	(39.24)
2007	14,862,669	11.5494	to	17.6526	208,241,408	0.23	1.00	to	1.85	6.69	to	7.62
2006	6,003,584	10.8138	to	16.4253	77,970,401	0.60	1.00	to	1.85	11.64	to	12.60
RG1
2010	3,339,426	9.5576	to	17.1228	34,696,477	0.93	1.10	to	2.30	1.72	to	15.66
2009	3,557,338	8.3649	to	14.8193	32,497,716	1.44	1.10	to	2.30	29.39	to	30.98
2008	2,883,536	6.4648	to	11.3256	21,338,733	0.44	1.00	to	2.30	(40.21)	to	(39.41)
2007	2,707,973	10.8166	to	18.7295	34,458,186	0.16	1.00	to	2.25	6.17	to	8.99
2006	979,416	12.3578	to	17.4884	12,643,624	0.41	1.00	to	2.05	11.12	to	12.31
EME
2010	1,624,680	28.7931	to	34.9969	52,175,479	0.71	1.00	to	1.85	21.46	to	22.51
2009	1,777,211	23.7055	to	28.6673	46,576,034	2.42	1.00	to	1.85	65.46	to	66.90
2008	1,900,227	14.3267	to	17.2377	29,955,875	1.39	1.00	to	1.85	(55.93)	to	(55.54)
2007	2,587,959	32.5066	to	38.9119	91,911,417	2.02	1.00	to	1.85	33.14	to	34.29
2006	3,300,914	24.4161	to	29.5347	87,687,610	1.12	1.00	to	1.85	27.76	to	28.87
EM1
2010	1,775,371	16.1794	to	39.7356	33,610,615	0.56	1.15	to	2.50	2.77	to	22.05
2009	1,346,721	13.4397	to	32.5736	22,378,471	1.63	1.15	to	2.50	63.92	to	66.19
2008	710,442	8.1987	to	19.6098	8,295,305	1.08	1.15	to	2.50	(56.32)	to	(55.71)
2007	808,424	18.7701	to	44.3000	22,821,441	1.85	1.15	to	2.50	31.88	to	33.72
2006	813,675	14.2242	to	33.1470	18,546,786	0.90	1.15	to	2.50	26.66	to	28.41
GGS
2010	1,388,803	16.3289	to	23.6760	27,603,523	-	1.00	to	1.85	2.68	to	3.57
2009	1,514,184	15.9031	to	22.9489	29,279,024	11.75	1.00	to	1.85	2.14	to	3.02
2008	1,783,352	15.5702	to	22.3616	33,534,157	8.21	1.00	to	1.85	8.36	to	9.30
2007	1,951,821	14.3685	to	25.1849	33,658,588	-	1.00	to	1.85	6.68	to	7.61
2006	2,234,976	13.4688	to	19.1593	36,201,209	-	1.00	to	1.85	3.03	to	3.92
GG1
2010	191,576	14.4984	to	17.1353	3,072,039	-	1.15	to	2.05	2.24	to	3.18
2009	226,268	14.1448	to	16.6581	3,542,610	13.42	1.15	to	2.05	1.65	to	2.58
2008	410,545	13.8804	to	16.2887	6,320,695	7.46	1.15	to	2.05	7.86	to	8.85
2007	284,890	12.8359	to	15.0094	4,022,897	-	1.15	to	1.85	6.46	to	7.23
2006	283,792	10.4123	to	14.0408	3,762,442	-	1.15	to	1.85	2.77	to	3.50
GGR
2010	3,303,954	9.9029	to	30.7722	68,407,784	0.80	1.00	to	1.85	9.74	to	10.69
2009	3,839,286	9.0195	to	27.9081	71,866,959	1.19	1.00	to	1.85	37.23	to	38.42
2008	4,323,307	6.5693	to	20.2403	59,243,931	1.03	1.00	to	1.85	(40.07)	to	(39.55)
2007	5,626,403	10.9557	to	33.6111	124,791,013	1.69	1.00	to	1.85	11.17	to	12.13
2006	7,063,308	9.8502	to	30.0902	140,323,466	0.56	1.00	to	1.85	15.21	to	16.20

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
GG2
2010	250,738	$ 14.0654	to	$ 20.0359	$ 4,004,065	0.57%	1.15%	to	2.10%	9.19%	to	10.25%
2009	340,286	12.8483	to	18.1818	4,912,210	0.74	1.15	to	2.10	36.50	to	37.83
2008	440,668	9.3883	to	13.1983	4,602,950	0.76	1.00	to	2.30	(40.48)	to	(39.68)
2007	494,318	15.6997	to	21.9248	8,590,818	1.43	1.00	to	2.10	10.65	to	11.90
2006	548,900	14.1520	to	19.6328	8,624,775	0.33	1.00	to	2.10	14.55	to	15.84
RES
2010	8,120,608	7.7831	to	26.1691	138,046,224	1.40	1.15	to	1.85	10.58	to	11.38
2009	9,405,855	7.0348	to	23.5528	143,755,857	1.68	1.15	to	1.85	29.99	to	30.94
2008	11,057,121	5.4090	to	18.0325	129,451,544	0.67	1.15	to	1.85	(37.61)	to	(37.16)
2007	14,094,806	8.6654	to	28.7651	257,818,176	0.84	1.15	to	1.85	11.13	to	11.94
2006	18,185,522	7.7933	to	25.7598	297,727,331	0.66	1.15	to	1.85	8.52	to	9.30
RE1
2010	1,162,208	11.0907	to	17.2860	16,215,376	1.16	1.10	to	2.25	9.89	to	11.18
2009	1,371,905	10.0513	to	15.5629	17,259,114	1.46	1.10	to	2.25	29.06	to	30.57
2008	1,840,427	7.7566	to	11.9309	17,668,776	0.37	1.10	to	2.30	(38.03)	to	(37.27)
2007	1,853,837	12.4596	to	19.0382	28,036,878	0.61	1.10	to	2.30	10.36	to	11.72
2006	2,112,711	11.2383	to	17.0586	28,453,629	0.42	1.10	to	2.30	7.79	to	9.11
GTR
2010	3,630,317	15.3603	to	29.8429	83,182,897	0.80	1.15	to	1.85	3.58	to	4.33
2009	4,057,331	14.8223	to	28.6751	89,385,980	8.00	1.15	to	1.85	13.03	to	13.85
2008	4,598,290	13.1070	to	25.2490	89,967,387	5.42	1.15	to	1.85	(16.99)	to	(16.39)
2007	6,117,487	15.7818	to	30.2720	140,411,531	2.22	1.15	to	1.85	6.84	to	7.62
2006	7,258,332	14.7633	to	28.1974	156,233,915	0.92	1.15	to	1.85	15.11	to	15.95
GT2
2010	35,771,466	10.2960	to	18.2065	374,030,587	0.33	1.15	to	2.10	0.47	to	4.10
2009	699,643	15.3452	to	17.4988	11,164,168	7.75	1.15	to	2.05	12.42	to	13.46
2008	873,958	13.6216	to	15.4312	12,354,205	5.24	1.15	to	1.85	(17.15)	to	(16.56)
2007	1,161,693	16.4422	to	18.5035	19,774,396	1.99	1.15	to	2.05	6.39	to	7.37
2006	1,149,650	14.9739	to	17.2425	18,291,763	0.66	1.15	to	2.05	14.52	to	15.57
GSS
2010	9,796,211	14.6711	to	23.7279	182,422,116	3.64	1.15	to	1.85	2.81	to	3.56
2009	11,173,460	14.2550	to	22.9687	201,831,819	4.99	1.15	to	1.85	2.56	to	3.31
2008	12,130,442	13.8850	to	22.2887	213,486,283	5.57	1.15	to	1.85	6.53	to	7.31
2007	15,336,252	13.0202	to	24.6917	247,658,015	5.01	1.00	to	1.85	5.19	to	6.10
2006	18,582,159	12.3657	to	19.7009	283,320,766	5.07	1.00	to	1.85	1.77	to	2.65
MFK
2010	31,563,214	11.3128	to	14.2266	398,410,866	3.43	1.00	to	2.55	0.13	to	3.45
2009	30,492,655	11.1096	to	13.7522	374,547,282	3.88	1.00	to	2.55	1.57	to	3.19
2008	19,623,926	10.9374	to	13.3271	236,492,256	5.08	1.00	to	2.55	5.53	to	7.21
2007	24,954,225	10.3645	to	12.4309	281,758,050	4.76	1.00	to	2.55	4.17	to	5.83
2006	25,308,705	9.9499	to	11.7457	272,332,913	4.56	1.00	to	2.55	0.84	to	2.44
EGS
2010	11,164,178	5.9152	to	25.4132	142,268,348	0.09	1.00	to	1.85	13.67	to	14.66
2009	12,612,013	5.2011	to	22.2504	140,984,437	0.28	1.00	to	1.85	35.19	to	36.36
2008	14,615,786	3.8453	to	16.3806	119,597,619	0.25	1.00	to	1.85	(38.50)	to	(37.96)
2007	18,485,750	6.2491	to	26.5065	238,240,356	-	1.00	to	1.85	18.99	to	20.03
2006	24,616,070	5.2490	to	22.1693	263,364,457	-	1.00	to	1.85	6.03	to	6.94

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
MFF
2010	922,817	$ 11.2140	to	$ 19.8409	$ 12,234,367	-%	1.00%	to	2.25%	12.91%	to	14.35%
2009	1,079,900	9.8917	to	17.3864	12,532,342	-	1.00	to	2.30	34.29	to	36.08
2008	1,316,168	7.3320	to	12.8024	11,206,403	-	1.00	to	2.30	(38.97)	to	(38.16)
2007	1,464,903	11.9589	to	20.7435	20,689,801	-	1.00	to	2.30	18.20	to	19.78
2006	1,615,364	10.0706	to	17.3526	18,737,905	-	1.00	to	2.30	5.23	to	6.62
HYS
2010	4,992,117	14.8922	to	29.6663	99,394,800	9.47	1.00	to	1.85	13.40	to	14.38
2009	5,804,644	13.1329	to	26.0372	100,842,945	10.05	1.00	to	1.85	47.58	to	48.86
2008	6,745,555	8.8989	to	17.5591	78,775,038	9.54	1.00	to	1.85	(30.97)	to	(30.37)
2007	8,811,448	12.8913	to	30.7416	145,304,823	7.61	1.00	to	1.85	0.03	to	0.90
2006	11,347,579	12.8873	to	25.1862	186,188,557	8.37	1.00	to	1.85	8.36	to	9.29
MFC
2010	5,362,310	12.9647	to	17.5485	89,107,908	9.35	1.00	to	2.55	12.44	to	14.22
2009	6,543,484	11.4778	to	15.3945	95,852,231	9.78	1.00	to	2.55	45.89	to	48.21
2008	9,170,448	7.8311	to	10.4078	91,248,270	9.27	1.00	to	2.55	(31.44)	to	(30.35)
2007	9,231,715	11.3703	to	14.9734	132,587,722	7.08	1.00	to	2.55	(1.04)	to	0.54
2006	8,020,269	11.4368	to	14.9231	114,743,896	8.08	1.00	to	2.55	7.25	to	8.95
IGS
2010	3,754,249	14.9958	to	21.0746	66,861,752	0.90	1.00	to	1.85	13.03	to	14.01
2009	4,435,831	13.2602	to	18.5107	69,156,837	1.15	1.00	to	1.85	35.51	to	36.68
2008	5,162,799	9.7806	to	13.5618	59,050,183	1.33	1.00	to	1.85	(40.94)	to	(40.43)
2007	6,494,572	16.5529	to	22.7974	124,612,558	1.41	1.00	to	1.85	14.42	to	15.41
2006	7,850,731	14.4597	to	19.7805	131,169,208	0.68	1.00	to	1.85	23.72	to	24.78
IG1
2010	2,080,737	10.3907	to	24.1998	27,188,090	0.68	1.00	to	2.30	1.39	to	13.72
2009	2,056,727	9.2587	to	21.3236	24,793,740	0.75	1.00	to	2.30	34.52	to	36.31
2008	1,645,540	6.9084	to	15.6748	16,461,538	1.09	1.00	to	2.10	(41.23)	to	(40.56)
2007	1,455,023	11.7343	to	26.4253	26,435,969	1.10	1.00	to	2.30	13.87	to	18.28
2006	1,126,228	17.9775	to	23.0061	20,902,161	0.45	1.00	to	2.05	23.18	to	24.50
MII
2010	2,607,501	16.4109	to	26.2685	55,418,037	1.64	1.00	to	1.85	7.09	to	8.02
2009	2,987,921	15.3166	to	24.4127	59,014,660	3.33	1.00	to	1.85	23.05	to	24.12
2008	3,503,901	12.4412	to	19.7453	56,116,944	1.05	1.00	to	1.85	(32.68)	to	(32.10)
2007	4,858,869	18.4723	to	29.1921	113,714,035	1.65	1.00	to	1.85	5.35	to	6.27
2006	5,838,111	17.5246	to	27.5761	129,700,838	1.24	1.00	to	1.85	26.84	to	27.94
MI1
2010	19,684,586	9.3878	to	23.4684	192,674,447	1.41	1.15	to	2.35	0.83	to	7.53
2009	20,061,375	8.8376	to	21.8362	184,184,694	3.25	1.15	to	2.35	22.17	to	23.67
2008	22,385,237	7.2338	to	17.6653	167,431,706	0.93	1.15	to	2.35	(33.19)	to	(32.37)
2007	18,793,055	10.8274	to	26.1320	211,701,396	0.76	1.15	to	2.35	4.83	to	9.23
2006	703,270	20.2099	to	24.7123	14,701,003	1.07	1.15	to	2.05	26.32	to	27.47
MIS
2010	37,078,363	6.6013	to	12.1391	374,470,706	0.31	1.00	to	1.85	11.06	to	12.02
2009	43,349,933	5.9408	to	10.8514	392,101,061	0.81	1.00	to	1.85	3.56	to	38.74
2008	22,457,175	4.3169	to	7.8323	134,937,104	0.63	1.00	to	1.85	(38.38)	to	(37.85)
2007	30,064,891	7.0025	to	12.6193	286,174,371	0.36	1.00	to	1.85	9.46	to	10.41
2006	35,387,641	6.3943	to	11.4456	309,578,994	0.10	1.00	to	1.85	5.68	to	6.59

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
M1B	5,348,263	$ 9.7925	to	$ 15.3914	$ 63,674,137	0.10%	1.00%	to	2.55%	9.95%	to	11.70%
2010
2009	6,755,552	8.8427	to	13.8072	72,529,820	0.56	1.00	to	2.55	36.22	to	38.38
2008	6,598,033	6.4453	to	9.9977	53,180,723	0.34	1.00	to	2.55	(38.96)	to	(37.98)
2007	8,274,394	10.4829	to	16.1531	107,971,328	-	1.00	to	2.55	8.41	to	10.15
2006	6,763,495	9.6001	to	14.6951	78,640,745	-	1.00	to	2.55	4.68	to	6.34
MCS
2010	4,670,921	4.9504	to	5.5689	24,915,455	-	1.00	to	1.85	26.86	to	27.96
2009	4,857,853	3.8983	to	4.3522	20,289,951	0.07	1.00	to	1.85	39.68	to	40.89
2008	5,304,731	2.7880	to	3.0536	15,794,789	-	1.15	to	1.85	(52.25)	to	(51.90)
2007	7,235,851	5.8323	to	6.3480	44,914,140	-	1.15	to	1.85	7.80	to	8.59
2006	9,323,613	5.4047	to	5.8972	53,469,128	-	1.15	to	1.85	0.45	to	1.18
MC1
2010	1,566,303	6.8986	to	15.5588	15,073,695	-	1.15	to	2.50	25.67	to	27.40
2009	2,023,237	5.4533	to	12.2184	15,620,576	-	1.15	to	2.50	38.38	to	40.29
2008	2,534,232	3.9148	to	8.7136	14,019,215	-	1.00	to	2.50	(52.65)	to	(51.92)
2007	2,822,330	8.2136	to	18.1607	31,670,209	-	1.00	to	2.55	6.78	to	8.49
2006	3,386,735	7.6371	to	16.7744	35,351,366	-	1.00	to	2.55	(0.40)	to	1.18
MMS
2010	9,022,060	10.3396	to	14.0690	113,721,713	-	1.15	to	1.85	(1.85)	to	(1.14)
2009	11,201,129	10.5238	to	14.2660	142,977,635	-	1.15	to	1.85	(1.85)	to	(1.14)
2008	15,465,643	10.7978	to	14.4657	198,802,618	2.02	1.00	to	1.85	0.14	to	1.01
2007	14,742,422	10.7767	to	16.0468	188,524,112	4.78	1.00	to	1.85	2.90	to	3.80
2006	14,751,948	10.3731	to	13.9040	182,628,575	4.56	1.00	to	1.85	2.66	to	3.55
MM1
2010	15,867,217	9.4155	to	10.6456	158,401,447	0.00	1.00	to	2.55	(2.55)	to	(1.00)
2009	17,825,138	9.6619	to	10.7531	180,844,310	-	1.00	to	2.55	(2.55)	to	(1.00)
2008	22,125,007	9.9147	to	10.8617	228,570,494	1.77	1.00	to	2.55	(0.80)	to	0.78
2007	21,267,373	9.9894	to	10.7777	219,489,293	4.47	1.00	to	2.55	1.91	to	3.54
2006	15,330,003	9.7773	to	10.4095	153,918,543	4.28	1.00	to	2.55	1.68	to	3.29
NWD
2010	4,376,779	11.0608	to	22.2840	69,127,087	-	1.00	to	1.85	34.06	to	35.22
2009	5,216,357	8.2255	to	16.5026	60,742,092	-	1.00	to	1.85	59.95	to	61.33
2008	6,367,778	5.1269	to	10.2431	45,645,465	-	1.00	to	1.85	(40.70)	to	(40.18)
2007	8,362,104	8.6186	to	17.1469	99,019,794	-	1.00	to	1.85	0.65	to	1.53
2006	10,624,368	8.5367	to	16.9125	125,408,472	-	1.00	to	1.85	11.08	to	12.04
M1A
2010	4,156,401	13.2567	to	21.9094	80,056,321	-	1.00	to	2.55	32.75	to	34.85
2009	5,942,046	9.9357	to	16.2796	85,989,049	-	1.00	to	2.55	58.57	to	61.09
2008	8,571,360	6.2340	to	10.1266	77,933,950	-	1.00	to	2.55	(41.31)	to	(40.37)
2007	9,051,054	10.5672	to	17.0170	138,196,204	-	1.00	to	2.55	(0.35)	to	1.25
2006	8,544,360	10.5494	to	16.8413	128,060,378	-	1.00	to	2.55	10.02	to	11.77
RIS
2010	2,727,635	12.4438	to	22.6449	42,251,199	1.39	1.15	to	1.85	8.58	to	9.37
2009	3,126,123	11.4543	to	20.7048	44,296,413	3.19	1.15	to	1.85	28.51	to	29.45
2008	3,693,283	8.9085	to	15.9949	40,321,119	1.80	1.15	to	1.85	(43.56)	to	(43.14)
2007	5,162,219	15.7747	to	28.1322	98,199,663	1.14	1.15	to	1.85	11.05	to	11.86
2006	6,522,015	14.1980	to	25.1497	111,472,872	1.14	1.15	to	1.85	25.12	to	26.03

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
RI1	5,914,182	$ 14.4251	to	$ 20.4619	$ 113,396,073	1.16%	1.15%	to	2.55%	0.36%	to	9.07%
2010
2009	6,716,956	13.3402	to	18.7700	118,436,542	3.05	1.15	to	2.55	27.17	to	29.00
2008	7,836,028	10.4310	to	14.5578	107,197,293	1.49	1.00	to	2.55	(44.07)	to	(43.17)
2007	7,944,489	18.5446	to	25.6706	191,456,875	0.92	1.00	to	2.55	9.92	to	11.67
2006	6,902,034	16.7358	to	23.0340	148,626,673	0.93	1.00	to	2.55	24.02	to	25.98
SIS
2010	2,344,628	15.6123	to	17.2956	39,058,974	5.39	1.15	to	1.85	8.23	to	9.01
2009	2,519,695	14.4181	to	15.8656	38,612,559	10.27	1.15	to	1.85	25.32	to	26.23
2008	2,463,406	11.4995	to	12.5692	29,958,353	8.29	1.15	to	1.85	(14.66)	to	(14.04)
2007	3,392,931	13.4684	to	14.6222	48,007,878	5.51	1.15	to	1.85	1.56	to	2.30
2006	3,797,869	13.2544	to	14.2929	52,671,180	6.07	1.15	to	1.85	4.74	to	5.50
SI1
2010	683,470	14.2245	to	16.0462	10,489,949	5.17	1.15	to	2.30	7.52	to	8.78
2009	785,460	13.2301	to	14.7509	11,155,167	10.70	1.15	to	2.30	24.32	to	25.78
2008	956,921	10.6423	to	11.7277	10,869,245	8.07	1.15	to	2.30	(15.21)	to	(14.21)
2007	1,425,992	12.5520	to	13.6707	18,942,966	5.10	1.15	to	2.30	0.85	to	2.04
2006	1,662,083	11.2160	to	13.5062	21,695,648	5.71	1.15	to	2.30	4.01	to	5.23
TEC
2010	3,056,751	4.7761	to	5.5218	15,842,093	-	1.15	to	1.85	18.41	to	19.27
2009	3,329,932	4.0295	to	4.6305	14,531,610	-	1.15	to	1.85	73.37	to	74.63
2008	3,206,181	2.3219	to	2.6520	8,055,874	-	1.15	to	1.85	(51.83)	to	(51.49)
2007	4,080,642	4.8154	to	5.4664	21,166,638	-	1.15	to	1.85	17.99	to	18.83
2006	4,306,342	4.0772	to	4.6453	18,818,345	-	1.15	to	1.85	19.72	to	20.57
TE1
2010	160,111	10.4740	to	23.5955	1,776,216	-	1.15	to	1.85	18.00	to	18.84
2009	187,530	8.8766	to	19.8656	1,773,079	-	1.15	to	1.85	73.17	to	74.41
2008	183,490	5.1259	to	11.3963	989,205	-	1.15	to	1.85	(52.00)	to	(51.66)
2007	314,493	10.6793	to	23.5856	3,552,821	-	1.15	to	2.05	17.53	to	18.61
2006	332,775	9.0680	to	19.8947	3,147,970	-	1.15	to	1.85	19.35	to	20.20
TRS
2010	22,491,979	13.2205	to	34.1964	506,544,820	2.81	1.15	to	1.85	7.93	to	8.72
2009	25,748,066	12.2364	to	31.5325	535,058,547	3.94	1.15	to	1.85	15.91	to	16.75
2008	29,892,193	10.5464	to	27.0755	537,334,088	3.47	1.15	to	1.85	(23.01)	to	(22.45)
2007	39,711,318	13.6838	to	42.0157	899,656,744	3.01	1.15	to	1.85	2.38	to	3.13
2006	49,201,194	13.3518	to	34.0206	1,081,166,349	2.82	1.15	to	1.85	10.15	to	10.95
MFJ
2010	51,225,040	11.6925	to	15.0409	724,908,318	2.57	1.00	to	2.55	1.01	to	8.59
2009	56,778,902	10.8771	to	13.8787	743,138,623	3.49	1.00	to	2.55	14.80	to	16.63
2008	53,879,494	9.4214	to	11.9241	605,101,294	3.15	1.00	to	2.55	(23.74)	to	(22.52)
2007	57,895,390	12.2852	to	15.4222	840,502,026	2.67	1.00	to	2.55	1.41	to	3.03
2006	53,249,495	12.0173	to	14.9995	751,331,290	2.50	1.00	to	2.55	9.06	to	10.79

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
UTS
2010	6,010,069	$ 15.9966	to	$ 51.1708	$ 165,648,150	3.28%	1.15%	to	1.85%	11.80	to	12.61%
2009	7,070,735	14.3014	to	45.5539	173,124,755	5.05	1.15	to	1.85	30.91	to	31.86
2008	8,400,706	10.9193	to	34.6333	155,230,961	1.91	1.15	to	1.85	(38.23)	to	(37.78)
2007	11,423,450	17.6690	to	55.8021	329,601,898	1.34	1.15	to	1.85	26.19	to	27.11
2006	14,522,188	13.9930	to	44.0096	327,399,609	2.98	1.15	to	1.85	29.84	to	30.78
MFE
2010	3,706,532	18.9809	to	33.4566	111,476,038	3.08	1.00	to	2.35	0.98	to	12.47
2009	3,827,620	17.0227	to	29.8078	101,639,771	4.55	1.00	to	2.35	29.97	to	31.77
2008	3,731,129	13.0308	to	22.6677	72,955,216	1.66	1.00	to	2.35	(38.74)	to	(37.88)
2007	3,613,171	21.1610	to	36.5673	109,039,810	1.09	1.00	to	2.35	25.25	to	26.99
2006	2,880,540	16.8080	to	28.8532	64,951,521	2.61	1.00	to	2.35	28.87	to	30.65
MVS
2010	7,251,195	13.1542	to	18.8348	122,377,852	1.43	1.15	to	1.85	9.45	to	10.24
2009	8,202,606	11.9883	to	17.0851	125,753,509	1.84	1.15	to	1.85	18.26	to	19.12
2008	9,654,222	9.9861	to	14.3424	124,630,580	1.92	1.15	to	1.85	(33.90)	to	(33.41)
2007	13,437,738	15.0910	to	21.5393	258,734,352	1.62	1.15	to	1.85	5.92	to	6.69
2006	17,360,967	14.2333	to	20.1884	314,343,755	1.54	1.15	to	1.85	18.73	to	19.59
MV1
2010	14,050,600	12.4122	to	17.0183	219,524,012	1.21	1.00	to	2.50	1.46	to	10.11
2009	15,232,380	11.3930	to	15.4866	216,431,676	1.61	1.00	to	2.50	17.29	to	19.10
2008	13,424,854	9.6688	to	13.0299	159,243,510	1.45	1.00	to	2.55	(34.59)	to	(33.54)
2007	8,166,089	14.7056	to	19.6462	138,202,958	1.35	1.00	to	2.55	4.91	to	6.59
VKM
2010	1,156,849	12.4665	to	12.7369	14,589,309	-	1.35	to	2.10	0.48	to	30.49
2009	926,271	9.6270	to	9.7612	8,989,304	-	1.35	to	2.10	54.06	to	55.24
2008[4]	99,801	6.2488	to	6.2877	626,133	0.54	1.35	to	2.10	(37.51)	to	(37.12)
OBV
2010	1,744,434	7.4258	to	7.6460	13,178,352	1.20	1.35	to	2.10	10.31	to	11.16
2009	1,891,259	6.7316	to	6.8786	12,895,821	-	1.35	to	2.10	19.05	to	19.96
2008	626,984	5.6546	to	5.7342	3,574,079	1.96	1.35	to	2.10	(44.81)	to	(44.38)
2007[8]	199,285	10.2449	to	10.3095	2,048,287	0.09	1.35	to	2.10	2.45	to	3.10
OCA
2010	1,870,731	10.9252	to	14.8892	26,312,656	-	1.30	to	2.55	0.50	to	7.73
2009	2,138,568	10.0820	to	13.8285	27,945,879	0.01	1.30	to	2.55	40.48	to	42.28
2008	2,290,263	7.1367	to	9.7242	21,043,470	-	1.30	to	2.55	(47.05)	to	(46.37)
2007	2,405,555	13.4033	to	18.1418	41,294,194	0.01	1.30	to	2.55	10.94	to	12.37
2006	2,590,414	11.9843	to	16.1528	39,813,448	0.18	1.30	to	2.55	4.94	to	6.29
OGG
2010	2,177,497	14.4679	to	15.5868	32,916,492	1.21	1.30	to	2.30	0.50	to	14.20
2009	2,283,843	12.7984	to	13.6487	30,325,737	1.94	1.30	to	2.30	36.15	to	37.54
2008	2,451,893	9.4003	to	9.9232	23,751,907	1.28	1.30	to	2.30	(41.71)	to	(41.11)
2007	2,653,815	16.1268	to	16.8504	43,790,664	1.05	1.30	to	2.30	3.63	to	4.69
2006	1,996,825	15.4407	to	16.0948	31,585,162	0.68	1.30	to	2.30	14.67	to	15.84

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
OMG
2010	34,219,506	$ 11.2437	to	$ 14.4482	$ 470,911,158	0.93%	1.30%	to	2.55%	12.87%	to	14.32%
2009	40,927,550	9.9155	to	12.6447	494,644,467	1.66	1.30	to	2.55	24.73	to	26.33
2008	48,485,735	7.9130	to	10.0143	465,958,080	1.23	1.30	to	2.55	(40.20)	to	(39.43)
2007	44,367,479	13.1710	to	16.5411	706,504,514	0.74	1.30	to	2.55	1.48	to	2.79
2006	31,198,650	12.9188	to	16.1003	484,702,859	0.79	1.30	to	2.55	11.84	to	13.27
OMS
2010	596,815	14.3827	to	20.2332	11,503,067	0.41	1.30	to	2.30	20.23	to	21.46
2009	678,635	11.9020	to	16.6671	10,851,459	0.65	1.30	to	2.30	33.73	to	35.10
2008	760,213	8.8544	to	12.3428	9,053,263	0.28	1.30	to	2.30	(39.44)	to	(38.81)
2007	870,402	14.5452	to	20.1827	17,001,852	0.17	1.30	to	2.30	(3.67)	to	(2.68)
2006	925,673	14.9139	to	20.7493	18,678,581	0.02	1.30	to	2.30	12.03	to	13.17
PRA
2010	457,711	11.9181	to	12.5294	5,600,897	7.57	1.35	to	2.30	10.49	to	11.57
2009	380,342	10.7865	to	11.2306	4,188,531	7.02	1.35	to	2.30	18.78	to	19.93
2008	411,581	9.1402	to	9.3641	3,799,922	6.07	1.35	to	2.10	(17.62)	to	(16.98)
2007	340,476	11.0947	to	11.2797	3,802,578	8.56	1.35	to	2.25	5.88	to	6.86
2006	192,534	10.4068	to	10.5620	2,021,607	6.50	1.35	to	2.25	2.31	to	3.25
PCR
2010	6,649,829	10.8013	to	11.4155	74,448,884	15.26	1.30	to	2.35	4.75	to	22.91
2009	6,636,017	8.8825	to	9.2879	60,651,115	6.19	1.30	to	2.35	38.20	to	39.69
2008	5,813,511	6.3854	to	6.6490	38,163,263	6.32	1.30	to	2.55	(45.23)	to	(44.52)
2007	977,885	11.7108	to	11.9855	11,610,424	4.99	1.30	to	2.35	20.33	to	21.63
2006	494,790	9.7092	to	9.8541	4,852,130	6.00	1.30	to	2.30	(5.32)	to	(4.36)
PMB
2010	1,018,985	15.5140	to	24.6843	24,113,288	4.90	1.30	to	2.30	(0.27)	to	10.71
2009	763,094	14.1130	to	22.3073	16,175,720	5.93	1.30	to	2.30	27.59	to	28.89
2008	593,875	11.0277	to	17.3159	9,715,387	6.51	1.30	to	2.15	(16.44)	to	(15.71)
2007	635,006	13.1766	to	20.5534	12,385,714	5.76	1.30	to	2.25	3.43	to	4.44
2006	534,239	12.6765	to	19.6898	9,997,829	5.39	1.30	to	2.25	6.82	to	7.86
6TT
2010	52,768,623	11.5909	to	11.7375	616,967,109	4.55	1.35	to	2.25	1.27	to	9.84
2009[7]	2,068,926	10.6560	to	10.6863	22,080,454	1.16	1.35	to	2.10	6.56	to	6.86
PRR
2010	8,101,705	12.4675	to	15.1880	118,890,037	1.45	1.30	to	2.35	5.57	to	6.71
2009	8,961,667	11.6153	to	14.2408	123,731,443	3.07	1.30	to	2.35	15.61	to	16.86
2008	9,486,271	10.1007	to	12.1928	112,568,613	3.52	1.30	to	2.55	(9.43)	to	(8.27)
2007	4,125,528	11.0670	to	13.2982	53,416,156	4.64	1.30	to	2.35	8.05	to	9.22
2006	3,162,459	10.1108	to	12.1816	37,613,046	4.23	1.30	to	2.35	(1.65)	to	(0.59)
PTR
2010	28,187,212	13.0311	to	15.3681	420,201,410	2.41	1.30	to	2.55	5.36	to	6.71
2009	29,012,388	12.3681	to	14.4089	406,911,559	5.19	1.30	to	2.55	11.16	to	12.59
2008	26,948,277	11.1260	to	12.8042	337,147,301	4.48	1.30	to	2.55	2.12	to	3.44
2007	20,114,681	10.8948	to	12.3852	243,883,703	4.78	1.30	to	2.55	5.97	to	7.34
2006	6,231,960	10.2806	to	11.5442	70,316,909	4.41	1.30	to	2.55	1.21	to	2.51
3XX
2010	242,013	11.9196	to	12.1212	2,915,660	0.01	1.35	to	2.10	2.33	to	3.11
2009	135,214	11.6483	to	11.7554	1,584,405	4.28	1.35	to	2.10	26.54	to	27.51
2008[6]	7,549	9.2051	to	9.2190	69,521	0.25	1.35	to	2.10	(7.95)	to	(7.81)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
5XX
2010	13,213,863	$ 11.0947	to	$ 11.3458	$ 148,879,348	0.99%	1.35%	to	2.35%	0.33%	to	3.49%
2009	6,788,906	10.8299	to	10.9627	74,125,443	1.73	1.35	to	2.35	5.81	to	6.89
2008[6]	260,820	10.2403	to	10.2557	2,673,696	0.63	1.35	to	2.10	2.40	to	2.56
SBI
2010[5]	107	10.0305	to	10.0305	1,073	-	1.65			0.30
SSA
2010	1,555,115	9.4891	to	10.7582	15,434,805	-	1.30	to	2.30	1.39	to	14.94
2009	1,251,695	8.3399	to	9.3596	10,849,906	0.97	1.30	to	2.30	18.07	to	19.28
2008	645,382	7.0636	to	7.8469	4,695,884	0.39	1.30	to	2.30	(38.60)	to	(37.97)
2007	643,565	11.5044	to	12.6500	7,577,757	0.69	1.30	to	2.30	(8.24)	to	(7.30)
2006	403,028	12.4447	to	13.6457	5,143,745	1.56	1.30	to	2.30	17.03	to	18.22
VSC
2010	12,976,175	9.5147	to	9.9126	126,734,777	0.12	1.30	to	2.35	1.49	to	22.46
2009	15,857,749	7.8530	to	8.0945	126,954,591	0.06	1.30	to	2.35	33.29	to	34.72
2008	18,181,464	5.8697	to	6.0083	108,453,439	0.02	1.30	to	2.55	(39.72)	to	(38.95)
2007[8]	10,111,572	9.7546	to	9.8411	99,172,712	-	1.30	to	2.35	(2.45)	to	(1.59)
2XX
2010	809,572	14.1248	to	14.3637	11,548,624	-	1.35	to	2.10	1.08	to	19.70
2009	525,999	11.8545	to	12.0001	6,287,736	0.46	1.35	to	2.35	27.01	to	28.31
2008[6]	22,414	9.3391	to	9.3523	209,422	0.22	1.35	to	2.05	(6.61)	to	(6.48)
SVV
2010	27,094,644	8.8470	to	9.1989	245,751,191	0.24	1.30	to	2.30	1.24	to	11.21
2009	26,677,319	8.0247	to	8.2714	218,376,327	0.18	1.30	to	2.35	25.99	to	27.34
2008	12,154,042	6.3694	to	6.4953	78,407,076	0.77	1.30	to	2.35	(39.39)	to	(38.74)
2007[8]	2,540,048	10.5313	to	10.5978	26,839,611	0.52	1.35	to	2.10	5.31	to	5.98
SGC
2010	6,122,866	10.1961	to	10.5682	63,936,768	-	1.30	to	2.55	19.02	to	20.54
2009	7,455,297	8.5669	to	8.7673	64,864,952	1.22	1.30	to	2.55	22.48	to	24.05
2008[4]	215,255	7.0092	to	7.0676	1,517,022	2.11	1.30	to	2.30	(29.91)	to	(29.32)
S13
2010	2,387,778	10.2409	to	10.4631	24,767,620	-	1.35	to	2.10	1.52	to	19.98
2009	2,035,236	8.6010	to	8.7209	17,646,515	1.35	1.35	to	2.10	22.75	to	23.69
2008[4]	461,987	7.0070	to	7.0506	3,248,365	1.40	1.35	to	2.10	(29.93)	to	(29.49)
SDC
2010	61,117,799	10.1910	to	10.5627	638,001,577	1.51	1.30	to	2.55	(0.20)	to	1.08
2009	64,647,414	10.2112	to	10.4496	670,446,089	1.95	1.30	to	2.55	1.13	to	2.43
2008[4]	3,609,661	10.0968	to	10.2017	36,702,316	2.00	1.30	to	2.55	0.97	to	2.02
S15
2010	13,481,729	10.2516	to	10.4739	139,938,767	1.22	1.35	to	2.10	0.01	to	0.78
2009	9,776,996	10.2503	to	10.3929	101,017,700	1.78	1.35	to	2.10	1.35	to	2.12
2008[4]	5,738,613	10.1141	to	10.1769	58,238,982	1.67	1.35	to	2.10	1.14	to	1.77
7XX
2010	100,466,095	13.2989	to	13.5846	1,355,951,680	0.99	1.35	to	2.30	0.96	to	10.31
2009	43,431,451	12.1726	to	12.3144	532,922,757	0.03	1.35	to	2.30	20.80	to	21.98
2008[6]	3,745,513	10.0806	to	10.0958	37,790,183	-	1.35	to	2.10	0.81	to	0.96

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
6XX
2010	56,794,830	$ 12.3121	to	$ 12.5907	$ 710,247,154	1.32%	1.35%	to	2.35%	0.66%	to	8.16%
2009	29,850,497	11.4993	to	11.6404	346,182,096	0.04	1.35	to	2.35	16.42	to	17.61
2008[6]	3,332,280	9.8788	to	9.8977	32,962,278	-	1.35	to	2.30	(1.21)	to	(1.02)
8XX
2010	38,504,662	14.0152	to	14.3163	547,564,582	1.34	1.35	to	2.30	1.11	to	12.08
2009	33,055,520	12.6336	to	12.7730	420,654,948	0.03	1.35	to	2.25	23.90	to	25.04
2008[6]	3,096,720	10.2006	to	10.2150	31,612,159	-	1.35	to	2.05	2.01	to	2.15
1XX
2010	690,018	14.2309	to	14.5204	9,947,413	-	1.35	to	2.25	1.09	to	24.16
2009	505,244	11.5527	to	11.6946	5,885,588	-	1.35	to	2.35	28.30	to	29.61
2008[6]	46,329	9.0099	to	9.0227	417,717	-	1.35	to	2.05	(9.90)	to	(9.77)
SLC
2010	37,839,785	9.4413	to	9.7860	365,984,873	-	1.30	to	2.55	14.20	to	15.66
2009	44,880,071	8.2672	to	8.4607	376,858,237	0.68	1.30	to	2.55	14.84	to	16.31
2008[4]	41,059	7.2019	to	7.2710	297,731	1.73	1.35	to	2.50	(27.98)	to	(27.29)
S12
2010	1,310,468	9.4899	to	9.6958	12,595,699	-	1.35	to	2.10	1.96	to	15.36
2009	1,035,946	8.2892	to	8.4047	8,658,196	0.53	1.35	to	2.10	14.94	to	15.82
2008[4]	257,078	7.2115	to	7.2565	1,860,629	1.47	1.35	to	2.10	(27.88)	to	(27.44)
S14
2010	2,507,888	11.8365	to	12.1976	30,197,858	7.11	1.30	to	2.35	0.56	to	10.96
2009	2,122,320	10.7816	to	10.9924	23,125,087	8.28	1.30	to	2.35	27.37	to	28.74
2008[4]	1,225,378	8.4648	to	8.5386	10,424,727	6.30	1.30	to	2.35	(15.35)	to	(14.61)
4XX
2010	37,284,808	11.7482	to	12.0005	444,483,583	1.98	1.35	to	2.30	0.47	to	5.83
2009	19,960,844	11.2092	to	11.3398	225,495,970	2.17	1.35	to	2.30	6.13	to	7.16
2008[6]	1,540,689	10.5661	to	10.5820	16,292,247	0.26	1.35	to	2.10	5.66	to	5.82
S16
2010	3,345,323	11.3017	to	11.6302	38,555,488	-	1.35	to	2.35	1.63	to	21.13
2009	4,026,257	9.4258	to	9.6104	38,434,290	0.03	1.30	to	2.35	26.90	to	28.27
2008[4]	3,999,122	7.4152	to	7.4925	29,871,985	0.25	1.30	to	2.55	(25.85)	to	(25.08)
LGF
2010	569,042	8.7830	to	9.1019	5,093,897	0.05	1.35	to	2.10	0.85	to	17.59
2009	455,382	7.5264	to	7.7405	3,477,756	0.23	1.35	to	2.10	34.20	to	35.23
2008	304,806	5.6083	to	5.7240	1,727,419	-	1.35	to	2.10	(45.48)	to	(45.06)
2007	223,425	10.2859	to	10.4178	2,312,144	-	1.35	to	2.10	4.53	to	5.33
2006[9]	80,896	9.8104	to	9.8937	797,765	-	1.35	to	2.10	(1.60)	to	(1.10)
SC3
2010	320,946	14.8160	to	18.4073	5,520,469	11.07	1.35	to	2.55	12.34	to	13.73
2009	423,229	13.1880	to	16.2432	6,441,422	3.54	1.35	to	2.55	26.77	to	28.33
2008	536,020	10.4035	to	12.7026	6,378,152	2.15	1.35	to	2.55	(46.15)	to	(45.48)
2007	608,427	19.3181	to	23.3818	13,338,079	1.33	1.35	to	2.55	(15.36)	to	(14.31)
2006	769,769	22.8241	to	27.3850	19,831,254	1.58	1.35	to	2.55	35.43	to	37.09

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
SRE
2010	10,929,59310,929,593	$ 11.3996	to	$ 12.4068	$ 132,272,111	10.38%	1.30%	to	2.55%	2.60%	to	13.45%
2009	12,079,423	10.1769	to	10.9415	129,349,823	3.06	1.30	to	2.55	26.51	to	28.14
2008	14,063,340	8.0442	to	8.5432	117,968,404	1.95	1.30	to	2.55	(46.31)	to	(45.61)
2007	10,404,402	14.9817	to	15.7163	161,037,838	1.28	1.30	to	2.55	(15.56)	to	(14.47)
2006	5,480,387	17.7423	to	18.3844	99,533,635	1.38	1.30	to	2.55	35.12	to	36.85
IGB
2010	10,165,312	11.1662	to	11.9811	119,314,751	3.25	1.30	to	2.35	0.18	to	6.11
2009	5,428,936	10.6366	to	11.2972	60,077,481	4.11	1.30	to	2.35	17.79	to	19.05
2008	2,115,205	9.0304	to	9.4941	19,711,311	5.41	1.30	to	2.35	(14.75)	to	(13.83)
2007	2,196,971	10.5929	to	11.0236	23,839,225	4.94	1.30	to	2.35	1.07	to	2.16
2006	821,108	10.4189	to	10.7963	8,748,658	5.05	1.30	to	2.30	2.73	to	3.78
CMM
2010	11,093,798	9.4938	to	10.4923	113,075,492	0.00	1.30	to	2.30	(2.30)	to	(0.07)
2009	10,657,224	9.7534	to	10.6359	110,636,803	0.01	1.30	to	2.10	(2.09)	to	(1.29)
2008	4,996,815	9.9446	to	10.7798	52,722,915	1.26	1.30	to	2.30	(0.55)	to	0.62
2007	161,444	10.5037	to	10.7137	1,712,816	4.50	1.35	to	2.05	2.46	to	3.19
2006	119,244	10.1589	to	10.3821	1,230,135	4.30	1.35	to	2.05	2.21	to	2.93
WTF
2010	62,686	14.3506	to	15.1320	930,311	0.57	1.35	to	2.25	23.72	to	24.86
2009	93,745	11.5992	to	12.1194	1,117,650	-	1.35	to	2.25	62.45	to	63.94
2008	137,209	7.1403	to	7.3924	1,001,434	-	1.35	to	2.25	(50.22)	to	(49.75)
2007	109,329	14.3426	to	14.7127	1,593,216	-	1.35	to	2.25	6.92	to	7.91
2006	76,127	13.3415	to	13.6344	1,031,416	0.29	1.35	to	2.25	17.02	to	18.09
USC
2010	4,696	11.9677	to	12.2534	56,768	-	1.65	to	2.05	20.83	to	21.32
2009	5,209	9.9049	to	10.1001	52,040	-	1.65	to	2.05	39.31	to	39.88
2008	5,569	7.1099	to	7.2205	39,860	-	1.65	to	2.05	(40.93)	to	(40.69)
2007	5,229	12.0360	to	12.1732	63,311	-	1.65	to	2.05	3.22	to	3.64
2006	2,650	11.7457	to	11.7457	31,111	0.13	1.65				6.10

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

2 Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

3 Ratio represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented.

4 For the period March 10, 2008 (commencement of operations) through December 31, 2008.

5 Commencement of operations in 2006; first activity in 2010.

6 For the period October 6, 2008 (commencement of operations) through December 31, 2008.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

7 For the period August 17, 2009 (commencement of operations) through December 31, 2009.

8 For the period March 5, 2007 (commencement of operations) through December 31, 2007.

9 For the period May 1, 2006 (commencement of operations) through December 31, 2006.

10 For the period May 4, 2009 (commencement of operations) through December 31, 2009.

11 Commencement of operations was December 17, 2007; first activity in 2008.

10. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

	A.	Condensed Financial Information – Accumulation Unit Values (Part A)

	B.	Financial Statements of the Depositor (Part B)

Audited:

		1.	Report of Independent Registered Public Accounting Firm;
		2.	Consolidated Statements of Income, Years Ended December 31, 2010, 2009 and 2008;
		3.	Consolidated Balance Sheets, December 31, 2010 and 2009;
		4.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2010, 2009 and 2008;
		5.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2010, 2009 and 2008;
		6.	Consolidated Statements of Cash Flows, Years Ended December 31, 2010, 2009 and 2008; and
		7.	Notes to Consolidated Financial Statements.

	C.	Financial Statements of the Registrant (Part B)

		1.	Report of Independent Registered Public Accounting Firm;
		2.	Statement of Assets and Liabilities, December 31, 2010;
		3.	Statement of Operations, Year Ended December 31, 2010;
		4.	Statements of Changes in Net Assets, Years Ended December 31, 2010 and December 31, 2009; and
		5.	Notes to Financial Statements.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)
Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)
Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(b)(ii)
Amendment to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(c)(i)
Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(ii)
Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(iii)
Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)	Specimen Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File 333-83364, filed on February 25, 2002);

(4)(b)
Specimen Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File 333-83364, filed on February 25, 2002);

(4)(c)
Specimen Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File 333-83364, filed on February 25, 2002);

(4)(d)
Specimen Sun Income Advisor Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-168741, filed on August 11, 2010);

(5)(a)
Specimen Application to be used with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed February 14, 2002);

(5)(b)
Specimen Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-74884 filed February 14, 2002);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)	Not Applicable;

(8)(a)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(b)
Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(c)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(d)
Amended and Restated Participation Agreement dated September 1, 2004 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(e)
Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001);

(8)(f)
Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada (U.S.), Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(g)
Participation Agreement Among Columbia Variable Investment Trust, Columbia Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(h)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(i)
Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 of Sun Life of Canada (US) Variable Account G, File No. 333-111688, filed on April 27, 2007);

(8)(j)
Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(8)(k)
Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-143353, filed with the Securities and Exchange Commission on May 30, 2007);

(9)
Opinion of Counsel as to the legality of the securities being registered (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-168741, filed on October 29, 2010);

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2010, filed on March 29, 2011);

(12)	Not Applicable;

(13)	Schedule for Computation of Performance Quotations (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)	Not Applicable;

(15)(a)	Powers of Attorney;*

(15)(b)
Resolution of the Board of Directors of the depositor dated March 24, 2011, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2011)

(16)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2011).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director

Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Counsel and Director

Stephen L. Deschenes Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Annuities and Director

Colm J. Freyne Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director

Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer and Director

Terrence J. Mullen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director

Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	President, SLF U.S., and Director and Chairman

Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary

Priscilla S. Brown Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Head of U.S. Marketing

David J. Healy Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Sun Life Financial U.S. Operations

Larry R. Madge Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Actuary

Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Executive Vice President and Chief Investment Officer

Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources

Janet Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Individual Life Insurance

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File No. 333-83516, filed April 27, 2011.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2011, there were 4 qualified and 6 non-qualified contract owners.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended March 19, 2004 (a copy of which was filed as Exhibit 3.2 to Depositor’s Form 10-K, File No. 333-82824, filed on March 29, 2004) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.). Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, I, and K Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, D, J, and N and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter

	Terrance J. Mullen	President and Director
	Scott M. Davis	Director
	Ronald H. Friesen	Director
	Michael S. Bloom	Secretary
	Ann B. Teixeira	Assistant Vice President, Compliance
	Kathleen T. Baron	Chief Compliance Officer
	William T. Evers	Assistant Vice President and Senior Counsel
	Jane F. Jette	Financial/Operations Principal and Treasurer
	Michelle Greco	Counsel
	Matthew S. MacMillen	Tax Officer

*The principal business address of all directors and officers of the principal underwriter is, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 27th day of April, 2011.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President and Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	President, SLF U.S. and Director	April 27, 2011
Westley V. Thompson	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Senior Vice President and Chief Financial Officer	April 27, 2011
Ronald H. Friesen	and Treasurer and Director
(Principal Financial Officer)

/s/ Douglas C. Miller*	Vice President and Controller	April 27, 2011
Douglas C. Miller	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	April 27, 2011
Sandra M. DaDalt	Thomas A. Bogart, Director
Scott M. Davis, Director
Stephen L. Deschenes, Director
Colm. J. Freyne, Director
Terrence J. Mullen, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File No. 333-83516, filed on or about April 27, 2011. Powers of attorney are included herein as Exhibit 15(a).

EXHIBIT INDEX

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)

(15)(a)	Powers of Attorney